UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03833-01

MainStay VP Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 576-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments.

The schedule of investments for the period ended March 31, 2015 is filed herewith.

MainStay VP Balanced Portfolio

Portfolio of Investments March 31, 2015 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 36.4%†
	Asset-Backed Securities 1.8%
	Auto Floor Plan 0.3%
	CNH Wholesale Master Note Trust Series 2013-2A, Class A 0.775%, due 8/15/19 (a)(b)	$375,000	$375,693
	Ford Credit Floorplan Master Owner Trust A
	Series 2013-5, Class A2 0.645%, due 9/15/18 (a)	275,000	275,467
	Series 2013-4, Class A 0.725%, due 6/15/20 (a)	150,000	150,624
	Navistar Financial Dealer Note Master Trust Series 2013-2, Class A 0.854%, due 9/25/18 (a)(b)	175,000	175,138
			976,922
	Automobile 0.1%
	Chesapeake Funding LLC Series 2013-1A, Class A 0.625%, due 1/7/25 (a)(b)	146,485	146,554
	Nissan Auto Lease Trust Series 2014-B, Class A3 1.12%, due 9/15/17	200,000	199,995
			346,549
	Credit Cards 0.1%
	American Express Issuance Trust II Series 2013-2, Class A 0.605%, due 8/15/19 (a)	125,000	125,528
	Citibank Credit Card Issuance Trust Series 2013-A7, Class A7 0.605%, due 9/10/20 (a)	150,000	150,437
	Discover Card Execution Note Trust Series 2014-A1, Class A1 0.605%, due 7/15/21 (a)	250,000	250,571
			526,536
	Other ABS 1.3%
	Apartment Investment & Management Co. CLO Series 2014-AA, Class A 1.763%, due 7/20/26 (a)(b)	250,000	249,815
	Apidos CDO Series 2013-14A, Class A 1.381%, due 4/15/25 (a)(b)	475,000	466,331
	Ares CLO, Ltd. Series 2013-2A, Class A1 1.483%, due 7/28/25 (a)(b)	200,000	198,250
	Babson CLO, Ltd. Series 2013-IA, Class A 1.331%, due 4/20/25 (a)(b)	450,000	444,897
	Ballyrock CDO, Ltd. Series 2013-1A, Class A 1.441%, due 5/20/25 (a)(b)	350,000	345,730
	Carlyle Global Market Strategies Series 2014-2A, Class A 1.727%, due 5/15/25 (a)(b)	250,000	249,610
	Cedar Funding, Ltd. Series 2014-4A, Class A1 1.731%, due 10/23/26 (a)(b)	250,000	249,347
	Cent CLO, L.P. Series 2013-18A, Class A 1.377%, due 7/23/25 (a)(b)	375,000	366,994
	CNH Equipment Trust Series 2014-C, Class A3 1.05%, due 11/15/19	100,000	100,081
	Dryden Senior Loan Fund Series 2014-31A, Class A 1.607%, due 4/18/26 (a)(b)	280,000	278,194
	Galaxy XVII CLO, Ltd. Series 2014-17A, Class A 1.733%, due 7/15/26 (a)(b)	450,000	449,469
	Jamestown CLO, Ltd. Series 2013-3A, Class A1A 1.703%, due 1/15/26 (a)(b)	450,000	449,869
	Nomad CLO, Ltd. Series 2013-1A, Class A1 1.453%, due 1/15/25 (a)(b)	275,000	272,165
	Octagon Loan Funding, Ltd. Series 2014-1A, Class A1 1.706%, due 11/18/26 (a)(b)	450,000	448,794
	Race Point VIII CLO, Ltd. Series 2013-8A, Class A 1.511%, due 2/20/25 (a)(b)	270,000	268,969
	Sheridan Square CLO, Ltd. Series 2013-1A, Class A2 1.423%, due 4/15/25 (a)(b)	275,000	273,515
			5,112,030
	Total Asset-Backed Securities (Cost $6,987,673)		6,962,037

	Corporate Bonds 15.8%
	Aerospace & Defense 0.2%
	BAE Systems PLC 3.50%, due 10/11/16 (b)	100,000	103,340
	General Dynamics Corp. 2.25%, due 7/15/16	50,000	51,124
	Northrop Grumman Corp. 3.25%, due 8/1/23	175,000	180,420
	United Technologies Corp. 1.80%, due 6/1/17	300,000	305,522
			640,406
	Auto Manufacturers 0.7%
	Daimler Finance North America LLC
	2.375%, due 8/1/18 (b)	500,000	512,739
	3.875%, due 9/15/21 (b)	200,000	217,191
	Ford Motor Credit Co. LLC
	2.375%, due 1/16/18	1,500,000	1,525,956
	3.219%, due 1/9/22	400,000	408,425
			2,664,311
	Banks 4.2%
	Abbey National Treasury Services PLC 3.05%, due 8/23/18	575,000	598,968
	Australia & New Zealand Banking Group, Ltd. 4.50%, due 3/19/24 (b)	300,000	313,505
¤	Bank of America Corp.
	2.00%, due 1/11/18	250,000	251,887
	2.65%, due 4/1/19	325,000	331,154
	4.00%, due 1/22/25	525,000	529,249
	4.25%, due 10/22/26	500,000	516,171
	BB&T Corp.
	0.915%, due 2/1/19 (a)	475,000	476,414
	1.131%, due 6/15/18 (a)	275,000	277,594
	1.45%, due 1/12/18	100,000	100,174
	Citigroup, Inc.
	3.375%, due 3/1/23	75,000	76,862
	5.375%, due 8/9/20	250,000	286,035
	6.00%, due 8/15/17	100,000	109,997
	Credit Agricole S.A. 1.625%, due 4/15/16 (b)	250,000	251,691
	Credit Suisse 3.625%, due 9/9/24	400,000	413,427
	Credit Suisse Group Funding Guernsey, Ltd. 3.75%, due 3/26/25 (b)	450,000	455,262
	Deutsche Bank A.G. 4.50%, due 4/1/25	875,000	874,046
	Goldman Sachs Group, Inc. (The)
	2.60%, due 4/23/20	925,000	934,841
	3.50%, due 1/23/25	150,000	152,633
	5.375%, due 3/15/20	125,000	141,845
	6.00%, due 6/15/20	300,000	350,149
	HSBC Bank PLC 4.125%, due 8/12/20 (b)	550,000	599,614
	HSBC USA, Inc. 1.147%, due 9/24/18 (a)	100,000	101,156
	ING Bank N.V. 2.45%, due 3/16/20 (b)	225,000	227,760
	Intesa Sanpaolo S.p.A. 2.375%, due 1/13/17	400,000	404,770
¤	JPMorgan Chase & Co. 3.875%, due 9/10/24	1,450,000	1,487,540
	Korea Development Bank (The) 3.875%, due 5/4/17	475,000	497,584
	Lloyds Bank PLC 2.40%, due 3/17/20	275,000	277,605
	Mizuho Bank, Ltd. 2.40%, due 3/26/20 (b)	450,000	452,486
	Morgan Stanley
	2.65%, due 1/27/20	350,000	354,873
	5.00%, due 11/24/25	350,000	386,629
	5.50%, due 1/26/20	600,000	681,896
	Santander UK PLC 5.00%, due 11/7/23 (b)	975,000	1,049,945
	Skandinaviska Enskilda Banken AB 1.75%, due 3/19/18 (b)	400,000	401,384
	Sumitomo Mitsui Trust Bank, Ltd. 1.051%, due 9/16/16 (a)(b)	200,000	200,996
	Swedbank AB 1.75%, due 3/12/18 (b)	600,000	601,971
	UBS AG/Stamford CT 1.80%, due 3/26/18	475,000	476,318
	Wells Fargo & Co.
	4.10%, due 6/3/26	225,000	237,390
	4.125%, due 8/15/23	225,000	240,164
			16,121,985
	Beverages 0.2%
	Anheuser-Busch InBev Finance, Inc. 2.15%, due 2/1/19	250,000	254,310
	Anheuser-Busch InBev Worldwide, Inc. 4.375%, due 2/15/21	75,000	83,416
	Diageo Capital PLC 1.50%, due 5/11/17	100,000	100,936
	SABMiller Holdings, Inc. 2.45%, due 1/15/17 (b)	250,000	255,485
			694,147
	Chemicals 0.8%
	Airgas, Inc. 2.375%, due 2/15/20	500,000	500,875
	Albemarle Corp.
	3.00%, due 12/1/19	350,000	353,853
	4.15%, due 12/1/24	500,000	518,563
	Dow Chemical Co. (The) 5.70%, due 5/15/18	44,000	49,478
	Eastman Chemical Co. 3.80%, due 3/15/25	525,000	545,337
	LYB International Finance B.V. 4.00%, due 7/15/23	400,000	423,708
	NewMarket Corp. 4.10%, due 12/15/22	400,000	415,246
	NOVA Chemicals Corp. 5.00%, due 5/1/25 (b)	210,000	219,450
			3,026,510
	Cosmetics & Personal Care 0.0%‡
	Procter & Gamble Co. (The) 1.45%, due 8/15/16	50,000	50,597

	Diversified Financial Services 0.2%
	General Electric Capital Corp.
	2.20%, due 1/9/20	400,000	404,414
	4.375%, due 9/16/20	225,000	249,774
	6.00%, due 8/7/19	225,000	262,840
			917,028
	Electric 1.0%
	Arizona Public Service Co. 2.20%, due 1/15/20	250,000	251,683
	Commonwealth Edison Co. 1.95%, due 9/1/16	100,000	101,662
	Dayton Power & Light Co. (The) 1.875%, due 9/15/16	150,000	151,617
	Electricite de France 2.15%, due 1/22/19 (b)	300,000	303,922
	Exelon Generation Co. LLC 2.95%, due 1/15/20	575,000	584,700
	FirstEnergy Transmission LLC 4.35%, due 1/15/25 (b)	500,000	527,725
	GDF Suez 1.625%, due 10/10/17 (b)	150,000	150,942
	Great Plains Energy, Inc. 4.85%, due 6/1/21	280,000	313,146
	Hydro-Quebec 2.00%, due 6/30/16	150,000	152,633
	Kansas City Power & Light Co. 7.15%, due 4/1/19	250,000	299,818
	NextEra Energy Capital Holdings, Inc. 1.339%, due 9/1/15	550,000	551,534
	Niagara Mohawk Power Corp. 2.721%, due 11/28/22 (b)	100,000	99,979
	NiSource Finance Corp. 4.45%, due 12/1/21	100,000	109,107
	Pepco Holdings, Inc. 2.70%, due 10/1/15	100,000	100,796
			3,699,264
	Electronics 0.3%
	Amphenol Corp. 3.125%, due 9/15/21	175,000	179,362
	Thermo Fisher Scientific, Inc. 3.30%, due 2/15/22	850,000	871,563
			1,050,925
	Finance - Consumer Loans 0.0%‡
	John Deere Capital Corp.
	2.80%, due 9/18/17	50,000	52,115
	5.75%, due 9/10/18	75,000	85,627
			137,742
	Finance - Credit Card 0.4%
	American Express Credit Corp.
	0.82%, due 3/18/19 (a)	350,000	349,833
	2.25%, due 8/15/19	671,000	680,722
	Capital One Bank USA N.A. 2.15%, due 11/21/18	675,000	680,231
			1,710,786
	Finance - Other Services 0.1%
	National Rural Utilities Cooperative Finance Corp.
	1.90%, due 11/1/15	100,000	100,829
	2.35%, due 6/15/20	175,000	177,642
			278,471
	Food 0.2%
	Ingredion, Inc.
	1.80%, due 9/25/17	75,000	74,994
	4.625%, due 11/1/20	250,000	274,518
	Mondelez International, Inc. 4.125%, due 2/9/16	450,000	462,129
			811,641
	Gas 0.0%‡
	Sempra Energy 2.30%, due 4/1/17	75,000	76,500

	Hand & Machine Tools 0.0%‡
	Stanley Black & Decker, Inc. 3.40%, due 12/1/21	50,000	52,839

	Health Care - Products 0.3%
	Zimmer Holdings, Inc.
	2.70%, due 4/1/20	250,000	253,487
	3.15%, due 4/1/22	875,000	885,590
			1,139,077
	Health Care Equipment & Supplies 0.6%
	Becton, Dickinson & Co.
	2.675%, due 12/15/19	750,000	766,063
	3.734%, due 12/15/24	325,000	340,145
	Medtronic, Inc. 3.15%, due 3/15/22 (b)	1,250,000	1,297,955
			2,404,163
	Holding Company - Diversified 0.1%
	MUFG Americas Holdings Corp. 2.25%, due 2/10/20	375,000	375,727

	Insurance 1.0%
	American International Group, Inc. 4.125%, due 2/15/24	400,000	433,010
	Assurant, Inc. 2.50%, due 3/15/18	300,000	305,221
	MetLife, Inc. 1.903%, due 12/15/17	150,000	151,083
	Metropolitan Life Global Funding I 3.65%, due 6/14/18 (b)	700,000	744,251
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (b)	725,000	816,561
	Pricoa Global Funding I 2.20%, due 5/16/19 (b)	250,000	252,992
	Principal Financial Group, Inc. 8.875%, due 5/15/19	90,000	113,260
	QBE Insurance Group, Ltd. 2.40%, due 5/1/18 (b)	200,000	201,959
	Voya Financial, Inc. 2.90%, due 2/15/18	815,000	840,923
			3,859,260
	Iron & Steel 0.1%
	Carpenter Technology Corp. 4.45%, due 3/1/23	125,000	128,021
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	200,000	202,044
			330,065
	Machinery 0.1%
	Caterpillar Financial Services Corp. 2.10%, due 6/9/19	200,000	202,920

	Machinery - Diversified 0.1%
	John Deere Capital Corp. 1.70%, due 1/15/20	250,000	247,819

	Media 0.2%
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
	3.50%, due 3/1/16	75,000	76,650
	4.45%, due 4/1/24	200,000	213,598
	Time Warner Cable, Inc. 4.00%, due 9/1/21	500,000	535,186
			825,434
	Mining 0.3%
	Barrick Gold Corp. 4.10%, due 5/1/23	425,000	419,267
	BHP Billiton Finance USA, Ltd. 1.875%, due 11/21/16	150,000	152,312
	Rio Tinto Finance USA, Ltd.
	2.25%, due 9/20/16	275,000	280,413
	3.50%, due 11/2/20	200,000	210,908
	Yamana Gold, Inc. 4.95%, due 7/15/24	275,000	270,383
			1,333,283
	Oil & Gas 0.6%
	Anadarko Petroleum Corp. 5.95%, due 9/15/16	275,000	293,366
	BP Capital Markets PLC
	1.846%, due 5/5/17	75,000	75,903
	3.062%, due 3/17/22	425,000	432,365
	ConocoPhillips Co. 2.875%, due 11/15/21	275,000	281,995
	Helmerich & Payne International Drilling Co. 4.65%, due 3/15/25 (b)	400,000	414,246
	Nabors Industries, Inc. 5.00%, due 9/15/20	540,000	537,780
	Petroleos Mexicanos
	3.125%, due 1/23/19	125,000	127,500
	3.50%, due 1/30/23	100,000	97,650
	Total Capital International S.A. 1.55%, due 6/28/17	100,000	101,122
			2,361,927
	Packaging & Containers 0.1%
	Owens-Brockway Glass Container, Inc. 5.00%, due 1/15/22 (b)	290,000	295,409

	Pharmaceuticals 1.4%
	Actavis Funding SCS
	2.45%, due 6/15/19	350,000	351,440
	3.45%, due 3/15/22	500,000	512,139
	3.80%, due 3/15/25	850,000	877,225
	Bayer U.S. Finance LLC
	2.375%, due 10/8/19 (b)	625,000	635,679
	3.00%, due 10/8/21 (b)	550,000	569,036
	EMD Finance LLC
	2.40%, due 3/19/20 (b)	1,000,000	1,011,231
	2.95%, due 3/19/22 (b)	700,000	708,209
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	125,000	141,070
	Perrigo Finance PLC 3.50%, due 12/15/21	500,000	517,398
	Sanofi 4.00%, due 3/29/21	125,000	137,348
			5,460,775
	Pipelines 0.6%
	Energy Transfer Partners, L.P. 4.15%, due 10/1/20	375,000	393,681
	Kinder Morgan, Inc. 3.05%, due 12/1/19	750,000	757,443
	Phillips 66 Partners, L.P. 3.605%, due 2/15/25	450,000	450,757
	Plains All American Pipeline, L.P. / PAA Finance Corp. 8.75%, due 5/1/19	200,000	249,284
	Spectra Energy Partners, L.P. 2.95%, due 9/25/18	200,000	206,167
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (b)	175,000	168,314
			2,225,646
	Real Estate 0.1%
	WEA Finance LLC / Westfield UK & Europe Finance PLC 2.70%, due 9/17/19 (b)	500,000	506,144

	Real Estate Investment Trusts 0.7%
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	500,000	538,542
	DDR Corp. 4.75%, due 4/15/18	355,000	382,174
	Education Realty Operating Partnership, L.P. 4.60%, due 12/1/24	175,000	182,056
	Hospitality Properties Trust 6.30%, due 6/15/16	170,000	175,589
	Host Hotels & Resorts, L.P. 6.00%, due 10/1/21	150,000	173,627
	Liberty Property, L.P. 4.40%, due 2/15/24	125,000	133,602
	ProLogis, L.P. 4.25%, due 8/15/23	550,000	591,395
	Retail Opportunity Investments Partnership, L.P. 4.00%, due 12/15/24	400,000	409,186
			2,586,171
	Retail 0.0%‡
	Home Depot, Inc. (The) 4.40%, due 4/1/21	125,000	141,280

	Semiconductors 0.1%
	Samsung Electronics America, Inc. 1.75%, due 4/10/17 (b)	200,000	201,671

	Software 0.1%
	Fiserv, Inc. 4.75%, due 6/15/21	200,000	222,196

	Telecommunications 0.8%
	Orange S.A. 2.75%, due 2/6/19	225,000	233,035
	Telefonica Emisiones SAU 3.192%, due 4/27/18	475,000	495,398
¤	Verizon Communications, Inc.
	2.00%, due 11/1/16	100,000	101,460
	3.00%, due 11/1/21	1,150,000	1,172,940
	3.45%, due 3/15/21	200,000	209,169
	5.15%, due 9/15/23	550,000	630,566
	Vodafone Group PLC 1.25%, due 9/26/17	100,000	99,447
			2,942,015
	Textiles 0.0%‡
	Mohawk Industries, Inc. 3.85%, due 2/1/23	100,000	101,516

	Transportation 0.2%
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	125,000	140,014
	Canadian National Railway Co. 1.45%, due 12/15/16	125,000	126,410
	Ryder System, Inc. 2.65%, due 3/2/20	550,000	556,954
			823,378
	Total Corporate Bonds (Cost $58,921,803)		60,519,028

	Foreign Government Bonds 0.5%
	Regional (State & Province) 0.2%
	Province of Ontario 1.10%, due 10/25/17	425,000	425,910
	Province of Quebec 3.50%, due 7/29/20	200,000	217,281
			643,191
	Sovereign 0.3%
	Brazilian Government International Bond 2.625%, due 1/5/23	200,000	179,500
	Italy Government International Bond 4.75%, due 1/25/16	175,000	180,540
	Poland Government International Bond 5.00%, due 3/23/22	50,000	57,438
	Romanian Government International Bond 4.375%, due 8/22/23 (b)	250,000	267,500
	Russian Federation 3.50%, due 1/16/19 (b)	400,000	384,000
	Turkey Government International Bond 6.75%, due 4/3/18	100,000	110,738
			1,179,716
	Total Foreign Government Bonds (Cost $1,819,822)		1,822,907

	Mortgage-Backed Securities 0.8%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.8%
	Boca Hotel Portfolio Trust Series 2013-BOCA, Class A 1.325%, due 8/15/26 (a)(b)	121,842	121,842
	Citigroup Commercial Mortgage Trust Series 2014-GC21, Class A5 3.855%, due 5/10/47	200,000	217,562
	Commercial Mortgage Pass-Through Certificates
	Series 2013-THL, Class A2 1.225%, due 6/8/30 (a)(b)	300,000	299,811
	Series 2013-LC13, Class A2 3.009%, due 8/10/46	300,000	313,394
	GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (b)	200,000	211,342
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2012-C6, Class A2 2.206%, due 5/15/45	100,000	101,815
	Series 2006-CB15, Class A4 5.814%, due 6/12/43 (a)	126,566	131,378
	JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A2 3.019%, due 8/15/46	300,000	313,883
	LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, due 11/15/38	200,000	211,328
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2013-C13, Class A2 2.936%, due 11/15/46	500,000	520,134
	Series 2013-C12, Class A4 4.26%, due 10/15/46	300,000	336,592
	Morgan Stanley Capital I, Inc. Series 2007-T25, Class A3 5.514%, due 11/12/49 (a)	194,755	206,869
	Total Mortgage-Backed Securities (Cost $2,971,708)		2,985,950

	U.S. Government & Federal Agencies 17.5%
	Federal Home Loan Bank 0.1%
	1.30%, due 6/5/18	200,000	199,760

¤	Federal Home Loan Mortgage Corporation 0.8%
	0.75%, due 1/12/18	600,000	598,938
	0.875%, due 3/7/18	250,000	249,598
	1.00%, due 9/27/17	75,000	75,288
	1.00%, due 9/29/17	325,000	326,008
	1.125%, due 5/25/18	225,000	224,701
	1.20%, due 6/12/18	250,000	249,515
	1.25%, due 10/2/19	350,000	347,084
	1.375%, due 5/1/20	875,000	868,739
			2,939,871
¤	Federal National Mortgage Association 0.8%
	0.875%, due 10/26/17	275,000	275,340
	0.875%, due 2/8/18	550,000	549,642
	0.875%, due 5/21/18	250,000	249,406
	1.00%, due 12/28/17	100,000	99,720
	1.00%, due 2/15/18	275,000	274,075
	1.125%, due 4/27/17	250,000	252,264
	1.625%, due 1/21/20	300,000	302,072
	1.75%, due 6/20/19	250,000	254,113
	1.75%, due 9/12/19	250,000	254,010
	2.625%, due 9/6/24	500,000	518,045
			3,028,687
¤	United States Treasury Notes 15.8%
	0.50%, due 6/30/16	1,800,000	1,802,954
	0.50%, due 7/31/16	2,750,000	2,754,513
	0.50%, due 11/30/16	2,300,000	2,301,079
	0.625%, due 12/31/16	2,750,000	2,756,660
	0.75%, due 1/15/17	144,600	145,233
	0.75%, due 3/15/17	1,500,000	1,505,859
	0.875%, due 6/15/17	6,950,000	6,986,376
	0.875%, due 7/15/17	1,425,000	1,432,125
	0.875%, due 11/15/17	4,500,000	4,511,952
	0.875%, due 1/15/18	6,700,000	6,706,807
	1.00%, due 12/15/17	3,175,000	3,192,116
	1.00%, due 3/15/18	2,000,000	2,007,344
	1.00%, due 5/31/18	800,000	800,938
	1.25%, due 11/30/18	315,000	316,501
	1.375%, due 3/31/20	1,550,000	1,550,242
	1.50%, due 12/31/18	1,625,000	1,646,582
	1.625%, due 3/31/19	1,355,300	1,378,171
	1.625%, due 6/30/19	3,325,000	3,376,694
	1.625%, due 7/31/19	300,000	304,500
	1.75%, due 10/31/20	1,740,000	1,762,702
	1.75%, due 2/28/22	675,000	676,898
	1.875%, due 11/30/21	860,000	870,549
	2.00%, due 7/31/20	1,500,000	1,542,774
	2.00%, due 9/30/20	1,400,000	1,438,063
	2.00%, due 2/28/21	1,200,000	1,229,250
	2.00%, due 10/31/21	450,000	459,281
	2.00%, due 2/15/25	1,110,000	1,117,024
	2.125%, due 1/31/21	791,600	816,770
	2.125%, due 6/30/21	1,550,000	1,595,773
	2.125%, due 12/31/21	725,000	746,410
	2.25%, due 7/31/18	975,000	1,014,457
	2.25%, due 7/31/21	1,760,000	1,825,174
			60,571,771
	Total U.S. Government & Federal Agencies (Cost $65,994,864)		66,740,089
	Total Long-Term Bonds (Cost $136,695,870)		139,030,011

		Shares
	Common Stocks 54.8%
	Advertising 0.0%‡
	Clear Channel Outdoor Holdings, Inc. Class A	5,930	60,012

	Aerospace & Defense 1.1%
	General Dynamics Corp.	4,114	558,393
	L-3 Communications Holdings, Inc.	6,919	870,341
	Northrop Grumman Corp.	3,477	559,658
	Orbital ATK, Inc.	6,773	519,015
	Raytheon Co.	4,523	494,138
	Spirit AeroSystems Holdings, Inc. Class A (c)	1,913	99,878
	Triumph Group, Inc.	12,151	725,657
	United Technologies Corp.	4,239	496,811
			4,323,891
	Agriculture 0.7%
	Altria Group, Inc.	9,839	492,147
	Archer-Daniels-Midland Co.	11,964	567,094
	Bunge, Ltd.	9,483	781,020
	Philip Morris International, Inc.	6,444	485,426
	Reynolds American, Inc.	7,150	492,706
			2,818,393
	Airlines 0.5%
	Alaska Air Group, Inc.	12,788	846,310
	Delta Air Lines, Inc.	12,564	564,877
	Southwest Airlines Co.	11,999	531,556
			1,942,743
	Auto Manufacturers 0.3%
	Ford Motor Co.	34,601	558,460
	General Motors Co.	13,172	493,950
			1,052,410
	Auto Parts & Equipment 0.2%
	Johnson Controls, Inc.	9,988	503,795
	Lear Corp.	3,934	435,966
			939,761
	Banks 3.6%
	Associated Banc-Corp.	8,510	158,286
¤	Bank of America Corp.	31,905	491,018
	Bank of Hawaii Corp.	2,617	160,187
	Bank of New York Mellon Corp. (The)	13,915	559,940
	BankUnited, Inc.	4,902	160,491
	BB&T Corp.	12,726	496,187
	Capital One Financial Corp.	6,266	493,886
	CIT Group, Inc.	24,176	1,090,821
	Citigroup, Inc.	10,822	557,549
	Citizens Financial Group, Inc.	6,503	156,917
	Comerica, Inc.	3,502	158,045
	Commerce Bancshares, Inc.	3,808	161,155
	Cullen/Frost Bankers, Inc.	2,319	160,196
	Fifth Third Bancorp	65,636	1,237,239
	First Horizon National Corp.	11,064	158,105
	First Republic Bank	6,345	362,236
	Fulton Financial Corp.	12,981	160,186
	Huntington Bancshares, Inc.	14,487	160,081
¤	JPMorgan Chase & Co.	9,317	564,424
	KeyCorp	96,819	1,370,957
	M&T Bank Corp.	1,286	163,322
	Morgan Stanley	12,071	430,814
	PNC Financial Services Group, Inc.	4,648	433,379
	Regions Financial Corp.	28,943	273,511
	Signature Bank (c)	1,226	158,865
	State Street Corp.	7,521	553,019
	SunTrust Banks, Inc.	22,157	910,431
	SVB Financial Group (c)	4,292	545,256
	Synovus Financial Corp.	5,694	159,489
	U.S. Bancorp	9,954	434,691
	Wells Fargo & Co.	7,889	429,162
	Zions Bancorporation	11,720	316,440
			13,626,285
	Beverages 0.0%‡
	Molson Coors Brewing Co. Class B	926	68,941

	Biotechnology 0.4%
	Amgen, Inc.	3,450	551,482
	Bio-Rad Laboratories, Inc. Class A (c)	1,070	144,643
	Charles River Laboratories International, Inc. (c)	1,838	145,735
	Myriad Genetics, Inc. (c)	21,827	772,676
			1,614,536
	Building Materials 0.3%
	Owens Corning	25,486	1,106,092

	Capital Markets 0.1%
	Goldman Sachs Group, Inc. (The)	2,296	431,579

	Chemicals 1.2%
	Air Products & Chemicals, Inc.	2,843	430,089
	Albemarle Corp.	9,751	515,243
	Axalta Coating Systems, Ltd. (c)	10,197	281,641
	Cabot Corp.	3,952	177,840
	Dow Chemical Co. (The)	11,821	567,171
	E.I. du Pont de Nemours & Co.	5,992	428,248
	Mosaic Co. (The)	31,294	1,441,402
	Westlake Chemical Corp.	7,952	572,067
			4,413,701
	Commercial Services 1.0%
	ADT Corp. (The)	28,140	1,168,373
	Apollo Education Group, Inc. (c)	9,768	184,811
	Booz Allen Hamilton Holding Corp.	1,275	36,898
	DeVry Education Group, Inc.	24,952	832,399
	Graham Holdings Co. Class B	125	131,204
	R.R. Donnelley & Sons Co.	39,039	749,158
	ServiceMaster Global Holdings, Inc. (c)	10,624	358,560
	Vectrus, Inc. (c)	9,069	231,169
			3,692,572
	Computers 1.5%
	Brocade Communications Systems, Inc.	84,592	1,003,684
	Computer Sciences Corp.	18,166	1,185,876
	EMC Corp.	21,463	548,594
	Hewlett-Packard Co.	17,306	539,255
	Leidos Holdings, Inc.	20,868	875,621
	Lexmark International, Inc. Class A	21,862	925,637
	Teradata Corp. (c)	5,291	233,545
	Western Digital Corp.	4,855	441,854
	Zayo Group Holdings, Inc. (c)	4,700	131,412
			5,885,478
	Cosmetics & Personal Care 0.2%
	Colgate-Palmolive Co.	6,255	433,721
	Procter & Gamble Co. (The)	5,988	490,657
			924,378
	Electric 3.8%
	Ameren Corp.	14,809	624,940
	American Electric Power Co., Inc.	8,891	500,119
	CMS Energy Corp.	4,529	158,107
	Consolidated Edison, Inc.	24,893	1,518,473
	Dominion Resources, Inc.	6,111	433,087
	DTE Energy Co.	14,382	1,160,484
	Duke Energy Corp.	5,783	444,019
	Edison International	21,771	1,360,034
	Entergy Corp.	18,345	1,421,554
	Exelon Corp.	13,222	444,391
	FirstEnergy Corp.	1,273	44,631
	Great Plains Energy, Inc.	10,972	292,733
	NextEra Energy, Inc.	4,185	435,449
	PG&E Corp.	9,394	498,540
	Pinnacle West Capital Corp.	17,307	1,103,321
	PPL Corp.	7,102	239,053
	Public Service Enterprise Group, Inc.	40,128	1,682,166
	Southern Co. (The)	9,826	435,095
	Westar Energy, Inc.	2,552	98,916
	Wisconsin Energy Corp.	852	42,174
	Xcel Energy, Inc.	41,337	1,438,941
			14,376,227
	Electrical Components & Equipment 0.1%
	Emerson Electric Co.	8,711	493,217

	Electronics 0.8%
	Agilent Technologies, Inc.	13,010	540,566
	Arrow Electronics, Inc. (c)	10,197	623,547
	Jabil Circuit, Inc.	45,001	1,052,123
	Keysight Technologies, Inc. (c)	6,500	241,475
	Thermo Fisher Scientific, Inc.	3,230	433,918
			2,891,629
	Energy - Alternate Sources 0.1%
	First Solar, Inc. (c)	8,484	507,258

	Engineering & Construction 0.3%
	AECOM (c)	24,845	765,723
	KBR, Inc.	13,172	190,730
			956,453
	Entertainment 0.3%
	Dolby Laboratories, Inc. Class A	193	7,365
	Gaming and Leisure Properties, Inc.	18,841	694,668
	Regal Entertainment Group Class A	19,667	449,194
			1,151,227
	Environmental Controls 0.2%
	Covanta Holding Corp.	16,490	369,871
	Waste Management, Inc.	10,373	562,528
			932,399
	Finance - Consumer Loans 0.4%
	Navient Corp.	18,314	372,324
	Santander Consumer USA Holdings, Inc.	16,294	377,043
	Synchrony Financial (c)	26,763	812,257
			1,561,624
	Finance - Credit Card 0.1%
	Discover Financial Services	9,752	549,525

	Finance - Investment Banker/Broker 0.5%
	Charles Schwab Corp. (The)	14,439	439,523
	E*TRADE Financial Corp. (c)	875	24,985
	Interactive Brokers Group, Inc. Class A	26,634	906,089
	Raymond James Financial, Inc.	12,519	710,829
			2,081,426
	Finance - Mortgage Loan/Banker 0.0%‡
	FNF Group	4,376	160,862

	Finance - Other Services 0.4%
	CME Group, Inc.	4,535	429,510
	NASDAQ OMX Group, Inc. (The)	21,406	1,090,422
			1,519,932
	Food 1.1%
	Ingredion, Inc.	4,579	356,338
	Kellogg Co.	7,809	515,004
	Mondelez International, Inc. Class A	12,257	442,355
	Pilgrim's Pride Corp.	32,124	725,681
	Pinnacle Foods, Inc.	10,360	422,792
	Sysco Corp.	11,351	428,273
	Whole Foods Market, Inc.	23,269	1,211,849
			4,102,292
	Forest Products & Paper 0.6%
	Domtar Corp.	20,757	959,388
	International Paper Co.	21,085	1,170,007
	Veritiv Corp. (c)	2,332	102,911
			2,232,306
	Gas 0.6%
	CenterPoint Energy, Inc.	2,206	45,025
	Sempra Energy	3,953	430,956
	UGI Corp.	31,356	1,021,892
	Vectren Corp.	18,808	830,185
			2,328,058
	Hand & Machine Tools 0.2%
	Regal-Beloit Corp.	11,181	893,586

	Health Care - Products 1.1%
	Becton, Dickinson and Co.	3,867	555,263
	Boston Scientific Corp. (c)	9,823	174,358
	DENTSPLY International, Inc.	6,897	350,988
	Halyard Health, Inc. (c)	10,160	499,872
	Hill-Rom Holdings, Inc.	15,345	751,905
	Hologic, Inc. (c)	26,394	871,662
	Medtronic PLC	6,421	500,774
	Stryker Corp.	5,375	495,844
	Zimmer Holdings, Inc.	381	44,775
			4,245,441
	Health Care - Services 3.1%
	Aetna, Inc.	5,230	557,152
	Anthem, Inc.	3,624	559,582
	Cigna Corp.	13,213	1,710,291
	Community Health Systems, Inc. (c)	20,963	1,095,945
	Express Scripts Holding Co. (c)	6,675	579,190
	HCA Holdings, Inc. (c)	24,561	1,847,724
	Health Net, Inc. (c)	17,441	1,055,006
	Humana, Inc.	9,916	1,765,246
	LifePoint Hospitals, Inc. (c)	13,113	963,150
	Quest Diagnostics, Inc.	14,129	1,085,813
	UnitedHealth Group, Inc.	4,765	563,652
	Universal Health Services, Inc. Class B	880	103,585
			11,886,336
	Home Furnishing 0.6%
	Leggett & Platt, Inc.	18,327	844,691
	Whirlpool Corp.	7,126	1,439,880
			2,284,571
	Household Products & Wares 0.1%
	Kimberly-Clark Corp.	4,627	495,598

	Insurance 4.7%
	ACE, Ltd.	4,421	492,897
	Aflac, Inc.	8,724	558,423
	Alleghany Corp. (c)	2,358	1,148,346
	Allied World Assurance Co. Holdings, A.G.	24,146	975,499
	Allstate Corp. (The)	7,891	561,603
	American International Group, Inc.	10,226	560,283
	American National Insurance Co.	1,148	112,952
	Aspen Insurance Holdings, Ltd.	16,210	765,598
	Assurant, Inc.	14,285	877,242
	Assured Guaranty, Ltd.	34,722	916,314
	Axis Capital Holdings, Ltd.	20,166	1,040,162
	Berkshire Hathaway, Inc. Class B (c)	3,873	558,951
	Chubb Corp. (The)	4,924	497,816
	Endurance Specialty Holdings, Ltd.	14,537	888,792
	Everest Re Group, Ltd.	5,866	1,020,684
	Hanover Insurance Group, Inc. (The)	9,302	675,139
	Hartford Financial Services Group, Inc. (The)	3,286	137,421
	Lincoln National Corp.	19,944	1,145,982
	Marsh & McLennan Cos., Inc.	7,733	433,744
	MetLife, Inc.	10,952	553,624
	Prudential Financial, Inc.	6,146	493,585
	Reinsurance Group of America, Inc.	557	51,907
	RenaissanceRe Holdings, Ltd.	2,241	223,495
	StanCorp Financial Group, Inc.	10,014	686,960
	Travelers Cos., Inc. (The)	5,185	560,654
	Validus Holdings, Ltd.	11,423	480,908
	Voya Financial, Inc.	24,492	1,055,850
	W.R. Berkley Corp.	7,223	364,834
			17,839,665
	Internet 0.5%
	AOL, Inc. (c)	23,242	920,616
	Liberty Interactive Corp. Class A (c)	11,171	326,081
	Symantec Corp.	3,609	84,324
	Yahoo!, Inc. (c)	9,669	429,642
			1,760,663
	Investment Management/Advisory Services 0.6%
	Ameriprise Financial, Inc.	431	56,392
	BlackRock, Inc.	1,529	559,369
	Franklin Resources, Inc.	9,506	487,848
	Legg Mason, Inc.	15,924	879,005
	NorthStar Asset Management Group, Inc.	6,587	153,741
			2,136,355
	Iron & Steel 0.2%
	Nucor Corp.	403	19,155
	Steel Dynamics, Inc.	37,692	757,609
	United States Steel Corp.	3,182	77,641
			854,405
	IT Services 0.2%
	CoreLogic, Inc. (c)	18,316	646,005

	Leisure Time 0.6%
	Carnival Corp.	12,471	596,613
	Jarden Corp. (c)	21,289	1,126,188
	Royal Caribbean Cruises, Ltd.	7,491	613,138
			2,335,939
	Machinery - Construction & Mining 0.2%
	Caterpillar, Inc.	6,158	492,825
	Terex Corp.	12,664	336,736
			829,561
	Machinery - Diversified 0.2%
	AGCO Corp.	4,273	203,566
	Deere & Co.	4,885	428,365
			631,931
	Media 1.4%
	CBS Corp. Class B	7,048	427,320
	Comcast Corp. Class A	9,908	559,505
	Gannett Co., Inc.	14,463	536,288
	John Wiley & Sons, Inc. Class A	4,821	294,756
	Liberty Media Corp. Class A (c)	4,331	166,960
	Liberty Media Corp. Class C (c)	8,643	330,163
	News Corp. Class A (c)	62,651	1,003,042
	Thomson Reuters Corp.	12,204	494,994
	Time Warner, Inc.	5,806	490,259
	Twenty-First Century Fox, Inc. Class A	12,687	429,328
	Walt Disney Co. (The)	4,674	490,256
			5,222,871
	Metal Fabricate & Hardware 0.0%‡
	Timken Co. (The)	1,668	70,290

	Mining 0.2%
	Alcoa, Inc.	1,583	20,452
	Freeport-McMoRan, Inc.	22,050	417,848
	Newmont Mining Corp.	22,737	493,620
			931,920
	Miscellaneous - Manufacturing 0.9%
	Danaher Corp.	5,834	495,306
	Dover Corp.	956	66,079
	Eaton Corp. PLC	6,449	438,145
	General Electric Co.	17,338	430,156
	Textron, Inc.	30,667	1,359,468
	Trinity Industries, Inc.	13,590	482,581
			3,271,735
	Office & Business Equipment 0.4%
	Xerox Corp.	108,934	1,399,802

	Oil & Gas 2.9%
	Anadarko Petroleum Corp.	5,168	427,962
	Apache Corp.	7,189	433,712
	California Resources Corp.	65,337	497,215
	Chesapeake Energy Corp.	26,856	380,281
	Chevron Corp.	4,674	490,676
	ConocoPhillips	6,810	423,991
	CVR Energy, Inc.	20,434	869,671
	Devon Energy Corp.	7,159	431,759
	EP Energy Corp. Class A (c)	3,563	37,340
	Exxon Mobil Corp.	5,099	433,415
	Hess Corp.	6,240	423,509
	Marathon Oil Corp.	18,650	486,951
	Marathon Petroleum Corp.	5,491	562,223
	Murphy Oil Corp.	17,848	831,717
	Murphy USA, Inc. (c)	12,388	896,520
	Occidental Petroleum Corp.	6,672	487,056
	PBF Energy, Inc. Class A	13,753	466,502
	Phillips 66	6,271	492,901
	QEP Resources, Inc.	9,666	201,536
	Tesoro Corp.	12,076	1,102,418
	Valero Energy Corp.	8,740	556,039
	WPX Energy, Inc. (c)	1,355	14,810
			10,948,204
	Oil & Gas Services 0.4%
	Baker Hughes, Inc.	7,828	497,704
	Cameron International Corp. (c)	9,269	418,217
	Frank's International N.V.	2,134	39,906
	National Oilwell Varco, Inc.	8,784	439,112
			1,394,939
	Packaging & Containers 0.3%
	Rock-Tenn Co. Class A	14,930	962,985

	Pharmaceuticals 1.7%
	Abbott Laboratories	10,580	490,172
	Bristol-Myers Squibb Co.	6,615	426,668
¤	Cardinal Health, Inc.	23,338	2,106,721
	Eli Lilly & Co.	6,698	486,610
	Johnson & Johnson	4,913	494,248
	Mallinckrodt PLC (c)	7,862	995,722
	Merck & Co., Inc.	7,465	429,088
	Omnicare, Inc.	2,390	184,173
	Perrigo Co. PLC	182	30,130
	Pfizer, Inc.	16,216	564,155
	VWR Corp. (c)	10,570	274,714
			6,482,401
	Pipelines 0.3%
	Kinder Morgan, Inc.	10,416	438,097
	ONEOK, Inc.	4,453	214,813
	Spectra Energy Corp.	11,950	432,231
			1,085,141
	Real Estate 0.4%
	Jones Lang LaSalle, Inc.	6,408	1,091,923
	Realogy Holdings Corp. (c)	10,013	455,391
			1,547,314
	Real Estate Investment Trusts 4.8%
	Annaly Capital Management, Inc.	43,467	452,057
	Apartment Investment & Management Co. Class A	271	10,667
	AvalonBay Communities, Inc.	2,363	411,753
	BioMed Realty Trust, Inc.	3,629	82,233
	Boston Properties, Inc.	1,741	244,576
	Brixmor Property Group, Inc.	12,990	344,884
	Camden Property Trust	404	31,564
	CBL & Associates Properties, Inc.	38,311	758,558
	Columbia Property Trust, Inc.	20,149	544,426
	Corporate Office Properties Trust	20,326	597,178
	DDR Corp.	5,452	101,516
	Digital Realty Trust, Inc.	15,436	1,018,159
	Duke Realty Corp.	20,860	454,122
	Equity Commonwealth (c)	11,618	308,458
	Equity Lifestyle Properties, Inc.	12,256	673,467
	Equity Residential	6,267	487,949
	Essex Property Trust, Inc.	519	119,318
	General Growth Properties, Inc.	6,066	179,250
	HCP, Inc.	11,213	484,514
	Health Care REIT, Inc.	669	51,754
	Home Properties, Inc.	11,599	803,695
	Hospitality Properties Trust	25,993	857,509
	Host Hotels & Resorts, Inc.	62,789	1,267,082
	Iron Mountain, Inc.	16,767	611,660
	Kimco Realty Corp.	18,643	500,565
	Mid-America Apartment Communities, Inc.	6,998	540,735
	National Retail Properties, Inc.	3,898	159,701
	NorthStar Realty Finance Corp.	4,465	80,906
	Omega Healthcare Investors, Inc.	10,361	420,346
	OUTFRONT Media, Inc.	6,093	182,303
	Piedmont Office Realty Trust, Inc. Class A	1,254	23,337
	Plum Creek Timber Co., Inc.	7,089	308,017
	ProLogis, Inc.	8,543	372,133
	Public Storage	2,502	493,244
	Realty Income Corp.	874	45,098
	Regency Centers Corp.	211	14,356
	Retail Properties of America, Inc. Class A	26,677	427,632
	Senior Housing Properties Trust	8,007	177,675
	Simon Property Group, Inc.	2,231	436,473
	SL Green Realty Corp.	2,504	321,463
	Starwood Property Trust, Inc.	10,092	245,236
	Taubman Centers, Inc.	5,349	412,568
	UDR, Inc.	264	8,984
	Ventas, Inc.	1,171	85,506
	Vornado Realty Trust	3,238	362,656
	Weingarten Realty Investors	6,722	241,858
	Weyerhaeuser Co.	39,126	1,297,027
	WP GLIMCHER, Inc.	16,514	274,628
			18,328,796
	Retail 3.3%
	Abercrombie & Fitch Co. Class A	2,829	62,351
	Ascena Retail Group, Inc. (c)	9,541	138,440
	Bed Bath & Beyond, Inc. (c)	7,325	562,377
	Best Buy Co., Inc.	28,999	1,095,872
	Big Lots, Inc.	18,006	864,828
	Chico's FAS, Inc.	13,587	240,354
	Costco Wholesale Corp.	3,278	496,601
	CST Brands, Inc.	16,581	726,745
	CVS Health Corp.	5,431	560,534
	Darden Restaurants, Inc.	5,535	383,797
	Dick's Sporting Goods, Inc.	5,468	311,621
	Dillard's, Inc. Class A	6,629	904,925
	GameStop Corp. Class A	1,492	56,636
	Kohl's Corp.	20,180	1,579,085
	Michaels Cos., Inc. (The) (c)	28,670	775,810
	Rite Aid Corp. (c)	102,635	891,898
	Signet Jewelers, Ltd.	1,149	159,470
	Staples, Inc.	77,906	1,268,699
	Target Corp.	6,886	565,134
	Wal-Mart Stores, Inc.	6,764	556,339
	Walgreens Boots Alliance, Inc.	5,826	493,346
			12,694,862
	Savings & Loans 0.1%
	First Niagara Financial Group, Inc.	17,606	155,637
	Hudson City Bancorp, Inc.	15,778	165,354
	People's United Financial, Inc.	861	13,087
			334,078
	Semiconductors 1.1%
	Intel Corp.	18,416	575,868
	Marvell Technology Group, Ltd.	51,741	760,593
	Micron Technology, Inc. (c)	20,779	563,734
	NVIDIA Corp.	29,803	623,628
	ON Semiconductor Corp. (c)	74,830	906,191
	Teradyne, Inc.	49,181	927,062
			4,357,076
	Semiconductors & Semiconductor Equipment 0.3%
	Broadcom Corp. Class A	22,833	988,555

	Shipbuilding 0.2%
	Huntington Ingalls Industries, Inc.	6,193	867,949

	Software 0.8%
	Activision Blizzard, Inc.	4,385	99,649
	Citrix Systems, Inc. (c)	13,377	854,389
	Electronic Arts, Inc. (c)	17,582	1,034,085
	Microsoft Corp.	13,442	546,485
	Nuance Communications, Inc. (c)	23,184	332,690
			2,867,298
	Telecommunications 1.9%
	Amdocs, Ltd.	5,860	318,784
	AT&T, Inc.	14,990	489,423
	CenturyLink, Inc.	12,442	429,871
	Cisco Systems, Inc.	20,449	562,859
	Corning, Inc.	24,653	559,130
	EchoStar Corp. Class A (c)	16,732	865,379
	Frontier Communications Corp.	148,198	1,044,796
	Harris Corp.	11,516	907,000
	Juniper Networks, Inc.	35,212	795,087
	Sprint Corp. (c)	102,711	486,850
	T-Mobile U.S., Inc. (c)	15,156	480,294
	Windstream Holdings, Inc.	45,468	336,463
			7,275,936
	Textiles 0.2%
	Cintas Corp.	10,455	853,442

	Transportation 0.4%
	CSX Corp.	14,787	489,746
	FedEx Corp.	3,347	553,761
	Norfolk Southern Corp.	4,138	425,883
			1,469,390
	Trucking & Leasing 0.1%
	AMERCO	617	203,857
	Total Common Stocks (Cost $172,238,655)		209,144,104

	Exchange-Traded Funds 8.3% (d)
¤	iShares Intermediate Credit Bond Fund	52,437	5,803,203
¤	iShares Intermediate Government / Credit Bond Fund	161,957	18,106,792
	iShares Russell 1000 Value Index Fund	13,320	1,373,026
	S&P 500 Index - SPDR Trust Series 1	3,327	686,793
	S&P Midcap 400 Index - Midcap SPDR Trust Series 1	6,161	1,708,076
¤	Vanguard Mid-Cap Value	41,760	3,838,161
	Total Exchange-Traded Funds (Cost $30,995,220)		31,516,051

Rights 0.0%‡	Number of Rights
Food & Staples Retailing 0.0%‡
Safeway Casa Ley CVR Expires 1/30/19 (e)(f)	9,999	10,148
Safeway PDC, LLC CVR Expires 1/30/17 (e)(f)	9,999	488

Total Rights (Cost $10,636)		10,636

	Principal Amount
Short-Term Investment 0.3%

Repurchase Agreement 0.3%
State Street Bank and Trust Co. 0.00%, dated 3/31/15 due 4/1/15 Proceeds at Maturity $1,185,748 (Collateralized by United States Treasury Note and Government Agency securities with rates between 2.07% and 2.14% and maturity dates between 1/31/21 and 11/7/22, with a Principal Amount of $1,220,000 and a Market Value of $1,218,155)	$1,185,748	1,185,748
Total Short-Term Investment (Cost $1,185,748)		1,185,748
Total Investments (Cost $341,126,129) (i)	99.8%	380,886,550
Other Assets, Less Liabilities	0.2	812,326
Net Assets	100.0%	$381,698,876

	Contracts Long	Unrealized Appreciation (Depreciation)(g)
Futures Contracts (0.0%) ‡
United States Treasury Note June 2015 (2 Year) (h)	2	$(7)
Total Futures Contracts (Notional Amount $438,313)		$(7)

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of March 31, 2015.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Non-income producing security.
(d)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2015, the total market value of these securities was $10,636, which represented less than one-tenth of a percent of the Portfolio's net assets.
(f)	Illiquid security - As of March 31, 2015, the total market value of these securities was $10,636, which represented less than one-tenth of a percent of the Portfolio's net assets.
(g)	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2015.
(h)	As of March 31, 2015, cash in the amount of $28,350 was on deposit with a broker for futures transactions.
(i)	As of March 31, 2015, cost was $342,741,744 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$41,796,281
Gross unrealized depreciation	(3,651,475)
Net unrealized appreciation	$38,144,806

The following abbreviations are used in the preceding pages:

CVR	—Contingent Value Right
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$6,962,037	$—	$6,962,037
Corporate Bonds	—	60,519,028	—	60,519,028
Foreign Government Bonds	—	1,822,907	—	1,822,907
Mortgage-Backed Securities	—	2,985,950	—	2,985,950
U.S. Government & Federal Agencies	—	66,740,089	—	66,740,089
Total Long-Term Bonds	—	139,030,011	—	139,030,011
Common Stocks	209,144,104	—	—	209,144,104
Exchange-Traded Funds	31,516,051			31,516,051
Rights (b)	—	—	10,636	10,636
Short-Term Investment
Repurchase Agreement	—	1,185,748	—	1,185,748
Total Investments in Securities	$240,660,155	$140,215,759	$10,636	$380,886,550

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Long (c)	$(7)	$—	$—	$(7)
Total Other Financial Instruments	$(7)	$—	$—	$(7)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $10,636 are held in Food & Staples Retailing within the Rights section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases (a)	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2015
Rights
Food & Staples Retailing	$-	$-	$-	$-	$10,636	$-	$-	$-	$10,636	$-
Total	$-	$-	$-	$-	$10,636	$-	$-	$-	$10,636	$-

(a) Purchases include securities received from a corporate action.

MainStay VP Bond Portfolio

Portfolio of Investments March 31, 2015 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 100.3%†
	Asset-Backed Securities 8.2%
	Auto Floor Plan 0.9%
	CNH Wholesale Master Note Trust Series 2013-2A, Class A 0.775%, due 8/15/19 (a)(b)	$4,200,000	$4,207,766
	Ford Credit Floorplan Master Owner Trust A
	Series 2013-5, Class A2 0.645%, due 9/15/18 (a)	3,000,000	3,005,097
	Series 2013-4, Class A 0.725%, due 6/15/20 (a)	1,600,000	1,606,653
	Navistar Financial Dealer Note Master Trust Series 2013-2, Class A 0.854%, due 9/25/18 (a)(b)	1,900,000	1,901,499
			10,721,015
	Automobile 0.4%
	Chesapeake Funding LLC Series 2013-1A, Class A 0.625%, due 1/7/25 (a)(b)	1,464,847	1,465,535
	Nissan Auto Lease Trust Series 2014-B, Class A3 1.12%, due 9/15/17	2,600,000	2,599,943
			4,065,478
	Credit Cards 0.4%
	American Express Issuance Trust II Series 2013-2, Class A 0.605%, due 8/15/19 (a)	1,200,000	1,205,070
	Citibank Credit Card Issuance Trust Series 2013-A7, Class A7 0.605%, due 9/10/20 (a)	1,500,000	1,504,365
	Discover Card Execution Note Trust Series 2014-A1, Class A1 0.605%, due 7/15/21 (a)	2,200,000	2,205,027
			4,914,462
	Home Equity 0.8%
	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-2, Class 1A5 6.333%, due 4/25/32 (c)	287,390	292,638
	CIT Group Home Equity Loan Trust Series 2003-1, Class A4 3.93%, due 3/20/32 (c)	387,704	394,431
	Citigroup Mortgage Loan Trust, Inc. Series 2006-WF2, Class A2C 5.614%, due 5/25/36 (c)	148,876	96,348
	Countrywide Asset-Backed Certificates
	Series 2006-S8, Class A3 5.555%, due 4/25/36 (a)	804,712	791,384
	Series 2007-S1, Class A3 5.81%, due 11/25/36 (a)	451,875	447,926
	Credit-Based Asset Servicing and Securitization LLC
	Series 2007-CB4, Class A2B 4.455%, due 4/25/37 (c)	483,971	464,654
	Series 2007-CB2, Class A2C 4.585%, due 2/25/37 (c)	873,615	651,199
	Equity One ABS, Inc. Series 2003-4, Class AF6 5.207%, due 10/25/34 (c)	410,410	418,068
	JPMorgan Mortgage Acquisition Corp.
	Series 2007-CH2, Class AF3 3.501%, due 1/25/37 (c)	952,895	724,483
	Series 2007-CH1, Class AF3 4.512%, due 11/25/36 (c)	580,556	592,024
	Series 2006-WF1, Class A6 6.00%, due 7/25/36 (c)	683,491	406,629
	Morgan Stanley Mortgage Loan Trust Series 2006-17XS, Class A3A 5.651%, due 10/25/46 (c)	1,378,495	880,784
	Popular ABS Mortgage Pass-Through Trust Series 2005-5, Class AF3 4.561%, due 11/25/35 (a)	1,123,432	1,126,947
	RAMP Trust Series 2003-RZ5, Class A7 5.47%, due 9/25/33 (c)	114,087	117,740
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.379%, due 6/25/33 (c)	1,357,771	1,403,486
			8,808,741
	Other ABS 5.7%
	Apartment Investment & Management Co. CLO Series 2014-AA, Class A 1.763%, due 7/20/26 (a)(b)	2,100,000	2,098,446
	Apidos CDO Series 2013-14A, Class A 1.381%, due 4/15/25 (a)(b)	5,300,000	5,203,275
	Ares CLO, Ltd. Series 2013-2A, Class A1 1.483%, due 7/28/25 (a)(b)	2,600,000	2,577,250
	Babson CLO, Ltd. Series 2013-IA, Class A 1.331%, due 4/20/25 (a)(b)	5,400,000	5,338,764
	Ballyrock CDO, Ltd. Series 2013-1A, Class A 1.441%, due 5/20/25 (a)(b)	4,300,000	4,247,540
	Carlyle Global Market Strategies Series 2014-2A, Class A 1.727%, due 5/15/25 (a)(b)	3,200,000	3,195,008
	Cedar Funding, Ltd. Series 2014-4A, Class A1 1.731%, due 10/23/26 (a)(b)	2,600,000	2,593,214
	Cent CLO, L.P. Series 2013-18A, Class A 1.377%, due 7/23/25 (a)(b)	4,250,000	4,159,263
	Dryden Senior Loan Fund Series 2014-31A, Class A 1.607%, due 4/18/26 (a)(b)	4,300,000	4,272,265
	Galaxy XVII CLO, Ltd. Series 2014-17A, Class A 1.733%, due 7/15/26 (a)(b)	4,200,000	4,195,044
	Hilton Grand Vacations Trust Series 2013-A, Class A 2.28%, due 1/25/26 (b)	2,430,916	2,451,960
	Jamestown CLO, Ltd. Series 2013-3A, Class A1A 1.703%, due 1/15/26 (a)(b)	4,600,000	4,598,666
	MVW Owner Trust Series 2014-1A, Class A 2.25%, due 9/20/31 (b)	1,089,210	1,090,954
	Nomad CLO, Ltd. Series 2013-1A, Class A1 1.453%, due 1/15/25 (a)(b)	4,100,000	4,057,729
	Octagon Loan Funding, Ltd. Series 2014-1A, Class A1 1.706%, due 11/18/26 (a)(b)	5,200,000	5,186,064
	Race Point VIII CLO, Ltd. Series 2013-8A, Class A 1.511%, due 2/20/25 (a)(b)	4,000,000	3,984,720
	Sheridan Square CLO, Ltd. Series 2013-1A, Class A2 1.423%, due 4/15/25 (a)(b)	4,100,000	4,077,860
	Sierra Receivables Funding Co. LLC Series 2014-1A, Class A 2.07%, due 3/20/30 (b)	1,477,453	1,486,226
			64,814,248
	Total Asset-Backed Securities (Cost $94,793,982)		93,323,944

	Corporate Bonds 38.4%
	Aerospace & Defense 0.2%
	BAE Systems PLC 4.75%, due 10/11/21 (b)	2,000,000	2,225,356

	Auto Manufacturers 1.3%
	Daimler Finance North America LLC
	2.375%, due 8/1/18 (b)	1,725,000	1,768,948
	3.875%, due 9/15/21 (b)	1,625,000	1,764,678
	Ford Motor Credit Co. LLC
	2.375%, due 1/16/18	8,775,000	8,926,843
	3.219%, due 1/9/22	1,975,000	2,016,599
			14,477,068
	Banks 9.1%
	Abbey National Treasury Services PLC 3.05%, due 8/23/18	3,575,000	3,724,020
	Australia & New Zealand Banking Group, Ltd. 4.50%, due 3/19/24 (b)	2,750,000	2,873,800
¤	Bank of America Corp.
	4.00%, due 1/22/25	3,100,000	3,125,088
	4.25%, due 10/22/26	2,225,000	2,296,961
	5.00%, due 1/21/44	4,750,000	5,452,155
	5.625%, due 7/1/20	925,000	1,066,409
	BB&T Corp.
	0.915%, due 2/1/19 (a)	3,525,000	3,535,490
	1.131%, due 6/15/18 (a)	3,400,000	3,432,065
	Citigroup, Inc.
	5.375%, due 8/9/20	3,016,000	3,450,732
	6.00%, due 8/15/17	2,000,000	2,199,930
	Credit Agricole S.A. 1.625%, due 4/15/16 (b)	3,000,000	3,020,298
	Credit Suisse 3.625%, due 9/9/24	4,475,000	4,625,212
	Credit Suisse A.G. / Guernsey 2.60%, due 5/27/16 (b)	575,000	587,803
	Credit Suisse Group Funding Guernsey, Ltd. 3.75%, due 3/26/25 (b)	3,950,000	3,996,191
	Deutsche Bank A.G. 4.50%, due 4/1/25	4,125,000	4,120,504
	Export-Import Bank of Korea 1.75%, due 2/27/18	600,000	599,512
	Goldman Sachs Group, Inc. (The)
	2.60%, due 4/23/20	3,825,000	3,865,694
	3.50%, due 1/23/25	2,000,000	2,035,108
	5.375%, due 3/15/20	850,000	964,543
	6.15%, due 4/1/18	1,250,000	1,405,301
	6.25%, due 2/1/41	550,000	716,912
	HSBC Bank PLC 4.125%, due 8/12/20 (b)	1,300,000	1,417,269
	HSBC Bank USA N.A. 4.875%, due 8/24/20	1,500,000	1,683,590
	HSBC USA, Inc. 1.147%, due 9/24/18 (a)	2,800,000	2,832,362
	ING Bank N.V. 2.45%, due 3/16/20 (b)	2,500,000	2,530,668
	Intesa Sanpaolo S.p.A. 2.375%, due 1/13/17	3,500,000	3,541,734
	JPMorgan Chase & Co. 5.40%, due 1/6/42	2,425,000	2,903,707
	Korea Development Bank (The) 3.875%, due 5/4/17	1,300,000	1,361,809
	Lloyds Bank PLC 2.40%, due 3/17/20	2,750,000	2,776,051
	Mizuho Bank, Ltd.
	1.80%, due 3/26/18 (b)	3,000,000	3,006,591
	2.40%, due 3/26/20 (b)	3,000,000	3,016,575
	Morgan Stanley
	2.65%, due 1/27/20	2,500,000	2,534,805
	4.35%, due 9/8/26	2,500,000	2,620,660
	5.50%, due 1/26/20	800,000	909,194
	5.625%, due 9/23/19	800,000	910,618
	6.625%, due 4/1/18	600,000	682,411
	Santander UK PLC 5.00%, due 11/7/23 (b)	8,727,000	9,397,818
	Skandinaviska Enskilda Banken AB 1.75%, due 3/19/18 (b)	3,000,000	3,010,383
	Sumitomo Mitsui Trust Bank, Ltd. 1.051%, due 9/16/16 (a)(b)	2,150,000	2,160,703
			104,390,676
	Chemicals 1.6%
	Airgas, Inc. 2.375%, due 2/15/20	2,000,000	2,003,498
	Albemarle Corp. 4.15%, due 12/1/24	2,000,000	2,074,250
	Cabot Corp. 5.00%, due 10/1/16	2,100,000	2,218,018
	Dow Chemical Co. (The) 5.70%, due 5/15/18	345,000	387,956
	Eastman Chemical Co. 3.80%, due 3/15/25	3,675,000	3,817,362
	NewMarket Corp. 4.10%, due 12/15/22	5,536,000	5,746,999
	NOVA Chemicals Corp. 5.00%, due 5/1/25 (b)	2,140,000	2,236,300
			18,484,383
	Commercial Services 0.6%
	Experian Finance PLC 2.375%, due 6/15/17 (b)	6,769,000	6,832,094

	Computers 0.2%
	Hewlett-Packard Co. 3.30%, due 12/9/16	2,750,000	2,843,635

	Diversified Financial Services 0.4%
	General Electric Capital Corp.
	4.375%, due 9/16/20	2,300,000	2,553,244
	4.65%, due 10/17/21	625,000	707,361
	5.875%, due 1/14/38	1,000,000	1,292,922
			4,553,527
	Electric 2.7%
	Appalachian Power Co. 6.375%, due 4/1/36	1,750,000	2,313,113
	Arizona Public Service Co. 5.50%, due 9/1/35	1,275,000	1,604,104
	Berkshire Hathaway Energy Co. 3.50%, due 2/1/25	5,000,000	5,206,870
	Dayton Power & Light Co. (The) 1.875%, due 9/15/16	1,725,000	1,743,592
	Duke Energy Progress, Inc. 6.125%, due 9/15/33	500,000	639,303
	Exelon Generation Co. LLC 2.95%, due 1/15/20	3,000,000	3,050,610
	FirstEnergy Transmission LLC 4.35%, due 1/15/25 (b)	5,000,000	5,277,245
	GDF Suez 1.625%, due 10/10/17 (b)	1,150,000	1,157,222
	Great Plains Energy, Inc. 4.85%, due 6/1/21	385,000	430,576
	Kansas City Power & Light Co. 7.15%, due 4/1/19	900,000	1,079,343
	Nisource Finance Corp.
	4.80%, due 2/15/44	1,325,000	1,489,588
	5.65%, due 2/1/45	1,800,000	2,295,787
	Ohio Edison Co. 6.875%, due 7/15/36	2,500,000	3,312,093
	Union Electric Co. 6.70%, due 2/1/19	1,500,000	1,770,810
			31,370,256
	Electronics 0.5%
	Amphenol Corp. 3.125%, due 9/15/21	1,700,000	1,742,376
	Thermo Fisher Scientific, Inc. 5.30%, due 2/1/44	3,350,000	4,001,344
			5,743,720
	Finance - Credit Card 0.4%
	American Express Credit Corp. 0.82%, due 3/18/19 (a)	3,100,000	3,098,524
	Capital One Bank USA N.A. 2.15%, due 11/21/18	1,325,000	1,335,268
			4,433,792
	Finance - Other Services 0.2%
	National Rural Utilities Cooperative Finance Corp. 2.35%, due 6/15/20	1,850,000	1,877,929

	Food 0.5%
	Ingredion, Inc.
	1.80%, due 9/25/17	1,600,000	1,599,864
	4.625%, due 11/1/20	2,150,000	2,360,855
	Kroger Co. (The) 7.70%, due 6/1/29	1,000,000	1,395,709
			5,356,428
	Gas 0.1%
	Sempra Energy 2.30%, due 4/1/17	1,725,000	1,759,495

	Hand & Machine Tools 0.1%
	Stanley Black & Decker, Inc. 3.40%, due 12/1/21	1,150,000	1,215,305

	Health Care - Products 1.8%
	Becton Dickinson & Co.
	2.675%, due 12/15/19	2,025,000	2,068,369
	4.685%, due 12/15/44	4,000,000	4,346,880
	Medtronic, Inc.
	2.50%, due 3/15/20 (b)	3,625,000	3,705,258
	3.15%, due 3/15/22 (b)	2,750,000	2,855,501
	Zimmer Holdings, Inc.
	2.70%, due 4/1/20	2,250,000	2,281,379
	3.15%, due 4/1/22	5,400,000	5,465,356
			20,722,743
	Holding Company - Diversified 0.2%
	MUFG Americas Holdings Corp. 2.25%, due 2/10/20	2,750,000	2,755,332

	Insurance 2.3%
	Assurant, Inc. 2.50%, due 3/15/18	2,500,000	2,543,510
	AXIS Specialty Finance PLC 5.15%, due 4/1/45	3,050,000	3,405,182
	Farmers Exchange Capital III 5.454%, due 10/15/54 (a)(b)	3,000,000	3,249,783
	MetLife, Inc. 1.903%, due 12/15/17	1,950,000	1,964,075
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (b)	4,944,000	5,568,383
	Pacific LifeCorp 5.125%, due 1/30/43 (b)	4,900,000	5,527,519
	Principal Financial Group, Inc. 8.875%, due 5/15/19	810,000	1,019,340
	QBE Insurance Group, Ltd. 2.40%, due 5/1/18 (b)	1,875,000	1,893,364
	Voya Financial, Inc. 2.90%, due 2/15/18	1,350,000	1,392,939
			26,564,095
	Investment Management/Advisory Services 0.3%
	Invesco Finance PLC 5.375%, due 11/30/43	2,500,000	3,083,747

	Iron & Steel 0.4%
	Carpenter Technology Corp. 4.45%, due 3/1/23	1,825,000	1,869,110
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	2,300,000	2,323,502
			4,192,612
	Machinery - Diversified 0.2%
	Deere & Co. 5.375%, due 10/16/29	1,100,000	1,353,239
	John Deere Capital Corp. 1.70%, due 1/15/20	1,000,000	991,275
			2,344,514
	Media 0.7%
	21st Century Fox America, Inc. 6.40%, due 12/15/35	2,500,000	3,289,012
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 4.45%, due 4/1/24	2,600,000	2,776,777
	Time Warner Cable, Inc. 4.50%, due 9/15/42	2,000,000	2,051,528
			8,117,317
	Mining 0.6%
	Barrick Gold Corp. 4.10%, due 5/1/23	3,175,000	3,132,172
	Rio Tinto Finance USA, Ltd. 3.75%, due 9/20/21	750,000	791,044
	Yamana Gold, Inc. 4.95%, due 7/15/24	2,850,000	2,802,154
			6,725,370
	Miscellaneous - Manufacturing 0.2%
	Carlisle Cos., Inc. 6.125%, due 8/15/16	2,500,000	2,657,217

	Oil & Gas 2.9%
	Anadarko Petroleum Corp. 5.95%, due 9/15/16	3,600,000	3,840,430
	BP Capital Markets PLC 3.062%, due 3/17/22	2,750,000	2,797,657
	ConocoPhillips Co. 2.875%, due 11/15/21	2,000,000	2,050,874
	Helmerich & Payne International Drilling Co. 4.65%, due 3/15/25 (b)	2,900,000	3,003,281
	Marathon Petroleum Corp. 5.00%, due 9/15/54	2,700,000	2,709,933
	Nabors Industries, Inc. 5.00%, due 9/15/20	4,250,000	4,232,528
	Pemex Project Funding Master Trust 5.75%, due 3/1/18	2,000,000	2,197,000
	Petroleos Mexicanos
	3.125%, due 1/23/19	2,275,000	2,320,500
	3.50%, due 1/30/23	1,575,000	1,537,988
	Rowan Cos., Inc. 5.85%, due 1/15/44	1,350,000	1,163,358
	Statoil ASA 3.125%, due 8/17/17	350,000	366,498
	Valero Energy Corp.
	4.90%, due 3/15/45	6,000,000	6,203,040
	6.625%, due 6/15/37	550,000	678,869
			33,101,956
	Packaging & Containers 0.3%
	Owens-Brockway Glass Container, Inc. 5.00%, due 1/15/22 (b)	3,010,000	3,066,136

	Pharmaceuticals 3.0%
	Actavis Funding SCS
	2.45%, due 6/15/19	1,300,000	1,305,349
	3.45%, due 3/15/22	3,750,000	3,841,039
	3.80%, due 3/15/25	3,025,000	3,121,891
	4.85%, due 6/15/44	2,500,000	2,655,387
	Bayer U.S. Finance LLC
	2.375%, due 10/8/19 (b)	1,275,000	1,296,785
	3.00%, due 10/8/21 (b)	4,550,000	4,707,480
	Cardinal Health, Inc. 1.90%, due 6/15/17	2,165,000	2,193,366
	EMD Finance LLC
	2.40%, due 3/19/20 (b)	2,500,000	2,528,077
	2.95%, due 3/19/22 (b)	6,000,000	6,070,362
	McKesson Corp. 4.883%, due 3/15/44	3,025,000	3,471,520
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	800,000	902,848
	Perrigo Finance PLC 3.50%, due 12/15/21	1,150,000	1,190,017
	Sanofi 4.00%, due 3/29/21	1,000,000	1,098,783
			34,382,904
	Pipelines 2.3%
	Energy Transfer Partners, L.P.
	4.15%, due 10/1/20	5,975,000	6,272,645
	6.50%, due 2/1/42	1,300,000	1,507,983
	Enterprise Products Operating LLC 5.10%, due 2/15/45	3,600,000	4,033,213
	Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41	400,000	446,909
	Kinder Morgan, Inc. 3.05%, due 12/1/19	4,500,000	4,544,658
	Phillips 66 Partners, L.P.
	3.605%, due 2/15/25	1,925,000	1,928,240
	4.68%, due 2/15/45	2,000,000	2,005,226
	Spectra Energy Partners, L.P. 2.95%, due 9/25/18	2,750,000	2,834,793
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (b)	2,350,000	2,260,209
			25,833,876
	Real Estate 0.3%
	Regency Centers, L.P. 4.80%, due 4/15/21	1,050,000	1,161,662
	WEA Finance LLC / Westfield UK & Europe Finance PLC 2.70%, due 9/17/19 (b)	2,400,000	2,429,494
			3,591,156
	Real Estate Investment Trusts 1.9%
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	3,157,000	3,400,357
	DDR Corp.
	4.625%, due 7/15/22	1,500,000	1,614,032
	4.75%, due 4/15/18	2,000,000	2,153,092
	Education Realty Operating Partnership, L.P. 4.60%, due 12/1/24	2,000,000	2,080,638
	Hospitality Properties Trust 6.30%, due 6/15/16	1,325,000	1,368,561
	Host Hotels & Resorts, L.P. 6.00%, due 10/1/21	1,700,000	1,967,770
	ProLogis, L.P.
	4.25%, due 8/15/23	2,325,000	2,499,989
	6.875%, due 3/15/20	1,500,000	1,768,981
	Realty Income Corp. 2.00%, due 1/31/18	2,750,000	2,775,699
	Retail Opportunity Investments Partnership, L.P. 4.00%, due 12/15/24	2,375,000	2,429,542
			22,058,661
	Semiconductors 0.2%
	Samsung Electronics America, Inc. 1.75%, due 4/10/17 (b)	2,475,000	2,495,684

	Software 0.1%
	Fiserv, Inc. 4.75%, due 6/15/21	1,355,000	1,505,379

	Telecommunications 1.8%
	Orange S.A. 5.375%, due 1/13/42	1,675,000	1,945,328
	Telecom Italia Capital S.A. 5.25%, due 10/1/15	250,000	253,860
	Telefonica Emisiones SAU 3.192%, due 4/27/18	5,000,000	5,214,710
¤	Verizon Communications, Inc.
	3.00%, due 11/1/21	8,000,000	8,159,584
	4.272%, due 1/15/36 (b)	866,000	859,380
	4.522%, due 9/15/48 (b)	1,474,000	1,467,317
	4.862%, due 8/21/46	2,637,000	2,760,768
	6.40%, due 9/15/33	90,000	112,333
			20,773,280
	Textiles 0.1%
	Mohawk Industries, Inc. 3.85%, due 2/1/23	925,000	939,018

	Transportation 0.8%
	Fedex Corp. 4.10%, due 2/1/45	2,000,000	1,996,988
	Norfolk Southern Corp. 5.64%, due 5/17/29	1,400,000	1,715,214
	Ryder System, Inc. 2.65%, due 3/2/20	5,200,000	5,265,744
			8,977,946
	Total Corporate Bonds (Cost $419,474,185)		439,452,607

	Foreign Government Bonds 0.6%
	Sovereign 0.6%
	Brazilian Government International Bond 2.625%, due 1/5/23	3,000,000	2,692,500
	Italy Government International Bond 4.75%, due 1/25/16	2,500,000	2,579,150
	Poland Government International Bond 5.00%, due 3/23/22	350,000	402,063
	Turkey Government International Bond 6.75%, due 4/3/18	1,250,000	1,384,225
	Total Foreign Government Bonds (Cost $7,220,308)		7,057,938

	Mortgage-Backed Securities 7.8%
	Agency Collateral (Collateralized Mortgage Obligations) 0.4%
	FHLMC Multifamily Structured Pass-Through Certificates
	Series K031, Class A2 3.30%, due 4/25/23 (a)	2,300,000	2,467,045
	Series K039, Class A2 3.303%, due 7/25/24	2,400,000	2,565,559
			5,032,604
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 6.9%
	Bear Stearns Commercial Mortgage Securities Trust
	Series 2006-PW11, Class AM 5.438%, due 3/11/39 (d)	500,000	516,394
	Series 2006-T24, Class AM 5.568%, due 10/12/41 (a)	4,000,000	4,229,624
	Series 2007-PW16, Class A4 5.708%, due 6/11/40 (d)	1,700,000	1,833,321
	Boca Hotel Portfolio Trust Series 2013-BOCA, Class A 1.325%, due 8/15/26 (a)(b)	1,340,261	1,340,261
	Citigroup Commercial Mortgage Trust
	Series 2014-GC21, Class A5 3.855%, due 5/10/47	1,600,000	1,740,499
	Series 2006-C5, Class A4 5.431%, due 10/15/49	3,700,000	3,890,776
¤	Commercial Mortgage Pass-Through Certificates
	Series 2013-THL, Class A2 1.225%, due 6/8/30 (a)(b)	3,400,000	3,397,858
	Series 2013-LC13, Class A2 3.009%, due 8/10/46	2,600,000	2,716,085
	Series 2015-LC19, Class A4 3.183%, due 2/10/48	1,400,000	1,446,092
	Series 2014-CR17, Class A5 3.977%, due 5/10/47	1,900,000	2,086,878
	Series 2007-C9, Class A4 5.989%, due 12/10/49 (d)	2,370,000	2,575,600
	Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class AM 5.469%, due 2/15/39 (a)	2,300,000	2,372,381
	GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (b)	1,700,000	1,796,405
	GS Mortgage Securities Trust Series 2014-GC22, Class A5 3.862%, due 6/10/47	2,600,000	2,830,513
	Highbridge Loan Management Ltd. Series 2015-6A, Class A 1.721%, due 5/5/27 (e)	1,000,000	996,300
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2012-C6, Class A2 2.206%, due 5/15/45	2,400,000	2,443,555
	Series 2005-CB13, Class A4 5.26%, due 1/12/43 (d)	1,170,000	1,183,584
	Series 2006-CB17, Class A4 5.429%, due 12/12/43	4,803,659	5,040,493
	Series 2006-CB15, Class A4 5.814%, due 6/12/43 (a)	1,434,412	1,488,956
	JPMBB Commercial Mortgage Securities Trust
	Series 2013-C14, Class A2 3.019%, due 8/15/46	2,600,000	2,720,320
	Series 2014-C19, Class A4 3.997%, due 4/15/47	3,000,000	3,294,066
	LB-UBS Commercial Mortgage Trust
	Series 2006-C7, Class A3 5.347%, due 11/15/38	2,300,000	2,430,267
	Series 2007-C7, Class A3 5.866%, due 9/15/45 (a)	2,998,539	3,296,123
	ML-CFC Commercial Mortgage Trust
	Series 2006-4, Class A3 5.172%, due 12/12/49	1,954,588	2,054,046
	Series 2007-6, Class A4 5.485%, due 3/12/51 (a)	4,350,000	4,654,526
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2015-C21, Class AS 3.652%, due 3/15/48	1,000,000	1,040,980
	Series 2013-C13, Class A4 4.039%, due 11/15/46	2,900,000	3,206,852
	Series 2013-C12, Class A4 4.26%, due 10/15/46	2,600,000	2,917,130
	Morgan Stanley Capital I, Inc.
	Series 2011-C2, Class A2 3.476%, due 6/15/44 (b)	594,627	609,965
	Series 2006-HQ10, Class A4 5.328%, due 11/12/41	706,391	740,284
	Series 2007-T25, Class A3 5.514%, due 11/12/49 (a)	2,239,679	2,378,989
	Series 2006-IQ11, Class A4 5.646%, due 10/15/42 (d)	357,581	364,101
	Series 2007-IQ16, Class A4 5.809%, due 12/12/49	3,923,037	4,252,682
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4 5.308%, due 11/15/48	485,753	510,130
	WFRBS Commercial Mortgage Trust Series 2013-C11, Class A2 2.029%, due 3/15/45	200,000	203,291
			78,599,327
	Whole Loan Collateral (Collateralized Mortgage Obligations) 0.5%
	Banc of America Funding Corp. Series 2006-7, Class T2A3 5.695%, due 10/25/36 (a)	425,344	360,850
	JP Morgan Mortgage Trust Series 2014-2, Class 1A1 3.00%, due 6/25/29 (b)	4,040,963	4,147,164
	TBW Mortgage-Backed Pass-Through Certificates Series 2006-6, Class A2B 5.66%, due 1/25/37 (c)	1,344,526	773,567
			5,281,581
	Total Mortgage-Backed Securities (Cost $89,514,807)		88,913,512

	Municipal Bonds 0.9%
	California 0.2%
	Sacramento Municipal Utility District 6.322%, due 5/15/36	1,650,000	2,137,624

	Connecticut 0.2%
	State of Connecticut Special Tax Revenue 5.74%, due 12/1/29	1,720,000	2,101,324

	Texas 0.5%
	City of San Antonio, Texas, Water System Revenue 5.502%, due 5/15/29	2,000,000	2,419,300
	Dallas Area Rapid Transit 5.022%, due 12/1/48	700,000	874,643
	Texas Transportation Commission 5.178%, due 4/1/30	2,150,000	2,617,625
			5,911,568
	Washington 0.0%‡
	City of Seattle, Washington, Water System Revenue 5.62%, due 8/1/30	340,000	433,585
	Total Municipal Bonds (Cost $10,118,941)		10,584,101

	U.S. Government & Federal Agencies 44.4%
	Federal Home Loan Bank 0.1%
	1.30%, due 6/5/18	1,500,000	1,498,199
¤	Federal Home Loan Mortgage Corporation 1.5%
	0.75%, due 1/12/18	8,600,000	8,584,778
	1.00%, due 9/27/17	1,325,000	1,330,086
	1.00%, due 1/11/18	1,600,000	1,596,437
	1.125%, due 5/25/18	1,700,000	1,697,739
	1.375%, due 5/1/20	4,200,000	4,169,945
			17,378,985
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 7.2%
	2.408%, due 12/1/41 (a)	964,269	1,006,348
	2.50%, due 6/1/27 TBA (f)	600,000	615,188
	2.50%, due 6/1/28	4,850,898	4,983,463
	3.00%, due 5/1/27 TBA (f)	5,600,000	5,863,375
	3.00%, due 9/1/33	3,037,945	3,142,453
	3.00%, due 8/1/43	6,217,491	6,353,563
	3.50%, due 12/1/20	1,429,530	1,518,424
	3.50%, due 9/1/25	87,155	92,640
	3.50%, due 11/1/25	44,831	47,676
	3.50%, due 3/1/26	279,727	297,348
	3.50%, due 1/1/29	872,355	926,602
	3.50%, due 3/1/29	36,876	39,169
	3.50%, due 10/1/42 TBA (f)	15,900,000	16,624,196
	4.00%, due 7/1/23	361,100	382,770
	4.00%, due 8/1/25	164,370	175,067
	4.00%, due 1/1/31	444,179	477,926
	4.00%, due 11/1/41	205,367	219,970
	4.00%, due 1/1/42	221,378	237,124
	4.00%, due 1/1/42 TBA (f)	9,800,000	10,450,780
	4.00%, due 4/1/42	5,021,123	5,377,428
	4.50%, due 4/1/22	106,880	112,819
	4.50%, due 4/1/23	26,984	28,956
	4.50%, due 6/1/24	66,452	71,661
	4.50%, due 7/1/24	154,124	166,283
	4.50%, due 5/1/25	342,788	359,690
	4.50%, due 4/1/31	427,896	468,365
	4.50%, due 9/1/35	188,180	205,718
	4.50%, due 2/1/39	394,993	430,887
	4.50%, due 4/1/39	268,669	292,819
	4.50%, due 6/1/39	598,842	651,184
	4.50%, due 9/1/39 TBA (f)	500,000	544,492
	4.50%, due 11/1/39	2,773,551	3,026,007
	4.50%, due 12/1/39	309,157	337,314
	4.50%, due 8/1/40	248,058	270,814
	4.50%, due 9/1/40	1,502,825	1,642,115
	4.50%, due 11/1/40	509,679	554,937
	4.50%, due 1/1/44	1,017,530	1,107,423
	5.00%, due 3/1/23	10,794	11,429
	5.00%, due 6/1/23	148,744	161,803
	5.00%, due 8/1/23	18,688	20,303
	5.00%, due 7/1/24	127,285	138,429
	5.00%, due 3/1/25	296,947	319,954
	5.00%, due 6/1/30	355,638	395,887
	5.00%, due 8/1/35	132,865	147,736
	5.00%, due 4/1/37	2,163,424	2,404,405
	5.00%, due 8/1/37	435,560	483,090
	5.00%, due 3/1/40	2,193,963	2,449,444
	5.50%, due 12/1/18	92,434	96,915
	5.50%, due 9/1/21	136,076	146,808
	5.50%, due 9/1/22	95,591	101,523
	5.50%, due 9/1/37	910,784	1,022,400
	5.50%, due 8/1/38	410,101	460,183
	5.50%, due 12/1/38	1,092,411	1,224,994
	6.00%, due 7/1/21	439,003	473,821
	6.00%, due 8/1/36	343,145	391,065
	6.00%, due 9/1/37	389,821	442,449
	6.00%, due 5/1/40	975,279	1,119,837
	6.50%, due 7/1/17	20,230	20,288
	6.50%, due 11/1/35	43,392	49,709
	6.50%, due 8/1/37	78,411	95,418
	6.50%, due 11/1/37	138,425	158,577
	6.50%, due 9/1/39	314,945	364,410
	7.00%, due 1/1/33	570,041	663,460
	7.00%, due 9/1/33	119,859	139,340
			82,606,671
¤	Federal National Mortgage Association 2.2%
	0.875%, due 2/8/18	6,200,000	6,195,964
	1.00%, due 12/28/17	1,500,000	1,495,794
	1.00%, due 2/15/18	2,700,000	2,690,920
	1.625%, due 1/21/20	4,000,000	4,027,628
	1.75%, due 6/20/19	2,500,000	2,541,135
	1.875%, due 2/19/19	4,300,000	4,399,209
	2.625%, due 9/6/24	3,600,000	3,729,924
			25,080,574
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 11.7%
	2.25%, due 6/1/42 (a)	935,769	968,666
	2.50%, due 10/1/27 TBA (f)	2,500,000	2,567,578
	2.50%, due 2/1/28	3,397,803	3,496,559
	2.50%, due 5/1/28	4,046,689	4,163,821
	2.50%, due 9/1/28	863,990	889,042
	2.50%, due 5/1/43	837,692	829,249
	2.664%, due 1/1/42 (a)	1,659,593	1,748,732
	3.00%, due 11/1/27 TBA (f)	2,200,000	2,306,219
	3.00%, due 2/1/29	6,437,309	6,755,928
	3.00%, due 8/1/43	1,226,016	1,255,327
	3.00%, due 9/1/43	2,265,423	2,319,423
	3.50%, due 10/1/20	1,501,511	1,593,362
	3.50%, due 9/1/21	117,759	124,963
	3.50%, due 11/1/28	899,999	955,054
	3.50%, due 4/1/29	298,470	316,728
	3.50%, due 8/1/29	985,091	1,052,441
	3.50%, due 2/1/32	804,353	850,453
	3.50%, due 4/1/32	1,091,157	1,153,819
	3.50%, due 10/1/34	734,238	776,305
	3.50%, due 11/1/40	449,676	473,235
	3.50%, due 3/1/42	484,676	509,938
	3.50%, due 9/1/42	524,533	551,609
	3.50%, due 10/1/42 TBA (f)	16,300,000	17,078,707
	3.50%, due 10/1/43	4,270,642	4,489,978
	3.50%, due 12/1/43	260,816	274,211
	3.50%, due 1/1/44	4,076,807	4,286,188
	4.00%, due 8/1/18	436,318	461,021
	4.00%, due 4/1/20	300,000	316,985
	4.00%, due 10/1/20	159	168
	4.00%, due 3/1/22	129,857	138,517
	4.00%, due 12/1/25	2,011,038	2,138,687
	4.00%, due 4/1/31	679,542	733,638
	4.00%, due 12/1/39	221,767	237,121
	4.00%, due 7/1/40	1,118,474	1,196,778
	4.00%, due 11/1/41	2,468,661	2,645,836
	4.00%, due 3/1/42	1,697,470	1,818,271
	4.00%, due 5/1/42	2,531,216	2,712,403
	4.00%, due 6/1/44	700,000	748,384
	4.00%, due 9/1/44	1,300,000	1,394,230
	4.00%, due 11/1/44	17,499,999	18,719,762
	4.50%, due 5/1/24	576,532	618,862
	4.50%, due 7/1/26	773,146	832,701
	4.50%, due 4/1/31	610,161	669,115
	4.50%, due 11/1/35	419,959	460,355
	4.50%, due 4/1/41	1,210,924	1,327,186
	4.50%, due 5/1/41	1,702,081	1,863,682
	4.50%, due 7/1/41	3,723,825	4,083,300
	4.50%, due 9/1/41	1,364,800	1,495,757
	4.50%, due 9/1/43	468,516	511,631
	4.50%, due 1/1/44	3,929,536	4,286,367
	4.50%, due 3/1/44	699,930	763,834
	4.50%, due 10/1/44	287,244	314,522
	5.00%, due 12/1/23	602,673	657,336
	5.00%, due 4/1/29	99,326	110,317
	5.00%, due 4/1/31	504,612	563,334
	5.00%, due 3/1/34	848,438	959,533
	5.00%, due 4/1/34	987,630	1,113,333
	5.00%, due 4/1/35	452,246	504,293
	5.00%, due 2/1/36	427,132	475,252
	5.00%, due 5/1/37	859	954
	5.00%, due 6/1/37	504,309	560,115
	5.00%, due 2/1/38	1,572,756	1,749,556
	5.00%, due 5/1/38	871,500	967,939
	5.00%, due 7/1/38	600,363	678,564
	5.00%, due 1/1/39	289,766	321,831
	5.00%, due 9/1/39	453,413	506,240
	5.00%, due 10/1/39	483,048	541,088
	5.50%, due 5/1/16	2,358	2,478
	5.50%, due 1/1/21	4,807	5,193
	5.50%, due 12/1/21	10,302	11,048
	5.50%, due 1/1/22	68,573	74,631
	5.50%, due 2/1/22	3,422	3,726
	5.50%, due 10/1/28	897,895	1,010,375
	5.50%, due 4/1/34	254,656	288,352
	5.50%, due 7/1/35	35,550	40,265
	5.50%, due 2/1/37	1,243,239	1,399,925
	5.50%, due 8/1/37	233,596	263,170
	5.50%, due 2/1/38	164,099	184,656
	5.50%, due 3/1/38	738,184	830,657
	5.50%, due 6/1/38	585,699	659,071
	5.50%, due 7/1/38	155,956	175,492
	5.50%, due 1/1/39	1,300,127	1,463,884
	5.50%, due 2/1/39	522,180	589,385
	5.50%, due 11/1/39	236,481	266,106
	5.50%, due 6/1/40	177,000	199,172
	6.00%, due 3/1/36	99,174	113,333
	6.00%, due 11/1/37	215,737	246,038
	6.00%, due 10/1/38	1,102,555	1,257,191
	6.00%, due 12/1/38	780,631	891,142
	6.00%, due 4/1/40	370,546	422,240
	6.00%, due 10/1/40	561,313	640,193
	6.50%, due 10/1/36	108,740	124,845
	6.50%, due 1/1/37	303,542	370,857
	6.50%, due 8/1/37	21,214	24,356
	6.50%, due 10/1/37	90,979	104,453
	7.00%, due 9/1/37	84,980	106,584
	7.00%, due 10/1/37	2,023	2,367
	7.00%, due 11/1/37	10,106	12,568
	7.50%, due 7/1/28	34,346	38,672
			133,808,758
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 8.3%
	3.00%, due 1/1/43 TBA (f)	11,500,000	11,841,179
	3.00%, due 7/15/43	609,892	630,686
	3.00%, due 7/20/43	450,459	464,811
	3.00%, due 8/15/43	1,832,909	1,890,532
	3.00%, due 8/20/43	92,780	95,737
	3.00%, due 12/20/43	196,387	202,641
	3.50%, due 3/1/43 TBA (f)	13,500,000	14,205,059
	3.50%, due 4/15/43	2,269,751	2,393,952
	3.50%, due 8/20/43	3,615,503	3,815,118
	3.50%, due 11/20/43	3,618,565	3,818,335
	3.50%, due 1/15/45	400,000	421,789
	4.00%, due 1/20/42	2,713,395	2,912,810
	4.00%, due 2/20/42	1,088,199	1,167,857
	4.00%, due 1/1/43 TBA (f)	10,800,000	11,506,641
	4.00%, due 8/20/43	3,504,170	3,796,851
	4.00%, due 10/20/43	1,890,876	2,018,899
	4.00%, due 3/15/44	237,291	254,791
	4.00%, due 6/20/44	1,248,516	1,331,131
	4.00%, due 7/15/44	2,651,510	2,847,060
	4.00%, due 8/20/44	4,197,294	4,488,145
	4.50%, due 6/15/39	2,748,373	3,036,551
	4.50%, due 6/15/40	569,457	630,850
	4.50%, due 6/20/40	1,279,095	1,398,383
	4.50%, due 9/15/40	3,336,592	3,737,186
	4.50%, due 3/20/41	490,281	535,060
	4.50%, due 4/20/41	397,326	433,592
	4.50%, due 9/20/41	719,814	784,545
	4.50%, due 12/20/41	124,939	136,159
	4.50%, due 4/20/42	256,962	280,231
	4.50%, due 8/20/43	900,000	978,332
	4.50%, due 3/20/44	1,342,275	1,459,305
	5.00%, due 1/15/39	95,384	106,631
	5.00%, due 3/15/39	39,569	44,309
	5.00%, due 8/15/39	111,214	124,360
	5.00%, due 9/15/39	1,008,770	1,143,428
	5.00%, due 6/15/40	853,145	953,943
	5.00%, due 7/15/40	651,962	729,169
	5.00%, due 9/20/40	3,165,703	3,551,884
	5.00%, due 10/20/41	201,305	225,788
	5.00%, due 8/20/43	196,964	215,794
	5.50%, due 1/20/35	10,022	11,360
	5.50%, due 7/15/35	147,804	167,963
	5.50%, due 8/15/35	97,462	111,236
	5.50%, due 5/15/36	103,215	117,044
	5.50%, due 6/15/38	103,591	116,928
	5.50%, due 1/15/39	220,902	249,342
	5.50%, due 3/20/39	754,488	845,807
	5.50%, due 7/15/39	187,715	211,882
	5.50%, due 12/15/39	65,463	73,891
	5.50%, due 2/15/40	384,903	434,498
	6.00%, due 1/15/36	71,581	81,502
	6.00%, due 11/15/37	53,974	61,501
	6.00%, due 12/15/37	435,630	496,031
	6.00%, due 9/15/38	360,399	410,372
	6.00%, due 10/15/38	138,190	157,352
	6.50%, due 1/15/36	139,658	160,437
	6.50%, due 3/15/36	113,421	129,843
	6.50%, due 6/15/36	123,593	144,454
	6.50%, due 9/15/36	43,625	50,640
	6.50%, due 7/15/37	132,721	157,419
	7.00%, due 7/15/31	40,722	44,018
			94,843,044
¤	United States Treasury Bonds 4.4%
	3.00%, due 11/15/44	20,280,000	22,220,857
	3.375%, due 5/15/44	2,805,000	3,286,013
	4.25%, due 5/15/39	9,400,000	12,412,408
	4.25%, due 11/15/40	2,800,000	3,726,626
	5.375%, due 2/15/31	6,200,000	8,809,816
			50,455,720
¤	United States Treasury Notes 9.0%
	0.50%, due 2/28/17	350,000	349,781
	0.875%, due 7/15/17	400,000	402,000
	0.875%, due 11/15/17	5,500,000	5,514,608
	0.875%, due 1/15/18	39,500,000	39,540,132
	1.00%, due 12/15/17	12,830,000	12,899,166
	1.00%, due 3/15/18	15,800,000	15,858,018
	1.375%, due 3/31/20	15,300,000	15,302,387
	1.625%, due 7/31/19	8,500,000	8,627,500
	1.625%, due 12/31/19	1,900,000	1,924,195

1.75%, due 10/31/20	2,000,000	2,026,094
		102,443,881
Total U.S. Government & Federal Agencies (Cost $497,261,513)		508,115,832
Total Long-Term Bonds (Cost $1,118,383,737)		1,147,447,934

Short-Term Investments 7.0%
Financial Company Commercial Paper 0.5%
Nationwide Life Insurance Co. 0.152%, due 4/10/15 (b)(g)	6,000,000	5,999,775
Total Financial Company Commercial Paper (Cost $5,999,775)		5,999,775

Other Commercial Paper 3.3%
Exxon Mobil Corp. 0.081%, due 4/10/15 (g)	8,000,000	7,999,840
Johnson & Johnson 0.051%, due 4/14/15 (b)(g)	5,000,000	4,999,910
McDonald's Corp. 0.081%, due 4/7/15 (b)(g)	10,000,000	9,999,867
Southern California Edison Co. 0.304%, due 4/13/15 (b)(g)	5,000,000	4,999,500
Southern Co. Funding Corp. 0.223%, due 4/6/15 (b)(g)	10,000,000	9,999,694
Total Other Commercial Paper (Cost $37,998,811)		37,998,811

Repurchase Agreement 3.2%
TD Securities (U.S.A.) LLC 0.10%, dated 3/31/15 due 4/1/15 Proceeds at Maturity $36,816,102 (Collateralized by United States Treasury Securities with rates between 0.875% and 6.25% and maturity dates between 11/15/17 and 5/15/30, with a Principal Amount of $24,883,00 and a Market Value of $37,552,333)	36,816,000	36,816,000
Total Repurchase Agreement (Cost $36,816,000)		36,816,000

Total Short-Term Investments (Cost $80,814,586)		80,814,586
Total Investments (Cost $1,199,198,323) (j)	107.3%	1,228,262,520
Other Assets, Less Liabilities	(7.3)	(83,631,654)
Net Assets	100.0%	$1,144,630,866

	Contracts Long	Unrealized Appreciation (Depreciation) (h)
Futures Contracts 0.0% ‡
United States Treasury Note
June 2015 (2 Year) (i)	188	$119,827
June 2015 (5 Year) (i)	167	97,426
United States Treasury Long Bond June 2015 (i)	40	109,495
Total Futures Contracts (Notional Amount $67,831,602)		$326,748

¤	Among the Portfolio's 10 largest issuers held, as of March 31, 2015, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.

‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of March 31, 2015.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of March 31, 2015.
(d)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2015.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2015, the total market value of this security was $996,300, which represented 0.1% of the Portfolio's net assets.
(f)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2015, the total market value of these securities was $93,603,414, which represented 8.2% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(g)	Interest rate shown represents yield to maturity.
(h)	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2015.
(i)	As of March 31, 2015, cash in the amount of $285,763 deposit with a broker for futures transactions.
(j)	As of March 31, 2015, cost was $1,199,251,854 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$34,614,043
Gross unrealized depreciation	(5,603,377)
Net unrealized appreciation	$29,010,666

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$93,323,944	$—	$93,323,944
Corporate Bonds	—	439,452,607	—	439,452,607
Foreign Government Bonds	—	7,057,938	—	7,057,938
Mortgage-Backed Securities	—	88,913,512	—	88,913,512
Municipal Bonds	—	10,584,101	—	10,584,101
U.S. Government & Federal Agencies	—	508,115,832	—	508,115,832
Total Long-Term Bonds	—	1,147,447,934	—	1,147,447,934
Short-Term Investments
Financial Company Commercial Paper	—	5,999,775	—	5,999,775
Other Commercial Paper	—	37,998,811	—	37,998,811
Repurchase Agreement	—	36,816,000	—	36,816,000
Total Short-Term Investments	—	80,814,586	—	80,814,586
Total Investments in Securities	—	1,228,262,520	—	1,228,262,520
Other Financial Instruments
Futures Contracts Long (b)	326,748	—	—	326,748
Total Investments in Securities and Other Financial Instruments	$326,748	$1,228,262,520	$—	$1,228,589,268

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

MainStay VP Cash Management Portfolio

Portfolio of Investments March 31, 2015 (Unaudited)

	Principal Amount	Amortized Cost
Short-Term Investments 99.9%†
Certificates of Deposit 6.7%
Bank of Montreal
0.255%, due 7/14/15 (a)	$6,055,000	$6,055,000
JPMorgan Chase Bank NA
0.313%, due 10/23/15 (a)	6,025,000	6,025,000
Toronto-Dominion Bank (The)
0.258%, due 9/4/15 (a)	6,000,000	6,000,000
0.267%, due 11/18/15 (a)	6,075,000	6,075,000
0.288%, due 2/12/16 (a)	5,955,000	5,955,000
Wells Fargo Bank NA
0.256%, due 4/2/15 (a)	6,125,000	6,125,000
		36,235,000
Financial Company Commercial Paper 13.7%
Bank of Montreal
0.18%, due 6/10/15 (b)	7,380,000	7,377,417
Caterpillar Financial Services Corp.
0.10%, due 4/2/15 (b)	5,000,000	4,999,986
0.11%, due 4/20/15 (b)	8,000,000	7,999,536
Commonwealth Bank of Australia
0.254%, due 10/7/15 (b)(c)	5,985,000	5,985,000
CPPIB Capital, Inc.
0.11%, due 5/19/15 (b)(c)	5,830,000	5,829,145
0.11%, due 5/20/15 (b)(c)	5,830,000	5,829,127
Massachusetts Mutual Life Insurance Co.
0.10%, due 4/14/15 (b)(c)	1,000,000	999,964
National Rural Utilities Cooperative Finance Corp.
0.11%, due 4/17/15 (b)	8,745,000	8,744,572
Nationwide Life Insurance Co.
0.16%, due 4/13/15 (b)(c)	6,210,000	6,209,669
Novartis Finance Corp.
0.10%, due 4/8/15 (b)(c)	6,500,000	6,499,874
PACCAR Financial Corp.
0.09%, due 4/24/15 (b)	8,775,000	8,774,495
Private Export Funding Corp.
0.14%, due 6/9/15 (b)(c)	5,000,000	4,998,658
		74,247,443
Government Agency Debt 2.3%
Federal Home Loan Bank
0.04%, due 5/29/15	8,745,000	8,744,437
0.045%, due 4/27/15	4,000,000	3,999,870
		12,744,307
Other Commercial Paper 48.3%
Abbott Laboratories
0.12%, due 6/2/15 (b)(c)	4,000,000	3,999,173
Air Products & Chemicals, Inc.
0.12%, due 4/8/15 (b)(c)	3,760,000	3,759,912
Army and Air Force Exchange Service
0.09%, due 4/1/15 (b)(c)	8,855,000	8,855,000
Chevron Corp.
0.08%, due 4/28/15 (b)(c)	7,500,000	7,499,550
Coca-Cola Co. (The)
0.12%, due 5/20/15 (b)(c)	5,880,000	5,879,039
Emerson Electric Co.
0.11%, due 4/14/15 (b)(c)	11,915,000	11,914,527
0.12%, due 5/12/15 (b)(c)	5,955,000	5,954,186
Google, Inc.
0.06%, due 4/14/15 (b)(c)	3,240,000	3,239,930
0.08%, due 5/27/15 (b)(c)	7,000,000	6,999,129
Hershey Co. (The)
0.08%, due 4/1/15 (b)(c)	6,750,000	6,750,000
Illinois Tool Works, Inc.
0.09%, due 4/10/15 (b)(c)	6,500,000	6,499,854
0.11%, due 4/22/15 (b)(c)	7,000,000	6,999,551
Johnson & Johnson
0.05%, due 4/17/15 (b)(c)	6,250,000	6,249,861
Kimberly-Clark Corp.
0.08%, due 4/14/15 (b)(c)	6,100,000	6,099,824
0.09%, due 5/6/15 (b)(c)	8,800,000	8,799,230
McDonald's Corp.
0.08%, due 4/30/15 (b)(c)	2,500,000	2,499,839
0.08%, due 5/15/15 (b)(c)	3,500,000	3,499,658
0.09%, due 5/15/15 (b)(c)	2,000,000	1,999,780
Merck & Co., Inc.
0.08%, due 4/20/15 (b)(c)	6,250,000	6,249,736
0.08%, due 4/22/15 (b)(c)	8,745,000	8,744,592
Northern Illinois Gas Co.
0.35%, due 4/8/15 (b)	7,315,000	7,314,502
Parker-Hannifin Corp.
0.07%, due 4/21/15 (b)(c)	5,850,000	5,849,772
PepsiCo, Inc.
0.09%, due 5/6/15 (b)(c)	1,500,000	1,499,869
0.09%, due 5/12/15 (b)(c)	8,400,000	8,399,139
0.09%, due 5/15/15 (b)(c)	7,500,000	7,499,175
Proctor & Gamble Co. (The)
0.10%, due 6/10/15 (b)(c)	5,000,000	4,999,028
Province of British Columbia
0.08%, due 4/29/15 (b)	7,250,000	7,249,549
0.09%, due 5/13/15 (b)	5,305,000	5,304,443
Siemens Capital Co., LLC
0.08%, due 4/24/15 (b)(c)	8,775,000	8,774,551
Southern California Edison Co.
0.28%, due 4/6/15 (b)(c)	2,925,000	2,924,886
0.30%, due 4/13/15 (b)(c)	6,000,000	5,999,400
Southern Co. (The)
0.23%, due 4/1/15 (b)(c)	2,571,000	2,571,000
Southern Co. Funding Corp.
0.24%, due 4/10/15 (b)(c)	6,000,000	5,999,640
St. Jude Medical, Inc.
0.25%, due 6/5/15 (b)(c)	5,000,000	4,997,743
Unilever Capital Corp.
0.07%, due 4/7/15 (b)(c)	10,220,000	10,219,881
UnitedHealth Group, Inc.
0.21%, due 4/1/15 (b)(c)	2,925,000	2,925,000
0.27%, due 5/4/15 (b)(c)	7,500,000	7,498,144
0.27%, due 5/22/15 (b)(c)	5,830,000	5,827,770
W.W. Grainger, Inc.
0.10%, due 4/21/15 (b)	8,500,000	8,499,528
Walt Disney Co. (The)
0.08%, due 5/1/15 (b)(c)	4,000,000	3,999,733
0.09%, due 5/1/15 (b)(c)	6,000,000	5,999,550
0.09%, due 5/18/15 (b)(c)	8,745,000	8,743,972
WGL Holdings, Inc.
0.20%, due 4/16/15 (b)(c)	1,250,000	1,249,896
0.20%, due 4/22/15 (b)(c)	5,840,000	5,839,319
		262,677,861
Other Notes 3.8%
Bank of New York Mellon Corp. (The)
0.487%, due 10/23/15 (a)	3,230,000	3,233,684
Dell Equipment Finance Trust Series 2014-1, Class A1
0.26%, due 8/14/15 (c)	464,550	464,550
Enterprise Fleet Financing LLC Series 2015-1, Class A1
0.36%, due 3/20/16 (c)	4,259,618	4,259,618
John Deere Owner Trust Series 2014-B, Class A1
0.21%, due 9/24/15	731,012	731,012
National Rural Utilities Cooperative Finance Corp.
0.304%, due 5/1/15 (a)	6,110,000	6,110,000
United Technologies Corp.
0.762%, due 6/1/15 (a)	5,970,000	5,975,068
		20,773,932
Treasury Debt 14.9%
United States Treasury Bills
0.007%, due 5/7/15 (b)	11,665,000	11,664,918
0.021%, due 4/30/15 (b)	5,830,000	5,829,901
United States Treasury Notes
0.125%, due 4/30/15	3,050,000	3,050,114
0.25%, due 5/31/15	3,050,000	3,050,782
0.25%, due 7/31/15	4,850,000	4,852,045
0.25%, due 9/30/15	5,970,000	5,973,250
0.25%, due 10/31/15	6,050,000	6,053,893
0.25%, due 11/30/15	6,000,000	6,003,457
0.25%, due 12/31/15	6,030,000	6,032,935
0.25%, due 2/29/16	5,945,000	5,947,149
0.375%, due 6/30/15	6,100,000	6,103,697
0.375%, due 8/31/15	4,850,000	4,854,416
0.375%, due 1/31/16	5,875,000	5,878,356
0.375%, due 3/31/16	6,000,000	6,005,470
		81,300,383
Treasury Repurchase Agreements 10.2%
Bank of America N.A. 0.10%, dated 3/31/15 due 4/1/15 Proceeds at Maturity $15,000,042 (Collateralized by a United States Treasury Note with a rate of 0.625% and a maturity date of 10/15/16, with a Principal Amount of $15,225,500 and a Market Value of $15,300,081)	15,000,000	15,000,000
Bank of Montreal 0.10%, dated 3/31/15 due 4/1/15 Proceeds at Maturity $15,000,042 (Collateralized by United States Treasury securities with rates between 0.00% and 3.125% and maturity dates between 5/7/15 and 2/15/45, with a Principal Amount of $15,038,600 and a Market Value of $15,300,010)	15,000,000	15,000,000
TD Securities (U.S.A.) LLC 0.10%, dated 3/31/15 due 4/1/15 Proceeds at Maturity $25,337,070 (Collateralized by United States Treasury securities with rates between 0.00% and 4.25% and maturity dates between 7/15/16 and 2/15/44, with a Principal Amount of $32,267,758 and a Market Value of $25,843,811)	25,337,000	25,337,000
		55,337,000
Total Short-Term Investments (Amortized Cost $543,315,926) (d)	99.9%	543,315,926

Other Assets, Less Liabilities	0.1	559,570
Net Assets	100.0%	$543,875,496

†	Percentages indicated are based on Portfolio net assets.
(a)	Floating rate - Rate shown was the rate in effect as of March 31, 2015.
(b)	Interest rate shown represents yield to maturity.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Certificates of Deposit	$—	$36,235,000	$—	$36,235,000
Financial Company Commercial Paper	—	74,247,443	—	74,247,443
Government Agency Debt	—	12,744,307	—	12,744,307
Other Commercial Paper	—	262,677,861	—	262,677,861
Other Notes	—	20,773,932	—	20,773,932
Treasury Debt	—	81,300,383	—	81,300,383
Treasury Repurchase Agreements	—	55,337,000	—	55,337,000
Total Investments in Securities	$—	$543,315,926	$—	$543,315,926

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Common Stock Portfolio

Portfolio of Investments March 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 98.9% †
	Aerospace & Defense 3.4%
	Boeing Co. (The)	49,965	$7,498,747
	General Dynamics Corp.	37,924	5,147,425
	Huntington Ingalls Industries, Inc.	25,996	3,643,339
	L-3 Communications Holdings, Inc.	25,846	3,251,168
	Lockheed Martin Corp.	6,389	1,296,711
	Northrop Grumman Corp.	5,952	958,034
	Textron, Inc.	88,621	3,928,569
	United Technologies Corp.	5,784	677,885
			26,401,878
	Air Freight & Logistics 0.0%‡
	FedEx Corp.	1,569	259,591

	Airlines 1.6%
	Alaska Air Group, Inc.	53,433	3,536,196
	JetBlue Airways Corp. (a)	190,021	3,657,904
	Southwest Airlines Co.	106,475	4,716,843
			11,910,943
	Auto Components 0.6%
	Dana Holding Corp.	12,966	274,361
	Delphi Automotive PLC	54,907	4,378,284
			4,652,645
	Banks 5.7%
	Bank of America Corp.	418,001	6,433,035
	BB&T Corp.	11,770	458,912
¤	Citigroup, Inc.	191,987	9,891,170
	Comerica, Inc.	10,014	451,932
	Fifth Third Bancorp	23,987	452,155
	Huntington Bancshares, Inc.	41,451	458,034
¤	JPMorgan Chase & Co.	209,136	12,669,459
	KeyCorp	31,649	448,150
	PNC Financial Services Group, Inc.	4,812	448,671
	Regions Financial Corp.	46,737	441,665
	SunTrust Banks, Inc.	10,794	443,525
	U.S. Bancorp	44,082	1,925,061
	Wells Fargo & Co.	164,796	8,964,902
	Zions Bancorporation	16,828	454,356
			43,941,027
	Beverages 2.4%
	Coca-Cola Co. (The)	98,767	4,005,002
	Coca-Cola Enterprises, Inc.	86,620	3,828,604
	Dr. Pepper Snapple Group, Inc.	20,617	1,618,022
	PepsiCo., Inc.	96,379	9,215,760
			18,667,388
	Biotechnology 4.1%
	Amgen, Inc.	52,799	8,439,920
	Biogen, Inc. (a)	13,415	5,664,350
	Celgene Corp. (a)	33,562	3,869,027
	Gilead Sciences, Inc. (a)	94,980	9,320,388
	United Therapeutics Corp. (a)	20,866	3,598,029
	Vertex Pharmaceuticals, Inc. (a)	1,721	203,026
			31,094,740
	Building Products 0.5%
	Masco Corp.	127,909	3,415,170

	Capital Markets 1.3%
	Ameriprise Financial, Inc.	7,055	923,076
	Bank of New York Mellon Corp. (The)	132,273	5,322,666
	Legg Mason, Inc.	31,520	1,739,904
	State Street Corp.	8,454	621,623
	Stifel Financial Corp. (a)	22,054	1,229,510
			9,836,779
	Chemicals 2.0%
	Albemarle Corp.	32,789	1,732,571
	Dow Chemical Co. (The)	107,838	5,174,067
	LyondellBasell Industries, N.V. Class A	55,375	4,861,925
	Mosaic Co. (The)	82,640	3,806,398
			15,574,961
	Commercial Services & Supplies 1.6%
	ADT Corp. (The)	92,505	3,840,808
	Cintas Corp.	45,564	3,719,389
	Pitney Bowes, Inc.	5,688	132,644
	R.R. Donnelley & Sons Co.	90,585	1,738,326
	Waste Management, Inc.	47,053	2,551,684
			11,982,851
	Communications Equipment 1.1%
	Cisco Systems, Inc.	93,450	2,572,211
	F5 Networks, Inc. (a)	16,297	1,873,177
	Harris Corp.	21,499	1,693,261
	Juniper Networks, Inc.	57,808	1,305,305
	QUALCOMM, Inc.	18,575	1,287,991
			8,731,945
	Consumer Finance 0.4%
	American Express Co.	38,898	3,038,712
	Discover Financial Services	4,184	235,768
			3,274,480
	Containers & Packaging 0.8%
	Ball Corp.	43,008	3,038,085
	Rock-Tenn Co. Class A	50,902	3,283,179
			6,321,264
	Diversified Financial Services 2.3%
¤	Berkshire Hathaway, Inc. Class B (a)	98,295	14,185,934
	Moody's Corp.	53	5,501
	NASDAQ OMX Group, Inc. (The)	73,289	3,733,342
			17,924,777
	Diversified Telecommunication Services 2.6%
	AT&T, Inc.	156,409	5,106,754
	CenturyLink, Inc.	1,247	43,084
	Frontier Communications Corp.	224,901	1,585,552
¤	Verizon Communications, Inc.	233,922	11,375,627
	Windstream Holdings, Inc.	204,061	1,510,051
			19,621,068
	Electric Utilities 1.4%
	American Electric Power Co., Inc.	41,029	2,307,881
	Duke Energy Corp.	17,545	1,347,105
	Entergy Corp.	51,283	3,973,920
	Exelon Corp.	643	21,611
	NextEra Energy, Inc.	835	86,882
	Southern Co. (The)	54,429	2,410,116
	Xcel Energy, Inc.	5,508	191,734
			10,339,249
	Electronic Equipment, Instruments & Components 0.8%
	Corning, Inc.	133,104	3,018,799
	Jabil Circuit, Inc.	142,318	3,327,395
			6,346,194
	Energy Equipment & Services 1.0%
	Cameron International Corp. (a)	1,803	81,352
	Schlumberger, Ltd.	92,321	7,703,264
			7,784,616
	Food & Staples Retailing 2.8%
	Costco Wholesale Corp.	10,866	1,646,145
	CVS Health Corp.	79,809	8,237,087
	Kroger Co. (The)	65,863	5,049,058
	Wal-Mart Stores, Inc.	67,230	5,529,667
	Whole Foods Market, Inc.	12,293	640,219
			21,102,176
	Food Products 0.9%
	Archer-Daniels-Midland Co.	98,730	4,679,802
	Ingredion, Inc.	19,657	1,529,708
	Keurig Green Mountain, Inc.	2,492	278,431
			6,487,941
	Gas Utilities 0.2%
	UGI Corp.	35,533	1,158,020

	Health Care Equipment & Supplies 1.6%
	Becton, Dickinson and Co.	21,718	3,118,488
	C.R. Bard, Inc.	21,673	3,626,976
	Edwards Lifesciences Corp. (a)	29,110	4,147,011
	Hologic, Inc. (a)	1,008	33,289
	Medtronic PLC	14,531	1,133,273
			12,059,037
	Health Care Providers & Services 4.6%
	Aetna, Inc.	48,000	5,113,440
	AmerisourceBergen Corp.	40,584	4,613,183
	Anthem, Inc.	33,997	5,249,477
	Cardinal Health, Inc.	34,454	3,110,163
	Centene Corp. (a)	53,055	3,750,458
	Community Health Systems, Inc. (a)	13,584	710,171
	Express Scripts Holding Co. (a)	24,709	2,144,000
	Health Net, Inc. (a)	58,794	3,556,449
	McKesson Corp.	7,029	1,589,960
	UnitedHealth Group, Inc.	46,755	5,530,649
			35,367,950
	Hotels, Restaurants & Leisure 2.6%
	Brinker International, Inc.	51,005	3,139,868
	Carnival Corp.	94,165	4,504,854
	Darden Restaurants, Inc.	27,915	1,935,626
	McDonald's Corp.	13,292	1,295,172
	Panera Bread Co. Class A (a)	21,817	3,490,611
	Royal Caribbean Cruises, Ltd.	22,926	1,876,493
	Wyndham Worldwide Corp.	40,619	3,674,801
			19,917,425
	Household Durables 1.3%
	Harman International Industries, Inc.	28,048	3,748,054
	Jarden Corp. (a)	24,867	1,315,464
	Leggett & Platt, Inc.	26,826	1,236,411
	Whirlpool Corp.	19,780	3,996,747
			10,296,676
	Household Products 0.9%
	Procter & Gamble Co. (The)	80,872	6,626,652

	Industrial Conglomerates 1.2%
	3M Co.	12,747	2,102,618
	General Electric Co.	277,166	6,876,488
			8,979,106
	Insurance 3.0%
	Aflac, Inc.	5,150	329,652
	Allstate Corp. (The)	64,855	4,615,730
	American International Group, Inc.	119,547	6,549,980
	Assurant, Inc.	10,013	614,898
	Everest Re Group, Ltd.	8,969	1,560,606
	Lincoln National Corp.	59,899	3,441,797
	MetLife, Inc.	14,429	729,386
	Prudential Financial, Inc.	2,497	200,534
	Reinsurance Group of America, Inc.	2,516	234,466
	Travelers Companies, Inc. (The)	45,053	4,871,581
			23,148,630
	Internet & Catalog Retail 0.9%
	Amazon.com, Inc. (a)	6,492	2,415,673
	Expedia, Inc.	41,524	3,908,654
	Netflix, Inc. (a)	1,242	517,529
			6,841,856
	Internet Software & Services 3.8%
	eBay, Inc. (a)	105,718	6,097,814
	Facebook, Inc. Class A (a)	86,206	7,087,426
	Google, Inc. Class A (a)	8,809	4,886,353
	Google, Inc. Class C (a)	8,441	4,625,668
	Rackspace Hosting, Inc. (a)	49,790	2,568,666
	VeriSign, Inc. (a)	57,560	3,854,793
			29,120,720
	IT Services 3.6%
	Accenture PLC Class A	57,100	5,349,699
	Automatic Data Processing, Inc.	19,644	1,682,312
	Computer Sciences Corp.	57,295	3,740,218
	International Business Machines Corp.	59,074	9,481,377
	MasterCard, Inc. Class A	1,204	104,014
	Teradata Corp. (a)	42,566	1,878,863
	Total System Services, Inc.	2,891	110,292
	Visa, Inc. Class A	28,840	1,886,424
	Western Union Co. (The)	68,436	1,424,153
	Xerox Corp.	152,312	1,957,209
			27,614,561
	Machinery 0.6%
	AGCO Corp.	506	24,106
	Caterpillar, Inc.	61,385	4,912,641
			4,936,747
	Media 3.6%
	Cablevision Systems Corp. Class A	159,027	2,910,194
	CBS Corp. Class B	19,235	1,166,218
	Cinemark Holdings, Inc.	38,061	1,715,409
	Comcast Corp. Class A	142,875	8,068,151
	Gannett Co., Inc.	54,086	2,005,509
	Interpublic Group of Cos., Inc. (The)	170,722	3,776,371
	News Corp. Class A (a)	225,797	3,615,010
	Omnicom Group, Inc.	13,072	1,019,355
	Time Warner Cable, Inc.	1,350	202,338
	Walt Disney Co. (The)	31,670	3,321,866
			27,800,421
	Metals & Mining 0.1%
	Newmont Mining Corp.	20,584	446,879
	Steel Dynamics, Inc.	1,850	37,185
			484,064
	Multi-Utilities 0.6%
	Consolidated Edison, Inc.	22,043	1,344,623
	PG&E Corp.	1,599	84,859
	Public Service Enterprise Group, Inc.	83,902	3,517,172
			4,946,654
	Multiline Retail 1.1%
	Dollar General Corp. (a)	15,614	1,176,983
	Kohl's Corp.	55,755	4,362,829
	Target Corp.	33,850	2,778,070
			8,317,882
	Oil, Gas & Consumable Fuels 6.5%
	Apache Corp.	641	38,671
¤	Chevron Corp.	98,458	10,336,121
	ConocoPhillips	66,836	4,161,209
	Devon Energy Corp.	623	37,573
	EOG Resources, Inc.	3,473	318,439
¤	Exxon Mobil Corp.	207,842	17,666,570
	HollyFrontier Corp.	27,679	1,114,633
	Kinder Morgan, Inc.	27,596	1,160,688
	Marathon Oil Corp.	94,319	2,462,669
	Marathon Petroleum Corp.	43,151	4,418,231
	Occidental Petroleum Corp.	2,783	203,159
	Spectra Energy Corp.	20,874	755,013
	Tesoro Corp.	44,641	4,075,277
	Valero Energy Corp.	51,019	3,245,829
			49,994,082
	Paper & Forest Products 0.4%
	International Paper Co.	58,802	3,262,923

	Pharmaceuticals 5.7%
	AbbVie, Inc.	65,540	3,836,712
	Actavis PLC (a)	2,474	736,312
	Bristol-Myers Squibb Co.	13,756	887,262
	Eli Lilly & Co.	40,433	2,937,457
¤	Johnson & Johnson	148,737	14,962,942
	Merck & Co., Inc.	132,386	7,609,547
¤	Pfizer, Inc.	354,363	12,328,289
			43,298,521
	Real Estate Investment Trusts 1.5%
	Crown Castle International Corp.	44,454	3,669,233
	Host Hotels & Resorts, Inc.	88,757	1,791,116
	Iron Mountain, Inc.	8,189	298,735
	Lamar Advertising Co. Class A	45,876	2,719,070
	Simon Property Group, Inc.	1,565	306,177
	Weyerhaeuser Co.	80,892	2,681,570
			11,465,901
	Real Estate Management & Development 0.4%
	CBRE Group, Inc. Class A (a)	858	33,213
	Jones Lang LaSalle, Inc.	19,785	3,371,364
			3,404,577
	Road & Rail 0.1%
	Union Pacific Corp.	6,776	733,909

	Semiconductors & Semiconductor Equipment 2.5%
	First Solar, Inc. (a)	29,931	1,789,574
	Intel Corp.	299,273	9,358,267
	Microchip Technology, Inc.	38,474	1,881,378
	Micron Technology, Inc. (a)	148,830	4,037,758
	NVIDIA Corp.	89,778	1,878,605
	Teradyne, Inc.	94	1,772
			18,947,354
	Software 4.4%
	Citrix Systems, Inc. (a)	59,991	3,831,625
	Electronic Arts, Inc. (a)	72,143	4,243,090
¤	Microsoft Corp.	400,319	16,274,969
	Oracle Corp.	209,298	9,031,209
			33,380,893
	Specialty Retail 4.2%
	Bed Bath & Beyond, Inc. (a)	52,191	4,006,964
	Best Buy Co., Inc.	99,649	3,765,736
	Dick's Sporting Goods, Inc.	61,701	3,516,340
	Gap, Inc. (The)	92,489	4,007,548
	Home Depot, Inc. (The)	51,085	5,803,767
	Lowe's Cos., Inc.	86,743	6,452,812
	Office Depot, Inc. (a)	88,661	815,681
	Ross Stores, Inc.	3,658	385,407
	Staples, Inc.	232,429	3,785,106
			32,539,361
	Technology Hardware, Storage & Peripherals 5.0%
¤	Apple, Inc.	267,595	33,296,846
	Hewlett-Packard Co.	106,305	3,312,464
	Seagate Technology PLC	34,845	1,812,985
			38,422,295
	Textiles, Apparel & Luxury Goods 0.0%‡
	Coach, Inc.	5,623	232,961

	Tobacco 1.2%
	Altria Group, Inc.	28,666	1,433,873
	Philip Morris International, Inc.	102,972	7,756,881
			9,190,754
	Total Common Stocks (Cost $642,059,276)		758,161,615

	Exchange-Traded Fund 1.0% (b)
	S&P 500 Index - SPDR Trust Series 1	38,304	7,907,095

	Total Exchange-Traded Fund (Cost $8,026,928)		7,907,095

	Principal Amount
Short-Term Investment 0.1%
Repurchase Agreement 0.1%
State Street Bank and Trust Co. 0.00%, dated 3/31/15 due 4/1/15 Proceeds at Maturity $531,087 (Collateralized by a Federal National Mortgage Association security with a rate of 2.12% and a maturity date of 11/7/22, with a Principal Amount of $550,000 and a Market Value of $545,386)	$531,087	531,087
Total Short-Term Investment (Cost $531,087)		531,087
Total Investments (Cost $650,617,291) (c)	100.0%	766,599,797
Other Assets, Less Liabilities	(0.0)‡	(124,568)
Net Assets	100.0%	$766,475,229

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of March 31, 2015, cost was $653,027,412 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$126,436,661
Gross unrealized depreciation	(12,864,276)
Net unrealized appreciation	$113,572,385

The following abbreviation is used in the preceding pages:

SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Common Stocks	$758,161,615	$—	$—	$758,161,615
Exchange-Traded Fund	7,907,095	—	—	7,907,095
Short-Term Investment
Repurchase Agreement	—	531,087	—	531,087
Total Investments in Securities	$766,068,710	$531,087	$—	$766,599,797

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Conservative Allocation Portfolio

Portfolio of Investments March 31, 2015 (Unaudited)

	Shares	Value
Affiliated Investment Companies 94.5% †
Equity Funds 38.8%
MainStay Cushing MLP Premier Fund Class I	306,065	$6,427,368
MainStay Cushing Renaissance Advantage Fund Class I (a)	876,036	19,894,787
MainStay Emerging Markets Opportunities Fund Class I (a)	1,156,557	11,392,085
MainStay Epoch Global Choice Fund Class I (a)	1,440,219	28,804,385
MainStay Epoch U.S. All Cap Fund Class I	910,060	26,810,361
MainStay ICAP Equity Fund Class I	300,287	15,494,823
MainStay ICAP International Fund Class I	990,805	34,242,225
MainStay International Opportunities Fund Class I (a)	3,246,783	28,441,816
MainStay MAP Fund Class I	610,941	27,583,983
MainStay U.S. Equity Opportunities Fund Class I (a)	3,069,086	26,424,833
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	817,635	11,418,164
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	2,042,886	16,987,961
MainStay VP International Equity Portfolio Initial Class	798,103	11,130,242
MainStay VP Large Cap Growth Portfolio Initial Class (a)	1,130,297	26,184,843
MainStay VP Marketfield Portfolio Initial Class (a)(b)	1,787,718	17,536,695
MainStay VP Mid Cap Core Portfolio Initial Class	862,803	14,183,554
MainStay VP S&P 500 Index Portfolio Initial Class	215,037	9,109,178
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	2,347,013	32,254,756
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	915,206	12,749,886

Total Equity Funds (Cost $370,761,380)		377,071,945

Fixed Income Funds 55.7%
MainStay Short Duration High Yield Fund Class I (a)	4,178,331	41,574,398
MainStay Total Return Bond Fund Class I (a)	3,611,854	39,008,022
MainStay VP Bond Portfolio Initial Class (a)	22,148,502	326,932,840
MainStay VP Floating Rate Portfolio Initial Class (a)	5,877,724	53,809,588
MainStay VP High Yield Corporate Bond Portfolio Initial Class	3,153,148	31,818,750
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	1,096,348	9,731,680
MainStay VP Unconstrained Bond Portfolio Initial Class (a)	3,829,285	38,911,084

Total Fixed Income Funds (Cost $542,099,307)		541,786,362

Total Affiliated Investment Companies (Cost $912,860,687)		918,858,307

	Principal Amount
Short-Term Investment 5.5%
Repurchase Agreement 5.5%
State Street Bank and Trust Co. 0.00%, dated 3/31/15 due 4/1/15 Proceeds at Maturity $53,379,056 (Collateralized by a United States Treasury Note with a rate of 2.125% and a maturity date of 1/31/21, with a Principal Amount of $52,685,000 and a Market Value of $54,447,998)	$53,379,056	53,379,056

Total Short-Term Investment (Cost $53,379,056)		53,379,056

Total Investments (Cost $966,239,743) (c)	100.0%	972,237,363
Other Assets, Less Liabilities	(0.0)‡	(20,304)
Net Assets	100.0%	$972,217,059

‡	Less than one-tenth of a percent.
†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of March 31, 2015, cost was $966,760,443 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$11,890,573
Gross unrealized depreciation	(6,413,653)
Net unrealized appreciation	$5,476,920

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$377,071,945	$—	$—	$377,071,945
Fixed Income Funds	541,786,362	—	—	541,786,362
Short-Term Investment
Repurchase Agreement	—	53,379,056	—	53,379,056
Total Investments in Securities	$918,858,307	$53,379,056	$—	$972,237,363

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Convertible Portfolio

Portfolio of Investments March 31, 2015 (Unaudited)

		Principal Amount	Value
	Convertible Securities 89.1%†
	Convertible Bonds 78.0%
	Auto Manufacturers 2.3%
	Fiat Chrysler Automobiles N.V.
	7.875%, due 12/15/16	$2,955,000	$4,077,900
	Navistar International Corp.
	4.75%, due 4/15/19 (a)	2,802,000	2,544,566
	Wabash National Corp.
	3.375%, due 5/1/18	5,944,000	8,098,700
			14,721,166
	Biotechnology 6.4%
	BioMarin Pharmaceutical, Inc.
	0.75%, due 10/15/18	5,587,000	8,342,089
¤	Gilead Sciences, Inc.
	1.625%, due 5/1/16	3,353,000	14,451,447
	Illumina, Inc.
	(zero coupon), due 6/15/19 (a)	2,699,000	2,992,516
	0.50%, due 6/15/21 (a)	2,699,000	3,122,406
	Incyte Corp.
	0.375%, due 11/15/18	2,629,000	4,797,925
	Isis Pharmaceuticals, Inc.
	1.00%, due 11/15/21 (a)	2,993,000	3,490,586
	Medicines Co. (The)
	1.375%, due 6/1/17	2,787,000	3,318,272
			40,515,241
	Commercial Services 2.8%
	Carriage Services, Inc.
	2.75%, due 3/15/21 (a)	2,943,000	3,538,972
	Live Nation Entertainment, Inc.
	2.50%, due 5/15/19 (a)	7,239,000	7,614,523
	Macquarie Infrastructure Co. LLC
	2.875%, due 7/15/19	5,390,000	6,410,732
			17,564,227
	Computers 2.7%
	Brocade Communications Systems, Inc.
	1.375%, due 1/1/20 (a)	8,750,000	9,225,781
	SanDisk Corp.
	0.50%, due 10/15/20	7,726,000	7,793,603
			17,019,384
	Distribution & Wholesale 1.0%
	WESCO International, Inc.
	6.00%, due 9/15/29	2,662,000	6,590,114

	Energy - Alternate Sources 1.1%
	SolarCity Corp.
	1.625%, due 11/1/19 (a)	1,181,000	1,051,090
	SunEdison, Inc.
	0.25%, due 1/15/20 (a)	5,551,000	5,970,794
			7,021,884
	Finance - Leasing Companies 1.0%
	Air Lease Corp.
	3.875%, due 12/1/18	4,331,000	6,255,588

	Health Care - Products 3.7%
	Hologic, Inc.
	2.00%, due 3/1/42 (b)	5,246,000	6,508,318
	Insulet Corp.
	2.00%, due 6/15/19	1,958,000	1,978,804
	Quidel Corp.
	3.25%, due 12/15/20	788,000	858,920
	Teleflex, Inc.
	3.875%, due 8/1/17	5,964,000	11,749,080
	Wright Medical Group, Inc.
	2.00%, due 2/15/20 (a)	2,309,000	2,446,097
			23,541,219
	Health Care - Services 1.6%
	Anthem, Inc.
	2.75%, due 10/15/42	4,852,000	10,046,673

	Holding Company - Diversified 0.5%
	Horizon Pharma Investment, Ltd.
	2.50%, due 3/15/22 (a)	2,890,000	3,386,719

	Home Builders 0.9%
	Lennar Corp.
	3.25%, due 11/15/21 (a)	2,673,000	5,969,143

	Home Furnishing 0.3%
	TiVo, Inc.
	2.00%, due 10/1/21 (a)	2,359,000	2,218,934

	Insurance 2.1%
	American Equity Investment Life Holding Co.
	3.50%, due 9/15/15 (a)	3,534,000	8,245,264
	Radian Group, Inc.
	2.25%, due 3/1/19	3,014,000	4,846,889
			13,092,153
	Internet 6.5%
	AOL, Inc.
	0.75%, due 9/1/19 (a)	5,826,000	5,804,153
	HomeAway, Inc.
	0.125%, due 4/1/19 (a)	13,278,000	12,605,801
¤	Priceline Group, Inc. (The)
	0.35%, due 6/15/20	4,893,000	5,608,601
	1.00%, due 3/15/18	8,317,000	11,139,582
	Twitter, Inc.
	0.25%, due 9/15/19 (a)	6,265,000	6,182,772
			41,340,909
	Iron & Steel 1.0%
	United States Steel Corp.
	2.75%, due 4/1/19	5,098,000	6,187,698

	Leisure Time 2.5%
¤	Jarden Corp.
	1.875%, due 9/15/18	9,099,000	15,633,219

	Lodging 0.9%
	MGM Resorts International
	4.25%, due 4/15/15	4,906,000	5,592,840

	Machinery - Diversified 1.1%
	Chart Industries, Inc.
	2.00%, due 8/1/18	7,544,000	7,294,105

	Media 0.6%
	Liberty Interactive LLC
	3.50%, due 1/15/31	292,000	162,425
	Liberty Media Corp.
	1.375%, due 10/15/23	3,916,000	3,928,238
			4,090,663
	Miscellaneous - Manufacturing 2.3%
¤	Danaher Corp.
	(zero coupon), due 1/22/21	5,805,000	14,309,325

	Oil & Gas 1.0%
	Whiting Petroleum Corp.
	1.25%, due 4/1/20 (a)	6,070,000	6,437,994

	Oil & Gas Services 4.6%
	Helix Energy Solutions Group, Inc.
	3.25%, due 3/15/32	7,918,000	7,913,051
¤	JPMorgan Chase & Co. (Convertible into Schlumberger, Ltd.)
	(zero coupon), due 5/5/15 (a)(c)	11,252,000	16,602,326
	Newpark Resources, Inc.
	4.00%, due 10/1/17	2,427,000	2,747,061
	SEACOR Holdings, Inc.
	2.50%, due 12/15/27	1,751,000	1,804,624
			29,067,062
	Pharmaceuticals 4.9%
	Depomed, Inc.
	2.50%, due 9/1/21	2,729,000	3,614,219
	Omnicare, Inc.
	3.50%, due 2/15/44	6,968,000	8,514,025
	Pacira Pharmaceuticals, Inc.
	3.25%, due 2/1/19	1,291,000	4,615,325
¤	Teva Pharmaceutical Finance Co. LLC
	0.25%, due 2/1/26	9,464,000	14,054,040
			30,797,609
	Real Estate Investment Trusts 2.7%
	Host Hotels & Resorts, L.P.
	2.50%, due 10/15/29 (a)	4,322,000	6,839,565
	SL Green Operating Partnership, L.P.
	3.00%, due 10/15/17 (a)	6,391,000	10,049,847
			16,889,412
	Semiconductors 10.7%
	InvenSense, Inc.
	1.75%, due 11/1/18	2,698,000	2,630,550
	Lam Research Corp.
	1.25%, due 5/15/18	4,539,000	5,988,643
¤	Microchip Technology, Inc.
	1.625%, due 2/15/25 (a)	12,426,000	12,961,871
	Micron Technology, Inc.
	3.00%, due 11/15/43	5,223,000	5,800,794
	NVIDIA Corp.
	1.00%, due 12/1/18	10,147,000	12,011,511
	NXP Semiconductors N.V.
	1.00%, due 12/1/19 (a)	5,798,000	6,935,858
	Rambus, Inc.
	1.125%, due 8/15/18	2,076,000	2,524,935
	Rovi Corp.
	0.50%, due 3/1/20 (a)	6,294,000	6,030,439
¤	Xilinx, Inc.
	2.625%, due 6/15/17	8,771,000	13,024,935
			67,909,536
	Software 11.3%
	Bottomline Technologies, Inc.
	1.50%, due 12/1/17	5,946,000	6,596,344
	Citrix Systems, Inc.
	0.50%, due 4/15/19 (a)	2,999,000	3,160,196
	Cornerstone OnDemand, Inc.
	1.50%, due 7/1/18	6,457,000	6,299,611
¤	Medidata Solutions, Inc.
	1.00%, due 8/1/18	11,423,000	12,936,547
	Nuance Communications, Inc.
	2.75%, due 11/1/31	5,927,000	5,912,182
	Proofpoint, Inc.
	1.25%, due 12/15/18	4,637,000	7,410,506
	Red Hat, Inc.
	0.25%, due 10/1/19 (a)	8,536,000	10,611,315
	Salesforce.com, Inc.
	0.25%, due 4/1/18	5,485,000	6,582,000
	Verint Systems, Inc.
	1.50%, due 6/1/21	10,140,000	11,851,125
			71,359,826
	Transportation 1.5%
	Hornbeck Offshore Services, Inc.
	1.50%, due 9/1/19	1,608,000	1,296,450
	XPO Logistics, Inc.
	4.50%, due 10/1/17	2,887,000	8,081,796
			9,378,246
	Total Convertible Bonds
	(Cost $424,733,968)		494,230,889

		Shares
	Convertible Preferred Stocks 11.1%
	Aerospace & Defense 1.5%
	United Technologies Corp.
	7.50%	151,576	9,327,987

	Food 1.1%
	Post Holdings, Inc.
	3.75% (a)	27,639	2,969,921
	Tyson Foods, Inc.
	4.75%	87,752	4,254,217
			7,224,138
	Hand & Machine Tools 2.4%
¤	Stanley Black & Decker, Inc.
	4.75%	67,155	9,015,559
	6.25%	50,521	5,923,587
			14,939,146
	Insurance 0.3%
	Maiden Holdings, Ltd.
	7.25%	40,993	2,145,574

	Iron & Steel 0.8%
	ArcelorMittal
	6.00%	324,819	4,878,781

	Mining 0.4%
	Alcoa, Inc.
	5.38%	59,015	2,587,218

	Oil & Gas 0.8%
	Sanchez Energy Corp.
	Series A
	4.875%	23,784	839,580
	Southwestern Energy Co.
	6.25%	87,179	4,392,950
			5,232,530
	Pharmaceuticals 1.0%
	Actavis PLC
	5.50%	6,285	6,360,420

	Real Estate Investment Trusts 2.2%
	American Tower Corp.
	Series A
	5.25%	58,531	6,052,105
	Crown Castle International Corp.
	Series A
	4.50%	57,523	6,030,136
	Health Care REIT, Inc.
	Series I
	6.50%	26,800	1,799,888
			13,882,129
	Telecommunications 0.6%
	T-Mobile U.S., Inc.
	5.50%	60,081	3,524,351

	Total Convertible Preferred Stocks
	(Cost $71,490,688)		70,102,274

	Total Convertible Securities
	(Cost $496,224,656)		564,333,163

	Common Stocks 1.7%
	Automobile 0.4%
	General Motors Co.	72,307	2,711,513

	Banks 0.5%
	Bank of America Corp.	194,024	2,986,029

	Energy Equipment & Services 0.5%
	Halliburton Co.	73,392	3,220,441

	Oil & Gas Services 0.3%
	Cameron International Corp. (d)	33,365	1,505,429

	Total Common Stocks
	(Cost $11,134,131)		10,423,412

		Number of Warrants
	Warrants 0.0%‡
	Auto Manufacturers 0.0%‡
	General Motors Co.
	Strike Price $10.00
	Expires 7/10/16 (d)	634	17,594
	Strike Price $18.33
	Expires 7/10/19 (d)	634	12,458
	Total Warrants
	(Cost $569)		30,052

		Principal Amount
	Short-Term Investment 9.0%
	Repurchase Agreement 9.0%
	State Street Bank and Trust Co.
	0.00%, dated 3/31/15
	due 4/1/15
	Proceeds at Maturity $57,094,089 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $59,705,000 and a Market Value of $58,236,854)	$57,094,089	57,094,089
	Total Short-Term Investment
	(Cost $57,094,089)		57,094,089
	Total Investments
	(Cost $564,453,445) (e)	99.8%	631,880,716
	Other Assets, Less Liabilities	0.2	1,479,592
	Net Assets	100.0%	$633,360,308

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon - Rate shown was the rate in effect as of March 31, 2015.
(c)	Synthetic Convertible Bond - Security structured by an investment bank that provides exposure to a specific company's stock, represents 2.6% of the Portfolio's net assets.
(d)	Non-income producing security.
(e)	As of March 31, 2015, cost was $573,248,863 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$81,109,879
Gross unrealized depreciation	(22,478,026)
Net unrealized appreciation	$58,631,853

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$—	$494,230,889	$—	$494,230,889
Convertible Preferred Stocks (b)	66,292,773	3,809,501	—	70,102,274
Total Convertible Securities	66,292,773	498,040,390	—	564,333,163
Common Stocks	10,423,412	—	—	10,423,412
Warrants	30,052	—	—	30,052
Short-Term Investment
Repurchase Agreement	—	57,094,089	—	57,094,089
Total Investments in Securities	$76,746,237	$555,134,479	$—	$631,880,716

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 2 securities valued at $2,969,921 and $839,580 are held in Food and Oil & Gas, respectively, within the Convertible Preferred Stocks section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Cornerstone Growth Portfolio

Portfolio of Investments March 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 99.3% †
	Aerospace & Defense 5.4%
	Precision Castparts Corp.	62,322	$13,087,620
	Textron, Inc.	278,612	12,350,870
			25,438,490
	Banks 2.4%
	First Republic Bank	195,012	11,133,235

	Beverages 1.3%
	Diageo PLC, Sponsored ADR	53,912	5,961,050

	Biotechnology 4.2%
	Alexion Pharmaceuticals, Inc. (a)	52,480	9,094,784
	Gilead Sciences, Inc. (a)	110,091	10,803,230
			19,898,014
	Capital Markets 5.2%
	Affiliated Managers Group, Inc. (a)	46,984	10,091,224
	Ameriprise Financial, Inc.	68,650	8,982,166
	Charles Schwab Corp. (The)	167,314	5,093,038
			24,166,428
	Chemicals 1.9%
	Ecolab, Inc.	78,112	8,934,451

	Health Care Providers & Services 5.2%
¤	Catamaran Corp. (a)	308,518	18,369,162
	Envision Healthcare Holdings, Inc. (a)	153,482	5,886,034
			24,255,196
	Hotels, Restaurants & Leisure 4.5%
	Royal Caribbean Cruises, Ltd.	134,409	11,001,377
	Starbucks Corp.	107,519	10,182,049
			21,183,426
	Household Durables 2.5%
	PulteGroup, Inc.	528,234	11,742,642

	Internet & Catalog Retail 3.4%
¤	Amazon.com, Inc. (a)	42,594	15,849,227

	Internet Software & Services 18.1%
	Alibaba Group Holding, Ltd., Sponsored ADR (a)	88,369	7,355,836
	CoStar Group, Inc. (a)	60,075	11,884,637
¤	Facebook, Inc. Class A (a)	216,444	17,794,943
	Google, Inc. Class A (a)	23,346	12,950,026
	MercadoLibre, Inc.	64,143	7,858,800
	Pandora Media, Inc. (a)	146,322	2,371,880
¤	Rackspace Hosting, Inc. (a)	284,339	14,669,049
	Yelp, Inc. (a)	206,093	9,758,504
			84,643,675
	IT Services 2.5%
	Visa, Inc. Class A	177,996	11,642,718

	Media 9.6%
	CBS Corp. Class B	112,287	6,807,961
	Comcast Corp. Class A	221,591	12,513,244
	Time Warner Cable, Inc.	47,456	7,112,705
¤	Walt Disney Co. (The)	175,065	18,362,568
			44,796,478
	Multiline Retail 3.7%
¤	Dollar General Corp. (a)	231,150	17,424,087

	Oil, Gas & Consumable Fuels 4.2%
	Anadarko Petroleum Corp.	120,290	9,961,215
	EOG Resources, Inc.	106,363	9,752,423
			19,713,638
	Personal Products 3.2%
¤	Estee Lauder Cos., Inc. (The) Class A	180,821	15,037,074

	Pharmaceuticals 3.2%
¤	Perrigo Co. PLC	92,154	15,256,095

	Semiconductors & Semiconductor Equipment 2.2%
	Micron Technology, Inc. (a)	373,315	10,128,036

	Software 5.4%
	FireEye, Inc. (a)	131,334	5,154,859
¤	Salesforce.com, Inc. (a)	300,764	20,094,043
			25,248,902
	Specialty Retail 3.6%
¤	Home Depot, Inc. (The)	150,068	17,049,226

	Technology Hardware, Storage & Peripherals 2.9%
	Apple, Inc.	9,393	1,168,771
	Stratasys, Ltd. (a)	237,998	12,561,535
			13,730,306
	Textiles, Apparel & Luxury Goods 1.9%
	NIKE, Inc. Class B	88,061	8,835,160

	Trading Companies & Distributors 2.8%
	Fastenal Co.	199,898	8,282,773
	HD Supply Holdings, Inc. (a)	156,605	4,879,029
			13,161,802
	Total Common Stocks (Cost $419,684,908)		465,229,356

	Principal Amount
Short-Term Investment 0.6%
Repurchase Agreement 0.6%
State Street Bank and Trust Co. 0.00%, dated 3/31/15 due 4/1/15 Proceeds at Maturity $2,572,941 (Collateralized by a Federal National Mortgage Association security with a rate of 2.12% and a maturity date of 11/7/22, with a Principal Amount of $2,650,000 and a Market Value of $2,627,767)	$2,572,941	2,572,941
Total Short-Term Investment (Cost $2,572,941)		2,572,941
Total Investments (Cost $422,257,849) (b)	99.9%	467,802,297
Other Assets, Less Liabilities	0.1	648,296
Net Assets	100.0%	$468,450,593

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of March 31, 2015, cost was $424,279,869 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$57,315,060
Gross unrealized depreciation	(13,792,632)
Net unrealized appreciation	$43,522,428

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$465,229,356	$—	$—	$465,229,356
Short-Term Investment
Repurchase Agreement	—	2,572,941	—	2,572,941
Total Investments in Securities	$465,229,356	$2,572,941	$—	$467,802,297

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Eagle Small Cap Growth Portfolio

Portfolio of Investments March 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 99.5% †
	Aerospace & Defense 2.0%
¤	Hexcel Corp.	161,444	$8,301,450

	Airlines 2.6%
¤	JetBlue Airways Corp. (a)	553,932	10,663,191

	Banks 0.8%
	UMB Financial Corp.	62,827	3,322,920

	Biotechnology 8.4%
	Acorda Therapeutics, Inc. (a)	109,836	3,655,342
	Akebia Therapeutics, Inc. (a)	85,033	944,716
	Alder Biopharmaceuticals, Inc. (a)	68,227	1,969,031
	Anacor Pharmaceuticals, Inc. (a)	64,522	3,732,598
	Celladon Corp. (a)	66,652	1,262,389
	Chimerix, Inc. (a)	59,530	2,243,686
	Enanta Pharmaceuticals, Inc. (a)	36,153	1,107,005
	Isis Pharmaceuticals, Inc. (a)	49,245	3,135,429
	Neurocrine Biosciences, Inc. (a)	53,710	2,132,824
	Ophthotech Corp. (a)	84,079	3,912,196
	Portola Pharmaceuticals, Inc. (a)	66,905	2,539,714
	Puma Biotechnology, Inc. (a)	7,010	1,655,131
	Receptos, Inc. (a)	22,487	3,707,881
	Seattle Genetics, Inc. (a)	49,620	1,754,067
	Synageva BioPharma Corp. (a)	7,405	722,210
			34,474,219
	Building Products 2.0%
	PGT, Inc. (a)	154,612	1,727,789
	Trex Co., Inc. (a)	119,418	6,511,864
			8,239,653
	Capital Markets 2.1%
	Fortress Investment Group LLC Class A	308,073	2,486,149
	Stifel Financial Corp. (a)	106,915	5,960,511
			8,446,660
	Chemicals 2.9%
	Huntsman Corp.	139,798	3,099,322
¤	Quaker Chemical Corp.	100,994	8,649,126
			11,748,448
	Commercial Services & Supplies 1.5%
	Waste Connections, Inc.	124,318	5,984,668

	Communications Equipment 1.4%
	Finisar Corp. (a)	90,818	1,938,056
	Palo Alto Networks, Inc. (a)	24,863	3,631,987
			5,570,043
	Construction & Engineering 1.1%
	EMCOR Group, Inc.	45,804	2,128,512
	Northwest Pipe Co. (a)	107,189	2,459,987
			4,588,499
	Construction Materials 1.0%
	Martin Marietta Materials, Inc.	29,030	4,058,394

	Consumer Finance 0.3%
	Pra Group, Inc. (a)	26,268	1,426,878

	Diversified Consumer Services 1.3%
	Bright Horizons Family Solutions, Inc. (a)	46,019	2,359,394
	Grand Canyon Education, Inc. (a)	43,161	1,868,872
	Sotheby's	28,028	1,184,463
			5,412,729
	Electrical Equipment 0.7%
	Thermon Group Holdings, Inc. (a)	123,180	2,964,943

	Electronic Equipment, Instruments & Components 3.5%
	Cognex Corp. (a)	70,481	3,495,153
	Coherent, Inc. (a)	59,554	3,868,628
¤	IPG Photonics Corp. (a)	74,903	6,943,508
			14,307,289
	Energy Equipment & Services 0.4%
	GeoSpace Technologies Corp. (a)	88,296	1,457,767

	Food & Staples Retailing 2.3%
	Casey's General Stores, Inc.	23,148	2,085,635
	Natural Grocers by Vitamin Cottage, Inc. (a)	148,476	4,099,422
	United Natural Foods, Inc. (a)	43,975	3,387,834
			9,572,891
	Food Products 1.5%
	WhiteWave Foods Co. (The) Class A (a)	134,340	5,956,636

	Health Care Equipment & Supplies 8.3%
	Cooper Cos., Inc. (The)	20,784	3,895,337
	Cyberonics, Inc. (a)	677	43,951
	DexCom, Inc. (a)	49,509	3,086,391
	Endologix, Inc. (a)	154,137	2,631,119
	Natus Medical, Inc. (a)	147,024	5,803,037
	Sirona Dental Systems, Inc. (a)	45,445	4,089,596
	Spectranetics Corp. (a)	131,618	4,575,042
	STERIS Corp.	41,326	2,903,978
	Thoratec Corp. (a)	112,897	4,729,255
	Zeltiq Aesthetics, Inc. (a)	67,994	2,096,255
			33,853,961
	Health Care Providers & Services 6.1%
	Acadia Healthcare Co., Inc. (a)	43,447	3,110,805
	Air Methods Corp. (a)	71,705	3,340,736
¤	Centene Corp. (a)	164,318	11,615,639
	ExamWorks Group, Inc. (a)	54,725	2,277,655
	Team Health Holdings, Inc. (a)	77,010	4,505,855
			24,850,690
	Health Care Technology 1.1%
	MedAssets, Inc. (a)	101,006	1,900,933
	Medidata Solutions, Inc. (a)	51,897	2,545,029
			4,445,962
	Hotels, Restaurants & Leisure 3.0%
	Belmond Ltd. Class A (a)	492,980	6,053,794
	Buffalo Wild Wings, Inc. (a)	16,244	2,944,062
	Chuy's Holdings, Inc. (a)	89,358	2,013,236
	Cracker Barrel Old Country Store, Inc.	9,448	1,437,419
			12,448,511
	Household Durables 3.0%
	Irobot Corp. (a)	48,197	1,572,668
	KB Home	136,332	2,129,506
¤	Universal Electronics, Inc. (a)	151,582	8,555,288
			12,257,462
	Insurance 0.6%
	Enstar Group, Ltd. (a)	16,294	2,311,467

	Internet Software & Services 5.1%
	Cornerstone OnDemand, Inc. (a)	112,487	3,249,749
	Demandware, Inc. (a)	80,050	4,875,045
	HomeAway, Inc. (a)	118,637	3,579,278
	WebMD Health Corp. (a)	60,717	2,661,530
	Yelp, Inc. (a)	56,686	2,684,082
	Zillow Group, Inc. Class A (a)	38,456	3,857,137
			20,906,821
	IT Services 0.1%
	Global Cash Access Holdings, Inc. (a)	34,242	260,924

	Leisure Products 0.7%
	Brunswick Corp.	52,873	2,720,316

	Life Sciences Tools & Services 0.8%
	PAREXEL International Corp. (a)	48,987	3,379,613

	Machinery 3.6%
	Chart Industries, Inc. (a)	41,446	1,453,718
	Colfax Corp. (a)	70,469	3,363,485
	Proto Labs, Inc. (a)	29,413	2,058,910
	WABCO Holdings, Inc. (a)	31,611	3,884,360
	Woodward, Inc.	73,695	3,759,182
			14,519,655
	Metals & Mining 0.5%
	RTI International Metals, Inc. (a)	57,653	2,070,319

	Oil, Gas & Consumable Fuels 3.1%
	Gulfport Energy Corp. (a)	99,742	4,579,155
	Rice Energy, Inc. (a)	205,800	4,478,208
	RSP Permian, Inc. (a)	149,477	3,765,326
			12,822,689
	Pharmaceuticals 1.2%
	Pacira Pharmaceuticals, Inc. (a)	23,990	2,131,511
	Prestige Brands Holdings, Inc. (a)	49,591	2,126,958
	Theravance Biopharma, Inc. (a)	42,785	742,320
			5,000,789
	Professional Services 1.0%
	Advisory Board Co. (The) (a)	33,906	1,806,512
	Paylocity Holding Corp. (a)	82,281	2,356,528
			4,163,040
	Real Estate Investment Trusts 1.9%
	Geo Group, Inc. (The)	135,794	5,939,630
	Two Harbors Investment Corp.	186,699	1,982,743
			7,922,373
	Road & Rail 1.4%
	Landstar System, Inc.	59,018	3,912,894
	Quality Distribution, Inc. (a)	168,486	1,740,460
			5,653,354
	Semiconductors & Semiconductor Equipment 4.5%
¤	Cavium, Inc. (a)	126,663	8,970,274
	Kulicke & Soffa Industries, Inc. (a)	109,340	1,708,984
	Qorvo, Inc. (a)	45,669	3,639,819
	Veeco Instruments, Inc. (a)	135,451	4,138,028
			18,457,105
	Software 9.6%
	Aspen Technology, Inc. (a)	67,969	2,616,127
	Fortinet, Inc. (a)	150,226	5,250,399
	Guidewire Software, Inc. (a)	75,151	3,953,694
	Imperva, Inc. (a)	125,529	5,360,088
	Manhattan Associates, Inc. (a)	47,262	2,391,930
	PTC, Inc. (a)	96,498	3,490,333
¤	Qualys, Inc. (a)	142,232	6,610,943
	Tableau Software, Inc. Class A (a)	35,822	3,314,251
	Ultimate Software Group, Inc. (a)	27,998	4,758,400
	Varonis Systems, Inc. (a)	60,663	1,556,613
			39,302,778
	Specialty Retail 4.9%
¤	Genesco, Inc. (a)	173,200	12,337,036
¤	Vitamin Shoppe, Inc. (a)	188,926	7,781,862
			20,118,898
	Technology Hardware, Storage & Peripherals 0.5%
	Stratasys, Ltd. (a)	35,256	1,860,812

	Textiles, Apparel & Luxury Goods 1.8%
	Steven Madden, Ltd. (a)	110,791	4,210,058
	Tumi Holdings, Inc. (a)	50,947	1,246,164
	Vince Holding Corp. (a)	103,462	1,919,220
			7,375,442
	Thrifts & Mortgage Finance 0.9%
	MGIC Investment Corp. (a)	378,805	3,647,892

	Total Common Stocks (Cost $336,650,154)		406,848,151

	Principal Amount
Short-Term Investment 1.3%
Repurchase Agreement 1.3%
State Street Bank and Trust Co. 0.00%, dated 3/31/15 due 4/1/15 Proceeds at Maturity $5,168,217 (Collateralized by a United States Treasury Note with a rate of 2.75% and a maturity date of 2/15/19, with a Principal Amount of $4,965,000 and a Market Value of $5,275,313)	$5,168,217	5,168,217
Total Short-Term Investment (Cost $5,168,217)		5,168,217
Total Investments (Cost $341,818,371) (b)	100.8%	412,016,368
Other Assets, Less Liabilities	(0.8)	(3,089,854)
Net Assets	100.0%	$408,926,514

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of March 31, 2015, cost was $342,272,406 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$86,155,451
Gross unrealized depreciation	(16,411,489)
Net unrealized appreciation	$69,743,962

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$406,848,151	$—	$—	$406,848,151
Short-Term Investment
Repurchase Agreement	—	5,168,217	—	5,168,217
Total Investments in Securities	$406,848,151	$5,168,217	$—	$412,016,368

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Emerging Markets Equity Portfolio

Portfolio of Investments March 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 86.1% †
	Brazil 3.3%
	Ambev S.A. (Beverages)	160,400	$927,256
	Banco Bradesco S.A. (Banks)	45,720	431,622
	Banco do Brasil S.A. (Banks)	76,488	549,056
	BB Seguridade Participacoes S.A. (Insurance)	27,700	284,677
	BR Malls Participacoes S.A. (Real Estate Management & Development)	20,000	106,155
	BRF S.A. (Food Products)	1,300	25,784
	CCR S.A. (Transportation Infrastructure)	80,000	408,579
	CVC Brasil Operadora e Agencia de Viagens S.A. (Hotels, Restaurants & Leisure)	22,500	99,756
	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (Household Durables)	42,000	174,367
	Estacio Participacoes S.A. (Diversified Consumer Services)	110,000	639,000
	Even Construtora e Incorporadora S.A. (Household Durables)	30,000	41,547
	EZ Tec Empreendimentos e Participacoes S.A. (Household Durables)	18,600	117,607
	Hypermarcas S.A. (Personal Products) (a)	87,200	538,246
	JBS S.A. (Food Products)	132,200	588,191
	Light S.A. (Electric Utilities)	92,100	415,547
	MRV Engenharia e Participacoes S.A. (Household Durables)	46,400	116,743
	Multiplus S.A. (Media)	15,000	153,781
	Petroleo Brasileiro S.A. (Oil, Gas & Consumable Fuels)	159,200	477,867
	Petroleo Brasileiro S.A., ADR (Oil, Gas & Consumable Fuels)	68,739	413,121
	Petroleo Brasileiro S.A., Sponsored ADR (Oil, Gas & Consumable Fuels)	110,000	669,900
	Porto Seguro S.A. (Insurance)	26,800	300,199
	Sao Martinho S.A. (Food Products)	33,500	406,213
	SER Educacional S.A. (Diversified Consumer Services)	113,900	448,955
	Smiles S.A. (Media)	60,000	949,382
	Sul America S.A. (Insurance)	61,300	272,931
	Transmissora Alianca de Energia Eletrica S.A. (Electric Utilities)	31,600	207,330
	Ultrapar Participacoes S.A. (Oil, Gas & Consumable Fuels)	87,000	1,767,232
	Vale S.A. (Metals & Mining)	30,000	168,633
	Via Varejo S.A. (Specialty Retail) (a)	59,600	306,072
	WEG S.A. (Machinery)	165,000	1,644,029
			13,649,778
	Chile 0.6%
	Aguas Andinas S.A. Class A (Water Utilities)	1,162,844	685,231
	Banco de Credito e Inversiones (Banks)	6,028	268,340
	Cencosud S.A. (Food & Staples Retailing)	125,918	298,413
	Corpbanca S.A. (Banks)	23,456,230	248,647
	Empresa Nacional de Electricidad S.A. (Independent Power & Renewable Electricity Producers)	264,756	395,230
	Empresas CMPC S.A. (Paper & Forest Products)	115,674	317,571
	Empresas Copec S.A. (Oil, Gas & Consumable Fuels)	26,239	303,902
	Inversiones La Construccion S.A. (Diversified Financial Services)	1,797	21,060
	SONDA S.A. (IT Services)	15,745	37,188
			2,575,582
	China 23.9%
	Agricultural Bank of China, Ltd. Class H (Banks)	2,399,000	1,185,165
	Air China, Ltd. (Airlines)	894,000	912,145
	Alibaba Group Holding, Ltd., Sponsored ADR (Internet Software & Services) (a)	11,000	915,640
	Anhui Conch Cement Co., Ltd. Class H (Construction Materials)	100,000	378,580
	ANTA Sports Products, Ltd. (Textiles, Apparel & Luxury Goods)	823,000	1,503,187
	Bank of China, Ltd. Class H (Banks)	4,543,000	2,619,390
	Bank of Communications Co., Ltd. Class H (Banks)	30,000	25,733
	Beijing Capital International Airport Co., Ltd. Class H (Transportation Infrastructure)	628,000	615,635
	Beijing Enterprises Holdings, Ltd. (Industrial Conglomerates)	28,000	221,034
	Biostime International Holdings, Ltd. (Food Products)	98,500	412,288
	Boer Power Holdings, Ltd. (Electrical Equipment)	62,000	92,768
	Brilliance China Automotive Holdings, Ltd. (Automobiles)	1,214,000	2,330,083
	BYD Electronic International Co., Ltd. (Communications Equipment)	549,500	694,614
	China CITIC Bank Corp., Ltd. Class H (Banks)	1,105,000	830,961
	China Communications Construction Co., Ltd. Class H (Construction & Engineering)	487,000	684,708
¤	China Construction Bank Corp. Class H (Banks)	9,317,000	7,727,462
	China Everbright Bank Co., Ltd. Class H (Banks)	209,000	115,383
	China Everbright, Ltd. (Capital Markets)	558,000	1,457,502
	China High Speed Transmission Equipment Group Co., Ltd. (Electrical Equipment) (a)	444,000	308,689
	China Hongqiao Group, Ltd. (Metals & Mining)	329,500	197,632
	China Life Insurance Co., Ltd. Class H (Insurance)	994,000	4,346,462
	China Lilang, Ltd. (Textiles, Apparel & Luxury Goods)	114,000	88,081
	China Lumena New Materials Corp. (Chemicals) (a)(b)(c)	260,000	15,720
	China Medical System Holdings, Ltd. (Pharmaceuticals)	315,000	485,137
	China Merchants Bank Co., Ltd. Class H (Banks)	245,000	597,912
	China Metal Recycling Holdings, Ltd. (Metals & Mining) (a)(b)(c)	75,000	17,105
¤	China Mobile, Ltd. (Wireless Telecommunication Services)	518,500	6,754,916
	China National Materials Co., Ltd. Class H (Construction Materials)	271,000	76,553
	China Overseas Land & Investment, Ltd. (Real Estate Management & Development)	870,000	2,794,270
	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	668,000	531,632
	China Railway Construction Corp., Ltd. Class H (Construction & Engineering)	1,079,500	1,609,646
	China Resources Enterprise, Ltd. (Food & Staples Retailing)	184,000	360,754
	China Resources Power Holdings Co., Ltd. (Independent Power & Renewable Electricity Producers)	150,000	376,129
	China Shenhua Energy Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	333,500	850,887
	China Shineway Pharmaceutical Group, Ltd. (Pharmaceuticals)	70,000	106,002
	China State Construction International Holdings, Ltd. (Construction & Engineering)	1,750,000	2,437,876
	China Telecom Corp., Ltd. Class H (Diversified Telecommunication Services)	2,726,000	1,747,560
	China Travel International Investment Hong Kong, Ltd. (Hotels, Restaurants & Leisure)	1,838,000	597,442
	China Unicom Hong Kong, Ltd., ADR (Diversified Telecommunication Services)	35,401	540,219
	China Zhongwang Holdings, Ltd. (Metals & Mining)	618,400	275,991
	Chinasoft International, Ltd. (IT Services) (a)	396,000	161,921
	Chongqing Rural Commercial Bank Co., Ltd. Class H (Banks)	645,000	416,819
	CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	1,746,000	2,463,834
	Dongfeng Motor Group Co., Ltd. Class H (Automobiles)	662,000	1,060,546
	Dongyue Group, Ltd. (Chemicals)	256,000	92,459
	Great Wall Motor Co., Ltd. Class H (Automobiles)	500	3,534
	Guangdong Investment, Ltd. (Water Utilities)	1,098,000	1,444,616
	Harbin Electric Co., Ltd. Class H (Electrical Equipment)	84,000	52,225
	Huaneng Power International, Inc. Class H (Independent Power & Renewable Electricity Producers)	304,000	359,186
	iKANG Healthcare Group, Inc., ADR (Health Care Providers & Services) (a)	105,000	1,703,100
¤	Industrial & Commercial Bank of China, Ltd. Class H (Banks)	9,777,000	7,200,979
	Jiangnan Group, Ltd. (Electrical Equipment)	1,216,000	261,939
	Jintian Pharmaceutical Group, Ltd. (Health Care Providers & Services)	191,000	73,417
	Ju Teng International Holdings, Ltd. (Electronic Equipment, Instruments & Components)	166,000	96,782
	Kingboard Laminates Holdings, Ltd. (Electronic Equipment, Instruments & Components)	203,500	82,422
	Lenovo Group, Ltd. (Technology Hardware, Storage & Peripherals)	1,688,000	2,460,372
	Lonking Holdings, Ltd. (Machinery)	271,000	55,230
	Metallurgical Corp. of China, Ltd. Class H (Construction & Engineering)	1,392,000	511,722
	PetroChina Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	2,734,000	3,022,241
	Phoenix Healthcare Group Co., Ltd. (Health Care Providers & Services)	66,500	117,515
	PICC Property & Casualty Co., Ltd. Class H (Insurance)	418,000	824,931
	Ping An Insurance Group Co. of China, Ltd. Class H (Insurance)	348,000	4,194,772
	Sany Heavy Equipment International Holdings Co., Ltd. (Machinery) (a)	197,000	45,231
	Shandong Chenming Paper Holdings, Ltd. Class H (Paper & Forest Products)	138,500	76,998
	Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. Class H (Pharmaceuticals)	48,000	91,262
	Shanghai Industrial Holdings, Ltd. (Industrial Conglomerates)	139,000	427,615
	Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H (Hotels, Restaurants & Leisure)	194,000	62,559
	Shenzhou International Group Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	150,000	679,123
	Sihuan Pharmaceutical Holdings Group, Ltd. (Pharmaceuticals) (b)	1,330,000	759,985
	Sinofert Holdings, Ltd. (Chemicals) (a)	666,000	134,014
	Sinosoft Technology Group, Ltd. (Software)	282,000	170,961
	Sinotrans, Ltd. Class H (Air Freight & Logistics)	1,297,000	741,129
	Sinotruk Hong Kong, Ltd. (Machinery)	87,000	52,070
	Skyworth Digital Holdings, Ltd. (Household Durables)	792,000	623,168
	TCL Communication Technology Holdings, Ltd. (Technology Hardware, Storage & Peripherals)	613,000	619,116
¤	Tencent Holdings, Ltd. (Internet Software & Services)	710,600	13,501,368
	Vipshop Holdings, Ltd., ADR (Internet & Catalog Retail) (a)	73,000	2,149,120
	Weichai Power Co., Ltd. Class H (Machinery)	196,000	755,922
	Weiqiao Textile Co. Class H (Textiles, Apparel & Luxury Goods)	23,000	13,528
	Wumart Stores, Inc. Class H (Food & Staples Retailing)	95,000	69,112
	Xiamen International Port Co., Ltd. Class H (Transportation Infrastructure)	1,298,000	364,990
	Xinyi Solar Holdings, Ltd. (Semiconductors & Semiconductor Equipment)	3,000,000	936,454
	Yuexiu Transport Infrastructure, Ltd. (Transportation Infrastructure)	96,000	61,419
	Zhejiang Expressway Co., Ltd. Class H (Transportation Infrastructure)	884,000	1,179,024
	Zhuzhou CSR Times Electric Co., Ltd. Class H (Electrical Equipment)	27,000	176,224
	Zijin Mining Group Co., Ltd. Class H (Metals & Mining)	4,214,000	1,337,148
			99,526,995
	Colombia 0.0%‡
	Ecopetrol S.A. (Oil, Gas & Consumable Fuels)	238,144	180,898

	Czech Republic 0.3%
	CEZ A.S. (Electric Utilities)	58,118	1,422,577

	Egypt 0.6%
	Commercial International Bank Egypt S.A.E. (Banks)	327,706	2,390,737
	Telecom Egypt Co. (Diversified Telecommunication Services)	148,929	217,243
			2,607,980
	Greece 0.0%‡
	National Bank of Greece S.A. (Banks) (a)	150,000	177,416

	Hong Kong 1.3%
	Belle International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	23,000	26,789
	China Gas Holdings, Ltd. (Gas Utilities)	1,100,000	1,807,640
	GCL-Poly Energy Holdings, Ltd. (Semiconductors & Semiconductor Equipment) (a)	5,281,000	1,410,056
	Huabao International Holdings, Ltd. (Chemicals)	599,000	448,131
	PCCW, Ltd. (Diversified Telecommunication Services)	2,600,000	1,586,296
	Wasion Group Holdings, Ltd. (Electronic Equipment, Instruments & Components)	56,000	67,683
			5,346,595
	Hungary 0.1%
	Richter Gedeon Nyrt (Pharmaceuticals)	31,330	431,612

	India 1.3%
	Dr. Reddy's Laboratories, Ltd., ADR (Pharmaceuticals)	18,000	1,027,800
	ICICI Bank, Ltd., Sponsored ADR (Banks)	80,000	828,800
	Infosys, Ltd., Sponsored ADR (IT Services)	28,000	982,240
	Reliance Industries, Ltd., Sponsored GDR (Oil, Gas & Consumable Fuels) (d)	32,000	846,400
	State Bank of India, GDR (Banks)	20,000	846,000
	Tata Motors, Ltd., Sponsored ADR (Automobiles)	18,000	811,080
			5,342,320
	Indonesia 2.9%
	Adaro Energy Tbk PT (Oil, Gas & Consumable Fuels)	694,700	50,475
	Astra Agro Lestari Tbk PT (Food Products)	124,300	231,013
	Bank Negara Indonesia Persero Tbk PT (Banks)	2,673,300	1,477,215
	Bank Rakyat Indonesia Persero Tbk PT (Banks)	2,975,500	3,021,014
	Indofood Sukses Makmur Tbk PT (Food Products)	1,747,300	995,594
	Matahari Department Store Tbk PT (Multiline Retail)	800,000	1,205,354
	Pakuwon Jati Tbk PT (Real Estate Management & Development)	22,000,000	866,539
	Telekomunikasi Indonesia Persero Tbk PT (Diversified Telecommunication Services)	8,550,800	1,890,005
	Tower Bersama Infrastructure Tbk PT (Wireless Telecommunication Services)	2,250,000	1,630,497
	United Tractors Tbk PT (Machinery)	390,000	650,249
			12,017,955
	Jordan 0.5%
	Hikma Pharmaceuticals PLC (Pharmaceuticals)	65,000	2,053,767

	Malaysia 2.2%
	AirAsia BHD (Airlines)	560,700	360,326
	Astro Malaysia Holdings BHD (Media)	2,150,000	1,857,702
	Berjaya Auto BHD (Specialty Retail)	218,200	222,707
	Boustead Holdings BHD (Industrial Conglomerates)	13,800	17,141
	Coastal Contracts BHD (Machinery)	193,400	151,441
	Dialog Group BHD (Construction & Engineering)	1,950,000	831,916
	Faber Group BHD (Health Care Providers & Services)	71,000	63,264
	Hong Leong Financial Group BHD (Banks)	30,500	139,673
	IOI Properties Group BHD (Real Estate Management & Development)	119,700	70,459
	Malayan Banking BHD (Banks)	352,582	888,238
	Malaysia Building Society BHD (Thrifts & Mortgage Finance)	393,500	232,689
	Media Prima BHD (Media)	76,000	34,886
	MISC BHD (Marine)	140,200	321,398
	My EG Services BHD (IT Services)	2,600,000	1,958,688
	Press Metal BHD (Metals & Mining)	240,200	214,679
	Public Bank BHD (Banks)	232,000	1,182,708
	SapuraKencana Petroleum BHD (Energy Equipment & Services)	650,000	414,203
	TA Enterprise BHD (Hotels, Restaurants & Leisure)	113,500	22,985
	Top Glove Corp. BHD (Health Care Equipment & Supplies)	97,300	143,710
	UMW Holdings BHD (Automobiles)	11,400	33,367
	YTL Power International BHD (Multi-Utilities)	98,900	40,057
			9,202,237
	Mexico 3.7%
	America Movil S.A.B. de C.V. Series L (Wireless Telecommunication Services)	2,568,446	2,628,475
	Arca Continental S.A.B. de C.V. (Beverages) (a)	43,900	269,959
	Controladora Vuela Cia de Aviacion S.A.B. de C.V. (Airlines) (a)	135,000	151,785
	Corporacion GEO S.A.B. de C.V. Series B (Household Durables) (a)(b)(c)	88,600	664
	Credito Real S.A.B. de C.V. SOFOM ER (Consumer Finance)	114,200	269,300
	Empresas ICA S.A.B. de C.V. (Construction & Engineering) (a)	502,500	409,485
	Fibra Uno Administracion S.A. de C.V. (Real Estate Investment Trusts)	425,100	1,125,908
	Fomento Economico Mexicano S.A.B. de C.V. (Beverages) (a)	100	935
	Gentera S.A.B. de C.V. (Consumer Finance) (a)	484,800	868,944
	Gruma S.A.B. de C.V. Class B (Food Products)	70,100	891,973
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B (Transportation Infrastructure)	36,500	239,840
	Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B (Transportation Infrastructure) (a)	33,110	445,265
	Grupo Financiero Banorte S.A.B. de C.V. Class O (Banks)	125,000	724,752
	Grupo Mexico S.A.B. de C.V. (Metals & Mining)	678,800	2,001,667
	Grupo Televisa S.A.B. (Media) (a)	227,000	1,498,451
	Industrias Bachoco S.A.B. de C.V., ADR (Food Products) (a)	1,519	75,722
	Industrias Penoles S.A.B. de C.V. (Metals & Mining)	20,010	347,477
	Mexichem S.A.B de C.V. (Chemicals)	304,800	794,896
	OHL Mexico S.A.B. de C.V. (Transportation Infrastructure) (a)	474,200	896,265
	Urbi Desarrollos Urbanos S.A.B. de C.V. (Household Durables) (a)(b)(c)	101,900	31
	Wal-Mart de Mexico S.A.B. de C.V. (Food & Staples Retailing)	738,500	1,840,259
			15,482,053
	Peru 0.8%
	Credicorp, Ltd. (Banks)	23,500	3,304,805

	Philippines 1.3%
	BDO Unibank, Inc. (Banks)	100,000	276,734
	Cebu Air, Inc. (Airlines)	80,560	153,190
	DMCI Holdings, Inc. (Industrial Conglomerates)	1,734,100	601,310
	Energy Development Corp. (Independent Power & Renewable Electricity Producers)	7,800,000	1,483,221
	GT Capital Holdings, Inc. (Diversified Financial Services)	34,000	1,017,718
	International Container Terminal Services, Inc. (Transportation Infrastructure)	350,000	845,638
	Universal Robina Corp. (Food Products)	200,000	1,011,186
			5,388,997
	Poland 1.4%
	Alior Bank S.A. (Banks) (a)	60,000	1,318,908
	Asseco Poland S.A. (Software)	12,770	198,820
	CCC S.A. (Textiles, Apparel & Luxury Goods)	13,000	627,444
	Enea S.A. (Electric Utilities)	41,145	179,368
	KGHM Polska Miedz S.A. (Metals & Mining)	6,757	213,970
	Polski Koncern Naftowy Orlen S.A. (Oil, Gas & Consumable Fuels)	57,041	891,854
	Polskie Gornictwo Naftowe i Gazownictwo S.A. (Oil, Gas & Consumable Fuels)	190,491	276,475
	Powszechny Zaklad Ubezpieczen S.A. (Insurance)	11,217	1,447,450
	Synthos S.A. (Chemicals)	56,756	65,900
	Tauron Polska Energia S.A. (Electric Utilities)	358,480	417,178
			5,637,367
	Republic of Korea 12.9%
	AK Holdings, Inc. (Chemicals)	3,446	305,014
	Amorepacific Corp. (Personal Products)	107	323,570
	Cosmax, Inc. (Personal Products)	17,000	2,091,577
	Coway Co., Ltd. (Household Durables)	11,500	948,443
	Dae Han Flour Mills Co., Ltd. (Food Products)	258	43,254
	Daewoo International Corp. (Trading Companies & Distributors)	37,000	885,439
	Daewoo Securities Co., Ltd. (Capital Markets)	21,761	254,004
	DGB Financial Group, Inc. (Banks)	2,353	25,663
	Dong-A Socio Holdings Co., Ltd. (Pharmaceuticals)	4,373	662,188
	Golfzon Co., Ltd. (Software) (b)(c)	10,969	295,618
	GS Holdings (Oil, Gas & Consumable Fuels)	16,119	623,286
	Hanil Cement Co., Ltd. (Construction Materials)	2,003	329,485
	Hansol Chemical Co., Ltd. (Chemicals)	1,487	70,634
	Hanssem Co., Ltd. (Household Durables)	4,000	665,195
	Hanwha Corp. (Chemicals)	41,513	1,360,131
	Hanwha Life Insurance Co., Ltd. (Insurance)	66,462	441,503
	Hotel Shilla Co., Ltd. (Specialty Retail)	11,500	1,014,782
	Hyosung Corp. (Chemicals)	17,535	1,370,305
	Hyundai Engineering & Construction Co., Ltd. (Construction & Engineering)	569	25,849
	Hyundai Marine & Fire Insurance Co., Ltd. (Insurance)	20,000	447,068
	Hyundai Mobis Co., Ltd. (Auto Components)	3,500	777,638
	Hyundai Motor Co. (Automobiles)	599	90,974
	Hyundai Steel Co. (Metals & Mining)	11,561	760,695
	Industrial Bank of Korea (Banks)	117,684	1,416,090
	KB Financial Group, Inc. (Banks)	21	744
	KEPCO Plant Service & Engineering Co., Ltd. (Commercial Services & Supplies)	17,000	1,495,516
	KH Vatec Co., Ltd. (Electronic Equipment, Instruments & Components)	22,700	653,716
	Kia Motors Corp. (Automobiles)	21,355	870,022
	Korea Aerospace Industries, Ltd. (Aerospace & Defense)	9,000	457,524
	Korea Electric Power Corp. (Electric Utilities)	43,546	1,805,504
	Korea Electric Terminal Co., Ltd. (Electrical Equipment)	2,905	180,932
	Korea Petrochemical Industry Co., Ltd. (Chemicals)	6,111	600,387
	Korea Zinc Co., Ltd. (Metals & Mining)	3,000	1,146,514
	Kwang Dong Pharmaceutical Co., Ltd. (Pharmaceuticals)	5,608	72,536
	LF Corp. (Textiles, Apparel & Luxury Goods)	8,544	244,125
	LG Corp. (Industrial Conglomerates)	469	25,913
	LG Display Co., Ltd. (Electronic Equipment, Instruments & Components)	18,535	522,913
	LG Household & Health Care, Ltd. (Household Products)	2,253	1,707,849
	LG Innotek Co., Ltd. (Electronic Equipment, Instruments & Components)	21	2,196
	LG International Corp. (Trading Companies & Distributors)	3,824	129,770
	Mirae Asset Securities Co., Ltd. (Capital Markets)	6,787	319,942
	NAVER Corp. (Internet Software & Services)	4,800	2,903,060
	NCSoft Corp. (Software)	157	25,684
	NH Investment & Securities Co., Ltd. (Capital Markets)	108,540	1,408,785
	OCI Materials Co., Ltd. (Chemicals)	7,709	656,632
	Partron Co., Ltd. (Electronic Equipment, Instruments & Components)	1,854	23,897
	POSCO (Metals & Mining)	109	24,021
	S&T Motiv Co., Ltd. (Auto Components)	4,868	240,888
¤	Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	9,978	12,959,843
	Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	5,500	1,326,108
	Seah Besteel Corp. (Metals & Mining)	6,871	206,542
	Silicon Works Co., Ltd. (Semiconductors & Semiconductor Equipment)	15,469	544,472
	SK Gas Co., Ltd. (Oil, Gas & Consumable Fuels)	6	487
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	55,062	2,260,646
	SK Innovation Co., Ltd. (Oil, Gas & Consumable Fuels) (a)	10,714	921,281
	SK Telecom Co., Ltd. (Wireless Telecommunication Services)	8,905	2,187,221
	SKC Co., Ltd. (Chemicals)	19,225	625,555
	SL Corp. (Auto Components)	17,774	299,584
	Soulbrain Co., Ltd. (Chemicals)	8,868	371,681
	Sundaytoz Corp. (Software) (a)	26,983	351,439
	Sungwoo Hitech Co., Ltd. (Auto Components)	57,302	581,051
	Youngone Holdings Co., Ltd. (Textiles, Apparel & Luxury Goods)	1,363	113,640
			53,497,025
	Russia 1.9%
	Gazprom OAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	370,384	1,760,806
	Lukoil OAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	28	1,297
	Magnit PJSC (Food & Staples Retailing) (a)	10,500	2,043,170
	MMC Norilsk Nickel OJSC (Metals & Mining) (a)	6,000	1,068,969
	PhosAgro OAO, GDR (Chemicals)	131,423	1,485,080
	Severstal PAO (Metals & Mining)	37,315	419,047
	Sistema JSFC, Sponsored GDR (Wireless Telecommunication Services)	9,026	66,792
	Surgutneftegas OAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	82,729	505,860
	Tatneft OAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	10,883	324,205
	Uralkali PJSC, Sponsored ADR (Chemicals)	13,997	186,860
			7,862,086
	South Africa 8.4%
	African Bank Investments, Ltd. (Diversified Financial Services) (a)(b)(c)	30,700	588
	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals) (a)	94,000	2,976,008
	Astral Foods, Ltd. (Food Products)	39,802	590,680
	Barclays Africa Group, Ltd. (Banks)	58,317	889,492
	Bidvest Group, Ltd. (The) (Industrial Conglomerates)	74,000	2,005,303
	Blue Label Telecoms, Ltd. (Commercial Services & Supplies)	45,597	32,706
	Coronation Fund Managers, Ltd. (Capital Markets)	69,000	558,929
	DataTec, Ltd. (Electronic Equipment, Instruments & Components)	8,364	41,375
	Discovery, Ltd. (Insurance)	63	648
¤	FirstRand, Ltd. (Diversified Financial Services)	1,000,220	4,604,855
	Foschini Group, Ltd. (The) (Specialty Retail)	95,668	1,424,254
	Investec, Ltd. (Capital Markets)	83,545	692,317
	JD Group, Ltd. (Specialty Retail) (a)	4,566	10,051
	Lewis Group, Ltd. (Specialty Retail)	89,514	571,225
	Liberty Holdings, Ltd. (Insurance)	52,190	722,244
	Mediclinic International, Ltd. (Health Care Providers & Services)	90,376	908,976
	MMI Holdings, Ltd. (Insurance)	295,153	798,658
	MTN Group, Ltd. (Wireless Telecommunication Services)	110,366	1,865,366
¤	Naspers, Ltd. (Media)	54,216	8,358,803
	Netcare, Ltd. (Health Care Providers & Services)	402,757	1,384,695
	Sanlam, Ltd. (Insurance)	4,016	25,949
	Sappi, Ltd. (Paper & Forest Products) (a)	227,622	918,257
	Sibanye Gold, Ltd. (Metals & Mining)	264,778	565,838
	SPAR Group, Ltd. (The) (Food & Staples Retailing)	23,677	368,361
	Standard Bank Group, Ltd. (Banks)	109,065	1,510,670
	Super Group, Ltd. (Specialty Retail) (a)	13,993	40,090
	Telkom SA SOC, Ltd. (Diversified Telecommunication Services) (a)	115,964	757,222
	Truworths International, Ltd. (Specialty Retail)	3,512	25,556
	Woolworths Holdings, Ltd. (Multiline Retail)	330,000	2,343,928
			34,993,044
	Taiwan 12.2%
	AcBel Polytech, Inc. (Electrical Equipment)	243,000	258,221
	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	899,000	1,213,894
	Advantech Co., Ltd. (Technology Hardware, Storage & Peripherals)	140,000	1,067,114
	Airtac International Group (Machinery)	115,000	922,499
	AmTRAN Technology Co., Ltd. (Household Durables)	148,000	81,828
	Asia Cement Corp. (Construction Materials)	145,920	183,508
	AU Optronics Corp. (Electronic Equipment, Instruments & Components)	476,000	239,597
	Chailease Holding Co., Ltd. (Diversified Financial Services)	750,000	1,869,607
	China Airlines, Ltd. (Airlines) (a)	2,463,000	1,263,380
	China Motor Corp. (Automobiles)	378,000	327,383
	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	84,000	177,450
	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	30,000	24,976
	Compeq Manufacturing Co., Ltd. (Electronic Equipment, Instruments & Components)	408,000	263,394
	Continental Holdings Corp. (Construction & Engineering)	57,100	20,438
	Coretronic Corp. (Electronic Equipment, Instruments & Components)	220,000	336,785
	CTBC Financial Holding Co., Ltd. (Banks)	1,435,841	954,474
	Elitegroup Computer Systems Co., Ltd. (Technology Hardware, Storage & Peripherals)	29,680	30,970
	eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	20,000	217,641
	EVA Airways Corp. (Airlines) (a)	18,116	13,287
	Formosa Taffeta Co., Ltd. (Textiles, Apparel & Luxury Goods)	221,000	232,725
	Fubon Financial Holding Co., Ltd. (Diversified Financial Services)	1,036,462	1,861,590
	Ginko International Co., Ltd. (Health Care Equipment & Supplies)	50,000	575,264
	Globalwafers Co., Ltd. (Semiconductors & Semiconductor Equipment) (a)	2,057	6,002
	Grand Pacific Petrochemical (Chemicals)	234,000	132,368
	Grape King Bio Ltd. (Personal Products)	240,000	1,039,310
	Hermes Microvision, Inc. (Semiconductors & Semiconductor Equipment)	52,500	3,028,523
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	275,000	805,050
	Hu Lane Associate, Inc. (Auto Components)	72,000	332,502
	Innolux Corp. (Electronic Equipment, Instruments & Components)	1,612,590	806,553
	Inventec Corp. (Technology Hardware, Storage & Peripherals)	1,793,000	1,297,905
	King's Town Bank Co., Ltd. (Banks)	500,000	478,587
	Largan Precision Co., Ltd. (Electronic Equipment, Instruments & Components)	37,000	3,186,801
	Masterlink Securities Corp. (Capital Markets)	15,224	5,109
	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	80,000	1,082,774
	Mega Financial Holding Co., Ltd. (Banks)	1,929,866	1,600,512
	Merida Industry Co., Ltd. (Leisure Products)	160,000	1,257,910
	Micro-Star International Co., Ltd. (Technology Hardware, Storage & Peripherals)	525,000	623,322
	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	346,000	936,600
	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	938,000	1,313,020
	Primax Electronics, Ltd. (Technology Hardware, Storage & Peripherals)	152,000	208,885
	Ruentex Industries, Ltd. (Textiles, Apparel & Luxury Goods)	186,000	407,191
	Shihlin Electric & Engineering Corp. (Electrical Equipment)	23,000	29,366
	Shin Kong Financial Holding Co., Ltd. (Insurance)	803,378	228,253
	Shin Zu Shing Co., Ltd. (Machinery)	150,000	395,014
	Shinkong Synthetic Fibers Corp. (Chemicals)	408,000	140,173
	Siliconware Precision Industries Co., Ltd. (Semiconductors & Semiconductor Equipment)	486,000	809,223
	Sitronix Technology Corp. (Semiconductors & Semiconductor Equipment)	100,000	364,334
	Ta Chong Bank, Ltd. (Banks) (a)	81,000	27,570
	Taiwan PCB Techvest Co., Ltd. (Electronic Equipment, Instruments & Components)	165,000	287,919
¤	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	2,511,000	11,676,270
¤	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	125,288	2,941,762
	Voltronic Power Technology Corp. (Electrical Equipment)	21,000	208,389
	Walsin Lihwa Corp. (Electrical Equipment) (a)	817,000	251,967
	Wan Hai Lines, Ltd. (Marine)	1,022,000	1,260,761
	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	20,000	27,389
	Wisdom Marine Lines Co., Ltd. (Marine) (a)	119,000	148,702
	WPG Holdings, Ltd. (Electronic Equipment, Instruments & Components)	162,000	208,648
	Yang Ming Marine Transport Corp. (Marine) (a)	85,000	48,897
	Zhen Ding Technology Holding, Ltd. (Electronic Equipment, Instruments & Components)	350,000	1,140,940
			50,880,526
	Thailand 3.6%
	Airports of Thailand PCL (Transportation Infrastructure)	100,000	860,479
	Bangkok Bank PCL, NVDR (Banks)	221,850	1,257,877
	Bangkok Expressway PCL (Transportation Infrastructure)	82,600	98,998
	Banpu PCL, NVDR (Oil, Gas & Consumable Fuels)	307,900	279,135
	Bumrungrad Hospital PCL (Health Care Providers & Services)	53,400	249,441
	Charoen Pokphand Foods PCL (Food Products)	232,700	160,902
	CP All PCL (Food & Staples Retailing)	1,000,000	1,259,988
	Delta Electronics Thailand PCL, NVDR (Electronic Equipment, Instruments & Components)	81,300	188,009
	Energy Absolute PCL (Oil, Gas & Consumable Fuels)	1,100,000	853,564
	Indorama Ventures PCL, NVDR (Chemicals)	237,400	189,687
	IRPC PCL (Oil, Gas & Consumable Fuels)	984,300	130,070
	Kasikornbank PCL (Banks)	220,000	1,555,009
	Kasikornbank PCL, NVDR (Banks)	175,000	1,231,561
	Krung Thai Bank PCL, NVDR (Banks)	1,322,600	926,714
	Major Cineplex Group PCL (Media)	66,100	66,527
	PTT Exploration & Production PCL, NVDR (Oil, Gas & Consumable Fuels)	255,800	856,859
	PTT Global Chemical PCL, NVDR (Chemicals)	480,000	770,744
	PTT PCL, NVDR (Oil, Gas & Consumable Fuels)	116,200	1,153,430
	Siam Cement PCL (The) (Construction Materials)	110,000	1,730,793
	Siam Commercial Bank PCL (The) (Banks)	112,600	615,943
	Thai Oil PCL (Oil, Gas & Consumable Fuels)	39,400	62,963
	Thai Union Frozen Products PCL, NVDR (Food Products)	347,800	214,837
	Thanachart Capital PCL, NVDR (Banks)	139,900	149,402
	Tisco Financial Group PCL (Banks)	75,700	106,431
	TMB Bank PCL (Banks)	694,100	63,565
			15,032,928
	Turkey 2.4%
	Adana Cimento Sanayii TAS Class A (Construction Materials)	6,436	16,543
	Aksa Akrilik Kimya Sanayii AS (Textiles, Apparel & Luxury Goods)	41,731	155,597
	BIM Birlesik Magazalar AS (Food & Staples Retailing)	45,000	798,238
	Dogus Otomotiv Servis ve Ticaret AS (Distributors)	117,821	623,368
	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	181,566	282,251
	Gentas Genel Metal Sanayi ve Ticaret AS (Commercial Services & Supplies)	39,557	19,939
	Koza Altin Isletmeleri AS (Metals & Mining)	36,328	393,495
	TAV Havalimanlari Holding AS (Transportation Infrastructure) (a)	356,867	2,986,651
	Tofas Turk Otomobil Fabrikasi AS (Automobiles)	188,929	1,144,980
	Turk Hava Yollari Anonim Ortakligi (Airlines) (a)	30,390	100,448
	Turkiye Halk Bankasi AS (Banks)	200,000	988,899
	Turkiye Is Bankasi Class C (Banks)	356,863	806,043
	Turkiye Sinai Kalkinma Bankasi AS (Banks)	700,000	536,006
	Turkiye Sise ve Cam Fabrikalari AS (Industrial Conglomerates)	337,079	416,347
	Turkiye Vakiflar Bankasi TAO Class D (Banks)	14,807	24,271
	Ulker Biskuvi Sanayi AS (Food Products)	70,000	525,232
			9,818,308
	United States 0.5%
	China Yuchai International, Ltd. (Machinery)	3,400	67,116
	Luxoft Holding, Inc. (IT Services) (a)	38,000	1,966,120
			2,033,236
	Total Common Stocks (Cost $349,622,949)		358,466,087

	Exchange-Traded Funds 3.4% (e)
	India 1.1%
¤	PowerShares India Portfolio (Capital Markets)	210,000	4,739,700

	United States 2.3%
	India Fund, Inc. (The) (Capital Markets)	160,000	4,524,800
¤	iShares MSCI India ETF (Capital Markets)	150,000	4,813,500
			9,338,300
	Total Exchange-Traded Funds (Cost $13,826,381)		14,078,000

	Preferred Stocks 4.7%
	Brazil 2.8%
	Banco ABC Brasil S.A. 5.35% (Banks)	29,800	107,377
	Banco Bradesco S.A. 3.40% (Banks)	373,920	3,476,119
	Banco do Estado do Rio Grande do Sul S.A. Class B 7.51% (Banks)	67,800	233,680
	Braskem S.A. Class A 5.15% (Chemicals)	113,600	391,534
	Cia Brasileira de Distribuicao 0.99% (Food & Staples Retailing)	21,400	642,023
	Cia Paranaense de Energia Class B 6.50% (Electric Utilities)	45,600	480,782
	Eucatex S.A. Industria e Comercio 1.20% (Paper & Forest Products)	2,900	3,253
	Itau Unibanco Holding S.A. 3.63% (Banks)	328,405	3,633,338
	Itausa - Investimentos Itau S.A. 4.21% (Banks)	8,500	26,580
	Metalurgica Gerdau S.A. 3.56% (Metals & Mining)	13,300	45,048
	Petroleo Brasileiro S.A. 0.00% (Oil, Gas & Consumable Fuels) (a)	304,800	929,236
	Suzano Papel e Celulose S.A. Class A 0.78% (Paper & Forest Products)	5,700	26,414
	Telefonica Brasil S.A. 9.75% (Diversified Telecommunication Services)	41,800	648,044
	Vale S.A. 12.50% (Metals & Mining)	207,300	1,003,520
			11,646,948
	Chile 0.0%‡
	Sociedad Quimica y Minera de Chile S.A. 6.52% (Chemicals)	8,224	149,467

	Colombia 0.0%‡
	Grupo Aval Acciones y Valores S.A. 4.74% (Banks)	342,871	153,633

	Republic of Korea 1.9%
	Hyundai Motor Co. 2.72% (Automobiles)	7,990	821,001
	Hyundai Motor Co. 2.75% (Automobiles)	23,594	2,360,570
¤	Samsung Electronics Co., Ltd. 1.74% (Technology Hardware, Storage & Peripherals)	4,534	4,511,728
			7,693,299
	Total Preferred Stocks (Cost $22,377,655)		19,643,347
	Number of Warrants
Warrants 0.0%‡
China 0.0%‡
Golden Meditech Holdings, Ltd. Expires 7/30/15 (Health Care Equipment & Supplies) (a)	30,545	268

Total Warrants (Cost $0)		268

	Principal Amount
Short-Term Investment 3.6%
Repurchase Agreement 3.6%
United States 3.6%
State Street Bank and Trust Co. 0.00%, dated 3/31/15 due 4/1/15 Proceeds at Maturity $14,889,733 (Collateralized by United States Treasury securities with rates between 0.25% and 2.125% and maturity dates between 9/30/15 and 1/31/21, with a Principal Amount of $15,115,000 and a Market Value of $15,191,965) (Capital Markets)	$14,889,733	14,889,733

Total Short-Term Investment (Cost $14,889,733)		14,889,733
Total Investments (Cost $400,716,718) (f)	97.8%	407,077,435
Other Assets, Less Liabilities	2.2	9,330,542
Net Assets	100.0%	$416,407,977

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2015, the total market value of these securities was $1,089,711, which represented 0.3% of the Portfolio's net assets.
(c)	Illiquid security - As of March 31, 2015, the total market value of these securities was $329,726, which represented less than one-tenth of a percent of the Portfolio's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(f)	As of March 31, 2015, cost was $405,030,649 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$22,506,356
Gross unrealized depreciation	(20,459,570)
Net unrealized appreciation	$2,046,786

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	357,376,376	664	1,089,047	358,466,087
Exchange-Traded Funds	14,078,000	—	—	14,078,000
Preferred Stocks	19,643,347	—	—	19,643,347
Warrants	268	—	—	268
Short-Term Investment Repurchase Agreement	—	14,889,733	—	14,889,733
Total Investments in Securities	391,097,991	14,890,397	1,089,047	407,077,435
Other Financial Instruments Equity Swap Contracts (c)	—	1,767,582	—	1,767,582
Total Investments in Securities and Other Financial Instruments	$391,097,991	$16,657,979	$1,089,047	$408,845,017

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Equity Swap Contracts (c)(d)	—	(2,932,995)	(3,506)	(2,936,501)
Total Other Financial Instruments	$—	$(2,932,995)	$(3,506)	$(2,936,501)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $792,810, $31, $295,618 and $588, are held in China, Mexico, Republic of Korea and South Africa, respectively, within the Common Stocks section of the Portfolio of Investments.

(c)	The value listed for these securities reflects the unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

(d)	The Level 3 security valued at $(3,506) represents an equity swap contract with reference obligation of Dongjiang Environmental Co., Ltd.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 31, 2015, certain foreign securities with a market value of $157,325,518 were transferred from Level 2 to Level 1 as the prices of these securities were based on observable quoted prices in active markets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2015
Common Stocks
China	$47,007	$-	$1,587	$(123,450)	$895,516	$(27,850)	$-	$-	$792,810	$(122,391)
Mexico	31	-	-		-	-	-	-	31	-
Republic of Korea	-	-	-	35,484	260,134	-	-		295,618	35,484
South Africa	617	-	-	(29)	-	-	-	-	588	(29)
Total	$47,655	$-	$1,587	$(87,995)	$1,155,650	$(27,850)	$-	$-	$1,089,047	$(86,936)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2015

Equity Swap Contracts (a)	$-	$-	$-	$(3,506)	$-	$-	$-	$-	$(3,506)	$(3,506)
Total	$-	$-	$-	$(3,506)	$-	$-	$-	$-	$(3,506)	$(3,506)

(a) Equity swap contract (expressed in terms of unrealized appreciation/depreciation) with a reference obligation of Dongjiang Environmental Co., Ltd.

Equity Swap Contracts

Open OTC equity swap contracts as of March 31, 2015 were as follows:

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Notional Amount (000)*	Unrealized Appreciation
Deutsche Bank	Acer, Inc.	1 Month LIBOR BBA minus 7.50 bps	3/1/2016	$(571)	$21,615
Deutsche Bank	Akfen Holding AS	1 Month TRLIBOR minus 2.50 bps	3/18/2016	(166)	971
Deutsche Bank	Aksa Enerji Uretim AS	1 Month TRLIBOR minus 2.50 bps	3/18/2016	(384)	3,541
Deutsche Bank	Alfa S.A.B. de CV	1 Month LIBOR BBA minus 1.00 bps	3/23/2016	(597)	13,236
Deutsche Bank	Alsea S.A.B. de CV	1 Month LIBOR BBA minus 1.00 bps	3/23/2016	(603)	9,404
Deutsche Bank	Ambev S.A.	1 Month LIBOR BBA plus 0.75 bps	3/2/2016	1,330	34,302
Deutsche Bank	AMMB Holdings BHD	1 Month LIBOR BBA plus 0.75 bps	3/9/2016	503	10,374
Deutsche Bank	Amtek Auto, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	47	1,453
Deutsche Bank	Andhra Bank	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	164	2,150
Deutsche Bank	Anglo American Platinum, Ltd.	1 Month SABOR minus 0.80 bps	3/9/2016	(1,515)	14,941
Deutsche Bank	ArcelorMittal South Africa, Ltd.	1 Month SABOR minus 0.80 bps	3/9/2016	(1,063)	10,362
Deutsche Bank	Arezzo Industria e Comercio S.A.	1 Month LIBOR BBA minus 0.75 bps	3/2/2016	(19)	347
Deutsche Bank	Ashok Leyland, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	645	15,927
Deutsche Bank	Asiana Airlines, Inc.	1 Month LIBOR BBA plus 0.65 bps	3/1/2016	420	19,728
Deutsche Bank	Assore, Ltd.	1 Month SABOR minus 0.80 bps	3/9/2016	(153)	4,432
Deutsche Bank	Attacq, Ltd.	1 Month SABOR minus 0.80 bps	3/9/2016	(49)	569
Deutsche Bank	Aurobindo Pharma, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	1,404	48,602
Deutsche Bank	Axtel S.A.B. de CV	1 Month LIBOR BBA minus 1.00 bps	3/23/2016	(77)	285
Deutsche Bank	Bank of China, Ltd.	1 Month LIBOR BBA plus 0.50 bps	3/1/2016	462	5,547
Deutsche Bank	Bank of Communications Co., Ltd.	1 Month LIBOR BBA plus 0.50 bps	3/1/2016	44	1,569
Deutsche Bank	Bank Rakyat Indonesia Persero Tbk PT	1 Month LIBOR BBA plus 0.75 bps	3/9/2016	776	17,847
Deutsche Bank	Banregio Grupo Financiero S.A.B. de CV	1 Month LIBOR BBA minus 1.00 bps	3/23/2016	(250)	2,061
Deutsche Bank	Belle International Holdings, Ltd.	1 Month LIBOR BBA plus 0.50 bps	3/1/2016	1,522	39,920
Deutsche Bank	Bharat Petroleum Corp., Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	452	29,928
Deutsche Bank	Bradespar S.A.	1 Month LIBOR BBA minus 0.75 bps	3/2/2016	(332)	151
Deutsche Bank	BRF S.A.	1 Month LIBOR BBA plus 0.75 bps	3/2/2016	1,071	12,954
Deutsche Bank	Cadila Healthcare, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	282	10,940
Deutsche Bank	CCC S.A.	1 Month WIBOR minus 2.50 bps	3/21/2016	(646)	716
Deutsche Bank	Centrais Eletricas Brasileiras S.A.	1 Month LIBOR BBA minus 0.75 bps	3/2/2016	(281)	6,639
Deutsche Bank	China Cinda Asset Management Co., Ltd.	1 Month LIBOR BBA plus 0.50 bps	3/1/2016	1,063	41,446
Deutsche Bank	China Mobile, Ltd.	1 Month LIBOR BBA plus 0.50 bps	3/1/2016	564	3,791
Deutsche Bank	China Modern Dairy Holdings, Ltd.	1 Month LIBOR BBA minus 6.50 bps	3/1/2016	(208)	1,834
Deutsche Bank	China Taiping Insurance Holdings Co., Ltd.	1 Month LIBOR BBA plus 0.50 bps	3/1/2016	1,087	10,191
Deutsche Bank	China Unicom Hong Kong, Ltd.	1 Month LIBOR BBA plus 0.50 bps	3/1/2016	720	16,928
Deutsche Bank	Chroma ATE, Inc.	1 Month LIBOR BBA minus 4.25 bps	3/1/2016	(283)	2,586
Deutsche Bank	Cia de Minas Buenaventura S.A	U.S. Federal Funds Rate minus 0.40 bps	3/23/2016	(602)	7,149
Deutsche Bank	Cia Hering	1 Month LIBOR BBA plus 0.75 bps	3/2/2016	386	3,732
Deutsche Bank	Cielo S.A.	1 Month LIBOR BBA plus 0.75 bps	3/2/2016	932	21,720
Deutsche Bank	CIMC Enric Holdings, Ltd.	1 Month LIBOR BBA minus 2.25 bps	3/1/2016	(8)	209
Deutsche Bank	CJ CheilJedang Corp.	1 Month LIBOR BBA plus 0.65 bps	3/1/2016	493	22,234
Deutsche Bank	CNOOC, Ltd.	1 Month LIBOR BBA plus 0.50 bps	3/1/2016	772	35,280
Deutsche Bank	Coca-Cola Icecek AS	1 Month TRLIBOR minus 2.50 bps	3/18/2016	(511)	2,347
Deutsche Bank	Compal Electronics, Inc.	1 Month LIBOR BBA plus 0.55 bps	3/1/2016	399	9,536
Deutsche Bank	Controladora Comercial Mexicana S.A.B. de CV	1 Month LIBOR BBA minus 1.00 bps	3/2/2016	(250)	930
Deutsche Bank	Credit China Holdings, Ltd.	1 Month LIBOR BBA minus 0.50 bps	3/1/2016	(49)	1,837
Deutsche Bank	CT Environmental Group, Ltd.	1 Month LIBOR BBA minus 0.50 bps	3/1/2016	(193)	750
Deutsche Bank	Discovery, Ltd.	1 Month SABOR plus 0.80 bps	3/9/2016	5,052	3,877
Deutsche Bank	Dogan Sirketler Grubu Holding AS	1 Month TRLIBOR minus 2.50 bps	3/18/2016	(257)	747
Deutsche Bank	Dongkuk Steel Mill Co., Ltd.	1 Month LIBOR BBA minus 6.00 bps	3/1/2016	(71)	120
Deutsche Bank	DooS.A.n Engine Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	3/1/2016	(39)	693
Deutsche Bank	Epistar Corp.	1 Month LIBOR BBA minus 2.50 bps	3/1/2016	(663)	66,573
Deutsche Bank	Fomento Economico Mexicano S.A.B. de CV	1 Month LIBOR BBA plus 0.50 bps	3/23/2016	1,776	23,832
Deutsche Bank	Formosa Petrochemical Corp.	1 Month LIBOR BBA minus 0.65 bps	3/1/2016	(136)	371
Deutsche Bank	Gazprom OAO	1 Month LIBOR BBA plus 0.45 bps	3/18/2016	1,148	41,232
Deutsche Bank	Geely Automobile Holdings, Ltd.	1 Month LIBOR BBA plus 0.50 bps	3/1/2016	730	9,949
Deutsche Bank	Getin Noble Bank S.A.	1 Month WIBOR minus 2.50 bps	3/21/2016	(69)	2,635
Deutsche Bank	Gourmet Master Co., Ltd.	1 Month LIBOR BBA minus 5.50 bps	3/1/2016	(33)	1,286
Deutsche Bank	Great Wall Motor Co., Ltd.	1 Month LIBOR BBA plus 0.50 bps	3/1/2016	1,631	100,671
Deutsche Bank	Grindrod, Ltd.	1 Month SABOR minus 0.80 bps	3/9/2016	(124)	3,580
Deutsche Bank	Grupo Simec S.A.B. de CV	1 Month LIBOR BBA minus 1.00 bps	3/23/2016	(304)	3,748
Deutsche Bank	Hanjin Shipping Co., Ltd.	1 Month LIBOR BBA minus 13.00 bps	3/1/2016	(232)	8,500
Deutsche Bank	Hankook Shell Oil Co., Ltd.	1 Month LIBOR BBA minus 4.50 bps	3/1/2016	(107)	2,051
Deutsche Bank	Harmony Gold Mining Co., Ltd.	1 Month SABOR minus 0.80 bps	3/9/2016	(2,034)	4,859
Deutsche Bank	HCL Technologies, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	1,457	44,141
Deutsche Bank	Hexaware Technologies, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	622	45,745
Deutsche Bank	Housing Development Finance Corp., Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	328	14,480
Deutsche Bank	HTC Corp.	1 Month LIBOR BBA minus 1.00 bps	3/1/2016	(400)	16,555
Deutsche Bank	Hyundai Engineering & Construction Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	3/1/2016	508	14,370
Deutsche Bank	Hyundai Glovis Co., Ltd.	1 Month LIBOR BBA minus 0.55 bps	3/1/2016	(331)	6,288
Deutsche Bank	Impala Platinum Holdings, Ltd.	1 Month SABOR minus 0.80 bps	3/9/2016	(193)	2,557
Deutsche Bank	Indiabulls Housing Finance, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	31	456
Deutsche Bank	Industrial & Commercial Bank of China, Ltd.	1 Month LIBOR BBA plus 0.50 bps	3/1/2016	824	11,210
Deutsche Bank	Industrias CH S.A.B. de CV	1 Month LIBOR BBA minus 1.00 bps	3/23/2016	(359)	3,697
Deutsche Bank	Infosys, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	2,336	42,506
Deutsche Bank	Infraestructura Energetica Nova S.A.B. de CV	1 Month LIBOR BBA minus 1.00 bps	3/23/2016	(246)	731
Deutsche Bank	Interpark Holdings Corp.	1 Month LIBOR BBA minus 0.55 bps	3/1/2016	(409)	9,665
Deutsche Bank	Itausa. - Investimentos Itau S.A.	1 Month LIBOR BBA plus 0.75 bps	3/2/2016	716	10,315
Deutsche Bank	Jastrzebska Spolka Weglowa S.A.	1 Month WIBOR minus 2.50 bps	3/22/2016	(232)	15,137
Deutsche Bank	KB Financial Group, Inc.	1 Month LIBOR BBA plus 0.65 bps	3/1/2016	794	16,330
Deutsche Bank	Korea District Heating Corp.	1 Month LIBOR BBA minus 0.55 bps	3/1/2016	(50)	768
Deutsche Bank	Kroton Educacional S.A.	1 Month LIBOR BBA minus 0.75 bps	3/2/2016	(479)	13,249
Deutsche Bank	LG Corp.	1 Month LIBOR BBA plus 0.65 bps	3/1/2016	738	12,004
Deutsche Bank	LG Innotek Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	3/1/2016	878	17,035
Deutsche Bank	Linx S.A.	1 Month LIBOR BBA minus 0.75 bps	3/2/2016	(72)	26
Deutsche Bank	Lukoil OAO	1 Month LIBOR BBA plus 0.45 bps	3/18/2016	1,225	37,573
Deutsche Bank	Lung Yen Life Service Corp.	1 Month LIBOR BBA minus 6.50 bps	3/1/2016	(45)	308
Deutsche Bank	MediaTek, Inc.	1 Month LIBOR BBA minus 0.65 bps	3/1/2016	(164)	1,243
Deutsche Bank	Minerva S.A.	1 Month LIBOR BBA minus 0.75 bps	3/2/2016	(129)	1,519
Deutsche Bank	NCC, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	645	72,369
Deutsche Bank	NCSoft Corp.	1 Month LIBOR BBA plus 0.65 bps	3/1/2016	690	38,127
Deutsche Bank	NHN Entertainment Corp.	1 Month LIBOR BBA minus 5.75 bps	3/1/2016	(633)	6,863
Deutsche Bank	Northam Platinum, Ltd.	1 Month SABOR minus 0.80 bps	3/9/2016	(3,983)	9,471
Deutsche Bank	Otokar Otomotiv Ve Savunma Sanayi A.S.	1 Month TRLIBOR minus 2.50 bps	3/18/2016	(804)	4,451
Deutsche Bank	PChome Online, Inc.	1 Month LIBOR BBA minus 4.50 bps	3/1/2016	(80)	1,428
Deutsche Bank	Ping An Insurance Group Co. of China, Ltd.	1 Month LIBOR BBA plus 0.50 bps	3/1/2016	1,620	92,959
Deutsche Bank	Pioneer Foods, Ltd.	1 Month SABOR minus 0.80 bps	3/9/2016	(37)	240
Deutsche Bank	Power Finance Corp., Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	38	1,032
Deutsche Bank	PPC, Ltd.	1 Month SABOR minus 0.80 bps	3/9/2016	(2,006)	3,122
Deutsche Bank	Promotora y Operadora de Infraestructura S.A.B. de CV	1 Month LIBOR BBA minus 1.00 bps	3/23/2016	(492)	9,455
Deutsche Bank	Reliance Industries, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	23	124
Deutsche Bank	Reliance Infrastructure, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	640	12,804
Deutsche Bank	Royal Bafokeng Platinum, Ltd.	1 Month SABOR minus 0.80 bps	3/9/2016	(861)	2,189
Deutsche Bank	Rural Electrification Corp., Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	726	10,337
Deutsche Bank	Samsung SDI Co., Ltd.	1 Month LIBOR BBA minus 0.55 bps	3/1/2016	(289)	1,486
Deutsche Bank	Samsung Techwin Co., Ltd.	1 Month LIBOR BBA minus 1.00 bps	3/1/2016	(191)	12,401
Deutsche Bank	Sanlam Ltd	1 Month SABOR plus 0.80 bps	3/9/2016	8,411	637
Deutsche Bank	Siliconware Precision Industries Co., Ltd.	1 Month LIBOR BBA plus 0.55 bps	3/1/2016	646	8,472
Deutsche Bank	Sintex Industries, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	594	57,380
Deutsche Bank	SK Hynix, Inc.	1 Month LIBOR BBA plus 0.65 bps	3/1/2016	162	382
Deutsche Bank	Smiles S.A.	1 Month LIBOR BBA plus 0.75 bps	3/2/2016	416	24,126
Deutsche Bank	Southern Copper Corp.	U.S. Federal Funds Rate minus 0.40 bps	3/23/2016	(303)	2,538
Deutsche Bank	Suzano Papel e Celulose S.A.	1 Month LIBOR BBA plus 0.75 bps	3/2/2016	458	34,745
Deutsche Bank	Taiwan Paiho, Ltd.	1 Month LIBOR BBA plus 0.55 bps	3/1/2016	610	119,045
Deutsche Bank	Taiwan Semiconductor Manufacturing Co., Ltd.	1 Month LIBOR BBA plus 0.55 bps	3/1/2016	156	1,674
Deutsche Bank	Tata Motors, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	121	4,001
Deutsche Bank	Ton Yi Industrial Corp.	1 Month LIBOR BBA minus 2.00 bps	3/1/2016	(387)	2,640
Deutsche Bank	Towngas China Co., Ltd.	1 Month LIBOR BBA minus 1.00 bps	3/1/2016	(68)	495
Deutsche Bank	Truworths International, Ltd.	1 Month SABOR plus 0.80 bps	3/9/2016	10,461	6,578
Deutsche Bank	Unimicron Technology Corp.	1 Month LIBOR BBA minus 2.50 bps	3/1/2016	(458)	16,283
Deutsche Bank	Uni-President China Holdings, Ltd.	1 Month LIBOR BBA minus 0.50 bps	3/1/2016	(167)	10,607
Deutsche Bank	VTB Bank OJSC	1 Month LIBOR BBA minus 0.45 bps	3/18/2016	(152)	1,514
Deutsche Bank	WEG S.A.	1 Month LIBOR BBA plus 0.75 bps	3/2/2016	469	17,571
Deutsche Bank	Win Semiconductors Corp.	1 Month LIBOR BBA plus 0.55 bps	3/1/2016	603	43,976
Deutsche Bank	XL Axiata Tbk PT	1 Month LIBOR BBA minus 4.50 bps	3/9/2016	(37)	417
				$36,885	$1,767,582

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Notional Amount (000)*	Unrealized Depreciation
Deutsche Bank	Aban Offshore, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	$413	$(32,602)
Deutsche Bank	Adlink Technology, Inc.	1 Month LIBOR BBA minus 0.65 bps	3/1/2016	(174)	(3,313)
Deutsche Bank	Advanced Semiconductor Engineering, Inc.	1 Month LIBOR BBA plus 0.55 bps	3/1/2016	873	(51,535)
Deutsche Bank	Aliansce Shopping Centers S.A.	1 Month LIBOR BBA minus 0.75 bps	3/2/2016	(166)	(5,609)
Deutsche Bank	Aluminum Corp of China, Ltd.	1 Month LIBOR BBA minus 3.00 bps	3/1/2016	(625)	(21,843)
Deutsche Bank	Amtek Auto, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	689	(108,220)
Deutsche Bank	Anadolu Efes Biracilik Ve Malt Sanayii AS	1 Month TRLIBOR minus 2.50 bps	3/18/2016	(757)	(15,489)
Deutsche Bank	Andhra Bank	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	192	(4,600)
Deutsche Bank	AngloGold Ashanti, Ltd.	1 Month SABOR minus 0.80 bps	3/9/2016	(4,724)	(17,682)
Deutsche Bank	Arezzo Industria e Comercio S.A.	1 Month LIBOR BBA minus 0.75 bps	3/2/2016	(18)	(211)
Deutsche Bank	Arezzo Industria e Comercio S.A.	1 Month LIBOR BBA minus 0.75 bps	3/2/2016	(40)	(1,486)
Deutsche Bank	AU Optronics Corp.	1 Month LIBOR BBA plus 0.55 bps	3/1/2016	419	(7,756)
Deutsche Bank	AU Optronics Corp.	1 Month LIBOR BBA plus 0.55 bps	3/1/2016	424	(13,079)
Deutsche Bank	AviChina Industry & Technology Co., Ltd.	1 Month LIBOR BBA minus 0.50 bps	3/1/2016	(618)	(75,295)
Deutsche Bank	B2W Companhia Digital	1 Month LIBOR BBA minus 0.75 bps	3/2/2016	(10)	(32,029)
Deutsche Bank	Bank of Communications Co., Ltd.	1 Month LIBOR BBA plus 0.50 bps	3/1/2016	999	(9,248)
Deutsche Bank	Banregio Grupo Financiero S.A.B. de CV	1 Month LIBOR BBA minus 1.00 bps	3/23/2016	(80)	(62)
Deutsche Bank	BBMG Corp.	1 Month LIBOR BBA minus 0.50 bps	3/1/2016	(282)	(26,956)
Deutsche Bank	Beijing Enterprises Water Group, Ltd.	1 Month LIBOR BBA minus 0.50 bps	3/1/2016	(100)	(7,956)
Deutsche Bank	Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	1 Month LIBOR BBA minus 10.50 bps	3/1/2016	(19)	(1,214)
Deutsche Bank	BIM Birlesik Magazalar AS	1 Month TRLIBOR minus 2.50 bps	3/18/2016	(1,609)	(10,136)
Deutsche Bank	BM&F Bovespa S.A	1 Month LIBOR BBA minus 0.75 bps	3/2/2016	(121)	(3,688)
Deutsche Bank	Byd Co., Ltd.	1 Month LIBOR BBA minus 0.50 bps	3/1/2016	(611)	(55,583)
Deutsche Bank	CCC S.A.	1 Month WIBOR minus 2.50 bps	3/21/2016	(1,095)	(3,123)
Deutsche Bank	CCR S.A.	1 Month LIBOR BBA minus 0.75 bps	3/2/2016	(224)	(5,724)
Deutsche Bank	Cemex S.A.B. de CV	1 Month LIBOR BBA minus 1.00 bps	3/23/2016	(68)	(455)
Deutsche Bank	Centrais Eletricas Brasileiras S.A.	1 Month LIBOR BBA minus 0.75 bps	3/2/2016	(345)	(25,576)
Deutsche Bank	CGN Power Co., Ltd.	1 Month LIBOR BBA minus 0.50 bps	3/1/2016	(624)	(18,655)
Deutsche Bank	Cheil Worldwide, Inc.	1 Month LIBOR BBA minus 0.55 bps	3/1/2016	(412)	(10,186)
Deutsche Bank	China Conch Venture Holdings, Ltd.	1 Month LIBOR BBA minus 3.50 bps	3/1/2016	(52)	(4,434)
Deutsche Bank	China Electronics Corp Holdings Co., Ltd.	1 Month LIBOR BBA minus 0.50 bps	3/1/2016	(83)	(3,589)
Deutsche Bank	China Foods, Ltd.	1 Month LIBOR BBA minus 2.50 bps	3/1/2016	(114)	(8,927)
Deutsche Bank	China Gas Holdings, Ltd.	1 Month LIBOR BBA minus 0.50 bps	3/1/2016	(186)	(4,284)
Deutsche Bank	China Modern Dairy Holdings, Ltd.	1 Month LIBOR BBA minus 6.50 bps	3/1/2016	(203)	(3,622)
Deutsche Bank	China Molybdenum Co., Ltd.	1 Month LIBOR BBA minus 2.00 bps	3/1/2016	(431)	(45,362)
Deutsche Bank	China Shipping Container Lines Co., Ltd.	1 Month LIBOR BBA minus 0.50 bps	3/1/2016	(301)	(27,286)
Deutsche Bank	China Shipping Development Co., Ltd.	1 Month LIBOR BBA minus 0.50 bps	3/1/2016	(629)	(71,094)
Deutsche Bank	China Steel Chemical Corp.	1 Month LIBOR BBA minus 3.00 bps	3/1/2016	(181)	(4,368)
Deutsche Bank	China Suntien Green Energy Corp., Ltd.	1 Month LIBOR BBA minus 4.00 bps	3/1/2016	(192)	(18,688)
Deutsche Bank	China Unicom Hong Kong, Ltd.	1 Month LIBOR BBA plus 0.50 bps	3/1/2016	390	(3,014)
Deutsche Bank	CIMC Enric Holdings, Ltd.	1 Month LIBOR BBA minus 2.25 bps	3/1/2016	(467)	(62,978)
Deutsche Bank	CITIC Securities Co., Ltd.	1 Month LIBOR BBA minus 0.50 bps	3/1/2016	(633)	(44,184)
Deutsche Bank	CITIC, Ltd.	1 Month LIBOR BBA minus 0.50 bps	3/1/2016	(61)	(965)
Deutsche Bank	Coca-Cola Icecek AS	1 Month TRLIBOR minus 2.50 bps	3/18/2016	(579)	(3,247)
Deutsche Bank	Compal Electronics, Inc.	1 Month LIBOR BBA plus 0.55 bps	3/1/2016	1,066	(38,349)
Deutsche Bank	Controladora Comercial Mexicana S.A.B. de CV	1 Month LIBOR BBA minus 1.00 bps	3/2/2016	(60)	(425)
Deutsche Bank	CPFL Energia S.A.	1 Month LIBOR BBA minus 0.75 bps	3/2/2016	(326)	(60,674)
Deutsche Bank	CSPC Pharmaceutical Group, Ltd.	1 Month LIBOR BBA minus 0.50 bps	3/1/2016	(453)	(20,464)
Deutsche Bank	Daphne International Holdings, Ltd.	1 Month LIBOR BBA minus 0.50 bps	3/1/2016	(107)	(8,657)
Deutsche Bank	Delta Electronics, Inc.	1 Month LIBOR BBA minus 0.65 bps	3/1/2016	(606)	(12,155)
Deutsche Bank	Dewan Housing Finance Corp., Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	496	(29,684)
Deutsche Bank	Dialog Group BHD	1 Month LIBOR BBA minus 5.01 bps	3/9/2016	(93)	(1,456)
Deutsche Bank	Discovery, Ltd.	1 Month SABOR plus 0.80 bps	3/9/2016	4,942	(3,030)
Deutsche Bank	Dogan Sirketler Grubu Holding AS	1 Month TRLIBOR minus 2.50 bps	3/18/2016	(98)	(486)
Deutsche Bank	Dongjiang Environmental Co., Ltd.	1 Month LIBOR BBA minus 2.00 bps	3/1/2016	(58)	(3,506)
Deutsche Bank	Dongkuk Steel Mill Co., Ltd.	1 Month LIBOR BBA minus 6.00 bps	3/1/2016	(70)	(205)
Deutsche Bank	DooS.A.n Engine Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	3/1/2016	(38)	(108)
Deutsche Bank	Eclat Textile Co., Ltd.	1 Month LIBOR BBA minus 2.75 bps	3/1/2016	(576)	(55,635)
Deutsche Bank	Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	1 Month LIBOR BBA minus 0.75 bps	3/2/2016	(244)	(17,083)
Deutsche Bank	Embraer S.A.	1 Month LIBOR BBA minus 0.75 bps	3/2/2016	(612)	(14,363)
Deutsche Bank	Famous Brands Ltd	1 Month SABOR minus 0.80 bps	3/9/2016	(1,808)	(4,731)
Deutsche Bank	Far EasTone Telecommunications Co., Ltd.	1 Month LIBOR BBA minus 0.65 bps	3/1/2016	(383)	(3,123)
Deutsche Bank	Geely Automobile Holdings, Ltd.	1 Month LIBOR BBA plus 0.50 bps	3/1/2016	508	(771)
Deutsche Bank	Gerdau S.A.	1 Month LIBOR BBA minus 0.75 bps	3/2/2016	(552)	(11,753)
Deutsche Bank	Gourmet Master Co., Ltd.	1 Month LIBOR BBA minus 5.50 bps	3/1/2016	(51)	(2,467)
Deutsche Bank	Greatview Aseptic Packaging Co., Ltd.	1 Month LIBOR BBA minus 0.50 bps	3/1/2016	(43)	(4,719)
Deutsche Bank	Grupa Lotos S.A.	1 Month LIBOR BBA minus 2.50 bps	3/22/2016	(140)	(12,242)
Deutsche Bank	Grupo Mexico S.A.B. de CV	1 Month LIBOR BBA plus 0.50 bps	3/23/2016	1,393	(11,997)
Deutsche Bank	Grupo Simec S.A.B. de CV	1 Month LIBOR BBA minus 1.00 bps	3/23/2016	(99)	(16)
Deutsche Bank	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.	1 Month LIBOR BBA minus 0.50 bps	3/1/2016	(139)	(15,875)
Deutsche Bank	Guangzhou Shipyard International Co., Ltd.	1 Month LIBOR BBA minus 12.00 bps	3/1/2016	(382)	(49,075)
Deutsche Bank	Haier Electronics Group Co., Ltd.	1 Month LIBOR BBA minus 0.50 bps	3/1/2016	(400)	(8,494)
Deutsche Bank	Hanjin Heavy Industries & Construction Co., Ltd.	1 Month LIBOR BBA minus 0.55 bps	3/1/2016	(73)	(2,133)
Deutsche Bank	Hanjin Kal Corp.	1 Month LIBOR BBA minus 6.00 bps	3/1/2016	(572)	(79,902)
Deutsche Bank	Harmony Gold Mining Co., Ltd.	1 Month SABOR minus 0.80 bps	3/9/2016	(661)	(639)
Deutsche Bank	HCL Technologies, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	102	(683)
Deutsche Bank	Hindalco Industries, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	1,500	(148,142)
Deutsche Bank	Hindustan Unilever, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	1,079	(57,834)
Deutsche Bank	Hollysys Automation Technologies, Ltd.	U.S. Federal Funds Rate minus 0.40 bps	3/23/2016	(577)	(47,343)
Deutsche Bank	Hotel Shilla Co., Ltd.	1 Month LIBOR BBA minus 2.00 bps	3/1/2016	(397)	(17,033)
Deutsche Bank	Housing Development Finance Corp., Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	137	(1,816)
Deutsche Bank	HTC Corp.	1 Month LIBOR BBA minus 1.00 bps	3/1/2016	(209)	(448)
Deutsche Bank	Huadian Fuxin Energy Corp., Ltd.	1 Month LIBOR BBA minus 1.75 bps	3/1/2016	(379)	(19,703)
Deutsche Bank	Hyundai Engineering & Construction Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	3/1/2016	524	(2,682)
Deutsche Bank	Hyundai Mipo Dockyard Co., Ltd.	1 Month LIBOR BBA minus 4.50 bps	3/1/2016	(601)	(31,526)
Deutsche Bank	Hyundai Securities Co., Ltd.	1 Month LIBOR BBA minus 0.55 bps	3/1/2016	(392)	(53,515)
Deutsche Bank	iMarketKorea, Inc.	1 Month LIBOR BBA minus 0.55 bps	3/1/2016	(196)	(5,255)
Deutsche Bank	Indiabulls Housing Finance, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	644	(39,602)
Deutsche Bank	Infosys, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	211	(2,031)
Deutsche Bank	Infraestructura Energetica Nova S.A.B. de CV	1 Month LIBOR BBA minus 1.00 bps	3/23/2016	(114)	(1,346)
Deutsche Bank	Kingdee International Software Group Co., Ltd.	1 Month LIBOR BBA minus 0.50 bps	3/1/2016	(242)	(13,888)
Deutsche Bank	KONA I Co., Ltd.	1 Month LIBOR BBA minus 11.00 bps	3/1/2016	(196)	(15,088)
Deutsche Bank	Korea District Heating Corp.	1 Month LIBOR BBA minus 0.55 bps	3/1/2016	(18)	(193)
Deutsche Bank	Kroton Educacional S.A.	1 Month LIBOR BBA minus 0.75 bps	3/2/2016	(115)	(5,380)
Deutsche Bank	LEENO Industrial , Inc.	1 Month LIBOR BBA minus 6.75 bps	3/1/2016	(76)	(6,072)
Deutsche Bank	LG Corp.	1 Month LIBOR BBA plus 0.65 bps	3/1/2016	743	(2,003)
Deutsche Bank	Li Ning Co., Ltd.	1 Month LIBOR BBA minus 3.25 bps	3/1/2016	(381)	(25,399)
Deutsche Bank	Lianhua Supermarket Holdings Co., Ltd.	1 Month LIBOR BBA minus 4.50 bps	3/1/2016	(24)	(591)
Deutsche Bank	Linx S.A.	1 Month LIBOR BBA minus 0.75 bps	3/2/2016	(70)	(1,729)
Deutsche Bank	Localiza Rent a Car S.A.	1 Month LIBOR BBA minus 0.75 bps	3/2/2016	(486)	(23,527)
Deutsche Bank	Lojas Americanas S.A.	1 Month LIBOR BBA minus 0.75 bps	3/2/2016	(755)	(48,043)
Deutsche Bank	LPP S.A.	1 Month WIBOR minus 2.50 bps	3/22/2016	(620)	(7,682)
Deutsche Bank	Lung Yen Life Service Corp.	1 Month LIBOR BBA minus 6.50 bps	3/1/2016	(47)	(26)
Deutsche Bank	Macronix International	1 Month LIBOR BBA minus 0.65 bps	3/1/2016	(103)	(3,524)
Deutsche Bank	Magnit PJSC	1 Month LIBOR BBA minus 0.45 bps	3/18/2016	(270)	(39,336)
Deutsche Bank	Malaysia Marine and Heavy Engineering Holdings BHD	1 Month LIBOR BBA minus 7.50 bps	3/9/2016	(18)	(989)
Deutsche Bank	MediaTek, Inc.	1 Month LIBOR BBA minus 0.65 bps	3/1/2016	(13)	(315)
Deutsche Bank	Minera Frisco S.A.B. de CV	1 Month LIBOR BBA minus 1.00 bps	3/23/2016	(61)	(1,555)
Deutsche Bank	Nanjing Panda Electronics Co., Ltd.	1 Month LIBOR BBA minus 2.00 bps	3/1/2016	(102)	(14,709)
Deutsche Bank	Novatek OAO	1 Month LIBOR BBA minus 0.45 bps	3/18/2016	(304)	(7,939)
Deutsche Bank	Organizacion Soriana S.A.B. de CV	1 Month LIBOR BBA minus 1.00 bps	3/23/2016	(68)	(2,023)
Deutsche Bank	Oriental Bank of Commerce	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	680	(73,690)
Deutsche Bank	Otokar Otomotiv Ve Savunma Sanayi A.S.	1 Month TRLIBOR minus 2.50 bps	3/18/2016	(776)	(2,420)
Deutsche Bank	Paradise Co., Ltd.	1 Month LIBOR BBA minus 0.55 bps	3/1/2016	(391)	(67,584)
Deutsche Bank	Partron Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	3/1/2016	577	(18,344)
Deutsche Bank	PDG Realty S.A. Empreendimentos e Participacoes	1 Month LIBOR BBA minus 5.00 bps	3/2/2016	(91)	(628)
Deutsche Bank	Pegatron Corp.	1 Month LIBOR BBA plus 0.55 bps	3/1/2016	535	(23,435)
Deutsche Bank	Phoenix S.A.tellite Television Holdings, Ltd.	1 Month LIBOR BBA minus 0.50 bps	3/1/2016	(52)	(1,626)
Deutsche Bank	Pioneer Foods, Ltd.	1 Month SABOR minus 0.80 bps	3/9/2016	(184)	(2,115)
Deutsche Bank	POSCO	1 Month LIBOR BBA plus 0.65 bps	3/1/2016	497	(20,547)
Deutsche Bank	Power Finance Corp., Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	923	(63,455)
Deutsche Bank	PPC, Ltd.	1 Month SABOR minus 0.80 bps	3/9/2016	(1,438)	(6,076)
Deutsche Bank	PW Medtech Group, Ltd.	1 Month LIBOR BBA minus 0.50 bps	3/1/2016	(76)	(2,021)
Deutsche Bank	Reliance Industries, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	447	(42,908)
Deutsche Bank	Rural Electrification Corp., Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	197	(7,625)
Deutsche Bank	Samsung Electronics Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	3/1/2016	975	(22,621)
Deutsche Bank	Samsung Fine Chemicals Co., Ltd.	1 Month LIBOR BBA minus 2.50 bps	3/1/2016	(251)	(11,961)
Deutsche Bank	Samsung SDI Co., Ltd.	1 Month LIBOR BBA minus 0.55 bps	3/1/2016	(305)	(2,103)
Deutsche Bank	Samsung Techwin Co., Ltd.	1 Month LIBOR BBA minus 1.00 bps	3/1/2016	(414)	(15,756)
Deutsche Bank	Sanlam Ltd	1 Month SABOR plus 0.80 bps	3/9/2016	6,547	(4,229)
Deutsche Bank	Seegene, Inc.	1 Month LIBOR BBA minus 6.75 bps	3/1/2016	(382)	(19,097)
Deutsche Bank	Silergy Corp.	1 Month LIBOR BBA minus 6.50 bps	3/1/2016	(92)	(6,690)
Deutsche Bank	Sinopec Kantons Holdings, Ltd.	1 Month LIBOR BBA minus 4.50 bps	3/1/2016	(166)	(3,538)
Deutsche Bank	Sinopec Oilfield Service Corp.	1 Month LIBOR BBA minus 8.00 bps	3/1/2016	(413)	(68,668)
Deutsche Bank	SK Chemicals Co., Ltd.	1 Month LIBOR BBA minus 0.55 bps	3/1/2016	(218)	(5,417)
Deutsche Bank	SK Holdings Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	3/1/2016	486	(9,958)
Deutsche Bank	SK Hynix, Inc.	1 Month LIBOR BBA plus 0.65 bps	3/1/2016	2,395	(85,081)
Deutsche Bank	SM Entertainment Co.	1 Month LIBOR BBA minus 7.25 bps	3/1/2016	(401)	(8,337)
Deutsche Bank	Southern Copper Corp.	U.S. Federal Funds Rate minus 0.40 bps	3/23/2016	(303)	(243)
Deutsche Bank	Suheung Co., Ltd.	1 Month LIBOR BBA minus 5.50 bps	3/1/2016	(156)	(13,032)
Deutsche Bank	Taiwan Life Insurance Co., Ltd.	1 Month LIBOR BBA minus 0.65 bps	3/1/2016	(139)	(4,907)
Deutsche Bank	Taiwan Semiconductor Manufacturing Co., Ltd.	1 Month LIBOR BBA plus 0.55 bps	3/1/2016	1,180	(53,618)
Deutsche Bank	Tata Motors, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	5,050	(31,634)
Deutsche Bank	Tech Mahindra, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/18/2016	178	(31,978)
Deutsche Bank	Tim Participacoes S.A.	1 Month LIBOR BBA minus 0.75 bps	3/2/2016	(477)	(7,396)
Deutsche Bank	Ton Yi Industrial Corp.	1 Month LIBOR BBA minus 2.00 bps	3/1/2016	(49)	(807)
Deutsche Bank	Tong Ren Tang Technologies Co., Ltd.	1 Month LIBOR BBA minus 0.50 bps	3/1/2016	(85)	(4,814)
Deutsche Bank	TOTVS S.A.	1 Month LIBOR BBA minus 0.75 bps	3/2/2016	(187)	(16,512)
Deutsche Bank	Towngas China Co., Ltd.	1 Month LIBOR BBA minus 1.00 bps	3/1/2016	(246)	(5,713)
Deutsche Bank	Tractebel Energia S.A.	1 Month LIBOR BBA minus 0.75 bps	3/2/2016	(410)	(24,745)
Deutsche Bank	Trencor, Ltd.	1 Month SABOR minus 0.80 bps	3/9/2016	(795)	(1,221)
Deutsche Bank	Truworths International, Ltd.	1 Month SABOR plus 0.80 bps	3/9/2016	5,942	(4,518)
Deutsche Bank	Tsingtao Brewery Co., Ltd.	1 Month LIBOR BBA minus 0.50 bps	3/1/2016	(599)	(30,999)
Deutsche Bank	Turkcell Iletisim Hizmetleri AS	1 Month TRLIBOR minus 2.50 bps	3/18/2016	(1,073)	(1,627)
Deutsche Bank	Turkiye Vakiflar Bankasi TAO	1 Month TRLIBOR plus 0.90 bps	3/18/2016	1,749	(43,393)
Deutsche Bank	Uni-President China Holdings, Ltd.	1 Month LIBOR BBA minus 0.50 bps	3/1/2016	(212)	(6,409)
Deutsche Bank	VTB Bank OJSC	1 Month LIBOR BBA minus 0.45 bps	3/18/2016	(145)	(5,172)
Deutsche Bank	Wisdom Holdings Group	1 Month LIBOR BBA minus 0.50 bps	3/1/2016	(148)	(15,057)
Deutsche Bank	Woori Bank	1 Month LIBOR BBA plus 0.65 bps	3/1/2016	942	(3,788)
Deutsche Bank	Wowprime Corp.	1 Month LIBOR BBA minus 4.75 bps	3/1/2016	(108)	(3,284)
Deutsche Bank	Xinchen China Power Holdings, Ltd.	1 Month LIBOR BBA minus 5.00 bps	3/1/2016	(24)	(1,371)
Deutsche Bank	XL Axiata Tbk PT	1 Month LIBOR BBA minus 4.50 bps	3/9/2016	(36)	(162)
Deutsche Bank	X-Legend Entertainment Co., Ltd.	1 Month LIBOR BBA minus 7.00 bps	3/1/2016	(31)	(349)
Deutsche Bank	YG Entertainment, Inc.	1 Month LIBOR BBA minus 5.75 bps	3/1/2016	(274)	(10,187)
Deutsche Bank	ZTE Corp.	1 Month LIBOR BBA minus 0.50 bps	3/1/2016	(430)	(19,095)

				$3,155	$(2,936,501)

* Notional amounts reflected as a positive value indicate a long position held by the Fund and a negative value indicates a short position.

MainStay VP Floating Rate Portfolio

Portfolio of Investments March 31, 2015 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 96.8%†
	Corporate Bonds 0.8%
	Containers, Packaging & Glass 0.1%
	Greif, Inc. 7.75%, due 8/1/19	$650,000	$732,063
	Reynolds Group Issuer, Inc. 9.875%, due 8/15/19	239,000	255,730
			987,793
	Mining, Steel, Iron & Non-Precious Metals 0.1%
	FMG Resources (August 2006) Pty, Ltd. 6.00%, due 4/1/17 (a)	1,000,000	985,000

	Real Estate 0.3%
	iStar Financial, Inc.
	4.00%, due 11/1/17	1,200,000	1,185,000
	5.00%, due 7/1/19	1,200,000	1,200,000
			2,385,000
	Software 0.2%
¤	First Data Corp. 6.75%, due 11/1/20 (a)	1,696,000	1,806,240

	Telecommunications 0.1%
	T-Mobile USA, Inc. 6.25%, due 4/1/21	400,000	416,000

	Total Corporate Bonds (Cost $6,363,257)		6,580,033

	Floating Rate Loans 87.0% (b)
	Aerospace & Defense 2.3%
	American Airlines, Inc. Exit Term Loan 3.75%, due 6/27/19	3,148,973	3,146,161
	BE Aerospace, Inc. 2014 Term Loan B 4.00%, due 12/16/21	3,491,250	3,515,252
	Booz Allen Hamilton, Inc. New Term Loan 3.75%, due 7/31/19	5,753,997	5,773,176
	TransDigm, Inc. Term Loan C 3.75%, due 2/28/20	4,274,061	4,265,381
	U.S. Airways Group, Inc. New Term Loan B1 3.50%, due 5/23/19	1,841,000	1,834,753
			18,534,723
	Automobile 4.6%
	Affinia Group Intermediate Holdings, Inc. Term Loan B2 4.75%, due 4/27/20	2,643,371	2,643,371
	Allison Transmission, Inc. New Term Loan B3 3.50%, due 8/23/19	3,102,104	3,099,520
	Capital Automotive, L.P.
	New Term Loan B 4.00%, due 4/10/19	4,598,961	4,608,540
	New 2nd Lien Term Loan 6.00%, due 4/30/20	666,667	676,667
	Chrysler Group LLC
	2018 Term Loan B 3.25%, due 12/31/18	1,188,000	1,185,277
	New Term Loan B 3.50%, due 5/24/17	3,845,163	3,839,876
	Federal-Mogul Holdings Corp. New Term Loan C 4.75%, due 4/15/21	4,975,000	4,957,588
	Goodyear Tire & Rubber Co. (The) New 2nd Lien Term Loan 4.75%, due 4/30/19	5,125,000	5,163,437
	KAR Auction Services, Inc. Term Loan B2 3.50%, due 3/11/21	1,614,910	1,607,509
	MPG Holdco I, Inc. Term Loan B 4.25%, due 10/20/21	3,144,593	3,156,363
	Tower Automotive Holdings USA LLC New Term Loan 4.00%, due 4/23/20	3,258,904	3,250,757
	U.S. Farathane LLC Term Loan B 6.75%, due 12/23/21	1,851,563	1,857,349
			36,046,254
	Beverage, Food & Tobacco 1.4%
	Albertson's Holdings LLC Term Loan B4 5.50%, due 8/25/21	4,400,000	4,433,611
	American Seafoods Group LLC New Term Loan B 6.50%, due 3/18/18 (c)	1,284,083	1,226,300
	H.J. Heinz Co. Term Loan B2 3.25%, due 6/5/20	1,105,590	1,105,452
	New Albertson's, Inc. Term Loan 4.75%, due 6/27/21	2,155,833	2,159,203
	Pinnacle Foods Finance LLC Term Loan G 3.00%, due 4/29/20	2,075,521	2,065,515
			10,990,081
	Broadcasting & Entertainment 4.7%
	Cequel Communications LLC Term Loan B 3.50%, due 2/14/19	2,942,016	2,944,314
	Charter Communications Operating LLC Term Loan G 4.25%, due 9/12/21	1,800,000	1,812,938
	Clear Channel Communications, Inc. Term Loan D 6.928%, due 1/30/19	1,750,000	1,662,063
	Cumulus Media Holdings, Inc. 2013 Term Loan 4.25%, due 12/23/20	4,021,683	3,942,255
	Hubbard Radio LLC Term Loan B 4.50%, due 4/29/19	1,726,563	1,720,088
	Mission Broadcasting, Inc. Term Loan B2 3.75%, due 10/1/20	551,139	549,302
	Nexstar Broadcasting, Inc. Term Loan B2 3.75%, due 10/1/20	625,000	622,917
	Numericable U.S. LLC
	USD Term Loan B1 4.50%, due 5/21/20	1,871,847	1,876,527
	USD Term Loan B2 4.50%, due 5/21/20	1,619,403	1,623,451
	TWCC Holding Corp. REFI Term Loan B 3.50%, due 2/13/17	874,769	837,591
¤	Univision Communications, Inc.
	Term Loan C3 4.00%, due 3/1/20	2,351,551	2,346,161
	Term Loan C4 4.00%, due 3/1/20	5,148,010	5,136,751
	UPC Financing Partnership USD Term Loan AH 3.25%, due 6/30/21	1,417,292	1,405,482
	Virgin Media Bristol LLC USD Term Loan B 3.50%, due 6/7/20	4,274,047	4,267,516
	WideOpenWest Finance LLC Term Loan B 4.75%, due 4/1/19	6,818,356	6,824,445
			37,571,801
	Buildings & Real Estate 2.2%
	Continental Building Products LLC 1st Lien Term Loan 4.00%, due 8/28/20	2,341,066	2,327,167
	CPG International, Inc. New Term Loan 4.75%, due 9/30/20	984,706	968,294
	Realogy Corp. New Term Loan B 3.75%, due 3/5/20	6,811,652	6,799,731
	USIC Holdings, Inc. 1st Lien Term Loan 4.00%, due 7/10/20 (c)	1,965,000	1,935,525
	Wilsonart LLC Term Loan B 4.00%, due 10/31/19	5,213,306	5,193,757
			17,224,474
	Cargo Transport 0.3%
	Swift Transportation Co. LLC 2014 Term Loan B 3.75%, due 6/9/21	2,475,000	2,479,641

	Chemicals, Plastics & Rubber 4.2%
	Allnex USA, Inc. USD Term Loan B2 4.50%, due 10/3/19	710,234	711,122
	Axalta Coating Systems US Holdings, Inc. USD Term Loan 3.75%, due 2/1/20	5,421,914	5,385,560
	AZ Chem US, Inc. 1st Lien Term Loan 4.50%, due 6/12/21	1,458,469	1,460,065
	ColourOz Investment 2 LLC USD 2nd Lien Term Loan B2 8.25%, due 9/6/22	642,857	623,571
	ECO Services Operations LLC Term Loan B 4.75%, due 12/4/21	698,250	699,996
	Emerald Performance Materials LLC
	New 1st Lien Term Loan 4.50%, due 8/1/21	746,250	746,250
	New 2nd Lien Term Loan 7.75%, due 8/1/22	700,000	684,833
	Flint Group US LLC USD 1st Lien Term Loan B2 4.75%, due 9/7/21	796,926	794,933
	Ineos US Finance LLC
	USD 6 Year Term Loan 3.75%, due 5/4/18	1,199,021	1,191,742
	2015 USD Term Loan 4.25%, due 3/31/22 (c)	2,300,000	2,299,522
	MacDermid, Inc.
	USD 1st Lien Term Loan 4.50%, due 6/7/20	3,930,000	3,941,228
	Term Loan B2 4.75%, due 6/7/20	997,500	1,002,737
	Polymer Group, Inc. 1st Lien Term Loan 5.25%, due 12/19/19	2,370,000	2,374,937
	PQ Corp. 2014 Term Loan 4.00%, due 8/7/17	3,224,078	3,209,424
	Solenis International, L.P.
	USD 1st Lien Term Loan 4.25%, due 7/31/21	895,500	891,862
	USD 2nd Lien Term Loan 7.75%, due 7/31/22	750,000	725,156
¤	Univar, Inc. Term Loan B 5.00%, due 6/30/17	6,859,480	6,845,548
			33,588,486
	Containers, Packaging & Glass 2.6%
	Ardagh Holdings USA, Inc. Incremental Term Loan 4.00%, due 12/17/19	2,979,950	2,986,157
	Berry Plastics Holding Corp. Term Loan E 3.75%, due 1/6/21	3,622,173	3,622,677
	Caraustar Industries, Inc. Term Loan B 8.00%, due 5/1/19	922,721	917,339
	Centor US Holding, Inc.
	USD 1st Lien Term Loan 4.25%, due 5/2/21	2,461,300	2,461,300
	USD 2nd Lien Term Loan 8.00%, due 5/2/22	350,000	350,000
	Rack Merger Sub, Inc.
	2014 USD Term Loan 4.75%, due 10/1/21	1,393,000	1,394,160
	2nd Lien Term Loan 8.25%, due 10/3/22	571,429	570,714
¤	Reynolds Group Holdings, Inc. New Dollar Term Loan 4.50%, due 12/1/18	6,852,563	6,874,587
	Signode Industrial Group US, Inc. USD Term Loan B 3.75%, due 5/1/21	1,637,037	1,621,690
			20,798,624
	Diversified/Conglomerate Manufacturing 3.2%
	Allied Security Holdings LLC
	New 1st Lien Term Loan 4.25%, due 2/12/21	1,218,452	1,217,691
	New 2nd Lien Term Loan 8.00%, due 8/13/21	435,616	434,165
	Atkore International, Inc.
	1st Lien Term Loan 4.50%, due 4/9/21	1,588,000	1,568,150
	2nd Lien Term Loan 7.75%, due 10/9/21	1,050,000	1,013,250
	Doosan Infracore International, Inc. Term Loan B 4.50%, due 5/28/21	2,746,731	2,774,198
	Gardner Denver, Inc. USD Term Loan 4.25%, due 7/30/20	4,354,365	4,127,394
	Maxim Crane Works, L.P. 2nd Lien Term Loan 10.25%, due 11/26/18	937,500	916,406
	Mueller Water Products, Inc. New Term Loan B 4.00%, due 11/25/21	1,546,125	1,551,923
	NN, Inc. Term Loan B 6.00%, due 8/27/21	1,946,429	1,946,429
	North American Lifting Holdings, Inc. 1st Lien Term Loan 5.50%, due 11/27/20	2,097,591	2,010,191
	Quikrete Holdings, Inc.
	1st Lien Term Loan 4.00%, due 9/28/20	5,681,574	5,672,103
	2nd Lien Term Loan 7.00%, due 3/26/21	618,947	622,042
	Sensus USA, Inc. 1st Lien Term Loan 4.50%, due 5/9/17	1,440,060	1,440,060
			25,294,002
	Diversified/Conglomerate Service 8.8%
	Acosta Holdco, Inc. 2014 Term Loan 5.00%, due 9/26/21	4,132,500	4,163,494
	Advantage Sales & Marketing, Inc.
	2014 1st Lien Term Loan 4.25%, due 7/23/21	4,975,000	4,967,891
	2014 2nd Lien Term Loan 7.50%, due 7/25/22	625,000	624,844
	Applied Systems, Inc.
	New 1st Lien Term Loan 4.286%, due 1/25/21	1,462,500	1,461,769
	New 2nd Lien Term Loan 7.50%, due 1/24/22	600,000	597,150
	AVSC Holding Corp. 1st Lien Term Loan 4.50%, due 1/24/21	627,237	624,885
	Brickman Group, Ltd. LLC
	1st Lien Term Loan 4.00%, due 12/18/20	3,555,067	3,531,860
	2nd Lien Term Loan 7.50%, due 12/17/21	600,000	600,750
	Brock Holdings III, Inc.
	New Term Loan B 6.00%, due 3/16/17	1,359,118	1,336,465
	New 2nd Lien Term Loan 10.00%, due 3/16/18	750,000	697,500
	Capital Safety North America Holdings, Inc.
	1st Lien Term Loan 3.75%, due 3/29/21	1,808,571	1,778,428
	2nd Lien Term Loan 6.50%, due 3/28/22	800,000	782,000
	CCC Information Services, Inc. Term Loan 4.00%, due 12/20/19	1,518,818	1,512,173
	CompuCom Systems, Inc. REFI Term Loan B 4.25%, due 5/11/20	4,137,987	3,848,328
	Connolly Corp. 1st Lien Term Loan 5.00%, due 5/14/21	2,223,206	2,232,933
	Crossmark Holdings, Inc.
	1st Lien Term Loan 4.50%, due 12/20/19 (c)	1,509,546	1,445,390
	2nd Lien Term Loan 8.75%, due 12/21/20 (c)	800,000	720,000
¤	First Data Corp.
	New 2018 Extended Term Loan 3.674%, due 3/24/18	750,000	749,218
	New 2018 Term Loan 3.674%, due 9/24/18	2,400,000	2,397,600
	Extended 2021 Term Loan 4.174%, due 3/24/21	4,003,173	4,018,902
	Genesys Telecom Holdings U.S., Inc.
	Term Loan B 4.00%, due 2/8/20	2,286,693	2,268,589
	Delayed Draw Term Loan 4.50%, due 11/13/20	987,500	989,557
	Information Resources, Inc. Term Loan B 4.75%, due 9/30/20	997,468	1,004,949
	Kronos, Inc. Initial Incremental Term Loan 4.50%, due 10/30/19	2,966,181	2,969,272
	Mitchell International, Inc. New 1st Lien Term Loan 4.50%, due 10/12/20	2,174,797	2,179,778
	MX Holdings U.S., Inc. USD Term Loan B 4.25%, due 8/14/20	2,362,754	2,336,173
	Sabre, Inc. Term Loan B 4.00%, due 2/19/19	997,449	997,865
	ServiceMaster Co. 2014 Term Loan B 4.25%, due 7/1/21	6,268,500	6,272,418
	Sophia, L.P. 2014 Term Loan B 4.00%, due 7/19/18	2,014,830	2,011,807
	Sungard Availability Services Capital, Inc. Term Loan B 6.00%, due 3/31/19	1,113,750	968,962
	SunGard Data Systems, Inc.
	Term Loan C 3.925%, due 2/28/17	1,721,215	1,720,678
	Term Loan E 4.00%, due 3/8/20	2,440,734	2,445,616
	Vantiv LLC 2014 Term Loan B 3.75%, due 6/13/21	2,548,929	2,558,487
	Verint Systems, Inc. USD Term Loan 3.50%, due 9/6/19	2,409,521	2,404,099
			69,219,830
	Ecological 0.4%
	ADS Waste Holdings, Inc. New Term Loan 3.75%, due 10/9/19	1,665,870	1,646,609
	Waste Industries USA, Inc. New Term Loan B 4.25%, due 2/27/20	1,333,333	1,336,667
			2,983,276
	Electronics 5.0%
	Blue Coat Systems, Inc.
	1st Lien Term Loan 4.00%, due 5/31/19	3,239,667	3,236,969
	2nd Lien Term Loan 9.50%, due 6/28/20	1,000,000	1,022,500
	BMC Software Finance, Inc. USD Term Loan 5.00%, due 9/10/20	2,765,111	2,703,587
	CDW LLC New Term Loan 3.25%, due 4/29/20	966,234	956,437
	Dell, Inc. USD Term Loan B 4.50%, due 4/29/20	5,917,557	5,948,789
	Eagle Parent, Inc. New Term Loan 4.00%, due 5/16/18	3,707,857	3,704,149
	EIG Investors Corp. 2013 Term Loan 5.00%, due 11/9/19	3,421,644	3,432,336
	Evertec Group LLC New Term Loan B 3.50%, due 4/17/20	3,341,731	3,289,517
	Go Daddy Operating Co. LLC New Term Loan B 4.75%, due 5/13/21	2,982,487	2,991,808
	Infor (US), Inc.
	USD Term Loan B3 3.75%, due 6/3/20	970,834	959,609
	USD Term Loan B5 3.75%, due 6/3/20	3,878,247	3,840,849
	Peak 10, Inc. 1st Lien Term Loan 5.00%, due 6/17/21	46,516	46,414
	Riverbed Technology, Inc. Term Loan B TBD, due 4/24/22 (c)	2,000,000	2,015,714
	Sybil Software LLC Term Loan 4.75%, due 3/20/20	1,662,500	1,669,428
	Zebra Technologies Corp. Term Loan B 4.75%, due 10/27/21	3,350,649	3,386,947
			39,205,053
	Finance 2.5%
	Avis Budget Car Rental LLC New Term Loan B 3.00%, due 3/15/19	1,574,601	1,578,538
	Brand Energy & Infrastructure Services, Inc. New Term Loan B 4.75%, due 11/26/20	4,806,106	4,667,930
	Duff & Phelps Investment Management Co.
	Term Loan B 4.50%, due 4/23/20	2,949,994	2,932,786
	Incremental Term Loan 4.50%, due 4/23/20	498,750	498,750
	Incremental Delayed Draw Term Loan 4.50%, due 4/23/20	498,750	498,750
	Hertz Corp. (The)
	Term Loan B2 3.50%, due 3/11/18	312,483	311,154
	New Synthetic LC 3.75%, due 3/11/18 (c)	2,750,000	2,722,500
	Interactive Data Corp. 2014 Term Loan 4.75%, due 5/2/21	4,474,969	4,494,547
	Ocwen Financial Corp. Term Loan 5.00%, due 2/15/18	2,352,000	2,288,301
			19,993,256
	Healthcare, Education & Childcare 9.8%
	Akorn, Inc. Term Loan B 4.50%, due 4/16/21	2,885,500	2,890,310
	Amsurg Corp. 1st Lien Term Loan B 3.75%, due 7/16/21	3,776,475	3,781,195
¤	Community Health Systems, Inc.
	Term Loan D 4.25%, due 1/27/21	6,768,636	6,799,657
	Term Loan F 3.428%, due 12/31/18	1,352,038	1,351,555
	Curo Health Services LLC 2015 1st Lien Term Loan 6.50%, due 2/2/22	750,000	748,125
	DaVita HealthCare Partners, Inc. Term Loan B 3.50%, due 6/24/21	5,413,591	5,422,291
	Envision Healthcare Corp. Term Loan 4.00%, due 5/25/18	4,850,899	4,864,545
	Grifols Worldwide Operations USA, Inc. USD Term Loan B 3.178%, due 2/27/21	2,992,443	2,995,875
	HCA, Inc. Extended Term Loan B4 3.025%, due 5/1/18	1,341,515	1,342,144
	IASIS Healthcare LLC Term Loan B2 4.50%, due 5/3/18	3,297,331	3,301,452
	Ikaria, Inc.
	1st Lien Term Loan 5.00%, due 2/12/21	2,606,713	2,607,800
	2nd Lien Term Loan 8.75%, due 2/14/22	600,000	606,750
	IMS Health, Inc. New USD Term Loan 3.50%, due 3/17/21	1,563,844	1,558,469
	Kindred Healthcare, Inc. New Term Loan 4.25%, due 4/9/21	2,779,000	2,789,421
	Kinetic Concepts, Inc. USD Term Loan E1 4.50%, due 5/4/18	4,377,496	4,387,074
	Millennium Laboratories, Inc. Term Loan B 5.25%, due 4/16/21	1,985,000	1,997,406
¤	Onex Carestream Finance, L.P.
	1st Lien Term Loan 5.00%, due 6/7/19	5,544,814	5,559,830
	2nd Lien Term Loan 9.50%, due 12/7/19	2,723,401	2,714,890
	Opal Acquisition, Inc. 1st Lien Term Loan 5.00%, due 11/27/20	2,854,086	2,854,086
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21	2,654,167	2,627,211
	Pharmaceutical Product Development LLC New Term Loan B 4.00%, due 12/5/18	3,873,325	3,869,866
	PharMedium Healthcare Corp. 1st Lien Term Loan 4.25%, due 1/28/21	851,000	843,199
	Quintiles Transnational Corp. Term Loan B3 3.75%, due 6/8/18	3,993,984	3,995,234
	Salix Pharmaceuticals, Ltd. Term Loan 5.50%, due 1/2/20	3,350,045	3,347,532
	Select Medical Corp. Series E Term Loan B 3.75%, due 6/1/18	1,488,842	1,486,981
	Valeant Pharmaceuticals International
	Delayed Draw TL B F2 TBD, due 4/1/22 (c)	1,115,318	1,120,198
	Term Loan B F1 TBD, due 4/1/22 (c)	1,456,110	1,462,481
			77,325,577
	Home and Office Furnishings, Housewares & Durable Consumer Products 0.6%
	Serta Simmons Holdings LLC Term Loan 4.25%, due 10/1/19	4,122,739	4,127,892
	Tempur-Pedic International, Inc. REFI Term Loan B 3.50%, due 3/18/20	1,042,827	1,042,827
			5,170,719
	Hotels, Motels, Inns & Gaming 4.8%
	Caesars Entertainment Operating Co.
	Extended Term Loan B5 6.005%, due 3/1/17	2,415,033	2,198,888
	Extended Term Loan B6 7.005%, due 3/1/17	1,850,914	1,690,116
	Term Loan B7 9.75%, due 1/28/18	1,075,423	977,290
	Caesars Entertainment Resort Properties LLC Term Loan B 7.00%, due 10/11/20	3,456,250	3,263,996
	CityCenter Holdings LLC Term Loan B 4.25%, due 10/16/20	3,591,118	3,603,087
	Hilton Worldwide Finance LLC USD Term Loan B2 3.50%, due 10/26/20	3,933,432	3,936,945
	La Quinta Intermediate Holdings LLC Term Loan B 4.00%, due 4/14/21	3,508,427	3,516,103
	MGM Resorts International Term Loan B 3.50%, due 12/20/19	3,910,000	3,896,968
	Pinnacle Entertainment, Inc. Term Loan B2 3.75%, due 8/13/20	1,806,544	1,805,415
¤	Scientific Games International, Inc. 2014 Term Loan B1 6.00%, due 10/18/20	7,406,250	7,418,152
	Station Casinos LLC Term Loan B 4.25%, due 3/2/20	5,740,951	5,752,226
			38,059,186
	Insurance 1.8%
	Asurion LLC New Term Loan B1 5.00%, due 5/24/19	4,115,921	4,126,948
	Hub International, Ltd. Term Loan B 4.00%, due 10/2/20	3,394,284	3,363,169
	MPH Acquisition Holdings LLC Term Loan 3.75%, due 3/31/21	1,423,055	1,418,227
	Sedgwick Claims Management Services, Inc.
	1st Lien Term Loan 3.75%, due 3/1/21	3,062,797	3,023,556
	2nd Lien Term Loan 6.75%, due 2/28/22	2,400,000	2,340,000
			14,271,900
	Leisure, Amusement, Motion Pictures & Entertainment 1.8%
	Boyd Gaming Corp. Term Loan B 4.00%, due 8/14/20	1,540,356	1,541,078
	Creative Artists Agency, LLC Term Loan B 5.50%, due 12/17/21	1,995,000	2,012,456
	Fitness International LLC Term Loan B 5.50%, due 7/1/20	2,979,987	2,771,388
	Regal Cinemas Corp. 2015 Term Loan 3.75%, due 4/1/22	1,647,142	1,649,201
	William Morris Endeavor Entertainment LLC
	1st Lien Term Loan 5.25%, due 5/6/21	1,898,156	1,877,751
	2nd Lien Term Loan 8.25%, due 5/1/22	1,200,000	1,137,000
	WMG Acquisition Corp. New Term Loan 3.75%, due 7/1/20	3,285,804	3,204,480
			14,193,354
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 3.0%
	Alliance Laundry Systems LLC
	REFI Term Loan 4.25%, due 12/10/18	3,127,832	3,131,742
	2nd Lien Term Loan 9.50%, due 12/10/19	920,455	922,756
	Apex Tool Group LLC Term Loan B 4.50%, due 1/31/20	2,540,557	2,488,158
	CPM Acquisition Corp.
	1st Lien Term Loan 6.25%, due 8/29/17	1,871,796	1,867,117
	2nd Lien Term Loan 10.25%, due 3/1/18	1,093,700	1,093,700
	Generac Power Systems, Inc. Term Loan B 3.25%, due 5/31/20	1,907,200	1,900,048
	Onex Wizard US Acquisition, Inc. USD Term Loan 5.25%, due 3/13/22	1,000,000	1,008,906
¤	Rexnord LLC 1st Lien Term Loan B 4.00%, due 8/21/20	7,856,950	7,854,145
	Silver II US Holdings LLC Term Loan 4.00%, due 12/13/19	3,439,094	3,257,468
			23,524,040
	Mining, Steel, Iron & Non-Precious Metals 2.7%
	Ameriforge Group, Inc. 1st Lien Term Loan 5.00%, due 12/19/19	2,973,741	2,602,023
	Arch Coal, Inc. Term Loan B 6.25%, due 5/16/18	438,717	338,361
	Fairmount Minerals, Ltd. New Term Loan B2 4.50%, due 9/5/19	1,989,899	1,743,649
	Gates Global, Inc. Term Loan B 4.25%, due 7/5/21	4,477,500	4,457,911
	JMC Steel Group, Inc. Term Loan 4.75%, due 4/1/17	997,742	993,169
	McJunkin Red Man Corp. New Term Loan 5.00%, due 11/8/19 (c)	3,048,724	2,930,586
	Minerals Technologies, Inc. Term Loan B 4.00%, due 5/7/21	2,380,333	2,389,260
	Novelis, Inc. New Term Loan 3.75%, due 3/10/17	4,312,536	4,306,248
	Peabody Energy Corp. Term Loan B 4.25%, due 9/24/20	1,477,500	1,325,264
			21,086,471
	Oil & Gas 2.7%
	American Energy-Marcellus LLC
	1st Lien Term Loan 5.25%, due 8/4/20	1,000,000	844,000
	2nd Lien Term Loan 8.50%, due 8/4/21	250,000	185,312
	CITGO Holding, Inc. 2015 Term Loan B 9.50%, due 5/12/18	3,192,000	3,172,050
	Energy Transfer Equity, L.P. 2015 Term Loan 4.00%, due 12/2/19	4,000,000	3,985,000
	EP Energy LLC Term Loan B2 4.50%, due 4/30/19	937,500	892,969
	Fieldwood Energy LLC 2nd Lien Term Loan 8.375%, due 9/30/20	2,470,443	1,797,247
	FTS International, Inc. New Term Loan B 5.75%, due 4/16/21	1,745,455	1,348,364
	HGIM Corp. Term Loan B 5.50%, due 6/18/20	799,608	541,068
	Philadelphia Energy Solutions LLC Term Loan B 6.25%, due 4/4/18 (c)	1,470,000	1,410,281
	Samson Investment Co. New 2nd Lien Term Loan 5.00%, due 9/25/18	3,300,000	1,716,000
	Seadrill Partners Finco LLC Term Loan B 4.00%, due 2/21/21	2,058,360	1,629,413
	Sheridan Investment Partners II, L.P.
	Term Loan A 4.25%, due 12/16/20	170,655	148,897
	Term Loan B 4.25%, due 12/16/20	1,226,790	1,070,375
	Term Loan M 4.25%, due 12/16/20	63,645	55,530
	Templar Energy LLC New 2nd Lien Term Loan 8.50%, due 11/25/20	1,500,000	1,011,750
	Western Refining, Inc. Term Loan B 4.25%, due 11/12/20	1,481,250	1,470,141
			21,278,397
	Personal & Nondurable Consumer Products (Manufacturing Only) 1.2%
	ABC Supply Co., Inc. Term Loan 3.50%, due 4/16/20	2,955,000	2,942,687
	Prestige Brands, Inc. New Term Loan 4.125%, due 1/31/19	988,636	989,564
	Spectrum Brands, Inc. Term Loan C 3.50%, due 9/4/19	206,283	206,128
	SRAM LLC New Term Loan B 4.013%, due 4/10/20	3,282,486	3,274,279
	Varsity Brands, Inc. 1st Lien Term Loan 6.00%, due 12/11/21	1,995,000	2,009,962
			9,422,620
	Personal Transportation 0.3%
	Orbitz Worldwide, Inc. 2014 Term Loan B 4.50%, due 4/15/21	909,384	907,963
	United Airlines, Inc. New Term Loan B 3.50%, due 4/1/19	1,455,076	1,445,255
			2,353,218
	Personal, Food & Miscellaneous Services 0.1%
	Weight Watchers International, Inc. Term Loan B2 4.00%, due 4/2/20	1,314,643	702,102

	Printing & Publishing 1.6%
	Cengage Learning Acquisitions, Inc. 1st Lien Term Loan 7.00%, due 3/31/20	683,344	685,394
	Checkout Holding Corp. 1st Lien Term Loan 4.50%, due 4/9/21	1,985,000	1,726,950
	Dex Media East LLC New Term Loan 6.00%, due 12/30/16	265,574	203,828
	Getty Images, Inc. Term Loan B 4.75%, due 10/18/19	1,810,193	1,522,372
	McGraw-Hill Global Education Holdings LLC New 1st Lien Term Loan 5.75%, due 3/22/19	592,500	596,573
	Penton Media, Inc. New 2nd Lien Term Loan 9.00%, due 10/2/20	600,000	597,750
	R.H. Donnelley, Inc. New Term Loan 9.75%, due 12/31/16	359,258	247,888
	SNL Financial LC Term Loan 4.50%, due 10/23/18	1,892,493	1,885,396
	Tribune Co. 2013 Term Loan 4.00%, due 12/27/20	5,068,159	5,065,625
			12,531,776
	Retail Store 6.4%
	Academy, Ltd. Term Loan 4.50%, due 8/3/18	930,821	931,652
	American Tire Distributors Holdings, Inc.
	2015 Term Loan 5.25%, due 9/1/21	2,978,329	2,988,666
	Term Loan B 7.00%, due 6/1/18	2,970,945	2,970,945
	BJ's Wholesale Club, Inc. New 1st Lien Term Loan 4.50%, due 9/26/19	3,959,943	3,958,086
	Dollar Tree, Inc. Term Loan B 4.25%, due 3/9/22	2,400,000	2,424,374
	Harbor Freight Tools USA, Inc. New 1st Lien Term Loan 4.75%, due 7/26/19	2,836,069	2,849,540
	J Crew Group, Inc. New Term Loan B 4.00%, due 3/5/21	1,041,012	965,538
	Leslie's Poolmart, Inc. New Term Loan 4.25%, due 10/16/19	4,320,011	4,298,411
¤	Michaels Stores, Inc.
	Term Loan B 3.75%, due 1/28/20	7,316,579	7,304,822
	Incremental 2014 Term Loan B2 4.00%, due 1/28/20	1,194,000	1,194,214
	NBTY, Inc. Term Loan B2 3.50%, due 10/1/17	793,222	781,324
	Neiman Marcus Group, Inc. (The) 2020 Term Loan 4.25%, due 10/25/20	4,933,851	4,912,547
	Party City Holdings, Inc. Term Loan 4.00%, due 7/27/19	4,242,037	4,230,673
	Petco Animal Supplies, Inc. New Term Loan 4.00%, due 11/24/17	3,944,679	3,942,214
	PetSmart, Inc. 1st Lien Term Loan 5.00%, due 3/11/22	3,250,000	3,272,896
	Pilot Travel Centers LLC 2014 Term Loan B 4.25%, due 10/1/21	3,283,500	3,308,714
			50,334,616
	Telecommunications 3.4%
	Avaya, Inc.
	Extended Term Loan B3 4.676%, due 10/26/17	985,408	969,518
	Term Loan B6 6.50%, due 3/30/18	4,395,937	4,381,896
	Crown Castle Operating Co. Term Loan B2 3.00%, due 1/31/21	1,867,578	1,861,508
	Level 3 Financing, Inc.
	New 2019 Term Loan 4.00%, due 8/1/19	3,200,000	3,202,400
	2020 Term Loan B 4.00%, due 1/15/20	2,000,000	2,002,916
	Incremental Term Loan B5 4.50%, due 1/31/22	1,440,000	1,446,428
	LTS Buyer LLC 1st Lien Term Loan 4.00%, due 4/13/20	2,947,500	2,933,992
	Mitel US Holdings, Inc. New Term Loan 5.25%, due 1/31/20	1,179,349	1,179,349
	Syniverse Holdings, Inc. Term Loan 4.00%, due 4/23/19	3,816,269	3,590,472
	Zayo Group LLC Term Loan B 4.00%, due 7/2/19	5,411,713	5,415,939
			26,984,418
	Utilities 4.6%
	Astoria Energy LLC Term Loan B 5.00%, due 12/24/21	2,652,750	2,644,460
	Bayonne Energy Center LLC Term Loan B 5.00%, due 8/19/21 (c)	1,745,408	1,745,955
	Calpine Corp.
	Term Loan B1 4.00%, due 4/1/18	3,365,072	3,372,082
	Term Loan B2 4.00%, due 4/1/18	2,892,337	2,897,158
	Dynegy Holdings, Inc. Term Loan B2 4.00%, due 4/23/20	4,091,078	4,093,999
	EIF Channelview Cogeneration LLC Term Loan B 4.25%, due 5/8/20	870,151	867,976
	Energy Future Intermediate Holding Co. LLC DIP Term Loan 4.25%, due 6/19/16	5,000,000	5,018,750
	Equipower Resources Holdings LLC
	1st Lien Term Loan 4.25%, due 12/21/18	2,991,777	2,987,104
	Term Loan C 4.25%, due 12/31/19	1,994,789	1,991,673
	Essential Power LLC Term Loan B 4.75%, due 8/8/19	2,184,683	2,186,048
	Granite Acquisition, Inc.
	Term Loan B 5.00%, due 12/19/21	1,528,736	1,544,023
	Term Loan C 5.00%, due 12/19/21	67,433	68,107
	2nd Lien Term Loan B 8.25%, due 12/19/22	800,000	809,000
	Green Energy Partners/Stonewall LLC Term Loan B1 6.50%, due 11/13/21 (c)	680,000	686,800
	La Frontera Generation LLC Term Loan 4.50%, due 9/30/20	4,430,739	4,434,430
	Southeast PowerGen LLC Term Loan B 4.50%, due 12/2/21	928,673	933,316
			36,280,881
	Total Floating Rate Loans (Cost $694,688,132)		687,448,776

	Foreign Floating Rate Loans 9.0% (b)
	Automobile 0.2%
	INA Beteiligungsgesellschaft mbH USD Term Loan B 4.25%, due 5/15/20	1,500,000	1,509,375

	Beverage, Food & Tobacco 0.2%
	Charger OpCo B.V. USD Term Loan B1 3.50%, due 7/23/21	1,500,000	1,490,625

	Chemicals, Plastics & Rubber 0.2%
	Allnex (Luxembourg) & Cy S.C.A. USD Term Loan B1 4.50%, due 10/3/19	1,368,857	1,370,568
	Flint Group GmbH USD Term Loan C 4.75%, due 9/7/21	131,741	131,411
			1,501,979
	Containers, Packaging & Glass 0.4%
	CD&R Millennium HoldCo 6 S.A.R.L.
	USD 1st Lien Term Loan 4.50%, due 7/31/21	1,622,845	1,613,210
	USD 2nd Lien Term Loan 8.25%, due 7/31/22	1,400,000	1,365,000
			2,978,210
	Electronics 0.6%
	Avago Technologies Cayman, Ltd. USD Term Loan B 3.75%, due 5/6/21	4,317,584	4,324,061
	Shield Finance Co. S.A.R.L. USD Term Loan 5.00%, due 1/29/21	594,000	595,237
			4,919,298
	Healthcare, Education & Childcare 1.3%
	Auris Luxembourg III S.A.R.L. USD Term Loan B 5.50%, due 1/17/22	2,000,000	2,016,250
	DPx Holdings B.V. USD Term Loan 4.25%, due 3/11/21	1,701,429	1,691,504
	Mallinckrodt International Finance S.A.
	Term Loan B 3.25%, due 3/19/21	990,000	986,818
	Incremental Term Loan B1 3.50%, due 3/19/21	1,496,241	1,494,638
	Valeant Pharmaceuticals International, Inc.
	Series D2 Term Loan B 3.50%, due 2/13/19	2,000,000	1,998,056
	Series E Term Loan B 3.50%, due 8/5/20	2,274,847	2,273,781
			10,461,047
	Hotels, Motels, Inns & Gaming 0.4%
	Amaya Holdings B.V.
	1st Lien Term Loan 5.00%, due 8/1/21	2,388,000	2,362,131
	2nd Lien Term Loan 8.00%, due 8/1/22	928,571	925,587
			3,287,718
	Leisure, Amusement, Motion Pictures & Entertainment 2.0%
	Aufinco Pty, Ltd.
	1st Lien Term Loan 4.00%, due 5/29/20	2,082,900	2,072,486
	2nd Lien Term Loan 8.25%, due 11/30/20	800,000	788,000
	Bauer Performance Sports, Ltd. Term Loan B 4.00%, due 4/15/21	1,968,700	1,963,778
	Bombardier Recreational Products, Inc. New Term Loan B 4.00%, due 1/30/19	4,265,438	4,252,995
	Delta 2 (Luxembourg) S.A.R.L.
	USD Term Loan B3 4.75%, due 7/30/21	2,166,667	2,151,320
	USD 2nd Lien Term Loan 7.75%, due 7/31/22	1,200,000	1,192,000
	Travelport Finance (Luxembourg) S.A.R.L. 2014 Term Loan B 5.75%, due 9/2/21	3,491,250	3,520,053
			15,940,632
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.3%
	Husky Injection Molding Systems, Ltd.
	1st Lien Term Loan 4.25%, due 6/30/21	1,492,500	1,486,370
	2nd Lien Term Loan 7.25%, due 6/30/22	800,000	779,334
			2,265,704
	Mining, Steel, Iron & Non-Precious Metals 0.3%
	FMG Resources (August 2006) Pty, Ltd. New Term Loan B 3.75%, due 6/30/19	2,848,768	2,573,047

	Oil & Gas 0.5%
	Drillships Financing Holdings, Inc. Term Loan B1 6.00%, due 3/31/21	1,469,849	1,118,555
	Expro FinServices S.A.R.L. Term Loan 5.75%, due 9/2/21	1,326,667	1,129,325
	Pacific Drilling S.A. Term Loan B 4.50%, due 6/3/18	1,528,333	1,264,696
			3,512,576
	Personal, Food & Miscellaneous Services 0.6%
	1011778 B.C. Unlimited Liability Co. 2014 Term Loan B 4.50%, due 12/12/21	4,836,911	4,881,827

	Printing & Publishing 0.7%
	Springer Science+Business Media Deutschland GmbH USD Term Loan B3 4.75%, due 8/14/20	5,264,665	5,262,469

	Retail Store 0.1%
	Hudson's Bay Co. 1st Lien Term Loan 4.75%, due 11/4/20	758,333	759,519

	Telecommunications 1.2%
	Intelsat Jackson Holdings S.A. Term Loan B2 3.75%, due 6/30/19	3,139,180	3,125,839
	Telesat USD Term Loan B2 3.50%, due 3/28/19	6,711,285	6,691,708
			9,817,547
	Total Foreign Floating Rate Loans (Cost $72,015,179)		71,161,573
	Total Long-Term Bonds (Cost $773,066,568)		765,190,382

		Shares
	Affiliated Investment Company 1.0%
	Fixed Income Fund 1.0%
¤	MainStay High Yield Corporate Bond Fund Class I	1,354,128	7,840,402

	Total Affiliated Investment Company (Cost $7,965,058)		7,840,402

	Principal Amount
Short-Term Investments 2.5%
Repurchase Agreement 0.4%
State Street Bank and Trust Co. 0.00%, dated 3/31/15 due 4/1/15 Proceeds at Maturity $3,215,288 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.08% and a maturity date of 10/17/22, with a Principal Amount of $3,330,000 and a Market Value of $3,283,899)	$3,215,288	3,215,288
Total Repurchase Agreement (Cost $3,215,288)		3,215,288
U.S. Government 2.1%
United States Treasury Bills
0.01%, due 4/2/15 (d)	47,000	47,000
0.011%, due 4/30/15 (d)	14,637,000	14,636,884
0.027%, due 4/9/15 (d)	1,805,000	1,804,993
Total U.S. Government (Cost $16,488,877)		16,488,877
Total Short-Term Investments (Cost $19,704,165)		19,704,165
Total Investments (Cost $800,735,791) (e)	100.3%	792,734,949
Other Assets, Less Liabilities	(0.3)	(2,648,805)
Net Assets	100.0%	$790,086,144

¤	Among the Portfolio's 10 largest issuers held, as of March 31, 2015, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of March 31, 2015.
(c)	Illiquid security - As of March 31, 2015, the total market value of these securities was $21,721,252, which represented 2.7% of the Portfolio's net assets.
(d)	Interest rate shown represents yield to maturity.
(e)	As of March 31, 2015, cost was $801,432,676 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$3,595,096
Gross unrealized depreciation	(12,292,823)
Net unrealized depreciation	$(8,697,727)

The following abbreviation is used in the preceding pages:
TBD	—To be determined

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$6,580,033	$—	$6,580,033
Floating Rate Loans (b)	—	659,469,034	27,979,742	687,448,776
Foreign Floating Rate Loans (c)	—	69,008,573	2,153,000	71,161,573
Total Long-Term Bonds	—	735,057,640	30,132,742	765,190,382
Affiliated Investment Company
Fixed Income Fund	7,840,402	—	—	7,840,402
Short-Term Investments
Repurchase Agreement	—	3,215,288	—	3,215,288
U.S. Government	—	16,488,877	—	16,488,877
Total Short-Term Investments	—	19,704,165	—	19,704,165
Total Investments in Securities	$7,840,402	$754,761,805	$30,132,742	$792,734,949

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	Includes $27,979,742 of Level 3 securities which represent Floating Rate Loans whose value was obtained from an independent pricing service which utilized significant unobservable inputs to measure each such value as referenced in the Portfolio of Investments.

(c)	Includes $2,153,000 of Level 3 securities which represent Foreign Floating Rate Loans whose value was obtained from an independent pricing service which utilized significant unobservable inputs to measure each such value as referenced in the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2015, securities with a market value of $13,809,550 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of December 31, 2014, the fair value obtained for these floating rate loans, from an independent pricing service, utilized significant observable inputs.

As of March 31, 2015, securities with a market value of $67,342,359 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of December 31, 2014, the fair value obtained for these floating rate loans, from an independent pricing service, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of March 31, 2015
Long-Term Bonds
Floating Rate Loans
Automobile	$5,182,412	$-	$-	$-	$-	$-	$-	$(5,182,412)	$-	$-
Buildings & Real Estate	7,494,664	-	-	-	-	-	-	(7,494,664)	-	-
Chemicals, Plastics & Rubber	1,463,461	122	8	12,116	-	(1,750)	-	(773,961)	699,996	12,116
Containers, Packaging & Glass	1,595,833	-	-	-	-	-	-	(1,595,833)	-	-
Diversified/Conglomerate Manufacturing	8,320,822	1,688	24	17,474	-	(7,740)	3,117,006	(5,889,366)	5,559,908	17,320
Diversified/Conglomerate Service	5,967,572	602	(20,967)	(68,697)	-	(428,181)	1,912,633	(5,197,572)	2,165,390	(100,013)
Electronics	3,404,600	353	-	47,147	-	-	975,000	(3,404,600)	1,022,500	47,147
Finance	2,729,375	2,742	42	7,822	982,519	(2,500)	-	-	3,720,000	7,822
Healthcare, Education & Childcare	4,363,396	138	-	10,362	-	-	596,250	(4,363,396)	606,750	10,362
Leisure, Amusement, Motion Pictures & Entertainment	2,000,000	1,574	65	(96,739)	-	(7,506)	4,010,994	(2,000,000)	3,908,388	(96,973)
Machinery (Non-Agriculture, Non-Construct & Non-Electronic)	6,450,715	1,309	-	5,594	-	-	915,852	(5,357,014)	2,016,456	5,595
Mining, Steel, Iron & Non-Precious Metals	2,683,125	-	-	-	-	-	-	(2,683,125)	-	-
Oil & Gas	4,968,920	-	-	-	-	-	-	(4,968,920)	-	-
Personal & Nondurable Consumer Products (Manufacturing Only)	1,990,000	671	48	24,227	16	(5,000)	-	-	2,009,962	24,250
Personal, Food & Miscellanous Services	1,372,000	92	1,049	19,840	-	(1,392,981)	-	-	-	-
Printing & Publishing	1,195,286	351	22	(151,461)		(5,000)	1,883,038	(1,195,286)	1,726,950	(151,707)
Retail Store	2,971,002	-	-	26,053	2,962,613	-	-	(2,971,002)	2,988,666	26,053
Utilities	8,132,455	677	107	14,745	481,591	(28,771)	398,777	(7,444,805)	1,554,776	14,420
Foreign Floating Rate Loans
Containers, Packaging & Glass	2,945,384	433	-	13,567	-	-	-	(1,594,384)	1,365,000	13,567
Healthcare, Education & Childcare	1,990,000	-	-	-	-	-	-	(1,990,000)	-	-
Leisure, Amusement, Motion Pictures & Entertainment	3,598,774	17	(26,040)	31,004		(784,981)	-	(2,030,774)	788,000	(10,736)
Oil & Gas	1,077,300	-	-	-	-	-	-	(1,077,300)	-	-
Printing & Publishing	127,945	-	-	-	-	-	-	(127,945)	-	-
Total	$82,025,041	$10,769	$(45,642)	$(86,946)	$4,426,739	$(2,664,410)	$13,809,550	$(67,342,359)	$30,132,742	$(180,777)

(a) Sales include principal reduction.

MainStay VP Government Portfolio

Portfolio of Investments March 31, 2015 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 98.0%†
	Asset-Backed Securities 2.8%
	Other ABS 1.9%
	Small Business Administration Participation Certificates
	Series 2012-20L, Class 1 1.93%, due 12/1/32	$978,518	$955,160
	Series 2014-20H, Class 1 2.88%, due 8/1/34	974,477	999,138
	Series 2014-20I, Class 1 2.92%, due 9/1/34	978,448	1,008,514
	Series 2014-20C, Class 1 3.21%, due 3/1/34	1,890,947	1,975,416
			4,938,228
	Utilities 0.9%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	1,995,000	2,222,222

	Total Asset-Backed Securities (Cost $6,929,061)		7,160,450

	Corporate Bonds 4.2%
	Agriculture 0.5%
	Altria Group, Inc. 2.85%, due 8/9/22	1,170,000	1,163,125

	Finance - Investment Banker/Broker 0.4%
	Merrill Lynch & Co., Inc. 6.875%, due 4/25/18	900,000	1,029,472

	Pipelines 1.1%
	Plains All American Pipeline, L.P. / PAA Finance Corp. 5.00%, due 2/1/21	2,700,000	2,990,050

	Real Estate Investment Trusts 0.9%
	Host Hotels & Resorts, L.P. 3.75%, due 10/15/23	2,350,000	2,381,946

	Telecommunications 1.3%
	Crown Castle Towers LLC 4.883%, due 8/15/20 (a)	3,100,000	3,403,847

	Total Corporate Bonds (Cost $10,705,012)		10,968,440

	Mortgage-Backed Securities 4.6%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 4.1%
	Bear Stearns Commercial Mortgage Securities Trust Series 2005-PW10, Class A4 5.405%, due 12/11/40 (b)	1,194,374	1,213,423
	CD 2006-CD3 Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	673,461	703,725
	CD 2007-CD5 Mortgage Trust Series 2007-CD5, Class A4 5.886%, due 11/15/44 (b)	1,132,653	1,229,351
	CFCRE Commercial Mortgage Trust Series 2011-C1, Class A2 3.759%, due 4/15/44 (a)	2,329,050	2,368,264
	DBUBS Mortgage Trust Series 2011-LC2A, Class A2 3.386%, due 7/10/44 (a)	533,456	546,185
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	530,000	607,541
	GS Mortgage Securities Trust Series 2011-GC5, Class A2 2.999%, due 8/10/44	800,000	818,863
	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C4, Class A3 4.106%, due 7/15/46 (a)	1,500,000	1,607,776
	LB-UBS Commercial Mortgage Trust Series 2004-C1, Class A4 4.568%, due 1/15/31	214,780	218,498
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4 5.308%, due 11/15/48	1,457,259	1,530,390
			10,844,016
	Residential Mortgages (Collateralized Mortgage Obligations) 0.5%
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 5.478%, due 8/25/36 (c)	418,601	389,736
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.72%, due 2/25/42 (a)(b)(d)(e)	1,074,160	880,811
			1,270,547
	Total Mortgage-Backed Securities (Cost $12,228,213)		12,114,563

	U.S. Government & Federal Agencies 86.4%
	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.0%‡
	Series 360, Class 2, IO 5.00%, due 8/25/35 (f)	253,537	33,114
	Series 361, Class 2, IO 6.00%, due 10/25/35 (f)	51,675	8,816
			41,930
	Federal Home Loan Bank 1.0%
	5.00%, due 11/17/17	2,400,000	2,656,260

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 19.9%
	2.25%, due 3/1/35 (b)	29,985	31,749
	2.375%, due 6/1/35 (b)	227,122	242,887
	2.376%, due 2/1/37 (b)	175,652	187,877
	3.50%, due 10/1/25	629,440	672,715
	3.50%, due 11/1/25	3,678,803	3,928,410
	3.50%, due 12/1/41	396,955	419,346
	3.50%, due 5/1/42	551,514	579,223
	3.50%, due 7/1/42	431,951	453,610
	3.50%, due 8/1/42	1,349,427	1,428,516
	3.50%, due 6/1/43	1,757,115	1,844,083
	3.50%, due 5/1/44	2,127,348	2,247,160
	4.00%, due 3/1/25	1,573,191	1,696,345
	4.00%, due 7/1/25	468,142	504,981
	4.00%, due 8/1/31	959,791	1,035,149
	4.00%, due 8/1/39	900,879	981,727
¤	4.00%, due 12/1/40	4,274,469	4,642,555
¤	4.00%, due 2/1/41	6,825,123	7,393,008
¤	4.00%, due 3/1/41	8,109,071	8,807,823
	4.00%, due 1/1/42	3,827,686	4,158,900
	4.00%, due 12/1/42	1,320,306	1,438,979
	4.00%, due 8/1/44	725,893	788,644
	4.50%, due 3/1/41	1,073,136	1,195,192
	4.50%, due 5/1/41	1,432,668	1,586,274
	4.50%, due 8/1/41	1,655,846	1,833,898
	5.00%, due 1/1/20	265,250	278,845
	5.00%, due 6/1/33	755,702	841,314
	5.00%, due 8/1/33	426,392	474,520
	5.00%, due 5/1/36	190,696	211,209
	5.00%, due 10/1/39	1,175,209	1,330,525
	5.50%, due 1/1/21	272,029	294,663
	5.50%, due 1/1/33	478,734	539,840
	6.50%, due 4/1/37	87,734	101,750
			52,171,717
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 48.6%
	1.931%, due 11/1/34 (b)	236,428	248,066
	2.115%, due 4/1/34 (b)	245,240	261,354
	3.00%, due 10/1/32	1,399,927	1,451,160
	3.00%, due 4/1/43	1,970,431	2,018,716
	3.50%, due 11/1/20	2,428,716	2,577,288
	3.50%, due 10/1/25	1,446,956	1,545,532
¤	3.50%, due 11/1/25	9,670,221	10,343,074
	3.50%, due 9/1/32	3,947,783	4,214,604
	3.50%, due 11/1/32	960,249	1,015,529
	3.50%, due 2/1/41	2,326,327	2,448,251
	3.50%, due 11/1/41	3,626,155	3,836,600
	3.50%, due 12/1/41	1,325,863	1,403,654
	3.50%, due 1/1/42	3,102,939	3,291,827
	3.50%, due 3/1/42	3,194,506	3,360,269
	3.50%, due 5/1/42	1,448,368	1,523,605
	3.50%, due 8/1/42	3,400,261	3,601,828
	3.50%, due 11/1/42	1,358,803	1,439,173
	3.50%, due 12/1/42	1,621,607	1,716,752
	3.50%, due 2/1/43	1,751,163	1,853,867
	3.50%, due 5/1/43	3,262,039	3,443,484
	3.50%, due 6/1/43	931,407	986,513
	4.00%, due 9/1/31	2,081,709	2,246,973
	4.00%, due 1/1/41	1,216,423	1,322,863
	4.00%, due 2/1/41	1,641,044	1,774,177
	4.00%, due 3/1/41	2,504,682	2,733,179
	4.00%, due 10/1/41	729,517	795,998
	4.00%, due 3/1/42	2,196,755	2,398,959
	4.00%, due 6/1/42	954,600	1,041,398
	4.00%, due 7/1/42	2,810,628	3,065,788
	4.00%, due 8/1/42	1,406,635	1,534,912
	4.00%, due 9/1/42	1,310,151	1,412,004
	4.50%, due 7/1/18	877,531	920,155
	4.50%, due 11/1/18	662,289	694,458
	4.50%, due 6/1/23	616,182	661,400
	4.50%, due 10/1/33	882,617	970,123
	4.50%, due 5/1/39	724,589	803,801
	4.50%, due 6/1/39	1,079,180	1,201,006
	4.50%, due 7/1/39	2,988,126	3,323,835
¤	4.50%, due 8/1/39	4,218,733	4,683,023
	4.50%, due 9/1/39	123,593	137,453
	4.50%, due 9/1/40	3,408,241	3,780,749
	4.50%, due 12/1/40	2,795,413	3,079,114
¤	4.50%, due 1/1/41	6,011,184	6,670,516
	4.50%, due 2/1/41	530,737	592,215
	4.50%, due 8/1/41	2,765,440	3,064,597
	5.00%, due 11/1/17	368,095	386,807
	5.00%, due 9/1/20	36,843	39,585
	5.00%, due 11/1/33	1,417,267	1,582,318
	5.00%, due 7/1/34	169,562	189,482
	5.00%, due 6/1/35	1,044,143	1,166,949
	5.00%, due 10/1/35	281,113	312,768
	5.00%, due 1/1/36	129,327	143,786
	5.00%, due 2/1/36	1,533,163	1,705,886
	5.00%, due 5/1/36	1,487,507	1,654,376
	5.00%, due 3/1/40	1,892,618	2,139,344
	5.00%, due 2/1/41	3,231,061	3,682,182
	5.50%, due 11/1/17	242,897	255,325
	5.50%, due 6/1/19	341,796	364,760
	5.50%, due 11/1/19	405,149	430,848
	5.50%, due 4/1/21	584,036	634,325
	5.50%, due 6/1/21	41,487	45,278
	5.50%, due 6/1/33	1,747,776	1,980,136
	5.50%, due 11/1/33	1,136,995	1,288,086
	5.50%, due 12/1/33	1,169,160	1,327,529
	5.50%, due 6/1/34	352,104	398,942
	5.50%, due 3/1/35	518,556	586,420
	5.50%, due 12/1/35	201,482	227,380
	5.50%, due 4/1/36	1,054,665	1,187,082
	5.50%, due 1/1/37	330,971	380,227
	5.50%, due 7/1/37	242,105	277,943
	5.50%, due 8/1/37	258,058	291,235
	6.00%, due 12/1/16	16,360	16,751
	6.00%, due 1/1/33	184,997	212,588
	6.00%, due 3/1/33	164,136	187,060
	6.00%, due 9/1/34	35,807	41,128
	6.00%, due 9/1/35	521,593	598,978
	6.00%, due 10/1/35	114,281	132,104
	6.00%, due 4/1/36	437,310	500,741
	6.00%, due 6/1/36	324,119	369,828
	6.00%, due 11/1/36	460,637	530,950
	6.00%, due 4/1/37	79,861	88,231
	6.50%, due 10/1/31	71,416	84,404
	6.50%, due 7/1/32	13,762	15,800
	6.50%, due 2/1/37	62,749	76,662
	6.50%, due 8/1/47	53,482	59,718
			127,083,784
	Government National Mortgage Association (Mortgage Pass-Through Securities) 9.6%
	4.00%, due 7/15/39	741,479	796,163
	4.00%, due 9/20/40	2,533,086	2,757,871
	4.00%, due 11/20/40	370,823	403,835
	4.00%, due 1/15/41	2,746,467	2,955,994
¤	4.00%, due 10/15/41	5,649,735	6,181,476
¤	4.50%, due 5/20/40	6,840,759	7,480,175
	5.00%, due 4/15/34	995,868	1,120,473
	5.00%, due 2/20/41	757,492	850,017
	5.50%, due 6/15/33	1,120,065	1,300,323
	5.50%, due 12/15/35	243,360	274,692
	6.00%, due 8/15/32	202,085	235,505
	6.00%, due 10/15/32	317,762	362,147
	6.50%, due 7/15/28	40,709	48,051
	6.50%, due 8/15/28	43,863	51,266
	6.50%, due 7/15/32	182,901	221,877
			25,039,865
¤	Overseas Private Investment Corporation 2.1%
	5.142%, due 12/15/23	4,835,959	5,455,604

	Tennessee Valley Authority 3.5%
¤	4.65%, due 6/15/35	4,395,000	5,280,004
	6.25%, due 12/15/17	3,485,000	3,977,054
			9,257,058
	United States Treasury Note 1.7%
	0.625%, due 10/15/16	4,320,000	4,331,474

	Total U.S. Government & Federal Agencies (Cost $215,040,191)		226,037,692
	Total Long-Term Bonds (Cost $244,902,477)		256,281,145

	Short-Term Investment 1.6%
	Repurchase Agreement 1.6%
	State Street Bank and Trust Co. 0.00%, dated 3/31/15 due 4/1/15 Proceeds at Maturity $4,138,940 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $4,330,000 and a Market Value of $4,223,525)	4,138,940	4,138,940
	Total Short-Term Investment (Cost $4,138,940)		4,138,940

	Total Investments (Cost $249,041,417) (i)	99.6%	260,420,085
	Other Assets, Less Liabilities	0.4	1,126,405
	Net Assets	100.0%	$261,546,490

	Contracts Short	Unrealized Appreciation (Depreciation)(g)
Futures Contracts (0.3%)
United States Treasury Note June 2015 (5 Year) (h)	(300)	$(400,146)
June 2015 (10 Year) (h)	(126)	(276,277)
Total Futures Contracts (Notional Amount $52,305,469)		$(676,423)

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of March 31, 2015.
(c)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2015.
(d)	Illiquid security - As of March 31, 2015, the total market value of this security was $880,811, which represented 0.3% of the Portfolio's net assets.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2015, the total market value of this security was $880,811, which represented 0.3% of the Portfolio's net assets.
(f)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(g)	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2015.
(h)	As of March 31, 2015, cash in the amount of $453,600 was on deposit with brokers for futures transactions.
(i)	As of March 31, 2015, cost was $249,041,417 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$12,022,485
Gross unrealized depreciation	(643,817)
Net unrealized appreciation	$11,378,668

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$7,160,450	$—	$7,160,450
Corporate Bonds	—	10,968,440	—	10,968,440
Mortgage-Backed Securities (b)	—	11,233,752	880,811	12,114,563
U.S. Government & Federal Agencies	—	226,037,692	—	226,037,692
Total Long-Term Bonds	—	255,400,334	880,811	256,281,145
Short-Term Investment
Repurchase Agreement	—	4,138,940	—	4,138,940
Total Investments in Securities	$—	$259,539,274	$880,811	$260,420,085

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short(c)	$(676,423)	$—	$—	$(676,423)
Total Other Financial Instruments	$(676,423)	$—	$—	$(676,423)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $880,811 is held in Residential Mortgages (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2014
Long-Term Bonds
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	$873,910	$260	$598	$22,313	$-	$(16,270	)(a)	$-	$-	$880,811	$19,681
Total	$873,910	$260	$598	$22,313	$-	$(16,270)		$-	$-	$880,811	$19,681

(a) Sales include principal reductions.

MainStay VP Growth Allocation Portfolio

Portfolio of Investments March 31, 2015 (Unaudited)

	Shares	Value
Affiliated Investment Companies 98.8% †
Equity Funds 98.8%
MainStay Cushing MLP Premier Fund Class I	202,563	$4,253,826
MainStay Cushing Renaissance Advantage Fund Class I (a)	854,124	19,397,160
MainStay Emerging Markets Opportunities Fund Class I (a)	1,760,841	17,344,280
MainStay Epoch Global Choice Fund Class I (a)	951,380	19,027,593
MainStay Epoch U.S. All Cap Fund Class I (a)	1,788,900	52,700,991
MainStay ICAP Equity Fund Class I	659,726	34,041,851
MainStay ICAP International Fund Class I	1,665,377	57,555,425
MainStay International Opportunities Fund Class I (a)	5,428,787	47,556,175
MainStay MAP Fund Class I	1,178,295	53,200,025
MainStay U.S. Equity Opportunities Fund Class I (a)	6,114,165	52,642,959
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	2,299,239	32,108,569
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	3,105,349	25,823,051
MainStay VP International Equity Portfolio Initial Class (a)	1,319,813	18,405,947
MainStay VP Large Cap Growth Portfolio Initial Class (a)	2,271,654	52,625,883
MainStay VP Marketfield Portfolio Initial Class (a)(b)	1,167,913	11,456,697
MainStay VP Mid Cap Core Portfolio Initial Class (a)	2,381,458	39,148,628
MainStay VP S&P 500 Index Portfolio Initial Class	277,789	11,767,432
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	4,418,249	60,719,543
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	2,104,263	29,314,817
Total Equity Funds (Cost $610,463,296)		639,090,852
Total Affiliated Investment Companies (Cost $610,463,296)		639,090,852

	Principal Amount
Short-Term Investment 1.3%

Repurchase Agreement 1.3%
State Street Bank and Trust Co. 0.00%, dated 3/31/15 due 4/1/15 Proceeds at Maturity $8,432,024 (Collateralized by a Federal National Mortgage Association security with a rate of 2.11% and a maturity date of 11/7/22, with a Principal Amount of $8,680,000 and a Market Value of $8,602,054)	$8,432,024	8,432,024
Total Short-Term Investment (Cost $8,432,024)		8,432,024
Total Investments (Cost $618,895,320) (c)	100.1%	647,522,876
Other Assets, Less Liabilities	(0.1)	(671,293)
Net Assets	100.0%	$646,851,583

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of March 31, 2015, cost was $621,191,422 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$32,056,096
Gross unrealized depreciation	(5,724,642)
Net unrealized appreciation	$26,331,454

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$639,090,852	$—	$—	$639,090,852
Short-Term Investment
Repurchase Agreement	—	8,432,024	—	8,432,024
Total Investments in Securities	$639,090,852	$8,432,024	$—	$647,522,876

(a) For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP High Yield Corporate Bond Portfolio

Portfolio of Investments March 31, 2015 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 95.1%†
	Convertible Bonds 0.2%
	Electric 0.1%
	Upstate New York Power Producers, Inc. 20.00%, due 6/15/17 (a)(b)(c)(d)(e)	$1,379,211	$1,503,340

	Mining 0.1%
	Detour Gold Corp. 5.50%, due 11/30/17	3,920,000	3,748,500

	Oil & Gas 0.0%‡
	Stone Energy Corp. 1.75%, due 3/1/17	1,000,000	906,250

	Total Convertible Bonds (Cost $6,124,445)		6,158,090

	Corporate Bonds 92.9%
	Advertising 1.2%
	Alliance Data Systems Corp.
	5.25%, due 12/1/17 (a)	7,965,000	8,243,775
	6.375%, due 4/1/20 (a)	8,017,000	8,297,595
	Lamar Media Corp.
	5.375%, due 1/15/24	5,747,000	5,991,247
	5.875%, due 2/1/22	1,525,000	1,605,063
	Outfront Media Capital LLC / Outfront Media Capital Corp.
	5.25%, due 2/15/22	4,985,000	5,221,787
	5.625%, due 2/15/24	3,280,000	3,435,800
	5.625%, due 2/15/24 (a)	270,000	282,825
	5.875%, due 3/15/25	1,445,000	1,528,088
			34,606,180
	Aerospace & Defense 2.2%
	AAR Corp. 7.25%, due 1/15/22	8,760,000	9,942,600
	GenCorp, Inc. 7.125%, due 3/15/21	11,745,000	12,567,150
	KLX, Inc. 5.875%, due 12/1/22 (a)	4,215,000	4,204,463
	Kratos Defense & Security Solutions, Inc. 7.00%, due 5/15/19	11,865,000	10,352,212
	Orbital ATK, Inc. 5.25%, due 10/1/21 (a)	4,270,000	4,334,050
	Spirit AeroSystems, Inc. 5.25%, due 3/15/22	9,005,000	9,365,200
	TransDigm, Inc.
	5.50%, due 10/15/20	5,780,000	5,707,750
	6.00%, due 7/15/22	3,610,000	3,610,000
	6.50%, due 7/15/24	2,000,000	2,010,000
			62,093,425
	Apparel 0.4%
	William Carter Co. (The) 5.25%, due 8/15/21	5,380,000	5,568,300
	Wolverine World Wide, Inc. 6.125%, due 10/15/20	4,800,000	5,124,000
			10,692,300
	Auto Manufacturers 1.0%
	Allied Specialty Vehicles, Inc. 8.50%, due 11/1/19 (a)	9,395,000	9,888,237
	Ford Holdings LLC 9.30%, due 3/1/30	6,970,000	10,704,763
	Jaguar Land Rover Automotive PLC
	4.125%, due 12/15/18 (a)	4,120,000	4,233,300
	4.25%, due 11/15/19 (a)	3,855,000	3,961,013
			28,787,313
	Auto Parts & Equipment 3.7%
	Allison Transmission, Inc. 7.125%, due 5/15/19 (a)	9,182,000	9,567,644
	Exide Technologies, Inc. 8.625%, due 2/1/18 (f)	20,190,000	201,900
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (a)	4,775,000	4,852,594
	Lear Corp. 5.25%, due 1/15/25	3,585,000	3,656,700
¤	Schaeffler Finance B.V.
	4.25%, due 5/15/21 (a)	6,335,000	6,303,325
	4.75%, due 5/15/21 (a)	15,280,000	15,432,800
	4.75%, due 5/15/23 (a)	7,045,000	7,115,450
	7.75%, due 2/15/17 (a)	11,219,000	12,565,280
¤	Schaeffler Holding Finance B.V.
	6.25%, due 11/15/19 (a)(b)	5,380,000	5,689,350
	6.75%, due 11/15/22 (a)(b)	11,355,000	12,263,400
	6.875%, due 8/15/18 (a)(b)	15,170,000	15,833,688
	Tenneco, Inc. 6.875%, due 12/15/20	1,870,000	1,982,200
	Titan International, Inc. 6.875%, due 10/1/20	6,365,000	5,513,681
	TRW Automotive, Inc. 7.25%, due 3/15/17 (a)	2,835,000	3,100,781
			104,078,793
	Banks 0.2%
	Provident Funding Associates, L.P. / PFG Finance Corp. 6.75%, due 6/15/21 (a)	6,965,000	6,634,163

	Beverages 0.0%‡
	Constellation Brands, Inc. 4.25%, due 5/1/23	480,000	493,800

	Building Materials 2.1%
	Boise Cascade Co. 6.375%, due 11/1/20	7,670,000	8,072,675
	Building Materials Corporation of America
	5.375%, due 11/15/24 (a)	1,290,000	1,309,350
	6.75%, due 5/1/21 (a)	4,810,000	5,110,625
	Gibraltar Industries, Inc. 6.25%, due 2/1/21	5,525,000	5,607,875
	Griffon Corp. 5.25%, due 3/1/22	5,982,000	5,901,841
	Headwaters, Inc.
	7.25%, due 1/15/19	8,284,000	8,677,490
	7.625%, due 4/1/19	7,457,000	7,767,957
	Masonite International Corp. 5.625%, due 3/15/23 (a)	1,500,000	1,537,500
	Summit Materials LLC / Summit Materials Finance Corp. 10.50%, due 1/31/20	9,170,000	10,178,700
	USG Corp.
	6.30%, due 11/15/16	3,460,000	3,624,350
	7.875%, due 3/30/20 (a)	530,000	572,400
	Vulcan Materials Co.
	6.50%, due 12/1/16	546,000	593,666
	7.50%, due 6/15/21	480,000	576,000
			59,530,429
	Chemicals 1.6%
	Axiall Corp. 4.875%, due 5/15/23	5,070,000	5,031,975
	Ineos Finance PLC 7.50%, due 5/1/20 (a)	8,635,000	9,109,925
	Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.75%, due 3/1/19	6,135,000	6,288,375
	NOVA Chemicals Corp. 5.25%, due 8/1/23 (a)	2,404,000	2,512,180
	Olin Corp. 5.50%, due 8/15/22	3,910,000	4,105,500
	Platform Specialty Products Corp. 6.50%, due 2/1/22 (a)	1,560,000	1,630,200
	PolyOne Corp.
	5.25%, due 3/15/23	11,545,000	11,977,937
	7.375%, due 9/15/20	4,665,000	4,921,575
			45,577,667
	Coal 0.6%
	Arch Coal, Inc.
	7.25%, due 10/1/20	2,510,000	891,050
	8.00%, due 1/15/19 (a)	7,900,000	3,777,187
	CONSOL Energy, Inc. 5.875%, due 4/15/22	10,250,000	9,276,250
	Peabody Energy Corp.
	6.25%, due 11/15/21	2,388,000	1,468,620
	6.50%, due 9/15/20	1,340,000	830,800
			16,243,907
	Commercial Services 3.0%
	Ashtead Capital, Inc. 5.625%, due 10/1/24 (a)	2,155,000	2,241,200
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.125%, due 6/1/22 (a)	2,065,000	2,085,609
	5.25%, due 3/15/25 (a)	6,855,000	6,820,725
	5.50%, due 4/1/23	7,790,000	8,013,962
	9.75%, due 3/15/20	3,715,000	4,047,121
	Cimpress N.V. 7.00%, due 4/1/22 (a)	7,615,000	7,710,187
	Great Lakes Dredge & Dock Corp.
	7.375%, due 2/1/19	13,322,000	13,655,050
	7.375%, due 2/1/19 (a)	1,145,000	1,173,625
	Hertz Corp. (The) 4.25%, due 4/1/18	2,305,000	2,322,288
	Jaguar Holding Co. I 9.375%, due 10/15/17 (a)(b)	7,230,000	7,392,675
	Modular Space Corp. 10.25%, due 1/31/19 (a)	2,505,000	1,991,475
	Sotheby's 5.25%, due 10/1/22 (a)	3,040,000	2,986,800
	Speedy Cash Intermediate Holdings Corp. 10.75%, due 5/15/18 (a)	4,365,000	4,234,050
	United Rentals North America, Inc.
	5.50%, due 7/15/25	2,265,000	2,307,469
	5.75%, due 7/15/18	4,155,000	4,331,588
	6.125%, due 6/15/23	455,000	481,731
	7.625%, due 4/15/22	4,020,000	4,397,880
	WEX, Inc. 4.75%, due 2/1/23 (a)	8,985,000	8,917,612
			85,111,047
	Computers 1.6%
	IGATE Corp. 4.75%, due 4/15/19	3,190,000	3,209,937
	IHS, Inc. 5.00%, due 11/1/22 (a)	10,085,000	10,129,374
	NCR Corp.
	4.625%, due 2/15/21	1,100,000	1,101,375
	5.00%, due 7/15/22	7,005,000	7,075,050
	5.875%, due 12/15/21	1,425,000	1,485,563
	6.375%, due 12/15/23	10,020,000	10,671,300
	Seagate HDD Cayman 4.75%, due 6/1/23	10,640,000	11,183,012
			44,855,611
	Distribution & Wholesale 0.5%
	American Tire Distributors, Inc. 10.25%, due 3/1/22 (a)	6,330,000	6,583,200
	LKQ Corp. 4.75%, due 5/15/23	7,500,000	7,350,000
			13,933,200
	Diversified Financial Services 0.2%
	Community Choice Financial, Inc.
	10.75%, due 5/1/19	10,040,000	5,346,300
	12.75%, due 5/1/20 (a)(d)	3,000,000	1,545,000
			6,891,300
	Electric 1.9%
	Calpine Corp.
	5.875%, due 1/15/24 (a)	6,235,000	6,736,918
	6.00%, due 1/15/22 (a)	7,940,000	8,495,800
	GenOn Americas Generation LLC 9.125%, due 5/1/31	2,000,000	1,848,750
¤	GenOn Energy, Inc.
	7.875%, due 6/15/17	18,299,000	18,207,505
	9.50%, due 10/15/18	13,486,000	13,755,720
	PNM Resources, Inc. 9.25%, due 5/15/15	1,380,000	1,392,134
	Public Service Co. of New Mexico 7.95%, due 5/15/18	2,305,000	2,706,026
			53,142,853
	Electrical Components & Equipment 1.6%
	Anixter, Inc. 5.125%, due 10/1/21	2,895,000	2,974,613
	Belden, Inc.
	5.25%, due 7/15/24 (a)	8,425,000	8,488,187
	5.50%, due 9/1/22 (a)	13,393,000	13,727,825
	General Cable Corp. 5.75%, due 10/1/22	13,000,000	12,090,000
	WESCO Distribution, Inc. 5.375%, due 12/15/21	8,160,000	8,302,800
			45,583,425
	Electronics 0.3%
	Kemet Corp. 10.50%, due 5/1/18	8,305,000	8,491,863

	Engineering & Construction 1.5%
	AECOM Technology Corp. 5.875%, due 10/15/24 (a)	6,195,000	6,504,750
	New Enterprise Stone & Lime Co., Inc.
	11.00%, due 9/1/18	9,705,000	8,685,975
	13.00%, due 3/15/18 (b)	11,039,589	11,867,558
	Transfield Services, Ltd. 8.375%, due 5/15/20 (a)	9,520,000	10,138,800
	Weekley Homes LLC / Weekley Finance Corp. 6.00%, due 2/1/23	5,919,000	5,667,443
			42,864,526
	Entertainment 2.1%
	Affinity Gaming LLC / Affinity Gaming Finance Corp. 9.00%, due 5/15/18	14,780,000	14,410,500
	Churchill Downs, Inc. 5.375%, due 12/15/21	6,720,000	6,804,000
	GLP Capital, L.P. / GLP Financing II, Inc.
	4.875%, due 11/1/20	3,280,000	3,362,000
	5.375%, due 11/1/23	2,700,000	2,791,125
	MU Finance PLC 8.375%, due 2/1/17 (a)	8,260,333	8,456,516
	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. 5.00%, due 8/1/18 (a)	4,830,000	5,005,088
	Rivers Pittsburgh Borrower, L.P. / Rivers Pittsburgh Finance Corp. 9.50%, due 6/15/19 (a)	4,883,000	5,139,357
	Sterling Entertainment Enterprises LLC 9.75%, due 12/31/19 (c)(d)(e)	10,000,000	10,375,000
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (c)(d)	68,090	47,663
	Vail Resorts, Inc. 6.50%, due 5/1/19	2,985,000	3,089,475
			59,480,724
	Environmental Controls 0.2%
	Clean Harbors, Inc.
	5.125%, due 6/1/21	1,000,000	1,017,440
	5.25%, due 8/1/20	4,320,000	4,417,200
			5,434,640
	Finance - Auto Loans 0.7%
	Ally Financial, Inc. 6.25%, due 12/1/17	1,395,000	1,485,675
	Credit Acceptance Corp. 7.375%, due 3/15/23 (a)	3,900,000	3,846,375
	Ford Motor Credit Co. LLC 12.00%, due 5/15/15	2,000,000	2,024,586
	General Motors Financial Co., Inc.
	4.75%, due 8/15/17	3,880,000	4,086,416
	6.75%, due 6/1/18	7,005,000	7,880,625
			19,323,677
	Finance - Consumer Loans 0.3%
	OneMain Financial Holdings, Inc.
	6.75%, due 12/15/19 (a)	2,450,000	2,529,625
	7.25%, due 12/15/21 (a)	4,326,000	4,477,410
	TMX Finance LLC / TitleMax Finance Corp. 8.50%, due 9/15/18 (a)	3,325,000	2,360,750
			9,367,785
	Finance - Investment Banker/Broker 0.5%
	E*TRADE Financial Corp.
	4.625%, due 9/15/23	3,145,000	3,200,038
	5.375%, due 11/15/22	5,700,000	6,013,500
	KCG Holdings, Inc. 6.875%, due 3/15/20 (a)	5,570,000	5,433,535
			14,647,073
	Finance - Leasing Companies 0.3%
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 5.00%, due 10/1/21 (a)	5,465,000	5,799,732
	Aircastle, Ltd. 5.50%, due 2/15/22	2,795,000	2,973,181
			8,772,913
	Finance - Mortgage Loan/Banker 0.3%
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.875%, due 8/1/21 (a)	6,000,000	5,670,000
	Prospect Holding Co. LLC / Prospect Holding Finance Co. 10.25%, due 10/1/18 (a)	4,050,000	2,997,000
			8,667,000
	Finance - Other Services 1.0%
	Cantor Commercial Real Estate Co., L.P. / CCRE Finance Corp. 7.75%, due 2/15/18 (a)	6,985,000	7,299,325
	Cogent Communications Finance, Inc. 5.625%, due 4/15/21 (a)	11,900,000	11,662,000
	Nationstar Mortgage LLC / Nationstar Capital Corp.
	6.50%, due 8/1/18	3,715,000	3,733,575
	7.875%, due 10/1/20	3,965,000	4,064,125
			26,759,025
	Food 2.4%
	American Seafoods Group LLC / American Seafoods Finance, Inc. 10.75%, due 5/15/16 (a)	4,740,000	4,443,750
	ASG Consolidated LLC / ASG Finance, Inc. 15.00%, due 5/15/17 (a)(b)	6,481,123	4,245,136
	B&G Foods, Inc. 4.625%, due 6/1/21	5,820,000	5,812,725
	C&S Group Enterprises LLC 5.375%, due 7/15/22 (a)	10,570,000	10,332,175
	Darling Ingredients, Inc. 5.375%, due 1/15/22	4,470,000	4,503,525
	Dean Foods Co. 6.50%, due 3/15/23 (a)	1,540,000	1,547,700
	Ingles Markets, Inc. 5.75%, due 6/15/23	4,530,000	4,688,550
	KeHE Distributors LLC / KeHE Distributors Finance Corp. 7.625%, due 8/15/21 (a)	6,150,000	6,526,687
	Land O' Lakes, Inc. 6.00%, due 11/15/22 (a)	9,655,000	10,330,850
	TreeHouse Foods, Inc. 4.875%, due 3/15/22	5,120,000	5,222,400
	Wells Enterprises, Inc. 6.75%, due 2/1/20 (a)	5,601,000	5,699,018
	WhiteWave Foods Co. (The) 5.375%, due 10/1/22	5,220,000	5,611,500
			68,964,016
	Forest Products & Paper 0.7%
	Smurfit Kappa Acquisitions 4.875%, due 9/15/18 (a)	1,625,000	1,702,187
	Smurfit Kappa Treasury Funding, Ltd. 7.50%, due 11/20/25	13,838,000	16,743,980
			18,446,167
	Gas 0.1%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	6.25%, due 8/20/19	2,180,000	2,261,750
	6.50%, due 5/20/21	1,685,000	1,760,825
			4,022,575
	Health Care - Products 1.2%
	ConvaTec Healthcare E S.A. 10.50%, due 12/15/18 (a)	7,315,000	7,724,640
	Hanger, Inc. 7.125%, due 11/15/18	7,627,000	7,779,540
	Hologic, Inc. 6.25%, due 8/1/20	3,230,000	3,351,125
	Mallinckrodt International Finance S.A. 4.75%, due 4/15/23	2,560,000	2,438,400
	Teleflex, Inc. 6.875%, due 6/1/19	4,860,000	5,066,550
	Universal Hospital Services, Inc. 7.625%, due 8/15/20	7,215,000	6,313,125
			32,673,380
	Health Care - Services 3.4%
	Acadia Healthcare Co., Inc. 5.625%, due 2/15/23 (a)	1,400,000	1,424,500
	Centene Corp. 5.75%, due 6/1/17	3,905,000	4,139,300
	DaVita HealthCare Partners, Inc. 6.625%, due 11/1/20	2,651,000	2,776,922
	Fresenius Medical Care U.S. Finance II, Inc.
	4.75%, due 10/15/24 (a)	1,995,000	2,089,763
	5.625%, due 7/31/19 (a)	460,000	499,330
	5.875%, due 1/31/22 (a)	2,710,000	2,981,000
	Fresenius Medical Care U.S. Finance, Inc.
	6.50%, due 9/15/18 (a)	3,750,000	4,181,250
	6.875%, due 7/15/17	40,000	43,900
¤	HCA, Inc.
	4.25%, due 10/15/19	1,775,000	1,823,813
	4.75%, due 5/1/23	5,205,000	5,400,187
	5.00%, due 3/15/24	10,010,000	10,610,600
	5.25%, due 4/15/25	2,985,000	3,223,800
	5.375%, due 2/1/25	3,630,000	3,806,962
	5.875%, due 3/15/22	5,130,000	5,679,885
	5.875%, due 5/1/23	6,200,000	6,696,000
	7.50%, due 2/15/22	1,570,000	1,831,013
	7.58%, due 9/15/25	575,000	644,000
	8.00%, due 10/1/18	1,738,000	2,013,908
	8.36%, due 4/15/24	450,000	531,000
	HealthSouth Corp. 5.75%, due 11/1/24	5,295,000	5,506,800
	Kindred Escrow Corp. II
	8.00%, due 1/15/20 (a)	2,650,000	2,843,781
	8.75%, due 1/15/23 (a)	1,419,000	1,553,805
	MPH Acquisition Holdings LLC 6.625%, due 4/1/22 (a)	18,445,000	19,113,631
	Tenet Healthcare Corp. 5.00%, due 3/1/19 (a)	5,690,000	5,647,325
			95,062,475
	Holding Companies - Diversified 1.7%
	Alphabet Holding Co., Inc. 7.75%, due 11/1/17 (b)	15,840,000	15,523,200
	Carlson Travel Holdings, Inc. 7.50%, due 8/15/19 (a)(b)	19,798,000	20,045,475
	CFG Holdings, Ltd. / CFG Finance LLC 11.50%, due 11/15/19 (a)	6,915,000	6,966,862
	James Hardie International Finance, Ltd. 5.875%, due 2/15/23 (a)	3,970,000	4,089,100
	Nielsen Co. Luxembourg SARL (The) 5.50%, due 10/1/21 (a)	1,340,000	1,383,550
			48,008,187
	Home Builders 2.5%
	Allegion U.S. Holding Co., Inc. 5.75%, due 10/1/21	7,105,000	7,424,725
	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.875%, due 2/15/21 (a)	8,280,000	7,534,800
	AV Homes, Inc. 8.50%, due 7/1/19 (a)	8,675,000	8,241,250
	Brookfield Residential Properties, Inc. 6.50%, due 12/15/20 (a)	7,945,000	8,302,525
	Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, due 7/1/22 (a)	1,645,000	1,702,575
	Century Communities, Inc. 6.875%, due 5/15/22	5,700,000	5,643,000
	D.R. Horton, Inc.
	3.75%, due 3/1/19	2,990,000	3,027,375
	4.75%, due 2/15/23	2,925,000	2,976,187
	Meritage Homes Corp. 7.00%, due 4/1/22	315,000	337,838
	Ryland Group, Inc. (The)
	5.375%, due 10/1/22	340,000	339,150
	6.625%, due 5/1/20	2,460,000	2,656,800
	Taylor Morrison Communities, Inc. / Monarch Communities, Inc.
	5.25%, due 4/15/21 (a)	2,325,000	2,301,750
	7.75%, due 4/15/20 (a)	4,978,000	5,276,680
	Toll Brothers Finance Corp. 4.375%, due 4/15/23	6,725,000	6,792,250
	WCI Communities, Inc. 6.875%, due 8/15/21	3,175,000	3,254,375
	Woodside Homes Co. LLC / Woodside Homes Finance, Inc. 6.75%, due 12/15/21 (a)	5,390,000	5,160,925
			70,972,205
	Household Products & Wares 0.5%
	Century Intermediate Holding Co. 2 9.75%, due 2/15/19 (a)(b)	2,831,000	3,007,937
	Prestige Brands, Inc.
	5.375%, due 12/15/21 (a)	4,390,000	4,444,875
	8.125%, due 2/1/20	2,387,000	2,560,058
	Spectrum Brands, Inc.
	6.375%, due 11/15/20	1,110,000	1,176,600
	6.625%, due 11/15/22	1,545,000	1,653,150
	6.75%, due 3/15/20	2,380,000	2,510,900
			15,353,520
	Housewares 0.2%
	RSI Home Products, Inc. 6.50%, due 3/15/23 (a)	5,525,000	5,621,688

	Insurance 1.6%
	A-S Co-Issuer Subsidiary, Inc. / A-S Merger Sub LLC 7.875%, due 12/15/20 (a)	1,405,000	1,447,150
	American Equity Investment Life Holding Co. 6.625%, due 7/15/21	7,970,000	8,547,825
	CNO Financial Group, Inc. 6.375%, due 10/1/20 (a)	6,950,000	7,332,250
	Fairfax Financial Holdings, Ltd. 8.30%, due 4/15/26	4,645,000	5,696,786
	Fidelity & Guaranty Life Holdings, Inc. 6.375%, due 4/1/21 (a)	8,285,000	8,699,250
	HUB International, Ltd. 7.875%, due 10/1/21 (a)	1,945,000	1,993,625
	Ironshore Holdings (U.S.), Inc. 8.50%, due 5/15/20 (a)	4,190,000	5,088,164
	USI, Inc. 7.75%, due 1/15/21 (a)	5,700,000	5,842,500
			44,647,550
	Internet 1.3%
	Equinix, Inc.
	5.375%, due 1/1/22	4,715,000	4,915,388
	5.375%, due 4/1/23	9,830,000	10,203,540
	5.75%, due 1/1/25	5,640,000	5,879,700
	IAC / InterActiveCorp. 4.75%, due 12/15/22	1,000,000	992,500
	Netflix, Inc.
	5.50%, due 2/15/22 (a)	7,455,000	7,622,737
	5.75%, due 3/1/24	2,599,000	2,647,731
	VeriSign, Inc. 5.25%, due 4/1/25 (a)	3,375,000	3,442,500
			35,704,096
	Investment Company 0.4%
	American Capital, Ltd. 6.50%, due 9/15/18 (a)	10,325,000	10,763,813

	Investment Management/Advisory Services 0.6%
	Drawbridge Special Opportunities Fund, L.P. / Drawbridge Special Opportunities Finance 5.00%, due 8/1/21 (a)	8,935,000	8,890,325
	National Financial Partners Corp. 9.00%, due 7/15/21 (a)	7,015,000	7,172,837
			16,063,162
	Iron & Steel 0.9%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	2,545,000	2,821,865
	Allegheny Technologies, Inc. 6.375%, due 8/15/23	2,660,000	2,849,525
	BlueScope Steel Finance, Ltd. / BlueScope Steel Finance USA LLC 7.125%, due 5/1/18 (a)	7,900,000	8,176,500
	Commercial Metals Co. 4.875%, due 5/15/23	6,254,000	5,910,030
	Evraz, Inc. 7.50%, due 11/15/19 (a)	4,990,000	4,827,825
			24,585,745
	Leisure Time 1.2%
	Brunswick Corp. 4.625%, due 5/15/21 (a)	7,965,000	8,024,737
¤	Carlson Wagonlit B.V. 6.875%, due 6/15/19 (a)	24,186,000	25,334,835
			33,359,572
	Lodging 1.2%
	Choice Hotels International, Inc. 5.75%, due 7/1/22	7,170,000	7,779,450
	Eldorado Resorts LLC / Eldorado Capital Corp. 8.625%, due 6/15/19 (a)	6,170,000	6,463,075
	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.625%, due 10/15/21	8,570,000	9,019,925
	MTR Gaming Group, Inc. 11.50%, due 8/1/19	3,400,221	3,680,739
	Starwood Hotels & Resorts Worldwide, Inc. 7.375%, due 11/15/15	2,580,000	2,677,927
	Sugarhouse HSP Gaming Prop Mezz, L.P. / Sugarhouse HSP Gaming Finance Corp. 6.375%, due 6/1/21 (a)	3,600,000	3,429,000
			33,050,116
	Machinery - Construction & Mining 0.3%
	BlueLine Rental Finance Corp. 7.00%, due 2/1/19 (a)	6,475,000	6,669,250
	Vander Intermediate Holding II Corp. 9.75%, due 2/1/19 (a)(b)	1,115,000	1,123,363
			7,792,613
	Machinery - Diversified 0.5%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	5,030,000	5,509,711
	Zebra Technologies Corp. 7.25%, due 10/15/22 (a)	7,145,000	7,698,738
			13,208,449
	Media 4.2%
	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.125%, due 2/15/23	5,130,000	5,181,300
	5.25%, due 9/30/22	500,000	511,250
	5.75%, due 1/15/24	7,085,000	7,359,544
	7.25%, due 10/30/17	1,245,000	1,297,913
	Cogeco Cable, Inc. 4.875%, due 5/1/20 (a)	7,110,000	7,198,875
	Crown Media Holdings, Inc. 10.50%, due 7/15/19	5,023,000	5,374,610
	CSC Holdings LLC
	7.625%, due 7/15/18	95,000	107,113
	7.875%, due 2/15/18	965,000	1,085,625
	DISH DBS Corp.
	4.25%, due 4/1/18	1,810,000	1,819,050
	5.125%, due 5/1/20	2,809,000	2,830,067
	5.875%, due 7/15/22	705,000	716,456
	5.875%, due 11/15/24	2,820,000	2,823,525
	7.75%, due 5/31/15	1,345,000	1,355,088
¤	Nielsen Finance LLC / Nielsen Finance Co.
	4.50%, due 10/1/20	9,455,000	9,620,462
	5.00%, due 4/15/22 (a)	20,059,000	20,184,369
	Numericable-SFR
	4.875%, due 5/15/19 (a)	2,830,000	2,815,850
	6.00%, due 5/15/22 (a)	6,345,000	6,424,312
	6.25%, due 5/15/24 (a)	4,950,000	5,011,875
	Quebecor Media, Inc. 5.75%, due 1/15/23	13,020,000	13,410,600
	Time, Inc. 5.75%, due 4/15/22 (a)	6,235,000	6,094,712
	Videotron, Ltd.
	5.00%, due 7/15/22	4,865,000	5,010,950
	5.375%, due 6/15/24 (a)	8,505,000	8,760,150
	6.375%, due 12/15/15	2,425,000	2,426,697
	9.125%, due 4/15/18	1,325,000	1,348,188
			118,768,581
	Metal Fabricate & Hardware 0.8%
	A.M. Castle & Co. 12.75%, due 12/15/16	9,200,000	8,234,000
	Shale-Inland Holdings LLC / Shale-Inland Finance Corp. 8.75%, due 11/15/19 (a)	5,570,000	4,957,300
	Wise Metals Group LLC / Wise Alloys Finance Corp. 8.75%, due 12/15/18 (a)	7,900,000	8,433,250
			21,624,550
	Mining 2.1%
	AuRico Gold, Inc. 7.75%, due 4/1/20 (a)	9,940,000	9,741,200
	Constellium NV 5.75%, due 5/15/24 (a)	8,465,000	7,999,425
	Hecla Mining Co. 6.875%, due 5/1/21	14,615,000	12,934,275
	Kaiser Aluminum Corp. 8.25%, due 6/1/20	6,495,000	7,079,550
	New Gold, Inc.
	6.25%, due 11/15/22 (a)	7,825,000	7,746,750
	7.00%, due 4/15/20 (a)	7,640,000	7,850,100
	St. Barbara, Ltd. 8.875%, due 4/15/18 (a)	7,683,000	6,511,342
			59,862,642
	Miscellaneous - Manufacturing 0.9%
	Actuant Corp. 5.625%, due 6/15/22	2,721,000	2,819,636
	Amsted Industries, Inc. 5.00%, due 3/15/22 (a)	2,715,000	2,731,969
	CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (a)	6,585,000	6,782,550
	EnPro Industries, Inc. 5.875%, due 9/15/22 (a)	4,205,000	4,383,713
	Koppers, Inc. 7.875%, due 12/1/19	5,005,000	5,017,512
	SPX Corp. 6.875%, due 9/1/17	4,285,000	4,659,937
			26,395,317
	Oil & Gas 10.1%
	Antero Resources Corp.
	5.125%, due 12/1/22	6,945,000	6,667,200
	5.375%, due 11/1/21	2,925,000	2,837,250
	Atlas Energy Holdings Operating Co. LLC / Atlas Resource Finance Corp.
	7.75%, due 1/15/21	4,525,000	3,077,000
	9.25%, due 8/15/21	1,090,000	752,100
	California Resources Corp. 5.00%, due 1/15/20 (a)	8,785,000	7,928,462
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp.
	6.50%, due 4/15/21 (a)	15,510,000	15,044,700
	7.625%, due 1/15/22	5,003,000	5,053,030
	9.625%, due 8/1/20	565,000	638,450
	Carrizo Oil & Gas, Inc. 7.50%, due 9/15/20	4,125,000	4,238,438
	Chesapeake Energy Corp.
	6.50%, due 8/15/17	9,615,000	10,119,787
	Chesapeake Energy Corp. (Escrow Claim Shares)
	6.775%, due 3/15/19 (c)(d)(e)	6,820,000	1,500,400
	Comstock Resources, Inc.
	7.75%, due 4/1/19	9,659,000	4,056,780
	9.50%, due 6/15/20	7,540,000	3,279,900
	10.00%, due 3/15/20 (a)	8,480,000	8,204,400
	Concho Resources, Inc.
	5.50%, due 10/1/22	1,990,000	2,004,925
	6.50%, due 1/15/22	7,710,000	8,076,225
	7.00%, due 1/15/21	5,485,000	5,745,537
	Continental Resources, Inc.
	5.00%, due 9/15/22	6,747,000	6,654,229
	7.125%, due 4/1/21	1,885,000	1,972,181
	EnQuest PLC 7.00%, due 4/15/22 (a)	13,446,000	9,546,660
	Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.75%, due 4/1/22	14,055,000	13,141,425
	Linn Energy LLC / Linn Energy Finance Corp.
	6.25%, due 11/1/19	2,330,000	1,840,700
	6.50%, due 5/15/19	8,020,000	6,741,812
	Newfield Exploration Co.
	5.625%, due 7/1/24	5,265,000	5,475,600
	6.875%, due 2/1/20	1,630,000	1,687,376
	Oasis Petroleum, Inc.
	6.875%, due 3/15/22	2,735,000	2,666,625
	7.25%, due 2/1/19	12,590,000	12,464,100
	Paragon Offshore PLC
	6.75%, due 7/15/22 (a)	4,530,000	1,494,900
	7.25%, due 8/15/24 (a)	1,513,000	503,073
	PDC Energy, Inc. 7.75%, due 10/15/22	9,155,000	9,612,750
	PetroQuest Energy, Inc. 10.00%, due 9/1/17	18,870,000	16,039,500
	Range Resources Corp.
	5.00%, due 8/15/22	1,660,000	1,651,700
	5.00%, due 3/15/23	2,750,000	2,736,250
	Rex Energy Corp.
	6.25%, due 8/1/22 (a)	6,450,000	4,337,625
	8.875%, due 12/1/20	12,200,000	9,516,000
	Rosetta Resources, Inc. 5.875%, due 6/1/24	4,085,000	3,799,050
	RSP Permian, Inc. 6.625%, due 10/1/22 (a)	5,935,000	5,964,675
	Sanchez Energy Corp. 6.125%, due 1/15/23	6,400,000	5,752,000
	Seventy Seven Operating LLC 6.625%, due 11/15/19	8,895,000	6,649,012
	SM Energy Co.
	5.00%, due 1/15/24	4,735,000	4,458,003
	6.125%, due 11/15/22 (a)	990,000	985,050
	6.50%, due 11/15/21	2,895,000	2,938,425
	6.50%, due 1/1/23	2,710,000	2,764,200
	6.625%, due 2/15/19	5,285,000	5,351,063
	Stone Energy Corp. 7.50%, due 11/15/22	20,945,000	18,955,225
	Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 7.50%, due 7/1/21	3,575,000	3,718,000
	Triangle USA Petroleum Corp. 6.75%, due 7/15/22 (a)	6,970,000	5,628,275
	W&T Offshore, Inc. 8.50%, due 6/15/19	4,887,000	2,956,635
	Whiting Petroleum Corp. 6.50%, due 10/1/18	7,315,000	7,315,000
	WPX Energy, Inc. 6.00%, due 1/15/22	10,675,000	9,927,750
			284,469,453
	Oil & Gas Services 0.7%
	Compressco Partners, L.P. / Compressco Finance, Inc. 7.25%, due 8/15/22 (a)	6,885,000	5,989,950
	Forum Energy Technologies, Inc. 6.25%, due 10/1/21	6,740,000	6,318,750
	FTS International, Inc. 6.25%, due 5/1/22 (a)	6,226,000	4,576,110
	Hiland Partners, L.P. / Hiland Partners Finance Corp. 7.25%, due 10/1/20 (a)	3,265,000	3,518,037
			20,402,847
	Packaging & Containers 1.0%
	AEP Industries, Inc. 8.25%, due 4/15/19	8,490,000	8,723,475
	Novelis, Inc.
	8.375%, due 12/15/17	4,205,000	4,394,225
	8.75%, due 12/15/20	2,810,000	3,010,213
	Owens-Brockway Glass Container, Inc. 7.375%, due 5/15/16	1,750,000	1,851,500
	Plastipak Holdings, Inc. 6.50%, due 10/1/21 (a)	8,451,000	8,598,892
	Sealed Air Corp.
	4.875%, due 12/1/22 (a)	550,000	561,000
	5.125%, due 12/1/24 (a)	935,000	967,725
			28,107,030
	Pharmaceuticals 3.0%
	Endo Finance LLC 6.00%, due 2/1/25 (a)	4,735,000	4,877,050
	Grifols Worldwide Operations, Ltd. 5.25%, due 4/1/22 (a)	10,925,000	11,102,531
	JLL / Delta Dutch Newco B.V. 7.50%, due 2/1/22 (a)	8,290,000	8,621,600
	Lantheus Medical Imaging, Inc. 9.75%, due 5/15/17	1,595,000	1,563,100
	NBTY, Inc. 9.00%, due 10/1/18	7,350,000	7,644,000
	Salix Pharmaceuticals, Ltd. 6.50%, due 1/15/21 (a)	2,965,000	3,287,444
	Valeant Pharmaceuticals International, Inc.
	5.625%, due 12/1/21 (a)	865,000	877,975
	6.375%, due 10/15/20 (a)	9,830,000	10,210,913
	7.00%, due 10/1/20 (a)	835,000	871,531
	7.50%, due 7/15/21 (a)	2,380,000	2,574,113
¤	VRX Escrow Corp.
	5.875%, due 5/15/23 (a)	18,655,000	19,121,375
	6.125%, due 4/15/25 (a)	14,595,000	15,105,825
			85,857,457
	Pipelines 2.1%
	Access Midstream Partners, L.P. / ACMP Finance Corp. 6.125%, due 7/15/22	2,320,000	2,458,040
	ANR Pipeline Co.
	7.375%, due 2/15/24	395,000	497,318
	9.625%, due 11/1/21	5,950,000	8,050,493
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp. 6.625%, due 10/1/20	10,560,000	10,876,800
	Crestwood Midstream Partners, L.P. / Crestwood Midstream Finance Corp. 6.00%, due 12/15/20	2,915,000	2,929,575
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.
	4.50%, due 7/15/23	895,000	886,050
	6.25%, due 6/15/22	1,835,000	1,917,575
	6.75%, due 11/1/20	6,940,000	7,287,000
	Northwest Pipeline LLC 7.125%, due 12/1/25	2,195,000	2,794,044
	NuStar Logistics, L.P. 6.75%, due 2/1/21	4,035,000	4,267,012
	Penn Virginia Resource Partners, L.P. / Penn Virginia Resource Finance Corp. II
	6.50%, due 5/15/21	4,150,000	4,367,875
	8.375%, due 6/1/20	2,818,000	3,071,620
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 5.00%, due 1/15/18 (a)	3,620,000	3,728,600
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.
	5.50%, due 10/15/19 (a)	2,222,000	2,288,660
	6.25%, due 10/15/22 (a)	2,840,000	2,939,400
			58,360,062
	Real Estate 1.9%
	AAF Holdings LLC / AAF Finance Co. 12.00%, due 7/1/19 (a)(b)	8,538,765	8,026,439
	CBRE Services, Inc.
	5.00%, due 3/15/23	10,860,000	11,348,700
	5.25%, due 3/15/25	2,895,000	3,112,125
	Crescent Resources LLC / Crescent Ventures, Inc. 10.25%, due 8/15/17 (a)	2,410,000	2,578,700
	Forestar USA Real Estate Group, Inc. 8.50%, due 6/1/22 (a)	1,805,000	1,741,825
	Howard Hughes Corp. (The) 6.875%, due 10/1/21 (a)	6,500,000	6,808,750
	Mattamy Group Corp. 6.50%, due 11/15/20 (a)	10,465,000	10,072,563
	Rialto Holdings LLC / Rialto Corp. 7.00%, due 12/1/18 (a)	8,215,000	8,543,600
			52,232,702
	Real Estate Investment Trusts 1.8%
¤	Crown Castle International Corp. 5.25%, due 1/15/23	27,080,000	28,434,000
	GEO Group, Inc. (The) 6.625%, due 2/15/21	5,556,000	5,889,360
	Host Hotels & Resorts, L.P.
	5.25%, due 3/15/22	3,380,000	3,760,159
	5.875%, due 6/15/19	385,000	399,550
	MPT Operating Partnership, L.P. / MPT Finance Corp. 5.50%, due 5/1/24	3,660,000	3,888,750
	Sabra Health Care, L.P. / Sabra Capital Corp.
	5.375%, due 6/1/23	2,810,000	2,971,575
	5.50%, due 2/1/21	4,175,000	4,451,594
			49,794,988
	Retail 4.5%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 6.75%, due 5/20/20	1,970,000	2,073,425
	Asbury Automotive Group, Inc. 6.00%, due 12/15/24	6,905,000	7,163,937
	AutoNation, Inc. 6.75%, due 4/15/18	4,735,000	5,320,824
	Building Materials Holding Corp. 9.00%, due 9/15/18 (a)	6,810,000	7,218,600
	Cash America International, Inc. 5.75%, due 5/15/18	4,795,000	4,986,800
	DriveTime Automotive Group, Inc. / DT Acceptance Corp. 8.00%, due 6/1/21 (a)	5,730,000	5,457,825
	Family Tree Escrow LLC 5.75%, due 3/1/23 (a)	10,300,000	10,840,750
	First Cash Financial Services, Inc. 6.75%, due 4/1/21	4,175,000	4,300,250
	GameStop Corp. 5.50%, due 10/1/19 (a)	5,795,000	5,983,338
	Group 1 Automotive, Inc. 5.00%, due 6/1/22 (a)	8,435,000	8,456,087
	L Brands, Inc.
	5.625%, due 2/15/22	1,865,000	2,051,500
	5.625%, due 10/15/23	3,785,000	4,201,350
	6.625%, due 4/1/21	3,610,000	4,135,291
	8.50%, due 6/15/19	1,555,000	1,865,534
	Men's Wearhouse, Inc. (The) 7.00%, due 7/1/22 (a)	16,740,000	17,618,850
	Outerwall, Inc. 5.875%, due 6/15/21 (a)	10,010,000	9,034,025
	Penske Automotive Group, Inc.
	5.375%, due 12/1/24	4,530,000	4,665,900
	5.75%, due 10/1/22	6,670,000	7,003,500
	Radio Systems Corp. 8.375%, due 11/1/19 (a)	5,400,000	5,818,500
	Sally Holdings LLC / Sally Capital, Inc. 6.875%, due 11/15/19	3,860,000	4,081,950
	Sonic Automotive, Inc. 7.00%, due 7/15/22	3,300,000	3,597,000
			125,875,236
	Semiconductors 0.3%
	Micron Technology, Inc. 5.25%, due 8/1/23 (a)	5,195,000	5,285,912
	Sensata Technologies B.V. 5.00%, due 10/1/25 (a)	4,205,000	4,262,819
			9,548,731
	Shipbuilding 0.2%
	Huntington Ingalls Industries, Inc.
	5.00%, due 12/15/21 (a)	2,210,000	2,303,925
	7.125%, due 3/15/21	1,825,000	1,961,875
			4,265,800
	Software 0.6%
	ACI Worldwide, Inc. 6.375%, due 8/15/20 (a)	11,335,000	11,845,075
	Activision Blizzard, Inc.
	5.625%, due 9/15/21 (a)	2,580,000	2,747,700
	6.125%, due 9/15/23 (a)	1,875,000	2,043,750
			16,636,525
	Storage & Warehousing 0.6%
	Algeco Scotsman Global Finance PLC
	8.50%, due 10/15/18 (a)	13,925,000	13,803,156
	10.75%, due 10/15/19 (a)	4,780,000	3,919,600
			17,722,756
	Telecommunications 7.1%
	CenturyLink, Inc. 5.625%, due 4/1/25 (a)	7,065,000	7,091,494
	CommScope, Inc.
	5.00%, due 6/15/21 (a)	1,535,000	1,533,081
	5.50%, due 6/15/24 (a)	2,335,000	2,335,000
	DigitalGlobe, Inc. 5.25%, due 2/1/21 (a)	10,365,000	10,365,000
	Frontier Communications Corp.
	6.25%, due 9/15/21	6,395,000	6,410,988
	6.875%, due 1/15/25	2,790,000	2,762,100
	GCI, Inc.
	6.875%, due 4/15/25 (a)	3,100,000	3,123,250
	8.625%, due 11/15/19	3,025,000	3,164,906
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19	4,710,000	5,110,350
	7.625%, due 6/15/21	8,915,000	9,806,500
	Intelsat Jackson Holdings S.A.
	5.50%, due 8/1/23	2,600,000	2,453,750
	7.25%, due 4/1/19	5,295,000	5,488,268
	7.25%, due 10/15/20	9,940,000	10,238,200
	7.50%, due 4/1/21	3,665,000	3,770,369
	Sable International Finance, Ltd. 8.75%, due 2/1/20 (a)	3,600,000	3,870,000
	SBA Telecommunications, Inc. 5.75%, due 7/15/20	2,940,000	3,090,675
	Sprint Capital Corp. 6.875%, due 11/15/28	6,152,000	5,644,460
	Sprint Communications, Inc.
	7.00%, due 3/1/20 (a)	8,335,000	9,189,337
	9.00%, due 11/15/18 (a)	10,215,000	11,721,712
	Sprint Corp.
	7.125%, due 6/15/24	1,815,000	1,769,625
	7.875%, due 9/15/23	3,425,000	3,493,500
¤	T-Mobile USA, Inc.
	6.00%, due 3/1/23	5,030,000	5,154,191
	6.125%, due 1/15/22	8,464,000	8,728,500
	6.25%, due 4/1/21	7,960,000	8,278,400
	6.375%, due 3/1/25	8,125,000	8,384,188
	6.464%, due 4/28/19	4,595,000	4,738,594
	6.50%, due 1/15/24	7,005,000	7,320,225
	6.625%, due 11/15/20	625,000	653,125
	6.625%, due 4/1/23	9,375,000	9,808,594
	6.731%, due 4/28/22	10,735,000	11,298,587
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21	21,017,000	22,435,647
			199,232,616
	Transportation 0.9%
¤	Florida East Coast Holdings Corp.
	6.75%, due 5/1/19 (a)	15,310,000	15,424,825
	9.75%, due 5/1/20 (a)	8,150,000	7,925,875
	XPO Logistics, Inc. 7.875%, due 9/1/19 (a)	3,080,000	3,260,950
			26,611,650
	Trucking & Leasing 0.4%
	Flexi-Van Leasing, Inc. 7.875%, due 8/15/18 (a)	4,865,000	4,937,975
	TRAC Intermodal LLC / TRAC Intermodal Corp. 11.00%, due 8/15/19	6,305,000	6,903,975
			11,841,950
	Total Corporate Bonds (Cost $2,633,486,123)		2,617,974,861

	Loan Assignments 2.0% (g)
	Auto Manufacturers 0.2%
	Chrysler Group LLC New Term Loan B 3.50%, due 5/24/17	4,363,980	4,357,979

	Auto Parts & Equipment 0.8%
	Exide Technologies, Inc. DIP Second-Out Term Loan 9.00%, due 4/30/15 (b)	26,073,622	21,119,634

	Chemicals 0.1%
	Phibro Animal Health Corp. Term Loan B 4.00%, due 4/16/21	4,203,238	4,174,340

	Distribution & Wholesale 0.3%
	American Tire Distributors Holdings, Inc. Term Loan B 7.00%, due 6/1/18	8,523,114	8,523,114
	Leisure Time 0.2%
	Bauer Performance Sports, Ltd. Term Loan B 4.00%, due 4/15/21	5,140,450	5,127,599
	Lodging 0.3%
	Cannery Casino Resorts LLC
	New Term Loan B 6.00%, due 10/2/18	2,334,950	2,296,033
	New 2nd Lien Term Loan 10.00%, due 10/2/19	5,875,000	4,763,644
	Four Seasons Holdings, Inc. New 1st Lien Term Loan 3.50%, due 6/27/20	2,297,466	2,294,594
			9,354,271
	Metal Fabricate & Hardware 0.1%
	Mueller Water Products, Inc. New Term Loan B 4.00%, due 11/25/21	2,992,500	3,003,722

	Total Loan Assignments (Cost $61,489,346)		55,660,659
	Total Long-Term Bonds (Cost $2,701,099,914)		2,679,793,610

	Shares
Common Stocks 0.2%
Electric 0.0%‡
Upstate New York Power Producers, Inc. (c)(d)(e)(h)	19,474	876,330

Entertainment 0.0%‡
Affinity Gaming LLC (d)(e)(h)	75,000	581,251

Media 0.0%‡
ION Media Networks, Inc. (c)(d)(e)(h)	725	274,253

Metal Fabricate & Hardware 0.1%
Neenah Enterprises, Inc. (c)(d)(e)(h)	230,859	2,807,245

Mining 0.1%
Goldcorp, Inc.	65,200	1,181,424
New Gold, Inc. (h)	182,423	618,414
		1,799,838
Total Common Stocks (Cost $6,209,349)		6,338,917

Preferred Stock 0.1%
Savings & Loans 0.1%
GMAC Capital Trust I 8.125%	124,200	3,260,250

Total Preferred Stock (Cost $3,028,995)		3,260,250

	Number of Warrants
Warrants 0.0%‡
Food 0.0%‡
ASG Corp. Expires 5/15/18 (c)(d)(e)(h)	3,370	6,740
Total Warrants (Cost $0)		6,740

	Principal Amount
Short-Term Investment 3.1%
Repurchase Agreement 3.1%
State Street Bank and Trust Co. 0.00%, dated 3/31/15 due 4/1/15 Proceeds at Maturity $87,454,465 (Collateralized by Government Agency securities with rates between 1.96% and 2.14% and with a maturity date of 11/7/22, with a Principal Amount of $91,365,000 and a Market Value of $89,204,440)	$87,454,465	87,454,465
Total Short-Term Investment (Cost $87,454,465)		87,454,465
Total Investments (Cost $2,797,792,723) (i)	98.5%	2,776,853,982
Other Assets, Less Liabilities	1.5	41,899,635
Net Assets	100.0%	$2,818,753,617

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	PIK ("Payment in Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2015, the total market value of these securities was $17,390,971, which represented 0.6% of the Portfolio's net assets.
(d)	Illiquid security - As of March 31, 2015, the total market value of these securities was $19,517,222, which represented 0.7% of the Portfolio's net assets.
(e)	Restricted security.
(f)	Issue in default.
(g)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of March 31, 2015.
(h)	Non-income producing security.
(i)	As of March 31, 2015, cost was $2,797,870,734 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$75,078,640
Gross unrealized depreciation	(96,095,392)
Net unrealized depreciation	$(21,016,752)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$4,654,750	$1,503,340	$6,158,090
Corporate Bonds (c)	—	2,606,051,798	11,923,063	2,617,974,861
Loan Assignments (d)	—	34,541,025	21,119,634	55,660,659
Total Long-Term Bonds	—	2,645,247,573	34,546,037	2,679,793,610
Common Stocks (e)	1,799,838	581,251	3,957,828	6,338,917
Preferred Stock	3,260,250	—	—	3,260,250
Warrants (f)	—	—	6,740	6,740
Short-Term Investment
Repurchase Agreement	—	87,454,465	—	87,454,465
Total Investments in Securities	$5,060,088	$2,733,283,289	$38,510,605	$2,776,853,982

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $1,503,340 is held in Electric within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $10,422,663 and $1,500,400 are held in Entertainment and Oil & Gas, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	Includes $21,119,634 of a level 3 security held in Auto Parts & Equipment, which represents a Loan Assignment whose value was obtained from an independent pricing service which utilized significant unobservable inputs to measure such value as referenced in the Portfolio of Investments.

(e)	The Level 3 securities valued at $876,330, $274,253 and $2,807,245 are held in Electric, Media, and Metal Fabricate & Hardware, respectively, within the Common Stocks section of the Portfolio of Investments.

(f)	The Level 3 security valued at $6,740 is held in Food within the Warrants section of the Portfolio of Investments

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2015, a security with a market value of $9,301,325 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of December 31, 2014, the fair value obtained for this Loan Assignment, from an independent pricing service, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2015
Long-Term Bonds
Convertible Bonds
Electric	$1,503,340	$-	$-	$-	$-	$-		$-	$-	$1,503,340	$-
Corporate Bonds
Entertainment	10,468,208	825	1,585	17,110	-	(65,065	)(a)	-	-	10,422,663	(824)
Oil & Gas	1,261,700	-	-	238,700	-	-		-	-	1,500,400	238,700
Loan Assignments
Auto Parts & Equipment	23,335,892	40,619	-	(2,256,877)	-	-		-	-	21,119,634	(2,256,877)
Distribution & Wholesale	9,301,325	-	-	-	-	-		-	(9,301,325)	-	-
Miscellaneous - Manufacturing	2,307,289	265	(55,689)	49,508	-	(2,301,373)		-	-	-	-
Common Stocks
Electric	876,330	-	-	-	-	-		-	-	876,330	-
Media	274,253	-	-	-	-	-		-	-	274,253	-
Metal, Fabricate & Hardware	2,807,245	-	-	-	-	-		-	-	2,807,245	-
Warrants
Food	6,740	-	-	-	-	-		-	-	6,740	-
Total	$52,142,322	$41,709	$(54,104)	$(1,951,559)	$-	$(2,366,438)		$-	$(9,301,325)	$38,510,605	$(2,019,001)

(a) Sales include principal reductions.

As of March 31, 2015, the Portfolio held the following restricted securities:

Security	Date(s) of Acquisition	Principal Amount/ Number of Warrants/ Shares	Cost	3/31/15 Value	Percent of Net Assets
Affinity Gaming LLC
Common Stock	10/24/12	75,000	$843,750	$581,251	0.0	%‡
ASG Corp.
Warrants Expire 5/15/18	4/30/10	3,370	—	6,740	0.0	‡
Chesapeake Energy Corp. (Escrow Claim Shares)
Corporate Bond 6.775%, due 3/15/19	11/26/14	$6,820,000	—	1,500,400	0.0	‡
ION Media Networks, Inc.
Common Stock	3/12/10-12/20/10	725	1,099	274,253	0.0	‡
Neenah Enterprises, Inc.
Common Stock	7/29/10	230,859	1,955,376	2,807,245	0.1
Sterling Entertainment Enterprises LLC
Corporate Bond 9.75%, due 12/31/19	12/21/12	$10,000,000	10,000,000	10,375,000	0.4
Upstate New York Power Producers, Inc.
Common Stock	6/29/12	19,474	331,050	876,330	0.0	‡
Upstate New York Power Producers, Inc.
(PIK) Convertible Bond 20.00%, due 6/15/17	12/15/13-12/15/14	$1,379,211	1,492,055	1,503,340	0.1
Total			$14,623,330	$17,924,559	0.6%

‡ Less than one-tenth of a percent.

MainStay VP ICAP Select Equity Portfolio

Portfolio of Investments March 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 98.1% †
	Aerospace & Defense 5.5%
	Boeing Co. (The)	300,975	$45,170,328
	Honeywell International, Inc.	280,400	29,248,524
			74,418,852
	Auto Components 4.0%
¤	Johnson Controls, Inc.	1,075,550	54,250,742

	Banks 9.1%
¤	Bank of America Corp.	4,196,700	64,587,213
¤	Citigroup, Inc.	1,135,250	58,488,080
			123,075,293
	Biotechnology 1.8%
	Biogen Idec, Inc. (a)	56,625	23,909,340

	Capital Markets 10.7%
	Ameriprise Financial, Inc.	349,350	45,708,954
¤	Goldman Sachs Group, Inc. (The)	277,850	52,227,464
	Northern Trust Corp.	660,790	46,024,024
			143,960,442
	Chemicals 5.7%
¤	Monsanto Co.	479,050	53,912,287
	Mosaic Co. (The)	498,350	22,954,001
			76,866,288
	Communications Equipment 2.5%
	QUALCOMM, Inc.	492,800	34,170,752

	Electric Utilities 0.7%
	Exelon Corp.	271,200	9,115,032

	Energy Equipment & Services 1.4%
	Cameron International Corp. (a)	428,300	19,324,896

	Health Care Equipment & Supplies 4.9%
¤	Medtronic, PLC	844,136	65,834,167

	Health Care Providers & Services 3.2%
	Express Scripts Holding Co. (a)	502,200	43,575,894

	Hotels, Restaurants & Leisure 2.5%
	Las Vegas Sands Corp.	621,750	34,221,120

	Household Durables 0.7%
	Whirlpool Corp.	49,375	9,976,713

	Industrial Conglomerates 5.6%
¤	General Electric Co.	3,057,000	75,844,170

	Internet Software & Services 4.0%
¤	Google, Inc. Class C (a)	98,725	54,101,300

	Machinery 2.5%
	Pentair PLC	534,200	33,595,838

	Media 11.7%
¤	Comcast Corp. Class A	1,435,400	81,057,038
	Liberty Media Corp. Class C (a)	667,300	25,490,860
	Viacom, Inc. Class B	755,500	51,600,650
			158,148,548
	Oil, Gas & Consumable Fuels 3.6%
	Occidental Petroleum Corp.	659,650	48,154,450

	Pharmaceuticals 9.7%
	Actavis PLC (a)	144,100	42,887,042
¤	Pfizer, Inc.	1,576,350	54,841,216
	Valeant Pharmaceuticals International, Inc. (a)	168,775	33,522,091
			131,250,349
	Semiconductors & Semiconductor Equipment 4.0%
	ASML Holding N.V., NY Registered Shares	196,900	19,892,807
	Texas Instruments, Inc.	609,033	34,827,552
			54,720,359
	Software 3.3%
	Oracle Corp.	1,036,550	44,727,132

	Technology Hardware, Storage & Peripherals 1.0%
	NetApp, Inc.	368,996	13,084,598

	Total Common Stocks (Cost $1,176,256,653)		1,326,326,275

	Principal Amount
Short-Term Investment 2.2%
Repurchase Agreement 2.2%
State Street Bank and Trust Co. 0.00%, dated 3/31/15 due 4/1/15 Proceeds at Maturity $29,073,092 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $29,875,000 and a Market Value of $29,659,004)	$29,073,092	29,073,092
Total Short-Term Investment (Cost $29,073,092)		29,073,092
Total Investments (Cost $1,205,329,745) (b)	100.3%	1,355,399,367
Other Assets, Less Liabilities	(0.3)	(3,685,520)
Net Assets	100.0%	$1,351,713,847

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of March 31, 2015, cost was $1,205,728,352 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$170,855,420
Gross unrealized depreciation	(21,184,405)
Net unrealized appreciation	$149,671,015

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,326,326,275	$—	$—	$1,326,326,275
Short-Term Investment
Repurchase Agreement	—	29,073,092	—	29,073,092
Total Investments in Securities	$1,326,326,275	$29,073,092	$—	$1,355,399,367

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Income Builder Portfolio

Portfolio of Investments March 31, 2015 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 45.0%†
	Asset-Backed Securities 0.5%
	Home Equity 0.4%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.231%, due 10/25/36 (a)		$283,330	$255,052
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.241%, due 5/25/37 (a)		240,587	150,862
	GSAA Home Equity Trust Series 2006-14, Class A1 0.221%, due 9/25/36 (a)		2,468,702	1,320,378
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.271%, due 4/25/37 (a)		102,374	100,552
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.271%, due 3/25/47 (a)		277,884	172,279
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.221%, due 11/25/36 (a)		303,690	143,337
	Soundview Home Equity Loan Trust Series 2006-EQ2, Class A2 0.281%, due 1/25/37 (a)		490,305	335,637
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.281%, due 9/25/37 (a)		366,393	177,652
				2,655,749
	Student Loans 0.1%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.582%, due 5/25/29 (a)		331,743	321,278

	Total Asset-Backed Securities (Cost $3,416,832)			2,977,027

	Convertible Bonds 0.3%
	Leisure Time 0.3%
	Jarden Corp. 1.125%, due 3/15/34		1,200,000	1,431,000

	Transportation 0.0%‡
	Hornbeck Offshore Services, Inc. 1.50%, due 9/1/19		340,000	274,125
	Total Convertible Bonds (Cost $1,572,181)			1,705,125

	Corporate Bonds 40.9%
	Aerospace & Defense 0.6%
	BAE Systems Holdings, Inc. 5.20%, due 8/15/15 (b)		1,325,000	1,346,033
	KLX, Inc. 5.875%, due 12/1/22 (b)		1,355,000	1,351,613
	TransDigm, Inc. 7.50%, due 7/15/21		725,000	779,375
				3,477,021
	Agriculture 0.0%‡
	Lorillard Tobacco Co. 8.125%, due 6/23/19		165,000	201,797

	Airlines 1.0%
	American Airlines Group, Inc. 4.625%, due 3/1/20 (b)		1,400,000	1,371,125
	Continental Airlines, Inc.
	Series A 7.25%, due 5/10/21		348,593	403,497
	Series 2003-ERJ1 7.875%, due 1/2/20		598,146	631,762
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21		1,229,340	1,425,174
	U.S. Airways Group, Inc.
	Class A Series 2012-1 Pass Through Trust 5.90%, due 4/1/26		965,859	1,103,494
	Class A Series 2010-1 Pass Through Trust 6.25%, due 10/22/24		580,533	658,905
				5,593,957
	Auto Manufacturers 0.7%
	Chrysler Group LLC / CG Co-Issuer, Inc. 8.25%, due 6/15/21		900,000	998,199
	Ford Motor Co.
	6.625%, due 10/1/28		500,000	642,498
	7.45%, due 7/16/31		455,000	628,168
	Ford Motor Credit Co. LLC 5.875%, due 8/2/21		150,000	176,580
	Navistar International Corp. 8.25%, due 11/1/21		1,175,000	1,142,688
				3,588,133
	Auto Parts & Equipment 1.0%
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (b)		950,000	980,206
	Dana Holding Corp. 5.375%, due 9/15/21		1,035,000	1,076,400
	Goodyear Tire & Rubber Co. (The)
	6.50%, due 3/1/21		300,000	319,500
	8.25%, due 8/15/20		525,000	555,188
	MPG Holdco I, Inc. 7.375%, due 10/15/22 (b)		1,250,000	1,335,937
	Schaeffler Finance B.V. 4.75%, due 5/15/23 (b)		1,245,000	1,257,450
				5,524,681
	Banks 4.3%
	AgriBank FCB 9.125%, due 7/15/19		200,000	255,240
	Banco Santander Mexico S.A. 4.125%, due 11/9/22 (b)		1,000,000	1,018,750
	Bank of America Corp.
	5.42%, due 3/15/17		100,000	106,809
	6.11%, due 1/29/37		980,000	1,193,337
	7.625%, due 6/1/19		680,000	820,750
	8.00%, due 7/29/49 (a)		1,000,000	1,068,750
	BBVA Bancomer S.A. 6.75%, due 9/30/22 (b)		875,000	989,363
	CIT Group, Inc.
	3.875%, due 2/19/19		890,000	881,100
	4.25%, due 8/15/17		200,000	202,500
	6.625%, due 4/1/18 (b)		400,000	429,000
	Citigroup, Inc.
	3.375%, due 3/1/23		795,000	814,739
	4.05%, due 7/30/22		105,000	110,153
	6.30%, due 12/29/49 (a)		1,255,000	1,281,669
	Discover Bank 8.70%, due 11/18/19		795,000	979,183
	Goldman Sachs Group, Inc. (The) 3.625%, due 1/22/23		1,330,000	1,375,716
	HSBC Holdings PLC 6.375%, due 12/29/49 (a)		1,275,000	1,302,094
	JPMorgan Chase & Co.
	6.125%, due 12/29/49 (a)		1,345,000	1,371,766
	7.90%, due 4/29/49 (a)		1,450,000	1,560,562
	Mellon Capital III 6.369%, due 9/5/66 (a)	GBP	900,000	1,388,462
	Mizuho Financial Group Cayman 3, Ltd. 4.60%, due 3/27/24 (b)		$1,000,000	1,073,786
	Morgan Stanley
	4.875%, due 11/1/22		495,000	540,620
	5.00%, due 11/24/25		1,150,000	1,270,353
	5.45%, due 7/29/49 (a)		1,275,000	1,284,563
	Royal Bank of Scotland Group PLC
	5.125%, due 5/28/24		585,000	613,730
	6.125%, due 12/15/22		550,000	619,353
	Wells Fargo & Co. 5.90%, due 12/29/49 (a)		1,005,000	1,046,456
				23,598,804
	Beverages 0.1%
	Embotelladora Andina S.A. 5.00%, due 10/1/23 (b)		610,000	669,666

	Biotechnology 0.3%
	Amgen, Inc. 5.85%, due 6/1/17		1,250,000	1,373,339

	Building Materials 0.8%
	Cemex S.A.B. de C.V. 7.25%, due 1/15/21 (b)		1,150,000	1,227,625
	USG Corp.
	6.30%, due 11/15/16		2,265,000	2,372,587
	9.75%, due 1/15/18		545,000	630,838
				4,231,050
	Chemicals 0.8%
	Dow Chemical Co. (The)
	4.125%, due 11/15/21		710,000	771,546
	8.55%, due 5/15/19		140,000	175,283
	Hexion U.S. Finance Corp. 6.625%, due 4/15/20		390,000	356,850
	Huntsman International LLC 8.625%, due 3/15/21		1,250,000	1,337,500
	Rockwood Specialties Group, Inc. 4.625%, due 10/15/20		675,000	702,844
	WR Grace & Co. 5.125%, due 10/1/21 (b)		765,000	793,687
				4,137,710
	Coal 0.0%‡
	Alpha Natural Resources, Inc. 7.50%, due 8/1/20 (b)(c)		187,000	76,153

	Commercial Services 0.9%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, due 4/1/23		1,280,000	1,316,800
	Hertz Corp. (The)
	5.875%, due 10/15/20		277,000	284,618
	7.375%, due 1/15/21		1,200,000	1,260,000
	United Rentals North America, Inc.
	4.625%, due 7/15/23		715,000	723,044
	6.125%, due 6/15/23		605,000	640,544
	8.375%, due 9/15/20		565,000	607,544
				4,832,550
	Computers 0.5%
	NCR Corp. 5.00%, due 7/15/22		1,680,000	1,696,800
	SunGard Data Systems, Inc.
	6.625%, due 11/1/19		1,100,000	1,133,000
	7.375%, due 11/15/18		172,000	178,880
				3,008,680
	Cosmetics & Personal Care 0.2%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (b)		800,000	858,000

	Diversified Financial Services 0.4%
	Alterra Finance LLC 6.25%, due 9/30/20		75,000	88,259
	GE Capital Trust II Series Reg S 5.50%, due 9/15/67 (a)	EUR	810,000	949,339
	General Electric Capital Corp. Series Reg S 6.50%, due 9/15/67 (a)	GBP	490,000	786,771
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (b)		$425,000	431,134
				2,255,503
	Electric 1.0%
	Abu Dhabi National Energy Co. 3.625%, due 1/12/23 (b)		980,000	995,925
	Calpine Corp. 5.75%, due 1/15/25		1,185,000	1,193,888
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (b)		1,490,000	1,677,333
	Great Plains Energy, Inc. 5.292%, due 6/15/22 (d)		500,000	573,991
	Puget Energy, Inc. 5.625%, due 7/15/22		350,000	407,165
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (a)		681,520	682,869
				5,531,171
	Engineering & Construction 0.3%
	MasTec, Inc. 4.875%, due 3/15/23		785,000	733,975
	Odebrecht Finance, Ltd. 4.375%, due 4/25/25 (b)		925,000	772,375
				1,506,350
	Entertainment 0.2%
	Mohegan Tribal Gaming Authority 9.75%, due 9/1/21		880,000	932,800
	Scientific Games International, Inc. 7.00%, due 1/1/22 (b)		110,000	112,475
				1,045,275
	Finance - Auto Loans 0.2%
	Ally Financial, Inc. 8.00%, due 11/1/31		1,045,000	1,306,250

	Finance - Consumer Loans 0.8%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (a)		1,100,000	1,118,150
	Navient Corp. 8.00%, due 3/25/20		750,000	832,575
	OneMain Financial Holdings, Inc. 7.25%, due 12/15/21 (b)		1,190,000	1,231,650
	Springleaf Finance Corp.
	6.00%, due 6/1/20		345,000	346,725
	7.75%, due 10/1/21		800,000	876,000
				4,405,100
	Finance - Credit Card 0.1%
	American Express Co. 6.80%, due 9/1/66 (a)		700,000	735,140

	Finance - Investment Banker/Broker 0.1%
	Jefferies Group LLC
	5.125%, due 1/20/23		320,000	332,161
	6.45%, due 6/8/27		435,000	469,800
				801,961
	Finance - Mortgage Loan/Banker 0.1%
	Countrywide Financial Corp. 6.25%, due 5/15/16		520,000	547,044

	Finance - Other Services 0.2%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22		145,000	149,350
	6.00%, due 8/1/20		945,000	981,666
				1,131,016
	Food 1.4%
	Cosan Luxembourg S.A. 5.00%, due 3/14/23 (b)		1,050,000	931,875
	Grupo Bimbo S.A.B. de C.V. 4.50%, due 1/25/22 (b)		750,000	808,650
	HJ Heinz Co. 4.875%, due 2/15/25 (b)		1,385,000	1,500,994
	Kerry Group Financial Services 3.20%, due 4/9/23 (b)		1,290,000	1,291,860
	Pilgrim's Pride Corp. 5.75%, due 3/15/25 (b)		955,000	976,487
	Smithfield Foods, Inc. 6.625%, due 8/15/22		190,000	203,300
	Tyson Foods, Inc. 3.95%, due 8/15/24		1,810,000	1,912,236
	Virgolino de Oliveira Finance S.A.
	10.875%, due 1/13/20 (b)(e)		660,000	117,480
	11.75%, due 2/9/22 (b)(f)		750,000	30,000
				7,772,882
	Food Services 0.2%
	Aramark Services, Inc. 5.75%, due 3/15/20		1,250,000	1,306,250

	Hand & Machine Tools 0.2%
	Milacron LLC / Mcron Finance Corp. 7.75%, due 2/15/21 (b)		940,000	972,900

	Health Care - Products 0.4%
	Alere, Inc.
	6.50%, due 6/15/20		500,000	516,250
	7.25%, due 7/1/18		825,000	875,531
	Mallinckrodt International Finance S.A. 4.75%, due 4/15/23		450,000	428,625
	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC 5.75%, due 8/1/22 (b)		450,000	464,625
				2,285,031
	Health Care - Services 1.1%
	CIGNA Corp. 4.375%, due 12/15/20		135,000	150,538
	Fresenius Medical Care U.S. Finance II, Inc. 5.875%, due 1/31/22 (b)		1,155,000	1,270,500
	HCA, Inc. 5.00%, due 3/15/24		1,675,000	1,775,500
	MPH Acquisition Holdings LLC 6.625%, due 4/1/22 (b)		1,340,000	1,388,575
	Tenet Healthcare Corp. 6.00%, due 10/1/20		1,250,000	1,325,000
				5,910,113
	Home Builders 1.8%
	Beazer Homes USA, Inc.
	5.75%, due 6/15/19		410,000	400,775
	7.25%, due 2/1/23		500,000	477,500
	K Hovnanian Enterprises, Inc. 7.25%, due 10/15/20 (b)		2,225,000	2,336,250
	Lennar Corp.
	4.50%, due 6/15/19		1,100,000	1,135,750
	4.50%, due 11/15/19		200,000	205,500
	MDC Holdings, Inc. 5.625%, due 2/1/20		1,100,000	1,171,500
	Shea Homes, L.P. / Shea Homes Funding Corp. 5.875%, due 4/1/23 (b)		1,255,000	1,276,962
	Standard Pacific Corp. 8.375%, due 5/15/18		800,000	914,000
	Toll Brothers Finance Corp. 5.875%, due 2/15/22		670,000	735,325
	TRI Pointe Holdings, Inc. 5.875%, due 6/15/24 (b)		1,430,000	1,397,825
				10,051,387
	Insurance 3.7%
	Allstate Corp. (The) 6.50%, due 5/15/67 (a)		1,725,000	1,996,687
	American International Group, Inc.
	Series A3 4.875%, due 3/15/67 (a)	EUR	500,000	559,399
	Series A2 5.75%, due 3/15/67 (a)	GBP	500,000	774,780
	Chubb Corp. (The) 6.375%, due 3/29/67 (a)		$730,000	773,800
	Genworth Holdings, Inc.
	6.15%, due 11/15/66 (a)		565,000	333,350
	7.625%, due 9/24/21		865,000	899,600
	Hartford Financial Services Group, Inc. (The) 6.10%, due 10/1/41		1,725,000	2,253,000
	Liberty Mutual Group, Inc.
	4.25%, due 6/15/23 (b)		145,000	154,444
	6.50%, due 3/15/35 (b)		130,000	163,224
	7.80%, due 3/7/87 (b)		1,195,000	1,460,888
	Oil Insurance, Ltd. 3.255%, due 12/29/49 (a)(b)		580,000	516,200
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (b)		1,000,000	1,324,876
	Progressive Corp. (The) 6.70%, due 6/15/67 (a)		1,450,000	1,528,844
	Protective Life Corp. 8.45%, due 10/15/39		725,000	1,101,437
	Provident Cos., Inc. 7.25%, due 3/15/28		925,000	1,222,029
	Prudential Financial, Inc. 5.625%, due 6/15/43 (a)		795,000	842,700
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (a)(b)		600,000	630,000
	Validus Holdings, Ltd. 8.875%, due 1/26/40		740,000	1,049,510
	Voya Financial, Inc. 5.50%, due 7/15/22		840,000	970,701
	XL Group PLC 6.50%, due 10/29/49 (a)		945,000	836,325
	XLIT, Ltd. 4.45%, due 3/31/25		985,000	991,375
				20,383,169
	Internet 0.2%
	Alibaba Group Holding, Ltd. 3.125%, due 11/28/21 (b)		1,300,000	1,309,165

	Investment Company 0.2%
	CDP Financial, Inc. 4.40%, due 11/25/19 (b)		900,000	1,001,634

	Iron & Steel 0.7%
	AK Steel Corp. 8.75%, due 12/1/18		800,000	852,000
	ArcelorMittal 7.75%, due 10/15/39		1,000,000	1,050,000
	Cliffs Natural Resources, Inc.
	5.90%, due 3/15/20		465,000	265,050
	5.95%, due 1/15/18 (d)		325,000	251,875
	United States Steel Corp. 7.375%, due 4/1/20		650,000	659,945
	Vale Overseas, Ltd. 6.875%, due 11/21/36		610,000	589,992
				3,668,862
	Lodging 1.3%
	Caesars Entertainment Operating Co., Inc. 9.00%, due 2/15/20 (e)		1,025,000	758,500
	MGM Resorts International 6.75%, due 10/1/20		3,468,000	3,719,430
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18		865,000	990,351
	7.15%, due 12/1/19		125,000	148,111
	Wynn Las Vegas Llc / Wynn Las Vegas Capital Corp. 5.50%, due 3/1/25 (b)		1,445,000	1,463,063
				7,079,455
	Machinery - Construction & Mining 0.2%
	Terex Corp. 6.50%, due 4/1/20		1,050,000	1,092,000

	Machinery - Diversified 0.3%
	Zebra Technologies Corp. 7.25%, due 10/15/22 (b)		1,290,000	1,389,975

	Media 1.1%
	CCO Holdings LLC / CCO Holdings Capital Corp. 5.75%, due 1/15/24		690,000	716,738
	Clear Channel Worldwide Holdings, Inc. Series B 6.50%, due 11/15/22		1,275,000	1,341,938
	Comcast Corp. 5.70%, due 7/1/19		800,000	925,485
	DISH DBS Corp.
	5.875%, due 7/15/22		725,000	736,781
	7.125%, due 2/1/16		600,000	623,250
	iHeartCommunications, Inc. 9.00%, due 3/1/21		1,080,000	1,034,100
	NBC Universal Media LLC 5.15%, due 4/30/20		55,000	63,123
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		355,000	477,028
	Time Warner, Inc. 7.70%, due 5/1/32		115,000	163,541
				6,081,984
	Mining 0.6%
	Aleris International, Inc. 7.875%, due 11/1/20		850,000	864,875
	FMG Resources (August 2006) Pty, Ltd. 8.25%, due 11/1/19 (b)		900,000	774,000
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19		650,000	824,271
	Vedanta Resources PLC
	7.125%, due 5/31/23 (b)		700,000	579,250
	8.25%, due 6/7/21 (b)		345,000	313,087
				3,355,483
	Miscellaneous - Manufacturing 0.6%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (b)		1,390,000	1,398,687
	Bombardier, Inc. 7.75%, due 3/15/20 (b)		815,000	852,898
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (b)		1,305,000	1,231,594
				3,483,179
	Oil & Gas 2.6%
	Berry Petroleum Co. 6.375%, due 9/15/22		640,000	497,600
	California Resources Corp. 5.00%, due 1/15/20 (b)		675,000	609,188
	CHC Helicopter S.A. 9.25%, due 10/15/20		1,039,500	878,377
	Chesapeake Energy Corp. 6.625%, due 8/15/20		1,025,000	1,058,312
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (b)		850,000	824,500
	ConocoPhillips 6.50%, due 2/1/39		1,000,000	1,348,993
	Denbury Resources, Inc. 6.375%, due 8/15/21		1,155,000	1,088,587
	ENI S.p.A. 4.15%, due 10/1/20 (b)		800,000	849,281
	EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, due 5/1/20		1,115,000	1,167,962
	Linn Energy LLC / Linn Energy Finance Corp. 8.625%, due 4/15/20		2,075,000	1,768,937
	Petrobras Global Finance B.V. 4.375%, due 5/20/23		1,160,000	991,916
	Precision Drilling Corp.
	6.50%, due 12/15/21		675,000	626,063
	6.625%, due 11/15/20		295,000	278,038
	Samson Investment Co. 9.75%, due 2/15/20		835,000	225,450
	SM Energy Co. 5.00%, due 1/15/24		875,000	823,813
	Sunoco, L.P. / Sunoco Finance Corp. 6.375%, due 4/1/23 (b)		775,000	798,250
	Swift Energy Co. 7.875%, due 3/1/22		825,000	330,000
				14,165,267
	Oil & Gas Services 0.5%
	Basic Energy Services, Inc. 7.75%, due 2/15/19		1,125,000	866,250
	Hiland Partners, L.P. / Hiland Partners Finance Corp. 5.50%, due 5/15/22 (b)		1,225,000	1,255,625
	PHI, Inc. 5.25%, due 3/15/19		900,000	814,500
				2,936,375
	Packaging & Containers 0.5%
	Crown European Holdings S.A. 4.00%, due 7/15/22 (b)	EUR	900,000	1,045,143
	Owens-Brockway Glass Container, Inc. 5.00%, due 1/15/22 (b)		$555,000	565,351
	Reynolds Group Issuer, Inc.
	5.75%, due 10/15/20		850,000	878,688
	9.875%, due 8/15/19		455,000	486,850
				2,976,032
	Pharmaceuticals 0.6%
	Actavis Funding SCS 3.45%, due 3/15/22		1,530,000	1,567,144
	Endo Finance LLC 6.00%, due 2/1/25 (b)		680,000	700,400
	Valeant Pharmaceuticals International, Inc. 7.50%, due 7/15/21 (b)		650,000	703,014
	VRX Escrow Corp. 5.875%, due 5/15/23 (b)		530,000	543,250
				3,513,808
	Pipelines 2.7%
	Access Midstream Partners, L.P. / ACMP Finance Corp. 4.875%, due 5/15/23		1,225,000	1,234,187
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp. 6.625%, due 10/1/20		850,000	875,500
	Crestwood Midstream Partners, L.P. / Crestwood Midstream Finance Corp. 6.25%, due 4/1/23 (b)		1,150,000	1,161,500
	Energy Transfer Equity, L.P. 5.875%, due 1/15/24		880,000	928,400
	Energy Transfer Partners, L.P. 7.60%, due 2/1/24		290,000	361,308
¤	Kinder Morgan, Inc. 7.75%, due 1/15/32		1,250,000	1,538,432
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp. 5.50%, due 2/15/23		925,000	950,437
	Penn Virginia Resource Partners, L.P. / Penn Virginia Resource Finance Corp. II 6.50%, due 5/15/21		125,000	131,563
	Plains All American Pipeline, L.P. / PAA Finance Corp. 4.70%, due 6/15/44		1,375,000	1,397,065
	Regency Energy Partners, L.P. / Regency Energy Finance Corp.
	5.00%, due 10/1/22		125,000	130,000
	5.50%, due 4/15/23		350,000	361,375
	5.75%, due 9/1/20		660,000	712,800
	5.875%, due 3/1/22		405,000	439,425
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24		795,000	873,045
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.25%, due 11/15/23		965,000	928,813
	5.25%, due 5/1/23		1,735,000	1,743,675
	Williams Cos., Inc. (The)
	3.70%, due 1/15/23		850,000	785,741
	4.55%, due 6/24/24		430,000	416,461
				14,969,727
	Real Estate Investment Trusts 0.3%
	Iron Mountain, Inc. 5.75%, due 8/15/24		1,400,000	1,417,500

	Retail 1.6%
	AmeriGas Finance LLC / AmeriGas Finance Corp.
	6.75%, due 5/20/20		525,000	552,563
	7.00%, due 5/20/22		610,000	654,225
	Brinker International, Inc. 2.60%, due 5/15/18		835,000	838,841
	CVS Pass-Through Trust 5.789%, due 1/10/26 (b)(c)		47,741	54,113
	Family Tree Escrow LLC 5.75%, due 3/1/23 (b)		1,335,000	1,405,087
	Macy's Retail Holdings, Inc. 3.875%, due 1/15/22		775,000	827,258
	QVC, Inc. 4.85%, due 4/1/24		1,125,000	1,169,501
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp. 5.50%, due 6/1/24		1,080,000	1,107,000
	5.75%, due 3/1/25		90,000	91,800
	Tiffany & Co. 3.80%, due 10/1/24 (b)		2,000,000	2,032,944
				8,733,332
	Semiconductors 0.5%
	Freescale Semiconductor, Inc.
	5.00%, due 5/15/21 (b)		190,000	200,450
	6.00%, due 1/15/22 (b)		1,040,000	1,132,300
	Sensata Technologies B.V. 5.00%, due 10/1/25 (b)		1,135,000	1,150,606
				2,483,356
	Software 0.4%
	First Data Corp.
	7.375%, due 6/15/19 (b)		1,115,000	1,165,175
	8.875%, due 8/15/20 (b)		710,000	756,150
				1,921,325
	Telecommunications 2.3%
	CC Holdings GS V LLC / Crown Castle GS III Corp. 2.381%, due 12/15/17		945,000	952,912
	Comcel Trust 6.875%, due 2/6/24 (b)		750,000	799,125
	CommScope, Inc. 5.00%, due 6/15/21 (b)		985,000	983,769
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19		450,000	488,250
	7.625%, due 6/15/21		575,000	632,500
	Inmarsat Finance PLC 4.875%, due 5/15/22 (b)		1,170,000	1,170,000
	Intelsat Luxembourg S.A. 8.125%, due 6/1/23		1,300,000	1,196,000
	Sprint Communications, Inc. 6.00%, due 11/15/22		1,100,000	1,045,000
	Sprint Corp. 7.25%, due 9/15/21		400,000	402,000
	T-Mobile USA, Inc. 6.125%, due 1/15/22		1,600,000	1,650,000
	Telecom Italia Capital S.A. 7.721%, due 6/4/38		135,000	157,612
	Telefonica Emisiones SAU
	4.57%, due 4/27/23		1,139,000	1,253,364
	5.462%, due 2/16/21		175,000	199,996
	UPCB Finance L.V., Ltd. 5.375%, due 1/15/25		765,000	765,000
¤	Verizon Communications, Inc. 5.15%, due 9/15/23		1,055,000	1,209,541
				12,905,069
	Transportation 0.3%
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (b)		300,000	312,000
	Hornbeck Offshore Services, Inc. 5.00%, due 3/1/21		1,375,000	1,093,125
	Ukraine Railways via Shortline PLC 9.50%, due 5/21/18 (b)		775,000	286,750
				1,691,875
	Total Corporate Bonds (Cost $222,893,249)			225,293,486

	Foreign Bonds 0.3%
	Banks 0.2%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	GBP	525,000	1,058,169

	Packaging & Containers 0.1%
	Rexam PLC 6.75%, due 6/29/67 (a)	EUR	525,000	579,466

	Total Foreign Bonds (Cost $1,594,199)			1,637,635

	Loan Assignments 1.6% (g)
	Airlines 0.2%
	U.S. Airways Group, Inc. New Term Loan B1 3.50%, due 5/23/19		$990,000	986,641

	Auto Parts & Equipment 0.1%
	Allison Transmission, Inc. New Term Loan B3 3.50%, due 8/23/19		587,420	586,931

	Commercial Services 0.1%
	Allied Security Holdings LLC New 2nd Lien Term Loan 8.00%, due 8/13/21		726,027	723,607

	Entertainment 0.2%
	Scientific Games International, Inc. 2014 Term Loan B1 6.00%, due 10/18/20		1,086,250	1,087,996

	Health Care - Products 0.2%
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21		1,071,900	1,061,014

	Household Products & Wares 0.3%
	Prestige Brands, Inc. Term Loan B2 4.50%, due 9/3/21		1,558,333	1,561,060

	Media 0.3%
	Clear Channel Communications, Inc. Term Loan D 6.928%, due 1/30/19		1,136,165	1,079,072
	Virgin Media Bristol LLC USD Term Loan B 3.50%, due 6/7/20		641,107	640,128
				1,719,200
	Mining 0.1%
	FMG Resources (August 2006) Pty, Ltd. New Term Loan B 3.75%, due 6/30/19		487,575	440,385

	Pharmaceuticals 0.1%
	Valeant Pharmaceuticals International, Inc. Series E Term Loan B 3.50%, due 8/5/20		597,147	596,867

	Total Loan Assignments (Cost $8,801,671)			8,763,701

	Mortgage-Backed Securities 0.5%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.4%
	Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.782%, due 4/10/49 (h)		290,000	307,064
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.404%, due 12/25/36 (a)(b)		123,214	111,570
	Bear Stearns Commercial Mortgage Securities Trust
	Series 2005-PW10, Class A4 5.405%, due 12/11/40 (a)		100,173	101,771
	Series 2007-PW16, Class A4 5.896%, due 6/11/40 (h)		290,000	312,743
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.349%, due 12/10/49 (h)		138,269	151,115
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (b)		480,000	550,226
	Morgan Stanley Capital I, Trust Series 2007-IQ15, Class A4 6.104%, due 6/11/49 (h)		190,961	207,407
	Timberstar Trust 1 Series 2006-1A, Class A 5.668%, due 10/15/36 (b)		160,000	169,334
				1,911,230
	Residential Mortgages (Collateralized Mortgage Obligations) 0.1%
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)		71,723	67,764
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.72%, due 2/25/42 (a)(b)(c)(f)		338,872	277,875
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 1.959%, due 11/25/36 (h)		241,863	213,559
				559,198
	Total Mortgage-Backed Securities (Cost $2,192,344)			2,470,428

	U.S. Government & Federal Agencies 0.9%
	Federal National Mortgage Association (Mortgage Pass-Through Security) 0.0%‡
	6.00%, due 4/1/37		71,621	79,127

	United States Treasury Bonds 0.4%
	2.875%, due 5/15/43		1,040,000	1,108,087
	4.375%, due 11/15/39		800,000	1,077,625
	4.375%, due 5/15/40		150,000	202,676
				2,388,388
	United States Treasury Notes 0.5%
	0.25%, due 12/15/15		640,000	640,150
	2.00%, due 4/30/16		2,005,000	2,041,028
				2,681,178
	Total U.S. Government & Federal Agencies (Cost $4,520,123)			5,148,693
	Total Long-Term Bonds (Cost $244,990,599)			247,996,095

		Shares
	Common Stocks 47.1%
	Aerospace & Defense 1.3%
	BAE Systems PLC	533,710	4,144,578
	Lockheed Martin Corp.	14,975	3,039,326
			7,183,904
	Agriculture 4.7%
¤	Altria Group, Inc.	96,040	4,803,921
	British American Tobacco PLC	55,180	2,855,477
	Imperial Tobacco Group PLC	104,690	4,601,454
¤	Lorillard, Inc.	71,050	4,643,117
	Philip Morris International, Inc.	56,105	4,226,390
¤	Reynolds American, Inc.	70,980	4,891,232
			26,021,591
	Auto Manufacturers 0.7%
	Daimler A.G. Registered Shares	28,830	2,781,582
	Ford Motor Co.	52,500	847,350
			3,628,932
	Banks 1.7%
	Commonwealth Bank of Australia	26,010	1,850,302
	Svenska Handelsbanken AB Class A	74,030	3,346,421
	Wells Fargo & Co.	41,320	2,247,808
	Westpac Banking Corp.	69,490	2,084,268
			9,528,799
	Beverages 0.8%
	Coca-Cola Co. (The)	35,320	1,432,226
	Diageo PLC, Sponsored ADR	11,030	1,219,587
	PepsiCo., Inc.	16,580	1,585,380
			4,237,193
	Chemicals 2.1%
	BASF S.E.	32,380	3,222,277
	Dow Chemical Co. (The)	49,190	2,360,136
	E.I. du Pont de Nemours & Co.	22,730	1,624,513
	Potash Corporation of Saskatchewan, Inc.	97,550	3,145,988
	Yara International ASA	29,090	1,480,554
			11,833,468
	Commercial Services 0.7%
	Automatic Data Processing, Inc.	19,300	1,652,852
	R.R. Donnelley & Sons Co.	109,910	2,109,173
			3,762,025
	Computers 0.6%
	Apple, Inc.	12,835	1,597,059
	Seagate Technology PLC	32,610	1,696,698
			3,293,757
	Electric 5.4%
	Ameren Corp.	98,660	4,163,452
	Duke Energy Corp.	55,628	4,271,118
	Electricite de France S.A.	124,000	2,978,615
	PPL Corp.	117,180	3,944,279
	Southern Co. (The)	42,815	1,895,848
	SSE PLC	186,670	4,148,056
	TECO Energy, Inc.	168,420	3,267,348
	Terna S.p.A.	806,770	3,556,667
	Wisconsin Energy Corp.	35,320	1,748,340
			29,973,723
	Engineering & Construction 0.7%
	Vinci S.A.	67,320	3,853,099

	Entertainment 0.4%
	Regal Entertainment Group Class A	94,270	2,153,127

	Environmental Controls 0.3%
	Waste Management, Inc.	32,000	1,735,360

	Finance - Other Services 0.4%
	CME Group, Inc.	21,350	2,022,058

	Food 1.0%
	Nestle S.A. Registered	19,970	1,508,333
	Orkla ASA	260,810	1,973,307
	Unilever PLC	44,310	1,850,284
			5,331,924
	Gas 1.2%
	Gas Natural SDG S.A.	87,670	1,971,598
¤	National Grid PLC	366,670	4,703,262
			6,674,860
	Household Products & Wares 0.4%
	Kimberly-Clark Corp.	21,910	2,346,780

	Insurance 2.3%
	Allianz S.E. Registered	12,240	2,130,118
	Arthur J. Gallagher & Co.	30,670	1,433,822
	AXA S.A.	65,530	1,652,666
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered	20,080	4,334,399
	SCOR SE	87,450	2,953,973
			12,504,978
	Investment Management/Advisory Services 0.3%
	Aberdeen Asset Management PLC	234,690	1,600,047

	Media 1.6%
	ION Media Networks, Inc. (c)(f)(i)(j)	8	3,026
	Pearson PLC	115,460	2,485,177
	Shaw Communications, Inc. Class B	90,840	2,038,350
	Vivendi S.A.	97,548	2,425,547
	Wolters Kluwer N.V.	54,180	1,771,015
			8,723,115
	Mining 0.7%
	BHP Billiton, Ltd.	80,030	1,891,429
	Rio Tinto PLC	46,690	1,919,886
			3,811,315
	Miscellaneous - Manufacturing 0.4%
	Siemens A.G.	17,850	1,932,757

	Oil & Gas 2.5%
	ConocoPhillips	32,825	2,043,685
	Occidental Petroleum Corp.	24,400	1,781,200
	Royal Dutch Shell PLC, Sponsored ADR	62,220	3,711,423
	Statoil ASA	159,670	2,830,403
	Total S.A.	72,810	3,622,822
			13,989,533
	Pharmaceuticals 3.4%
	AbbVie, Inc.	36,320	2,126,173
	AstraZeneca PLC, Sponsored ADR	38,260	2,618,132
	GlaxoSmithKline PLC	179,290	4,111,723
	Johnson & Johnson	15,420	1,551,252
	Merck & Co., Inc.	34,160	1,963,517
	Novartis A.G.	29,280	2,896,966
	Roche Holding A.G., (Genusscheine)	6,595	1,819,427
	Sanofi	18,520	1,830,661
			18,917,851
	Pipelines 1.7%
	Enterprise Products Partners, L.P.	57,680	1,899,402
¤	Kinder Morgan, Inc.	107,750	4,531,965
	MarkWest Energy Partners, L.P.	24,070	1,591,027
	Targa Resources Partners, L.P.	28,170	1,165,111
			9,187,505
	Real Estate Investment Trusts 2.4%
	Corrections Corporation of America	92,890	3,739,751
¤	Health Care REIT, Inc.	64,500	4,989,720
	Iron Mountain, Inc.	55,850	2,037,408
	Unibail-Rodamco SE	9,867	2,663,514
			13,430,393
	Retail 0.3%
	McDonald's Corp.	16,140	1,572,682

	Savings & Loans 0.3%
	People's United Financial, Inc.	116,400	1,769,280

	Semiconductors 0.6%
	KLA-Tencor Corp.	22,575	1,315,897
	Microchip Technology, Inc.	40,430	1,977,027
			3,292,924
	Software 0.3%
	Microsoft Corp.	39,540	1,607,499

	Telecommunications 7.0%
	AT&T, Inc.	126,380	4,126,307
¤	BCE, Inc.	110,800	4,690,771
	CenturyLink, Inc.	121,950	4,213,373
¤	Deutsche Telekom A.G.	257,980	4,729,552
	Philippine Long Distance Telephone Co., Sponsored ADR	12,633	789,436
	Rogers Communications, Inc. Class B	80,010	2,678,476
¤	Swisscom A.G.	7,935	4,609,289
	Telstra Corp., Ltd.	791,690	3,804,871
¤	Verizon Communications, Inc.	90,947	4,422,753
	Vodafone Group PLC	1,367,370	4,471,512
			38,536,340
	Transportation 0.2%
	Deutsche Post A.G. Registered	41,090	1,285,476

	Water 0.7%
	United Utilities Group PLC	288,310	3,990,246
	Total Common Stocks (Cost $224,994,190)		259,732,541

	Principal Amount
Short-Term Investment 6.3%
Repurchase Agreement 6.3%
State Street Bank and Trust Co. 0.00%, dated 3/31/15 due 4/1/15 Proceeds at Maturity $34,772,796 (Collateralized by United States Treasury and Government Agency securities with rates between 2.125% and 2.14% and a maturity dates between 1/31/21 and 11/7/22, with a Principal Amount of $35,405,000 and a Market Value of $35,474,159)	$34,772,796	34,772,796
Total Short-Term Investment (Cost $34,772,796)		34,772,796
Total Investments (Cost $504,757,585) (m)	98.4%	542,501,432
Other Assets, Less Liabilities	1.6	8,584,737
Net Assets	100.0%	$551,086,169

	Contracts Long	Unrealized Appreciation (Depreciation)(k)
Futures Contracts 0.1%
Standard & Poor’s 500 Index Mini June 2015 (l)	645	837,037
Euro Stoxx 50 June 2015 (l)	560	292,704
Total Futures Contracts Long (Notional Amount $88,324,510)		1,129,741

	Contracts Short
United States Treasury Note June 2015 (02 Year) (l)	(750)	(659,374)
Total Futures Contracts Short (Notional Amount $164,367,188)		(659,374)
Total Futures Contracts (Notional Amount $76,042,678)		470,367

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2015, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of March 31, 2015.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2015, the total market value of these securities was $411,167, which represented 0.1% of the Portfolio's net assets.
(d)	Step coupon - Rate shown was the rate in effect as of March 31, 2015.
(e)	Issue in default.
(f)	Illiquid security - As of March 31, 2015, the total market value of these securities was $310,901, which represented 0.1% of the Portfolio's net assets.
(g)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of March 31, 2015.
(h)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2015.
(i)	Non-income producing security.
(j)	Restricted security.
(k)	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2015.
(l)	As of March 31, 2015, cash in the amount of $3,469,840 was on deposit with brokers for futures transactions.
(m)	As of March 31, 2015, cost was $504,047,507 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$52,508,821
Gross unrealized depreciation	(14,054,896)
Net unrealized appreciation	$38,453,925

As of March 31,2015, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Sale Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased	Unrealized Appreciation

Euro vs. U.S. Dollar	5/7/15	JPMorgan Chase Bank	EUR	29,724,000	$33,819,075	$1,843,669
Pound Sterling vs. U.S. Dollar	5/7/15	JPMorgan Chase Bank	GBP	16,186,000	$24,857,488	852,701
Net unrealized appreciation on foreign currency forward contracts						$2,696,370

The following abbreviations are used in the above portfolio:

ADR	—American Depositary Receipt
EUR	—Euro
GBP	—British Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$2,977,027	$—	$2,977,027
Convertible Bonds	—	1,705,125	—	1,705,125
Corporate Bonds (b)	—	225,239,373	54,113	225,293,486
Foreign Bonds	—	1,637,635	—	1,637,635
Loan Assignments	—	8,763,701	—	8,763,701
Mortgage-Backed Securities (c)	—	2,192,553	277,875	2,470,428
U.S. Government & Federal Agencies	—	5,148,693	—	5,148,693
Total Long-Term Bonds	—	247,664,107	331,988	247,996,095
Common Stocks (d)	259,729,515	—	3,026	259,732,541
Short-Term Investment
Repurchase Agreement	—	34,772,796	—	34,772,796
Total Investments in Securities	259,729,515	282,436,903	335,014	542,501,432
Other Financial Instruments
Foreign Currency Forward Contract (e)	—	2,696,370	—	2,696,370
Futures Contracts Long (e)	1,129,741	—	—	1,129,741
Total Other Financial Instruments	1,129,741	2,696,370	—	3,826,111
Total Investments in Securities and Other Financial Instruments	$260,859,256	$285,133,273	$335,014	$546,327,543

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other Financial Instruments
Futures Contracts Short(e)	$(659,374)	$—	$—	$(659,374)
Total Other Financial Instruments	$(659,374)	$—	$—	$(659,374)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $54,113 is held in Retail within the Corporate Bonds section of the Portfolio of Investments.

(c)	The Level 3 security valued at $277,875 is held in Residential Mortgage (Collateralized Mortgage Obligation) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(d)	The Level 3 security valued at $3,026 is held in Media within the Common Stocks section of the Portfolio of Investments.

(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 31, 2015, certain foreign securities with a market value of $100,427,943 transferred from Level 2 to Level 1 as the prices of these securities were adjusted by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures as compared with the prior year prices which were based on unadjusted quoted prices. The values of March 31, 2015, for these securities are based on quoted prices.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 2014, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2015
Long-Term Bonds
Corporate Bonds
Retail	$54,240	$(15)	$(16)	$726	$-	$(822)	$-	$-	$54,113	$806
Mortgage- Backed Securities
Residential Mortgage (Collateralized Mortgage Obligation)	275,698	-	-	7,310	-	(5,133)	-	-	277,875	6,291
Common Stock
Media	3,026	-	-	-	-	-	-	-	3,026	-
Total	$332,964	$(15)	$(16)	$8,036	$-	$(5,955)	$-	$-	$335,014	$7,097

(a) Sales include principal reductions.

As of March 31, 2015, the Portfolio held the following restricted security.

Security	Date of Acquisition	Shares	Cost	3/31/15 Value	Percent of Net Assets
ION Media Networks, Inc.
Common Stock	3/11/14	8	$13	$3,026	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay VP International Equity Portfolio

Portfolio of Investments March 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 97.3% †

	Belgium 1.1%
	Fagron N.V. (Health Care Providers & Services)	151,510	$5,906,345

	Brazil 2.8%
	Cielo S.A. (IT Services)	591,399	8,466,425
	Qualicorp S.A. (Health Care Providers & Services) (a)	830,797	5,935,101
	TOTVS S.A. (Software)	82,339	941,666

			15,343,192

	China 4.8%
	Baidu, Inc., Sponsored ADR (Internet Software & Services) (a)	29,382	6,123,209
	Mindray Medical International, Ltd., ADR (Health Care Equipment & Supplies)	372,968	10,200,675
	NetEase, Inc., ADR (Internet Software & Services)	82,205	8,656,186
	TravelSky Technology, Ltd. Class H (IT Services)	1,009,052	1,159,688

			26,139,758

	France 3.4%
	Bureau Veritas S.A. (Professional Services)	404,492	8,694,253
	Essilor International S.A. (Health Care Equipment & Supplies)	84,532	9,707,379

			18,401,632

	Germany 13.9%
¤	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	280,430	23,356,703
	Linde A.G. (Chemicals)	63,553	12,959,806
¤	United Internet A.G. (Internet Software & Services)	420,576	19,176,579
¤	Wirecard A.G. (IT Services)	490,915	20,776,432

			76,269,520

	India 2.7%
	Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	373,411	7,852,334
	Lupin, Ltd. (Pharmaceuticals)	216,903	6,932,058

			14,784,392

	Indonesia 1.0%
	Media Nusantara Citra Tbk PT (Media)	23,697,700	5,192,651
	Tower Bersama Infrastructure Tbk PT (Wireless Telecommunication Services)	348,936	252,862

			5,445,513

	Ireland 6.8%
¤	ICON PLC (Life Sciences Tools & Services) (a)	254,134	17,924,071
	Paddy Power PLC (Hotels, Restaurants & Leisure)	86,044	7,374,677
	Shire PLC (Pharmaceuticals)	152,340	12,123,889

			37,422,637

	Israel 4.2%
¤	Check Point Software Technologies, Ltd. (Software) (a)	274,217	22,477,568
	Strauss Group, Ltd. (Food Products) (a)	15,927	249,113

			22,726,681

	Italy 1.1%
	DiaSorin S.p.A. (Health Care Equipment & Supplies)	133,542	5,877,183

	Japan 4.2%
	Start Today Co., Ltd. (Internet & Catalog Retail)	434,886	11,476,335
	Sysmex Corp. (Health Care Equipment & Supplies)	203,297	11,306,049

			22,782,384

	Panama 1.4%
	Copa Holdings S.A. Class A (Airlines)	74,655	7,537,915

	Spain 7.1%
	Almirall S.A. (Pharmaceuticals) (a)	458,944	8,448,372
	Applus Services S.A. (Professional Services) (a)	518,354	5,835,562
¤	Grifols S.A. (Biotechnology)	569,802	24,494,938

			38,778,872

	Sweden 5.2%
	Hexagon AB Class B (Electronic Equipment, Instruments & Components)	451,033	16,057,166
	Svenska Handelsbanken AB Class A (Banks)	278,243	12,577,579

			28,634,745

	Switzerland 6.9%
	DKSH Holding A.G. (Professional Services)	104,289	8,520,834
	Syngenta A.G. (Chemicals)	42,521	14,469,741
	TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	161,709	11,581,599
	Tecan Group A.G. (Life Sciences Tools & Services)	24,843	3,259,398

			37,831,572

	Thailand 2.1%
	Kasikornbank PCL (Banks)	1,615,002	11,415,195

	United Arab Emirates 0.2%
	Al Noor Hospitals Group PLC (Health Care Providers & Services)	85,794	1,293,031

	United Kingdom 18.0%
	Abcam PLC (Biotechnology)	780,303	5,619,670
	Aggreko PLC (Commercial Services & Supplies)	490,645	11,113,854
	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	674,463	11,055,508
	Experian PLC (Professional Services)	822,296	13,625,098
	HomeServe PLC (Commercial Services & Supplies)	67,230	381,563
	Intertek Group PLC (Professional Services)	276,782	10,256,249
	Jardine Lloyd Thompson Group PLC (Insurance)	71,151	1,105,060
	Johnson Matthey PLC (Chemicals)	193,449	9,716,542
¤	SABMiller PLC (Beverages)	332,881	17,480,367
¤	Whitbread PLC (Hotels, Restaurants & Leisure)	234,291	18,228,854

			98,582,765

	United States 10.4%
	Accenture PLC Class A (IT Services)	124,793	11,691,856
¤	Perrigo Co. PLC (Pharmaceuticals)	156,722	25,945,327
¤	Samsonite International S.A. (Textiles, Apparel & Luxury Goods)	5,567,400	19,389,473

			57,026,656

	Total Common Stocks (Cost $442,000,537)		532,199,988

	Principal Amount
Short-Term Investment 1.0%
Repurchase Agreement 1.0%
United States 1.0%
State Street Bank and Trust Co. 0.00%, dated 3/31/15 due 4/1/15 Proceeds at Maturity $5,660,712 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $5,820,000 and a Market Value of $5,777,921) (Capital Markets)	$5,660,712	5,660,712
Total Short-Term Investment (Cost $5,660,712)		5,660,712
Total Investments (Cost $447,661,249) (b)	98.3%	537,860,700
Other Assets, Less Liabilities	1.7	9,062,351
Net Assets	100.0%	$546,923,051

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of March 31, 2015, cost was $450,402,145 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$110,662,813
Gross unrealized depreciation	(23,204,258)
Net unrealized appreciation	$87,458,555

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$532,199,988	$—	$—	$532,199,988
Short-Term Investment
Repurchase Agreement	—	5,660,712	—	5,660,712
Total Investments in Securities	$532,199,988	$5,660,712	$—	$537,860,700

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 31, 2015, certain foreign securities with a market value of $400,487,056 were transferred from Level 2 to Level 1 as the prices of these securities were based on observable quoted prices in active markets.

As of March 31, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Janus Balanced Portfolio

Portfolio of Investments March 31, 2015 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 40.8%†
	Asset-Backed Securities 0.8%
	Automobile 0.2%
	AmeriCredit Automobile Receivables Trust
	Series 2012-4, Class D 2.68%, due 10/9/18	$984,000	$993,719
	Series 2013-4, Class D 3.31%, due 10/8/19	317,000	325,504
	Santander Drive Auto Receivables Trust
	Series 2012-6, Class D 2.52%, due 9/17/18	375,000	377,705
	Series 2015-1, Class D 3.24%, due 4/15/21	507,000	510,697
	Series 2012-5, Class D 3.30%, due 9/17/18	395,000	404,264
			2,611,889
	Other ABS 0.6%
	Applebee's/IHOP Funding LLC Series 2014-1, Class A2 4.277%, due 9/5/44 (a)	3,092,000	3,200,362
	CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.474%, due 3/20/43 (a)	1,532,600	1,582,301
	DB Master Finance LLC Series 2015-1A, Class A2I 3.262%, due 2/20/45 (a)	480,000	484,642
	Domino's Pizza Master Issuer LLC Series 2012-1A, Class A2 5.216%, due 1/25/42 (a)	879,288	914,269
			6,181,574
	Total Asset-Backed Securities (Cost $8,646,301)		8,793,463

	Corporate Bonds 16.9%
	Aerospace & Defense 0.1%
	Exelis, Inc.
	4.25%, due 10/1/16	868,000	894,953
	5.55%, due 10/1/21	393,000	434,065
			1,329,018
	Airlines 0.1%
	Southwest Airlines Co. 5.125%, due 3/1/17	720,000	769,846

	Auto Manufacturers 0.6%
¤	General Motors Co.
	3.50%, due 10/2/18	1,741,000	1,783,759
	4.875%, due 10/2/23	3,998,000	4,328,691
	6.25%, due 10/2/43	566,000	693,385
			6,805,835
	Auto Parts & Equipment 0.1%
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (a)	261,000	269,299
	Schaeffler Finance B.V. 4.25%, due 5/15/21 (a)	802,000	797,990
			1,067,289
	Banks 2.1%
	Bank of America Corp. 8.00%, due 7/29/49 (b)	1,017,000	1,086,919
	CIT Group, Inc.
	4.25%, due 8/15/17	2,119,000	2,145,487
	5.50%, due 2/15/19 (a)	1,626,000	1,691,040
	Citigroup, Inc. 5.80%, due 11/29/49 (b)	1,576,000	1,579,940
	Goldman Sachs Group, Inc. (The) 5.625%, due 1/15/17	443,000	475,021
	Intesa Sanpaolo S.p.A. 5.017%, due 6/26/24 (a)	1,038,000	1,062,383
	Morgan Stanley
	1.875%, due 1/5/18	1,546,000	1,556,578
	5.55%, due 12/29/49 (b)	941,000	950,410
	Royal Bank of Scotland Group PLC
	2.55%, due 9/18/15	284,000	286,072
	5.125%, due 5/28/24	2,590,000	2,717,197
	6.00%, due 12/19/23	1,386,000	1,541,706
	6.10%, due 6/10/23	1,880,000	2,090,667
	Santander UK PLC 5.00%, due 11/7/23 (a)	2,364,000	2,545,714
	SVB Financial Group 5.375%, due 9/15/20	1,100,000	1,251,862
	Zions Bancorporation 5.80%, due 12/29/49 (b)	1,641,000	1,569,616
			22,550,612
	Building Materials 0.4%
	Hanson, Ltd. 6.125%, due 8/15/16	1,003,000	1,055,657
	Martin Marietta Materials, Inc. 4.25%, due 7/2/24	528,000	553,562
	Owens Corning 4.20%, due 12/1/24	407,000	419,724
	Vulcan Materials Co.
	4.50%, due 4/1/25	1,597,000	1,620,955
	7.00%, due 6/15/18	463,000	526,663
	7.50%, due 6/15/21	339,000	406,800
			4,583,361
	Chemicals 0.5%
	Albemarle Corp.
	4.15%, due 12/1/24	1,290,000	1,337,891
	5.45%, due 12/1/44	1,061,000	1,144,334
	Ashland, Inc. 6.875%, due 5/15/43	768,000	829,440
	LyondellBasell Industries N.V. 4.625%, due 2/26/55	1,147,000	1,142,134
	Rockwood Specialties Group, Inc. 4.625%, due 10/15/20	714,000	743,453
			5,197,252
	Commercial Services 0.5%
	UBM PLC 5.75%, due 11/3/20 (a)	1,157,000	1,278,213
	Verisk Analytics, Inc.
	4.125%, due 9/12/22	668,000	696,473
	4.875%, due 1/15/19	645,000	691,535
	5.80%, due 5/1/21	2,540,000	2,923,553
			5,589,774
	Computers 0.7%
	Cadence Design Systems, Inc. 4.375%, due 10/15/24	1,686,000	1,751,971
	Seagate HDD Cayman
	4.75%, due 6/1/23	358,000	376,271
	4.75%, due 1/1/25 (a)	3,712,000	3,843,746
	5.75%, due 12/1/34 (a)	1,116,000	1,192,839
			7,164,827
	Diversified Financial Services 0.6%
	Carlyle Holdings Finance LLC 3.875%, due 2/1/23 (a)	638,000	660,441
	GE Capital Trust I 6.375%, due 11/15/67 (b)	443,000	479,548
	General Electric Capital Corp.
	6.25%, due 12/29/49 (b)	1,600,000	1,800,000
	6.375%, due 11/15/67 (b)	471,000	511,035
	7.125%, due 12/29/49 (b)	500,000	586,875
	Goldman Sachs Capital I 6.345%, due 2/15/34	1,727,000	2,152,196
			6,190,095
	Electric 0.2%
	PPL WEM Holdings, Ltd.
	3.90%, due 5/1/16 (a)	682,000	700,899
	5.375%, due 5/1/21 (a)	848,000	975,985
			1,676,884
	Electronics 0.3%
	FLIR Systems, Inc. 3.75%, due 9/1/16	1,109,000	1,142,803
	Thermo Fisher Scientific, Inc. 3.30%, due 2/15/22	485,000	497,304
	Trimble Navigation, Ltd. 4.75%, due 12/1/24	1,941,000	2,046,462
			3,686,569
	Engineering & Construction 0.1%
	SBA Tower Trust 2.933%, due 12/15/42 (a)	647,000	654,699

	Finance - Auto Loans 0.3%
	Ally Financial, Inc.
	4.125%, due 3/30/20	989,000	982,819
	7.50%, due 9/15/20	488,000	571,570
	8.00%, due 12/31/18	182,000	205,660
	8.00%, due 3/15/20	492,000	586,710
	General Motors Financial Co., Inc.
	3.25%, due 5/15/18	457,000	465,569
	4.25%, due 5/15/23	182,000	188,544
			3,000,872
	Finance - Consumer Loans 0.2%
	Synchrony Financial
	3.00%, due 8/15/19	1,118,000	1,142,268
	4.25%, due 8/15/24	539,000	563,688
			1,705,956
	Finance - Credit Card 0.2%
	American Express Co. 6.80%, due 9/1/66 (b)	1,105,000	1,160,471
	Discover Financial Services
	3.75%, due 3/4/25	755,000	760,539
	3.95%, due 11/6/24	354,000	364,056
			2,285,066
	Finance - Investment Banker/Broker 1.3%
	Charles Schwab Corp. (The)
	3.00%, due 3/10/25	646,000	653,373
	7.00%, due 8/29/49 (b)	916,000	1,080,880
	E*TRADE Financial Corp.
	4.625%, due 9/15/23	1,409,000	1,433,657
	5.375%, due 11/15/22	1,111,000	1,172,105
	Lazard Group LLC
	4.25%, due 11/14/20	1,196,000	1,278,200
	6.85%, due 6/15/17	49,000	54,437
	Raymond James Financial, Inc.
	4.25%, due 4/15/16	1,336,000	1,387,226
	5.625%, due 4/1/24	2,911,000	3,365,163
	Stifel Financial Corp. 4.25%, due 7/18/24	730,000	745,180
	TD Ameritrade Holding Corp.
	2.95%, due 4/1/22	894,000	908,963
	3.625%, due 4/1/25	1,851,000	1,937,851
			14,017,035
	Finance - Leasing Companies 0.2%
	LeasePlan Corp. N.V. 2.50%, due 5/16/18 (a)	2,185,000	2,209,597

	Food 0.4%
	JM Smucker Co. (The) 3.50%, due 3/15/25 (a)	349,000	358,776
	Smithfield Foods, Inc. 5.25%, due 8/1/18 (a)	185,000	189,162
	Tyson Foods, Inc. 6.60%, due 4/1/16	787,000	830,211
	WM Wrigley Jr Co.
	2.40%, due 10/21/18 (a)	1,790,000	1,822,077
	3.375%, due 10/21/20 (a)	1,236,000	1,295,190
			4,495,416
	Forest Products & Paper 0.2%
	Georgia-Pacific LLC
	3.163%, due 11/15/21 (a)	1,690,000	1,732,372
	3.60%, due 3/1/25 (a)	790,000	809,839
			2,542,211
	Gas 0.1%
	NGL Energy Partners, L.P. / NGL Energy Finance Corp. 5.125%, due 7/15/19	1,130,000	1,107,400

	Health Care - Products 0.5%
	Becton, Dickinson and Co. 1.80%, due 12/15/17	876,000	882,712
	Life Technologies Corp.
	5.00%, due 1/15/21	261,000	291,480
	6.00%, due 3/1/20	761,000	878,874
	Zimmer Holdings, Inc.
	2.70%, due 4/1/20	1,005,000	1,019,016
	3.15%, due 4/1/22	1,188,000	1,202,378
	3.55%, due 4/1/25	1,369,000	1,397,396
			5,671,856
	Health Care - Services 0.4%
	Fresenius Medical Care U.S. Finance II, Inc. 5.875%, due 1/31/22 (a)	1,394,000	1,533,400
	HCA, Inc. 3.75%, due 3/15/19	599,000	607,050
	Laboratory Corporation of America Holdings
	3.20%, due 2/1/22	973,000	985,025
	3.60%, due 2/1/25	971,000	974,963
			4,100,438
	Home Builders 0.3%
	D.R. Horton, Inc.
	3.75%, due 3/1/19	828,000	838,350
	4.75%, due 5/15/17	449,000	469,205
	MDC Holdings, Inc. 5.50%, due 1/15/24	959,000	935,025
	Toll Brothers Finance Corp.
	4.00%, due 12/31/18	340,000	349,350
	4.375%, due 4/15/23	188,000	189,880
	5.875%, due 2/15/22	284,000	311,690
			3,093,500
	Insurance 0.3%
	Primerica, Inc. 4.75%, due 7/15/22	1,872,000	2,075,672
	Voya Financial, Inc. 5.65%, due 5/15/53 (b)	749,000	782,705
			2,858,377
	Investment Management/Advisory Services 0.4%
	Ameriprise Financial, Inc. 7.518%, due 6/1/66 (b)	1,559,000	1,632,460
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
	5.625%, due 3/15/20 (a)	1,535,000	1,600,237
	5.875%, due 3/15/22 (a)	999,000	1,066,433
			4,299,130
	Iron & Steel 0.1%
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	857,000	865,757

	Lodging 0.0%‡
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.25%, due 5/30/23 (a)	545,000	520,475

	Machinery - Diversified 0.1%
	CNH Industrial Capital LLC 3.625%, due 4/15/18	632,000	633,580

	Oil & Gas 1.1%
	Chesapeake Energy Corp.
	4.875%, due 4/15/22	1,799,000	1,686,562
	5.375%, due 6/15/21	1,487,000	1,442,390
	Chevron Corp. 1.345%, due 11/15/17	708,000	713,772
	Cimarex Energy Co.
	4.375%, due 6/1/24	1,291,000	1,281,318
	5.875%, due 5/1/22	1,649,000	1,756,185
	Devon Energy Corp. 2.25%, due 12/15/18	867,000	875,296
	Helmerich & Payne International Drilling Co. 4.65%, due 3/15/25 (a)	684,000	708,360
	Motiva Enterprises LLC 5.75%, due 1/15/20 (a)	804,000	889,392
	Nabors Industries, Inc. 5.00%, due 9/15/20	1,362,000	1,356,401
	Whiting Petroleum Corp. 5.00%, due 3/15/19	796,000	782,070
			11,491,746
	Oil & Gas Services 0.2%
	Oceaneering International, Inc. 4.65%, due 11/15/24	1,906,000	1,927,033

	Pharmaceuticals 0.7%
	Actavis Funding SCS
	2.45%, due 6/15/19	104,000	104,428
	3.00%, due 3/12/20	1,348,000	1,379,118
	3.80%, due 3/15/25	1,562,000	1,612,031
	3.85%, due 6/15/24	269,000	277,861
	4.55%, due 3/15/35	741,000	772,358
	4.75%, due 3/15/45	556,000	590,948
	4.85%, due 6/15/44	239,000	253,855
	Omnicare, Inc.
	4.75%, due 12/1/22	410,000	423,325
	5.00%, due 12/1/24	549,000	573,705
	VRX Escrow Corp.
	5.875%, due 5/15/23 (a)	552,000	565,800
	6.125%, due 4/15/25 (a)	552,000	571,320
			7,124,749
	Pipelines 1.2%
	DCP Midstream Operating, L.P.
	3.875%, due 3/15/23	725,000	652,630
	4.95%, due 4/1/22	1,642,000	1,598,599
	5.60%, due 4/1/44	692,000	594,547
	Energy Transfer Partners, L.P. 4.15%, due 10/1/20	549,000	576,349
	EnLink Midstream Partners, L.P.
	4.40%, due 4/1/24	731,000	768,410
	5.60%, due 4/1/44	651,000	721,825
	Kinder Morgan Energy Partners, L.P.
	4.30%, due 5/1/24	540,000	549,766
	5.00%, due 10/1/21	481,000	515,961
	Kinder Morgan, Inc.
	6.50%, due 9/15/20	58,000	67,144
	7.75%, due 1/15/32	555,000	683,064
	Phillips 66 Partners, L.P. 3.605%, due 2/15/25	292,000	292,491
	Plains All American Pipeline, L.P. / PAA Finance Corp. 3.95%, due 9/15/15	1,200,000	1,216,526
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24	1,271,000	1,395,774
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 4.125%, due 11/15/19 (a)	809,000	804,955
	Western Gas Partners, L.P. 5.375%, due 6/1/21	1,835,000	2,027,730
			12,465,771
	Real Estate 0.3%
	Jones Lang LaSalle, Inc. 4.40%, due 11/15/22	1,248,000	1,312,689
	Kennedy-Wilson, Inc. 5.875%, due 4/1/24	1,194,000	1,196,985
	Post Apartment Homes, L.P. 4.75%, due 10/15/17	653,000	700,856
			3,210,530
	Real Estate Investment Trusts 0.8%
	Alexandria Real Estate Equities, Inc.
	2.75%, due 1/15/20	784,000	786,535
	4.50%, due 7/30/29	721,000	761,136
	4.60%, due 4/1/22	1,640,000	1,733,008
	Reckson Operating Partnership, L.P. 6.00%, due 3/31/16	395,000	413,356
	Retail Opportunity Investments Partnership, L.P.
	4.00%, due 12/15/24	379,000	387,704
	5.00%, due 12/15/23	218,000	238,398
	Senior Housing Properties Trust
	6.75%, due 4/15/20	321,000	365,984
	6.75%, due 12/15/21	353,000	410,586
	SL Green Realty Corp.
	5.00%, due 8/15/18	840,000	906,349
	7.75%, due 3/15/20	1,622,000	1,968,897
			7,971,953
	Retail 0.2%
	Brinker International, Inc. 3.875%, due 5/15/23	1,710,000	1,710,629
	Macy's Retail Holdings, Inc. 5.90%, due 12/1/16	515,000	555,538
			2,266,167
	Semiconductors 0.3%
	TSMC Global, Ltd. 1.625%, due 4/3/18 (a)	2,936,000	2,910,615

	Software 0.1%
	Autodesk, Inc. 3.60%, due 12/15/22	613,000	619,419
	Fidelity National Information Services, Inc. 5.00%, due 3/15/22	220,000	233,270
	Fiserv, Inc. 3.125%, due 10/1/15	716,000	724,551
			1,577,240
	Telecommunications 0.1%
	Sprint Corp. 7.25%, due 9/15/21	847,000	851,235

	Textiles 0.1%
	Cintas Corp. No 2
	2.85%, due 6/1/16	497,000	508,585
	4.30%, due 6/1/21	482,000	524,996
			1,033,581
	Transportation 0.1%
	Asciano Finance, Ltd. 3.125%, due 9/23/15 (a)	196,000	197,636
	JB Hunt Transport Services, Inc. 3.375%, due 9/15/15	1,090,000	1,101,610
			1,299,246
	Trucking & Leasing 0.3%
	Penske Truck Leasing Co., L.P. / PTL Finance Corp.
	2.50%, due 6/15/19 (a)	691,000	691,907
	3.375%, due 3/15/18 (a)	1,251,000	1,298,664
	4.25%, due 1/17/23 (a)	665,000	691,819
	4.875%, due 7/11/22 (a)	120,000	129,823
			2,812,213
	Total Corporate Bonds (Cost $172,409,197)		177,614,806

	Loan Assignments 0.6% (c)
	Electronics 0.3%
	Avago Technologies Cayman, Ltd. USD Term Loan B 3.75%, due 5/6/21	3,449,750	3,454,924

	Healthcare, Education & Childcare 0.2%
	Community Health Systems, Inc. Term Loan D 4.25%, due 1/27/21	227,125	228,166
	IMS Health, Inc. New USD Term Loan 3.50%, due 3/17/21	964,256	960,942
	Quintiles Transnational Corp. Term Loan B3 3.75%, due 6/8/18	619,124	619,318
			1,808,426
	Printing & Publishing 0.1%
	Tribune Co. 2013 Term Loan 4.00%, due 12/27/20	918,425	917,966

	Total Loan Assignments (Cost $6,177,758)		6,181,316

	Mortgage-Backed Securities 1.6%
	Agency Collateral (Collateralized Mortgage Obligation) 0.1%
	FREMF Mortgage Trust Series 2010-KSCT, Class B 2.00%, due 1/25/20 (a)(d)	1,106,568	895,882

	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.3%
	Banc of America Commercial Mortgage Trust
	Series 2006-6, Class AJ 5.421%, due 10/10/45	210,000	217,629
	Series 2007-5, Class AM 5.772%, due 2/10/51 (b)	58,153	62,020
	Commercial Mortgage Trust
	Series 2007-C9, Class AJ 5.65%, due 12/10/49 (b)	313,408	333,219
	Series 2007-GG11, Class AM 5.867%, due 12/10/49 (e)	3,448,000	3,732,567
	Series 2007-C9, Class C 5.989%, due 12/10/49 (e)	67,739	70,892
	GAHR Commercial Mortgage Trust Series 2015-NRF, Class DFX 3.382%, due 12/15/19 (a)	324,000	320,514
	GS Mortgage Securities Trust Series 2013-NYC5, Class E 3.771%, due 1/10/30 (a)(e)	383,000	390,114
	Hilton USA Trust
	Series 2013-HLT, Class DFX 4.407%, due 11/5/30 (a)	369,000	379,785
	Series 2013-HLT, Class EFX 5.609%, due 11/5/30 (a)(e)	780,000	801,182
	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2015-CSMO, Class B 1.978%, due 1/15/32 (a)(b)	425,000	425,557
	Series 2014-FBLU, Class D 2.772%, due 12/15/28 (a)(b)	216,000	216,583
	Series 2013-JWRZ, Class D 3.165%, due 4/15/30 (a)(b)	648,000	648,029
	Series 2014-FBLU, Class E 3.672%, due 12/15/28 (a)(b)	261,000	261,009
	Series 2015-CSMO, Class E 4.128%, due 1/15/32 (a)(b)	367,000	367,437
	LB-UBS Commercial Mortgage Trust Series 2007-C2, Class AM 5.493%, due 2/15/40 (b)	347,000	366,968
	Starwood Retail Property Trust
	Series 2014-STAR, Class D 3.422%, due 11/15/27 (a)(b)	882,000	886,017
	Series 2014-STAR, Class E 4.322%, due 11/15/27 (a)(b)	526,000	528,319
	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C30, Class AM 5.383%, due 12/15/43	1,400,200	1,484,960
	Series 2007-C31, Class AJ 5.66%, due 4/15/47 (e)	1,156,133	1,204,872
	Series 2007-C33, Class AJ 5.964%, due 2/15/51 (e)	422,843	445,924
	Wells Fargo Commercial Mortgage Trust
	Series 2014-TISH, Class WTS1 2.406%, due 2/15/27 (a)(b)	364,000	364,693
	Series 2014-TISH, Class SCH1 2.906%, due 1/15/27 (a)(b)	283,000	280,724
	Series 2014-TISH, Class WTS2 3.406%, due 2/15/27 (a)(b)	136,000	135,662
			13,924,676
	Whole Loan Collateral (Collateralized Mortgage Obligations) 0.2%
	American Tower Trust I Series-13, Class 1A 1.551%, due 3/15/43 (a)	1,149,000	1,146,713
	Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes
	Series 2015-HQ1, Class M2 2.373%, due 3/25/25 (b)	785,000	786,092
	Series 2014-DN4, Class M2 2.571%, due 10/25/24 (b)	250,000	253,403
	Series 2014-HQ3, Class M2 2.821%, due 10/25/24 (b)	260,000	262,542
			2,448,750
	Total Mortgage-Backed Securities (Cost $17,437,558)		17,269,308

	U.S. Government & Federal Agencies 20.9%
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.7%
	3.50%, due 7/1/29	572,540	610,936
	3.50%, due 2/1/44	727,713	769,068
	4.00%, due 8/1/44	231,600	251,621
	4.50%, due 1/1/41	503,002	556,116
	5.00%, due 1/1/19	150,002	157,629
	5.00%, due 6/1/20	199,440	212,444
	5.00%, due 5/1/41	1,051,609	1,183,763
	5.50%, due 8/1/19	117,902	123,618
	5.50%, due 12/1/28	464,440	520,778
	5.50%, due 10/1/36	387,119	438,272
	6.00%, due 4/1/40	1,785,681	2,045,884
			6,870,129
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 4.1%
	3.50%, due 2/1/43	2,438,961	2,583,180
	3.50%, due 1/1/44	2,769,458	2,940,178
	3.50%, due 4/1/44	1,032,503	1,093,097
	3.50%, due 5/1/44	2,809,785	2,980,883
	3.50%, due 2/1/45	1,976,598	2,093,252
	4.00%, due 6/1/29	232,935	247,912
	4.00%, due 6/1/42	918,681	1,001,944
	4.00%, due 8/1/42	408,753	445,883
	4.00%, due 9/1/42	497,117	542,155
	4.00%, due 11/1/42	627,621	684,853
	4.00%, due 12/1/42	202,848	220,558
	4.00%, due 7/1/43	1,291,220	1,408,196
	4.00%, due 8/1/43	1,509,589	1,647,099
	4.00%, due 9/1/43	378,960	413,329
	4.00%, due 2/1/44	995,844	1,086,369
	4.00%, due 6/1/44	1,336,597	1,458,004
	4.00%, due 7/1/44	2,546,696	2,779,032
	4.00%, due 8/1/44	2,226,119	2,429,214
	4.50%, due 10/1/40	206,409	229,186
	4.50%, due 2/1/43	3,203,013	3,557,047
	5.00%, due 9/1/29	510,669	568,510
	5.00%, due 1/1/30	201,625	224,628
	5.00%, due 2/1/41	1,468,434	1,651,949
	5.00%, due 4/1/41	378,051	425,320
	5.00%, due 5/1/41	823,473	919,370
	5.00%, due 7/1/41	740,721	833,205
	5.00%, due 7/1/44	937,167	1,070,371
	5.50%, due 1/1/25	182,163	199,713
	5.50%, due 1/1/33	122,910	139,996
	5.50%, due 3/1/40	604,410	693,323
	5.50%, due 4/1/40	1,747,209	1,976,740
	5.50%, due 2/1/41	322,613	371,539
	5.50%, due 5/1/41	573,822	645,954
	5.50%, due 12/1/41	791,970	896,818
	6.00%, due 10/1/35	567,203	651,104
	6.00%, due 12/1/35	577,451	663,676
	6.00%, due 2/1/37	101,126	117,141
	6.00%, due 9/1/37	547,888	605,102
	6.00%, due 10/1/38	464,065	543,227
	7.00%, due 2/1/39	169,640	203,679
			43,242,736
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 1.8%
	3.50%, due 5/20/42	297,925	317,015
	4.50%, due 7/15/41	165,792	186,326
	4.50%, due 8/15/41	1,346,604	1,518,257
	4.50%, due 10/20/41	924,354	1,005,979
	4.90%, due 10/15/34	640,441	718,846
	5.00%, due 10/15/39	339,013	383,256
	5.00%, due 11/15/39	524,024	586,166
	5.00%, due 1/15/40	181,632	203,164
	5.00%, due 5/15/40	259,924	294,864
	5.00%, due 7/15/40	774,573	866,448
	5.00%, due 2/15/41	567,687	635,405
	5.00%, due 5/15/41	226,514	258,895
	5.00%, due 9/15/41	148,725	167,166
	5.10%, due 1/15/32	596,312	686,543
	5.50%, due 9/15/35	77,327	89,704
	5.50%, due 3/15/36	347,820	398,805
	5.50%, due 11/20/37	352,400	393,234
	5.50%, due 8/15/39	1,986,503	2,288,009
	5.50%, due 10/15/39	567,430	653,322
	5.50%, due 1/20/42	401,866	455,311
	5.50%, due 5/20/42	466,361	528,646
	5.50%, due 7/20/42	715,980	800,625
	6.00%, due 11/20/34	301,051	348,354
	6.00%, due 1/20/39	136,773	154,650
	6.00%, due 10/20/41	59,233	68,040
	6.00%, due 12/20/41	686,838	786,764
	6.00%, due 1/20/42	746,583	857,379
	6.00%, due 2/20/42	727,837	833,453
	6.00%, due 3/20/42	118,110	135,451
	6.00%, due 4/20/42	551,412	633,074
	6.00%, due 5/20/42	242,702	275,196
	6.00%, due 7/20/42	153,935	176,541
	6.00%, due 8/20/42	167,939	192,829
	6.00%, due 9/20/42	361,375	414,985
	6.00%, due 11/20/42	155,525	178,020
	6.00%, due 2/20/43	210,313	241,445
			18,732,167
	United States Treasury Bonds 1.4%
	2.50%, due 2/15/45	7,974,000	7,900,488
	3.125%, due 8/15/44	665,000	745,060
	3.375%, due 5/15/44	2,000	2,343
	3.625%, due 2/15/44	1,006,000	1,230,070
	3.75%, due 11/15/43	4,060,000	5,071,829
			14,949,790
¤	United States Treasury Notes 12.9%
	0.50%, due 1/31/17	19,833,000	19,834,547
	1.00%, due 12/15/17	5,300,000	5,328,572
	1.25%, due 10/31/18	4,924,000	4,950,545
	1.375%, due 7/31/18	5,205,000	5,265,591
	1.375%, due 9/30/18	15,621,000	15,786,973
	1.50%, due 8/31/18	6,048,000	6,141,085
	1.50%, due 10/31/19	5,675,000	5,719,782
	1.50%, due 11/30/19	7,050,000	7,103,975
	1.625%, due 7/31/19	4,325,000	4,389,875
	1.625%, due 12/31/19	5,410,000	5,478,891
	1.75%, due 9/30/19	3,789,000	3,861,226
	1.75%, due 5/15/23	1,278,000	1,271,110
	2.00%, due 2/15/25	5,678,000	5,713,930
	2.125%, due 9/30/21	2,978,000	3,063,618
	2.125%, due 12/31/21	4,008,000	4,126,360
	2.25%, due 11/15/24	19,785,000	20,339,910
	2.375%, due 8/15/24	868,000	902,313
	2.50%, due 8/15/23	4,767,000	5,016,896
	2.50%, due 5/15/24	3,565,000	3,744,922
	2.75%, due 11/15/23	6,976,000	7,480,672
			135,520,793
	Total U.S. Government & Federal Agencies (Cost $215,215,175)		219,315,615
	Total Long-Term Bonds (Cost $419,885,989)		429,174,508

		Shares
	Common Stocks 57.4%
	Aerospace & Defense 1.7%
¤	Boeing Co. (The)	121,925	18,298,504

	Agriculture 1.7%
	Altria Group, Inc.	200,640	10,036,013
	Philip Morris International, Inc.	108,062	8,140,310
			18,176,323
	Airlines 1.2%
	United Continental Holdings, Inc. (f)	182,678	12,285,096

	Apparel 1.8%
¤	NIKE, Inc. Class B	183,880	18,448,680

	Auto Manufacturers 1.2%
¤	General Motors Co.	324,386	12,164,475

	Banks 2.3%
	JPMorgan Chase & Co.	152,973	9,267,105
	U.S. Bancorp	348,745	15,229,694
			24,496,799
	Beverages 0.4%
	Diageo PLC	157,501	4,344,480

	Biotechnology 1.9%
	Amgen, Inc.	89,154	14,251,267
	Regeneron Pharmaceuticals, Inc. (f)	11,677	5,271,932
			19,523,199
	Chemicals 3.5%
¤	E.I. du Pont de Nemours & Co.	280,831	20,070,992
	LyondellBasell Industries, N.V. Class A	189,154	16,607,721
			36,678,713
	Commercial Services 3.3%
	Automatic Data Processing, Inc.	53,823	4,609,402
¤	MasterCard, Inc. Class A	305,776	26,415,988
	Towers Watson & Co. Class A	28,366	3,749,560
			34,774,950
	Computers 3.4%
¤	Apple, Inc.	245,833	30,589,000
	Seagate Technology PLC	109,474	5,695,932
			36,284,932
	Diversified Financial Services 2.2%
¤	Blackstone Group L.P. (The)	599,420	23,311,444

	Electronics 2.4%
	Honeywell International, Inc.	124,575	12,994,418
	TE Connectivity, Ltd.	166,567	11,929,529
			24,923,947
	Entertainment 0.3%
	Six Flags Entertainment Corp.	76,776	3,716,726

	Finance - Credit Card 0.7%
	American Express Co.	88,306	6,898,465

	Finance - Investment Banker/Broker 0.4%
	TD Ameritrade Holding Corp.	117,501	4,378,087

	Finance - Other Services 0.6%
	CME Group, Inc.	70,623	6,688,704

	Food 0.6%
	Hershey Co. (The)	58,935	5,947,131

	Health Care - Services 0.9%
	Aetna, Inc.	88,698	9,448,998

	Hotels, Restaurants & Leisure 0.7%
	Starwood Hotels & Resorts Worldwide, Inc.	88,567	7,395,345

	Insurance 0.9%
	Prudential PLC	385,714	9,566,652

	Internet 2.5%
	Google, Inc. Class C (f)	26,564	14,557,072
	Priceline Group, Inc. (The) (f)	9,793	11,400,521
			25,957,593
	Internet Software & Services 0.3%
	Alibaba Group Holding, Ltd., Sponsored ADR (f)	36,776	3,061,234

	Lodging 1.2%
	Las Vegas Sands Corp.	234,647	12,914,971

	Media 1.4%
	CBS Corp. Class B	133,586	8,099,319
	Time Warner Cable, Inc.	44,123	6,613,155
			14,712,474
	Metal Fabricate & Hardware 1.3%
	Precision Castparts Corp.	64,636	13,573,560

	Miscellaneous - Manufacturing 1.2%
	3M Co.	45,423	7,492,524
	Dover Corp.	76,495	5,287,334
			12,779,858
	Oil & Gas 1.5%
	Chevron Corp.	101,427	10,647,806
	Marathon Oil Corp.	192,500	5,026,175
			15,673,981
	Pharmaceuticals 8.6%
	Abbott Laboratories	186,897	8,658,938
	AbbVie, Inc.	306,158	17,922,489
	Actavis PLC (f)	56,270	16,747,077
	Bristol-Myers Squibb Co.	197,261	12,723,334
	Eli Lilly & Co.	121,710	8,842,232
	Endo International PLC (f)	161,068	14,447,800
	Johnson & Johnson	112,978	11,365,587
			90,707,457
	Pipelines 1.4%
	Enterprise Products Partners, L.P.	448,143	14,757,349

	Real Estate Investment Trusts 0.3%
	Outfront Media, Inc.	105,976	3,170,802

	Retail 1.6%
	Home Depot, Inc. (The)	148,776	16,902,441

	Software 1.7%
	Microsoft Corp.	436,942	17,763,877

	Telecommunications 0.2%
	Verizon Communications, Inc.	40,573	1,973,065

	Toys, Games & Hobbies 0.4%
	Mattel, Inc.	183,292	4,188,222

	Transportation 1.7%
	Union Pacific Corp.	162,083	17,555,210

	Total Common Stocks (Cost $473,135,027)		603,443,744

	Convertible Preferred Stock 0.1%
	Pharmaceuticals 0.1%
	Actavis PLC 5.50% (f)	889	899,668

	Total Convertible Preferred Stock (Cost $889,000)		899,668

	Preferred Stocks 0.8%
	Banks 0.4%
	Morgan Stanley 6.875%	39,550	1,088,021
	Morgan Stanley 7.125%	40,175	1,143,782
	State Street Corp. 5.90%	14,325	390,929
	Wells Fargo & Co. 6.625%	54,950	1,551,238
			4,173,970
	Diversified Financial Services 0.1%
	Citigroup Capital XIII 7.875%	27,850	738,582

	Finance - Auto Loans 0.2%
	Ally Financial, Inc. 7.00% (a)	1,696	1,740,785

	Finance - Credit Card 0.1%
	Discover Financial Services 6.50%	53,075	1,375,704

	Finance - Investment Banker/Broker 0.0%‡
	Morgan Stanley Capital Trust III 6.25%	1,100	28,193

	Total Preferred Stocks (Cost $7,554,660)		8,057,234

	Principal Amount
Short-Term Investment 0.7%
Repurchase Agreement 0.7%
State Street Bank and Trust Co. 0.00%, dated 3/31/15 due 4/1/15 Proceeds at Maturity $7,547,693 (Collateralized by a United States Treasury Note security with a rate of 2.125% and a maturity date of 1/31/21, with a Principal Amount of $7,450,000 and a Market Value of $7,699,299)	$7,547,693	7,547,693
Total Short-Term Investment (Cost $7,547,693)		7,547,693
Total Investments (Cost $909,012,369) (g)	99.8%	1,049,122,847
Other Assets, Less Liabilities	0.2	2,167,077
Net Assets	100.0%	$1,051,289,924

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of March 31, 2015.
(c)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of March 31, 2015.
(d)	Illiquid security - As of March 31, 2015, the total market value of this security was $895,882, which represented 0.1% of the Portfolio's net assets.
(e)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2015.
(f)	Non-income producing security.
(g)	As of March 31, 2015, cost was $907,630,362 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$147,416,771
Gross unrealized depreciation	(5,924,286)
Net unrealized appreciation	$141,492,485

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$8,793,463	$—	$8,793,463
Corporate Bonds	—	177,614,806	—	177,614,806
Loan Assignments	—	6,181,316	—	6,181,316
Mortgage-Backed Securities	—	17,269,308	—	17,269,308
U.S. Government & Federal Agencies	—	219,315,615	—	219,315,615
Total Long-Term Bonds	—	429,174,508	—	429,174,508
Common Stocks	603,443,744	—	—	603,443,744
Convertible Preferred Stock	899,668	—	—	899,668
Preferred Stocks	8,057,234	—	—	8,057,234
Short-Term Investment
Repurchase Agreement	—	7,547,693	—	7,547,693
Total Investments in Securities	$612,400,646	$436,722,201	$—	$1,049,122,847

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 31, 2015, certain foreign securities with a market value of $13,844,945 were transferred from Level 2 to Level 1 as the prices of these securities were based on observable quoted prices in active markets.

As of March 31, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Large Cap Growth Portfolio

Portfolio of Investments March 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 98.9% †
	Aerospace & Defense 1.8%
	Honeywell International, Inc.	134,500	$14,029,695

	Airlines 1.6%
	Delta Air Lines, Inc.	283,300	12,737,168

	Automobiles 0.2%
	Tesla Motors, Inc. (a)	7,800	1,472,406

	Banks 1.0%
	Wells Fargo & Co.	146,700	7,980,480

	Biotechnology 10.5%
	Alexion Pharmaceuticals, Inc. (a)	47,340	8,204,022
	Amgen, Inc.	86,300	13,795,055
¤	Biogen, Inc. (a)	46,270	19,537,045
¤	Celgene Corp. (a)	175,620	20,245,473
	Gilead Sciences, Inc. (a)	112,100	11,000,373
	Vertex Pharmaceuticals, Inc. (a)	91,130	10,750,606
			83,532,574
	Capital Markets 2.1%
	BlackRock, Inc.	23,020	8,421,637
	Morgan Stanley	240,100	8,569,169
			16,990,806
	Chemicals 4.3%
	Ecolab, Inc.	72,600	8,303,988
	Monsanto Co.	146,100	16,442,094
	PPG Industries, Inc.	41,800	9,427,572
			34,173,654
	Food & Staples Retailing 3.4%
	Costco Wholesale Corp.	49,900	7,559,601
	CVS Health Corp.	118,100	12,189,101
	Whole Foods Market, Inc.	146,500	7,629,720
			27,378,422
	Health Care Providers & Services 5.6%
	Envision Healthcare Holdings, Inc. (a)	276,600	10,607,610
¤	McKesson Corp.	85,550	19,351,410
	UnitedHealth Group, Inc.	123,300	14,585,157
			44,544,177
	Health Care Technology 1.2%
	Cerner Corp. (a)	102,400	7,501,824
	Inovalon Holdings, Inc. Class A (a)	66,800	2,018,028
			9,519,852
	Hotels, Restaurants & Leisure 4.8%
	Chipotle Mexican Grill, Inc. (a)	12,800	8,326,912
	Hilton Worldwide Holdings, Inc. (a)	465,400	13,785,148
	Starbucks Corp.	166,800	15,795,960
			37,908,020
	Industrial Conglomerates 1.0%
	Danaher Corp.	92,400	7,844,760

	Internet & Catalog Retail 4.2%
	Amazon.com, Inc. (a)	40,100	14,921,210
	Ctrip.com International, Ltd., Sponsored ADR (a)	72,000	4,220,640
	Priceline Group, Inc. (The) (a)	11,990	13,958,159
			33,100,009
	Internet Software & Services 13.9%
	Alibaba Group Holding, Ltd., Sponsored ADR (a)	111,300	9,264,612
	Baidu, Inc., Sponsored ADR (a)	55,810	11,630,804
	CoStar Group, Inc. (a)	38,100	7,537,323
	eBay, Inc. (a)	203,300	11,726,344
¤	Facebook, Inc. Class A (a)	257,100	21,137,476
¤	Google, Inc. Class A (a)	29,860	16,563,342
¤	Google, Inc. Class C (a)	30,060	16,472,880
	LinkedIn Corp. Class A (a)	62,600	15,641,236
			109,974,017
	IT Services 7.0%
	Cognizant Technology Solutions Corp. Class A (a)	154,900	9,664,211
	MasterCard, Inc. Class A	173,100	14,954,109
¤	Visa, Inc. Class A	469,200	30,690,372
			55,308,692
	Media 6.2%
	Comcast Corp. Class A	159,300	8,995,671
	Liberty Global PLC Class C (a)	191,500	9,538,615
	Twenty-First Century Fox, Inc. Class A	445,400	15,072,336
	Walt Disney Co. (The)	145,400	15,251,006
			48,857,628
	Multiline Retail 1.3%
	Dollar General Corp. (a)	135,800	10,236,604

	Pharmaceuticals 2.0%
	Valeant Pharmaceuticals International, Inc. (a)	42,900	8,520,798
	Zoetis, Inc.	156,500	7,244,385
			15,765,183
	Real Estate Investment Trusts 1.6%
	American Tower Corp.	133,500	12,569,025

	Road & Rail 3.4%
¤	Union Pacific Corp.	252,700	27,369,937

	Semiconductors & Semiconductor Equipment 3.0%
	Applied Materials, Inc.	297,800	6,718,368
	ARM Holdings PLC, Sponsored ADR	186,900	9,214,170
	Texas Instruments, Inc.	145,000	8,291,825
			24,224,363
	Software 6.3%
	Adobe Systems, Inc. (a)	220,400	16,296,376
	Mobileye N.V. (a)	184,300	7,746,129
	Salesforce.com, Inc. (a)	118,400	7,910,304
	ServiceNow, Inc. (a)	105,900	8,342,802
	Splunk, Inc. (a)	64,300	3,806,560
	Workday, Inc. Class A (a)	65,600	5,537,296
			49,639,467
	Specialty Retail 2.6%
	Home Depot, Inc. (The)	99,700	11,326,917
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	63,300	9,548,805
			20,875,722
	Technology Hardware, Storage & Peripherals 5.8%
¤	Apple, Inc.	368,730	45,881,074

	Textiles, Apparel & Luxury Goods 2.5%
¤	NIKE, Inc. Class B	199,300	19,995,769

	Wireless Telecommunication Services 1.6%
	SBA Communications Corp. Class A (a)	110,600	12,951,260

	Total Common Stocks (Cost $601,798,947)		784,860,764

	Principal Amount
Short-Term Investment 1.2%
Repurchase Agreement 1.2%
State Street Bank and Trust Co. 0.00%, dated 3/31/15 due 4/1/15 Proceeds at Maturity $9,438,579 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $9,875,000 and a Market Value of $9,632,174)	$9,438,579	9,438,579
Total Short-Term Investment (Cost $9,438,579)		9,438,579
Total Investments (Cost $611,237,526) (b)	100.1%	794,299,343
Other Assets, Less Liabilities	(0.1)	(536,831)
Net Assets	100.0%	$793,762,512

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of March 31, 2015, cost was $611,540,402 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$183,386,511
Gross unrealized depreciation	(627,570)
Net unrealized appreciation	$182,758,941

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$784,860,764	$—	$—	$784,860,764
Short-Term Investment
Repurchase Agreement	—	9,438,579	—	9,438,579
Total Investments in Securities	$784,860,764	$9,438,579	$—	$794,299,343

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Marketfield Portfolio

Portfolio of Investments March 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 58.4% †
	Aerospace & Defense 4.7%
	Honeywell International, Inc.	32,720	$3,413,023
¤	Lockheed Martin Corp.	35,451	7,195,135
	Northrop Grumman Corp. (a)	41,041	6,605,959
	United Technologies Corp.	27,788	3,256,754
			20,470,871
	Automobiles 0.5%
	Great Wall Motor Co., Ltd. Class H	291,897	2,063,289

	Banks 7.4%
¤	Bank of China, Ltd. Class H	16,629,491	9,588,183
¤	Bank of Ireland (b)	15,805,246	5,990,595
	Citigroup, Inc. (a)	81,148	4,180,745
	Itau Unibanco Holding S.A., ADR	210,305	2,325,973
	Sumitomo Mitsui Financial Group, Inc.	92,038	3,531,187
	U.S. Bancorp	70,721	3,088,386
	Wells Fargo & Co. (a)	61,223	3,330,531
			32,035,600
	Beverages 0.7%
	Suntory Beverage & Food, Ltd.	73,683	3,163,943

	Biotechnology 0.5%
	Grifols S.A.	53,084	2,282,002

	Building Products 0.5%
	Geberit A.G.	5,406	2,030,449

	Chemicals 1.5%
	Potash Corporation of Saskatchewan, Inc. (a)	58,543	1,888,012
	Sherwin-Williams Co. (The) (a)	15,627	4,445,881
			6,333,893
	Construction Materials 2.5%
	Buzzi Unicem S.p.A.	99,888	1,498,294
	CRH PLC	89,364	2,319,845
	Eagle Materials, Inc. (a)	46,946	3,922,808
	Taiheiyo Cement Corp.	980,926	3,001,624
			10,742,571
	Diversified Financial Services 1.3%
	CME Group, Inc.	39,524	3,743,318
	Intercontinental Exchange, Inc.	8,217	1,916,780
			5,660,098
	Electrical Equipment 0.7%
	Rockwell Automation, Inc.	26,647	3,090,786

	Electronic Equipment, Instruments & Components 1.5%
	Hitachi, Ltd.	503,910	3,458,696
	Murata Manufacturing Co., Ltd.	22,600	3,115,779
			6,574,475
	Food & Staples Retailing 1.1%
	Costco Wholesale Corp. (a)	30,932	4,686,043

	Health Care Equipment & Supplies 0.6%
	Intuitive Surgical, Inc. (b)	5,558	2,806,957

	Hotels, Restaurants & Leisure 0.7%
	Dalata Hotel Group PLC (b)	717,643	2,816,507

	Household Durables 9.3%
	D.R. Horton, Inc. (a)	157,102	4,474,265
	Lennar Corp. Class A (a)	106,734	5,529,889
	Panasonic Corp.	280,216	3,684,501
	PulteGroup, Inc.	212,539	4,724,742
	Ryland Group, Inc. (The) (a)	55,592	2,709,554
	Sekisui House, Ltd.	205,518	2,991,051
	Sony Corp. (b)	135,287	3,598,328
	Sony Corp., Sponsored ADR (b)	113,464	3,038,566
	Toll Brothers, Inc. (a)(b)	62,580	2,461,897
	Whirlpool Corp.	34,441	6,959,148
			40,171,941
	Insurance 2.1%
	China Life Insurance Co., Ltd. Class H	1,439,201	6,293,192
	China Pacific Insurance Group Co., Ltd. Class H	538,000	2,550,289
			8,843,481
	Internet Software & Services 1.8%
¤	Facebook, Inc. Class A (a)(b)	92,960	7,642,706

	Machinery 3.6%
	Cummins, Inc. (a)	22,248	3,084,463
	Deere & Co. (a)	42,831	3,755,850
	Fanuc Corp.	24,352	5,329,887
	Kubota Corp.	199,000	3,157,519
			15,327,719
	Metals & Mining 2.0%
	Glencore PLC (b)	937,833	3,977,388
	Nippon Steel & Sumitomo Metal Corp.	1,874,059	4,726,751
			8,704,139
	Personal Products 0.8%
	Kao Corp.	65,300	3,266,770

	Real Estate Investment Trusts 3.4%
	Green REIT PLC	2,164,718	3,807,976
	Hibernia REIT PLC	2,403,842	3,024,136
¤	Merlin Properties Socimi S.A. (b)	572,653	7,807,651
			14,639,763
	Real Estate Management & Development 4.0%
	Deutsche Wohnen A.G.	111,488	2,857,880
¤	Kennedy Wilson Europe Real Estate PLC	480,072	7,826,406
	Mitsubishi Estate Co., Ltd.	133,571	3,103,868
	St. Joe Co. (The) (a)(b)	183,899	3,413,165
			17,201,319
	Semiconductors & Semiconductor Equipment 2.7%
	Intel Corp. (a)	127,624	3,990,802
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (a)	264,735	6,215,978
	Texas Instruments, Inc.	28,205	1,612,903
			11,819,683
	Software 0.7%
	FireEye, Inc. (b)	30,151	1,183,427
	Splunk, Inc. (a)(b)	31,563	1,868,529
			3,051,956
	Specialty Retail 2.2%
	Home Depot, Inc. (The) (a)	44,995	5,111,882
	Inditex S.A.	131,477	4,224,156
			9,336,038
	Technology Hardware, Storage & Peripherals 0.6%
	Blackberry, Ltd. (b)	312,909	2,794,277

	Wireless Telecommunication Services 1.0%
	China Mobile, Ltd.	317,569	4,137,227

	Total Common Stocks (Cost $221,434,358)		251,694,503

	Exchange-Traded Funds 17.2% (c)
¤	iShares China Large-Cap ETF	339,340	15,083,663
¤	iShares MSCI Hong Kong ETF	363,034	7,961,336
¤	iShares MSCI Japan ETF	807,408	10,116,822
¤	iShares Russell 2000 ETF	170,937	21,256,016
	iShares U.S. Home Construction Index Fund (a)	172,531	4,870,550
	Market Vectors Agribusiness ETF	47,077	2,523,327
	Market Vectors Gold Miners ETF (a)	285,769	5,212,427
	SPDR S&P Homebuilders ETF (a)	192,856	7,108,672
	Total Exchange-Traded Funds (Cost $71,396,283)		74,132,813

	Preferred Stock 1.3%
	Banks 1.3%
¤	Bank of Ireland Trust-Preferred Security 10.24% (d)	4,753,000	5,373,353

	Total Preferred Stock (Cost $5,839,290)		5,373,353

	Notional Amount
Purchased Options 1.2%
Purchased Call Options 0.8%
CNH Put/USD Call, Expiring 5/27/15 at 6.248 CNH to 1 USD, European Style (e)	27,279,935	149,849
INR Put/USD Call, Expiring 6/9/15 at 63.25 INR to 1 USD, European Style (e)	65,111,661	692,267
TRY Put/USD Call, Expiring 5/15/15 at 2.62 TRY to 1 USD, European Style (e)	49,876,644	1,164,819
ZAR Put/USD Call, Expiring 6/1/15 at 12.25 ZAR to 1 USD, European Style (e)	57,172,062	1,470,980
Total Purchased Call Options (Cost $5,237,245)		3,477,915
Purchased Put Options 0.4%
EUR Put/USD Call, Expiring 5/18/15 at 1 EUR to 1.08 USD, European Style (e)	66,461,000	1,429,459
USD Put/JPY Call, Expiring 4/27/15 at 1 USD to 110 JPY, European Style (e)	49,527,448	2,080

	Number of Contracts
Apple, Inc. Strike Price $120.00 Expires 4/17/15, American Style (e)	310	31,000
Industrial Select Sector SPDR Fund Strike Price $56.00 Expires 5/15/15, American Style (e)	3,226	396,798
Total Purchased Put Options (Cost $1,713,004)		1,859,337
Total Purchased Options (Cost $6,950,249)		5,337,252

	Shares
Short-Term Investment 2.3%
Money Market Fund 2.3%
State Street Institutional Treasury Money Market Fund	10,000,178	10,000,178

Total Short-Term Investment (Cost $10,000,178)		10,000,178
Total Investments, Before Investments Sold Short (Cost $315,620,358) (i)	80.4%	346,538,099

Common Stocks Sold Short (1.7%)
Food Products (1.0%)
Danone	(64,615)	(4,350,668)

Industrial Conglomerates (0.7%)
General Electric Co.	(124,111)	(3,079,194)

Total Common Stocks Sold Short (Proceeds $7,645,385)		(7,429,862)

Exchange -Traded Funds Sold Short (9.4%) (c)
Industrial Select Sector SPDR Fund	(244,721)	(13,648,090)
iShares JP Morgan USD Emerging Markets Bond	(154,948)	(17,372,770)
iShares U.S. Real Estate ETF	(115,664)	(9,174,469)
Total Exchange -Traded Funds Sold Short (Cost $40,373,309)		(40,195,329)
Total Investments Sold Short (Proceeds $48,018,694) (f)	(11.1)%	(47,625,191)
Total Investments, Net of Investments Sold Short (Cost $267,601,664)	69.3	298,912,908
Other Assets, Less Liabilities	30.7	132,193,349
Net Assets	100.0%	$431,106,257

	Contracts Long	Unrealized Appreciation (Depreciation)(g)
Futures Contracts 0.1%
Euro-Bund May 2015 (h)	602	$(163,848)
H-Shares Index April 2015 (h)	303	862,966
Total Futures Contracts Long (Notional Amount $24,259,438)		699,118

	Contracts Short
Standard & Poor's 500 Index Mini June 2015 (h)	(430)	(405,387)
Total Futures Contracts Short (Notional Amount $44,307,200)		(405,387)
Total Futures Contracts (Notional Amount $20,047,762)		$293,731

¤	Among the Portfolio's 10 largest holdings or issuers, as of March 31, 2015, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio's custodian as collateral for securities Sold Short.
(b)	Non-income producing security.
(c)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	As of March 31, 2015, cash in the amount of $89,941 was on deposit with brokers for options transactions.
(f)	As of March 31, 2015, cash in the amount of $55,745,486 was on deposit with brokers for short sale transactions.
(g)	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2015.
(h)	As of March 31, 2015, cash in the amount of $4,073,613 was on deposit with brokers for futures transactions.
(i)	As of March 31, 2015, cost was $317,389,116 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$38,097,821
Gross unrealized depreciation	(8,948,838)
Net unrealized appreciation	$29,148,983

Written Option
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Premium (Received)	Market Value
Put-Industrial Select Sector SPDR Fund, American Style	Morgan Stanley	$50.00	5/15/2015	(3,226)	$(58,068)	$(53,229)

As of March 31, 2015, the Portfolio held the following OTC credit default swap contract:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[1]	Notional Amount (000)[2]	(Pay)/Receive Fixed Rate[3]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ Depreciation[4]
Republic of South Africa
5.50%, due 3/9/20	Citibank N.A.	6/20/2019	Buy	$4,497	(1.00)%	$(204,637)	$133,376	$(71,261)

1. Buy—Portfolio pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either

(i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell—Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2. The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

3. The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

4. Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at March 31, 2015.

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
CNH	—Chinese Offshore Yuan
ETF	—Exchange-Traded Fund
EUR	—Euro
INR	—Indian Rupee
JPY	—Japanese Yen
SPDR	—Standard & Poor's Depositary Receipt
TRY	—Turkish Lira
ZAR	—South African Rand

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$251,694,503	$—	$—	$251,694,503
Exchange-Traded Funds	74,132,813	—	—	74,132,813
Preferred Stock	—	5,373,353	—	5,373,353
Short-Term Investment
Money Market Fund	10,000,178	—	—	10,000,178
Total Investments in Securities	335,827,494	5,373,353	—	341,200,847
Other Financial Instruments
Credit Default Swap Contracts	—	133,376	—	133,376
Futures Contracts Long (b)	862,966	—	—	862,966
Purchased Call Options	3,477,915	—	—	3,477,915
Purchased Put Options	1,859,337	—	—	1,859,337
Total Other Financial Instruments	6,200,218	133,376	—	6,333,594
Total Investments in Securities and Other Financial Instruments	$342,027,712	$5,506,729	$—	$347,534,441

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks Sold Short	$(7,429,862)	$—	$—	$(7,429,862)
Exchange Traded Funds Sold Short	(40,195,329)	—	—	(40,195,329)
Total Investments in Securities Sold Short	(47,625,191)	—	—	(47,625,191)
Other Financial Instruments
Futures Contracts Long (b)	(163,848)	—	—	(163,848)
Futures Contracts Short (b)	(405,387)	—	—	(405,387)
Written Options	(53,229)	—	—	(53,229)
Total Other Financial Instruments	(622,464)	—	—	(622,464)
Total Investments in Securities Sold Short and Other Financial Instruments	$(48,247,655)	$—	$—	$(48,247,655)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 31, 2015, certain foreign securities with a market value of $83,075,465 were transferred from Level 2 to Level 1 as the prices of these securities were based on observable quoted prices in active markets.

As of March 31, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP MFS® Utilities Portfolio

Portfolio of Investments March 31, 2015 (Unaudited)

	Principal Amount	Value
Long-Term Bond 0.0%‡†
Mortgage-Backed Security 0.0%‡
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.0%‡
Falcon Franchise Loan LLC Series 2001-1, Class IO 6.855%, due 1/5/23 (a)(b)(c)(d)	$13,641	$1,087

Total Long-Term Bond (Cost $781)		1,087

		Shares
	Common Stocks 87.6%
	Diversified Telecommunication Services 6.5%
	Bezeq-The Israeli Telecommunication Corp., Ltd.	5,801,848	10,818,413
	BT Group PLC	1,038,573	6,747,912
	Com Hem Holding AB (e)	1,613,090	13,111,279
	Hellenic Telecommunications Organization S.A. (e)	991,987	8,799,733
	Oi S.A. (e)	372,958	600,650
	TDC A/S	2,489,913	17,844,857
	Telecom Italia - RSP S.p.A.	17,509,689	16,473,886
	TELUS Corp.	124,730	4,143,059
	Verizon Communications, Inc.	234,499	11,403,686
	XL Axiata Tbk PT	17,285,500	5,750,817
			95,694,292
	Electric Utilities 21.5%
	ALLETE, Inc.	192,652	10,164,320
	American Electric Power Co., Inc.	462,022	25,988,738
	Cheung Kong Infrastructure Holdings, Ltd.	604,000	5,204,311
	Cia Paranaense de Energia Class B, Sponsored ADR	162,013	1,697,896
	CPFL Energia S.A.	1,236,226	7,925,047
	Edison International	44,760	2,796,157
	EDP-Energias de Portugal S.A.	6,713,228	25,156,126
	EDP-Energias do Brasil S.A.	2,921,310	9,473,628
	Enel S.p.A.	4,958,253	22,455,701
	Equatorial Energia S.A.	463,088	4,534,317
¤	Exelon Corp.	1,309,329	44,006,548
	FirstEnergy Corp.	21,127	740,713
	Iberdrola S.A.	969,231	6,255,080
¤	NextEra Energy, Inc.	467,522	48,645,664
	NRG Yield, Inc. Class A	114,018	5,784,133
	OGE Energy Corp.	799,813	25,282,089
	Pinnacle West Capital Corp.	33,899	2,161,061
¤	PPL Corp.	1,499,114	50,460,177
	Red Electrica Corp. S.A.	145,542	11,852,862
	SSE PLC	160,405	3,564,413
			314,148,981
	Gas Utilities 2.9%
	APA Group	659,081	4,543,001
	China Resources Gas Group, Ltd.	4,024,000	12,560,969
	Enagas S.A.	193,985	5,554,550
	Gas Natural SDG S.A.	266,512	5,993,551
	Infraestructura Energetica Nova S.A.B. de C.V.	517,797	2,828,051
	Laclede Group, Inc. (The)	13,205	676,360
	Snam S.p.A.	2,128,200	10,343,332
			42,499,814
	Independent Power & Renewable Electricity Producers 12.7%
	Abengoa Yield PLC	530,025	17,904,244
	AES Corp. (The)	1,766,069	22,693,987
	Aksa Enerji Uretim AS (e)	555,355	598,339
	Calpine Corp. (e)	1,361,730	31,142,765
	China Longyuan Power Group Corp.	4,770,000	5,199,061
	Drax Group PLC	659,278	3,558,844
¤	Dynegy, Inc. (e)	991,471	31,161,934
	EDP Renovaveis S.A.	4,122,456	28,369,102
	Enel Green Power S.p.A.	1,214,730	2,271,375
	Infinis Energy PLC	653,508	1,821,528
	NextEra Energy Partners, L.P.	61,652	2,701,591
¤	NRG Energy, Inc.	1,503,808	37,880,924
	Tractebel Energia S.A.	63,700	704,551
			186,008,245
	Internet Software & Services 0.3%
	Rocket Internet SE (e)	87,884	4,354,908

	Media 9.7%
	Altice S.A. (e)	165,527	17,949,581
	Astro Malaysia Holdings BHD	6,009,300	5,192,321
	Charter Communications, Inc. Class A (e)	88,164	17,025,350
¤	Comcast Corp. Class A	681,182	38,190,469
	Liberty Global PLC Class A (e)	52,947	2,725,182
	Liberty Global PLC Class C (e)	617,742	30,769,729
	Quebecor, Inc. Class B	300,140	8,028,695
	Time Warner Cable, Inc.	145,079	21,744,440
			141,625,767
	Multi-Utilities 11.5%
	AGL Energy, Ltd.	326,536	3,780,334
	Ameren Corp.	206,392	8,709,742
	CenterPoint Energy, Inc.	174,749	3,566,627
	CMS Energy Corp.	353,879	12,353,916
	Dominion Resources, Inc.	59,308	4,203,158
	DTE Energy Co.	99,893	8,060,366
	GDF Suez	735,474	14,555,017
	NiSource, Inc.	494,223	21,824,888
	NorthWestern Corp.	120,510	6,482,233
	PG&E Corp.	205,281	10,894,263
¤	Public Service Enterprise Group, Inc.	876,023	36,722,884
¤	Sempra Energy	339,798	37,044,778
			168,198,206
	Oil, Gas & Consumable Fuels 16.7%
	Anadarko Petroleum Corp.	135,460	11,217,443
	Antero Midstream Partners, L.P.	56,468	1,365,961
	Cabot Oil & Gas Corp.	15,316	452,282
	Columbia Pipeline Partners, L.P. (e)	210,434	5,826,917
	Cone Midstream Partners, L.P.	65,677	1,143,437
	Enable Midstream Partners, L.P.	164,908	2,704,491
	Enbridge, Inc.	453,228	21,846,409
	Energen Corp.	68,326	4,509,516
	Energy Transfer Equity, L.P.	292,754	18,548,893
	Energy Transfer Partners, L.P.	52,006	2,899,335
	Enterprise Products Partners, L.P.	272,805	8,983,469
	EQT Corp.	147,223	12,200,370
	JP Energy Partners, L.P.	192,972	2,149,708
¤	Kinder Morgan, Inc.	867,345	36,480,531
	MarkWest Energy Partners, L.P.	59,630	3,941,543
	Memorial Resource Development Corp. (e)	34,434	610,859
	Noble Energy, Inc.	179,916	8,797,892
	ONEOK Partners, L.P.	95,949	3,918,557
	ONEOK, Inc.	91,495	4,413,719
	Plains All American Pipeline, L.P.	66,330	3,234,914
	Plains GP Holdings, L.P. Class A	819,030	23,235,881
	SemGroup Corp. Class A	121,351	9,870,690
	Western Gas Equity Partners, L.P.	119,898	7,193,880
¤	Williams Cos., Inc. (The)	622,048	31,469,408
	Williams Partners, L.P.	333,149	16,397,594
			243,413,699
	Real Estate Investment Trusts 1.4%
	American Tower Corp.	184,189	17,341,394
	InfraREIT, Inc. (e)	105,225	3,008,383
			20,349,777
	Wireless Telecommunication Services 4.4%
	Advanced Info Service PCL	76,900	560,089
	Drillisch A.G.	16,164	634,817
	KDDI Corp.	275,400	6,246,931
	Megafon OAO, GDR	225,475	3,607,600
	Mobile Telesystems OJSC, Sponsored ADR	848,128	8,566,093
	Philippine Long Distance Telephone Co.	32,470	2,074,593
	SBA Communications Corp. Class A (e)	154,552	18,098,039
	T-Mobile U.S., Inc. (e)	67,370	2,134,955
	Turkcell Iletisim Hizmetleri AS (e)	1,340,018	6,883,522
	Vodafone Group PLC	4,569,651	14,943,469
			63,750,108
	Total Common Stocks (Cost $1,171,410,634)		1,280,043,797

	Convertible Preferred Stocks 7.0%
	Electric Utilities 2.6%
¤	Exelon Corp. 6.50%	448,860	21,837,039
¤	NextEra Energy, Inc.
	5.799%	61,759	3,443,064
	5.889%	186,083	12,175,411
			37,455,514
	Independent Power & Renewable Electricity Producers 1.1%
¤	Dynegy, Inc. 5.375%	153,571	16,762,275

	Multi-Utilities 1.8%
	Dominion Resources, Inc.
	6.00%	167,596	9,452,415
	6.125%	142,981	8,029,813
	6.375%	170,418	8,248,231
			25,730,459
	Real Estate Investment Trusts 0.7%
	American Tower Corp. 5.50%	108,139	10,730,633

	Wireless Telecommunication Services 0.8%
	T-Mobile U.S., Inc. 5.50%	205,290	12,042,311

	Total Convertible Preferred Stocks (Cost $97,125,003)		102,721,192

	Preferred Stocks 0.5%
	Diversified Telecommunication Services 0.1%
	Oi S.A. (e)(f) 18.37%	1,155,325	1,857,034

	Electric Utilities 0.4%
	Cia Paranaense de Energia Class B 4.06%	501,100	5,283,331

	Total Preferred Stocks (Cost $16,634,189)		7,140,365

	Number of Rights
Rights 0.0%‡
Diversified Telecommunication Services 0.0%‡
Com Hem Holding AB Expires 4/21/15 (e)	1,613,090	18,543

Total Rights (Cost $0)		18,543

	Principal Amount
Short-Term Investments 4.0%
Financial Company Commercial Paper 0.2%
HSBC Americas, Inc. 0.051%, due 4/1/15 (g)	$3,385,000	3,385,000

Total Financial Company Commercial Paper (Cost $3,385,000)		3,385,000

Other Commercial Paper 3.0%
General Electric Co. 0.081%, due 4/1/15 (g)	44,095,000	44,095,000

Total Other Commercial Paper (Cost $44,095,000)		44,095,000

Repurchase Agreement 0.8%
State Street Bank and Trust Co. 0.00%, dated 3/31/15 due 4/1/15 Proceeds at Maturity $10,793,644 (Collateralized by a U.S. Treasury Note security with a rate of 2.13% and a maturity date of 1/31/21, with a Principal Amount of $10,655,000 and a Market Value of $11,011,548)	10,793,644	10,793,644

Total Repurchase Agreement (Cost $10,793,644)		10,793,644

Total Short-Term Investments (Cost $58,273,644)		58,273,644
Total Investments (Cost $1,343,444,251) (h)	99.1%	1,448,198,628
Other Assets, Less Liabilities	0.9	13,658,633
Net Assets	100.0%	$1,461,857,261

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2015, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2015.
(c)	Illiquid security - As of March 31, 2015, the total market value of this security was $1,087, which represented less than one-tenth of a percent of the Portfolio's net assets.
(d)	Restricted security.
(e)	Non-income producing security.
(f)	Floating rate - Rate shown was the rate in effect as of March 31, 2015.
(g)	Interest rate shown represents yield to maturity.
(h)	As of March 31, 2015, cost was $1,343,917,889 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$175,129,494
Gross unrealized depreciation	(70,848,755)
Net unrealized appreciation	$104,280,739

As of March 31, 2015, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	4/10/15	Barclays Bank PLC	EUR	4,603,816	$5,156,435	$(205,657)
Euro vs. U.S. Dollar	4/10/15	BNP Paribas S.A.		108,068	122,530	(6,318)
Euro vs. U.S. Dollar	4/10/15	Credit Suisse International		839,473	928,996	(26,257)
Euro vs. U.S. Dollar	4/10/15	Deutsche Bank AG		3,795,253	4,112,747	(31,468)
Euro vs. U.S. Dollar	6/17/15	Deutsche Bank AG		656,000	689,499	16,597
Euro vs. U.S. Dollar	4/10/15	JPMorgan Chase Bank		267,875	283,741	4,323
Euro vs. U.S. Dollar	4/10/15	Merrill Lynch International Bank		999,495	1,119,203	(44,382)
Euro vs. U.S. Dollar	4/10/15	UBS A.G.		2,394,710	2,855,692	(280,506)
Pound Sterling vs. U.S. Dollar	4/10/15	Barclays Bank PLC	GBP	181	267	2
Pound Sterling vs. U.S. Dollar	4/10/15	Credit Suisse International		1,667,329	2,527,797	(54,614)
Pound Sterling vs. U.S. Dollar	4/10/15	Deutsche Bank A.G.		396,271	603,716	(15,918)
Pound Sterling vs. U.S. Dollar	4/10/15	Goldman Sachs & Co.		122,995	189,992	(7,552)
Pound Sterling vs. U.S. Dollar	4/10/15	JPMorgan Chase Bank		565,002	850,898	(12,819)
Pound Sterling vs. U.S. Dollar	4/10/15	Merrill Lynch International Bank		147,565	226,715	(7,828)
Pound Sterling vs. U.S. Dollar	4/10/15	Morgan Stanley & Co.		179,596	278,284	(11,886)

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Euro vs. U.S. Dollar	4/10/15	Barclays Bank PLC	EUR	4,781,754	$5,400,850	$258,722
Euro vs. U.S. Dollar	4/10/15	Citibank N.A.		6,844,857	8,170,022	809,307
Euro vs. U.S. Dollar	4/10/15	Credit Suisse International		2,532,066	2,936,069	213,175
Euro vs. U.S. Dollar	4/10/15	Deutsche Bank A.G.		17,506,105	20,853,733	2,028,292
Euro vs. U.S. Dollar	4/10/15	Goldman Sachs & Co.		42,063,079	50,007,849	4,774,714
Euro vs. U.S. Dollar	4/10/15	JPMorgan Chase Bank		48,865,114	57,550,031	5,002,231
Euro vs. U.S. Dollar	4/10/15	Merrill Lynch International Bank		5,021,119	5,885,018	485,485
Euro vs. U.S. Dollar	4/10/15	Morgan Stanley & Co.		1,958,950	2,320,254	213,668
Pound Sterling vs. U.S. Dollar	4/10/15	Barclays Bank PLC	GBP	577,145	878,113	22,024
Pound Sterling vs. U.S. Dollar	4/10/15	Credit Suisse International		8,016,497	12,209,534	318,499
Pound Sterling vs. U.S. Dollar	4/10/15	Goldman Sachs & Co.		342,393	517,191	9,314
Pound Sterling vs. U.S. Dollar	4/10/15	Merrill Lynch International Bank		7,914,774	12,054,835	314,689
Pound Sterling vs. U.S. Dollar	4/10/15	Morgan Stanley & Co.		1,416,000	2,177,418	77,037
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$13,842,874

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
EUR	—Euro
GBP	—British Pound Sterling
GDR	—Global Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Long-Term Bond
Mortgage-Backed Security	$—	$1,087	$—	$1,087
Total Long-Term Bond	—	1,087	—	1,087
Common Stocks	1,280,043,797	—	—	1,280,043,797
Convertible Preferred Stocks	102,721,192	—	—	102,721,192
Preferred Stocks	7,140,365	—	—	7,140,365
Rights	18,543	—	—	18,543
Short-Term Investments
Financial Company Commercial Paper	—	3,385,000	—	3,385,000
Other Commercial Paper	—	44,095,000	—	44,095,000
Repurchase Agreement	—	10,793,644	—	10,793,644
Total Short-Term Investments	—	58,273,644	—	58,273,644
Total Investments in Securities	1,389,923,897	58,274,731	—	1,448,198,628
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	14,548,079	—	14,548,079
Total Investments in Securities and Other Financial Instruments	$1,389,923,897	$72,822,810	$—	$1,462,746,707

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other Financial Instruments
Foreign Currency Forward Contracts (b)	$—	$(705,205)	$—	$(705,205)
Total Other Financial Instruments	$—	$(705,205)	$—	$(705,205)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 31, 2015, certain foreign equity securities with a market value of $343,348,126 were transferred from Level 2 to Level 1 as the prices of these securities were based on observable quoted prices in active markets.

As of March 31, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level3).

As of March 31, 2015, the Portfolio held the following restricted security:

Security	Date of Acquisition	Principal Amount	Cost	3/31/15 Value	Percent of Net Assets

Falcon Franchise Loan LLC
Series 2001-1, Class IO 6.855%, due 1/5/23	2/17/12	$13,641	$781	$1,087	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay VP Mid Cap Core Portfolio

Portfolio of Investments March 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 99.2% †
	Aerospace & Defense 2.5%
	BE Aerospace, Inc.	3,888	$247,355
	Huntington Ingalls Industries, Inc.	46,335	6,493,850
	L-3 Communications Holdings, Inc.	48,922	6,153,898
	Orbital ATK, Inc.	3,908	299,470
	Spirit AeroSystems Holdings, Inc. Class A (a)	54,394	2,839,911
	Textron, Inc.	159,401	7,066,246
	Triumph Group, Inc.	1,348	80,503
	Vectrus, Inc. (a)	55,226	1,407,711
			24,588,944
	Air Freight & Logistics 0.0%‡
	C.H. Robinson Worldwide, Inc.	4,258	311,771

	Airlines 2.1%
	Alaska Air Group, Inc.	98,968	6,549,702
¤	Southwest Airlines Co.	205,052	9,083,804
	United Continental Holdings, Inc. (a)	74,359	5,000,643
			20,634,149
	Auto Components 0.1%
	Lear Corp.	12,918	1,431,573

	Automobiles 0.5%
	Harley-Davidson, Inc.	5,659	343,728
	Tesla Motors, Inc. (a)	6,831	1,289,488
	Thor Industries, Inc.	44,603	2,819,355
			4,452,571
	Banks 1.6%
	CIT Group, Inc.	43,015	1,940,837
	Citizens Financial Group, Inc.	39,187	945,582
	Commerce Bancshares, Inc.	7,592	321,294
	Fifth Third Bancorp	157,345	2,965,953
	KeyCorp	338,363	4,791,220
	Regions Financial Corp.	47,553	449,376
	Signature Bank (a)	1,986	257,346
	SunTrust Banks, Inc.	95,082	3,906,919
			15,578,527
	Beverages 1.2%
	Coca-Cola Enterprises, Inc.	128,682	5,687,745
	Dr. Pepper Snapple Group, Inc.	78,338	6,147,966
	Molson Coors Brewing Co. Class B	1,402	104,379
			11,940,090
	Biotechnology 3.3%
	Alnylam Pharmaceuticals, Inc. (a)	33,288	3,475,933
	Incyte Corp. (a)	19,903	1,824,309
	Medivation, Inc. (a)	23,935	3,089,291
	Myriad Genetics, Inc. (a)	153,124	5,420,590
	Pharmacyclics, Inc. (a)	7,111	1,820,060
	United Therapeutics Corp. (a)	39,678	6,841,876
¤	Vertex Pharmaceuticals, Inc. (a)	77,124	9,098,318
			31,570,377
	Building Products 0.6%
	Masco Corp.	237,059	6,329,475

	Capital Markets 2.1%
	Ameriprise Financial, Inc.	25,347	3,316,401
	Eaton Vance Corp.	61,379	2,555,822
	Interactive Brokers Group, Inc. Class A	90,836	3,090,241
	Lazard, Ltd. Class A	122,037	6,417,926
	Legg Mason, Inc.	49,932	2,756,246
	LPL Financial Holdings, Inc.	13,226	580,092
	Raymond James Financial, Inc.	16,540	939,141
	Waddell & Reed Financial, Inc. Class A	6,225	308,387
			19,964,256
	Chemicals 1.5%
	Albemarle Corp.	20,542	1,085,439
	Axalta Coating Systems, Ltd. (a)	72,541	2,003,582
	Mosaic Co. (The)	154,077	7,096,787
	Westlake Chemical Corp.	66,092	4,754,659
			14,940,467
	Commercial Services & Supplies 2.4%
	ADT Corp. (The)	159,983	6,642,494
	Cintas Corp.	78,319	6,393,180
	Clean Harbors, Inc. (a)	16,982	964,238
	Covanta Holding Corp.	261,554	5,866,656
	KAR Auction Services, Inc.	18,177	689,454
	Pitney Bowes, Inc.	13,232	308,570
	R.R. Donnelley & Sons Co.	148,444	2,848,640
			23,713,232
	Communications Equipment 3.1%
	ARRIS Group, Inc. (a)	135,327	3,910,274
	Brocade Communications Systems, Inc.	497,900	5,907,583
	EchoStar Corp. Class A (a)	78,659	4,068,243
	F5 Networks, Inc. (a)	46,268	5,318,044
	Harris Corp.	68,885	5,425,383
	Juniper Networks, Inc.	230,917	5,214,106
			29,843,633
	Construction & Engineering 0.3%
	AECOM (a)	81,930	2,525,083

	Consumer Finance 0.7%
	Navient Corp.	57,712	1,173,285
	Synchrony Financial (a)	180,239	5,470,254
			6,643,539
	Containers & Packaging 0.8%
	Ball Corp.	37,818	2,671,464
	Rock-Tenn Co. Class A	77,216	4,980,432
			7,651,896
	Diversified Consumer Services 0.8%
	Apollo Education Group, Inc. (a)	26,278	497,180
	DeVry Education Group, Inc.	109,340	3,647,582
	Graham Holdings Co. Class B	1,511	1,585,991
	H&R Block, Inc.	60,453	1,938,728
	ServiceMaster Global Holdings, Inc. (a)	13,247	447,086
			8,116,567
	Diversified Financial Services 2.6%
	CBOE Holdings, Inc.	44,414	2,549,586
	Intercontinental Exchange, Inc.	6,495	1,515,089
	McGraw Hill Financial, Inc.	2,026	209,488
¤	Moody's Corp.	80,338	8,339,084
	NASDAQ OMX Group, Inc. (The)	122,165	6,223,085
	Voya Financial, Inc.	140,271	6,047,083
			24,883,415
	Diversified Telecommunication Services 1.8%
	Frontier Communications Corp.	819,245	5,775,677
	Level 3 Communications, Inc. (a)	137,037	7,378,072
	Windstream Holdings, Inc.	348,781	2,580,979
	Zayo Group Holdings, Inc. (a)	47,781	1,335,957
			17,070,685
	Electric Utilities 2.1%
	Edison International	67,440	4,212,977
	Entergy Corp.	90,823	7,037,874
	Pinnacle West Capital Corp.	66,083	4,212,791
	PPL Corp.	4,691	157,899
	Westar Energy, Inc.	767	29,729
	Xcel Energy, Inc.	131,790	4,587,610
			20,238,880
	Electronic Equipment, Instruments & Components 0.9%
	Arrow Electronics, Inc. (a)	14,672	897,193
	CDW Corp.	43,637	1,625,042
	Jabil Circuit, Inc.	248,553	5,811,169
			8,333,404
	Energy Equipment & Services 0.6%
	Cameron International Corp. (a)	84,055	3,792,562
	FMC Technologies, Inc. (a)	8,501	314,622
	Frank's International N.V.	43,386	811,318
	Helmerich & Payne, Inc.	841	57,247
	Oceaneering International, Inc.	2,601	140,272
	Superior Energy Services, Inc.	52,671	1,176,670
			6,292,691
	Food & Staples Retailing 2.4%
¤	Kroger Co. (The)	144,002	11,039,193
	Rite Aid Corp. (a)	750,848	6,524,869
	Whole Foods Market, Inc.	106,722	5,558,082
			23,122,144
	Food Products 1.6%
	Bunge, Ltd.	43,085	3,548,481
	Hormel Foods Corp.	6,110	347,353
	Ingredion, Inc.	41,381	3,220,269
	Keurig Green Mountain, Inc.	10,137	1,132,607
	Pilgrim's Pride Corp.	188,918	4,267,658
	Pinnacle Foods, Inc.	73,031	2,980,395
			15,496,763
	Gas Utilities 0.4%
	UGI Corp.	133,969	4,366,050

	Health Care Equipment & Supplies 2.7%
	Boston Scientific Corp. (a)	37,043	657,513
	C.R. Bard, Inc.	39,872	6,672,579
	DENTSPLY International, Inc.	3,631	184,782
	Edwards Lifesciences Corp. (a)	53,613	7,637,708
	Hill-Rom Holdings, Inc.	113,764	5,574,436
	Hologic, Inc. (a)	119,465	3,945,332
	ResMed, Inc.	14,208	1,019,850
	Varian Medical Systems, Inc. (a)	5,059	476,001
			26,168,201
	Health Care Providers & Services 6.8%
¤	AmerisourceBergen Corp.	82,832	9,415,514
	Cardinal Health, Inc.	70,752	6,386,783
	Centene Corp. (a)	99,481	7,032,312
¤	Cigna Corp.	68,585	8,877,642
	Community Health Systems, Inc. (a)	122,317	6,394,733
¤	HCA Holdings, Inc. (a)	116,593	8,771,291
	Health Net, Inc. (a)	102,919	6,225,570
	Humana, Inc.	39,309	6,997,788
	LifePoint Hospitals, Inc. (a)	68,011	4,995,408
	Quest Diagnostics, Inc.	9,842	756,358
			65,853,399
	Hotels, Restaurants & Leisure 3.4%
	Brinker International, Inc.	82,376	5,071,066
	Hilton Worldwide Holdings, Inc. (a)	103,981	3,079,917
	Marriott International, Inc. Class A	10,847	871,231
	Panera Bread Co. Class A (a)	23,922	3,827,400
	Restaurant Brands International, Inc.	39,021	1,498,797
	Royal Caribbean Cruises, Ltd.	25,409	2,079,727
	SeaWorld Entertainment, Inc.	239,211	4,611,988
	Six Flags Entertainment Corp.	110,453	5,347,030
	Wyndham Worldwide Corp.	70,368	6,366,193
			32,753,349
	Household Durables 2.1%
	Harman International Industries, Inc.	49,071	6,557,358
	Jarden Corp. (a)	7,425	392,782
	Leggett & Platt, Inc.	29,818	1,374,311
	Tempur Sealy International, Inc. (a)	47,778	2,758,702
	Tupperware Brands Corp.	28,685	1,979,839
	Whirlpool Corp.	36,470	7,369,128
			20,432,120
	Household Products 0.3%
	Spectrum Brands Holdings, Inc.	30,938	2,770,807

	Insurance 3.8%
	Alleghany Corp. (a)	10,354	5,042,398
	Allied World Assurance Co. Holdings, A.G.	136,826	5,527,770
	Aspen Insurance Holdings, Ltd.	55,457	2,619,234
	Assurant, Inc.	41,612	2,555,393
	Assured Guaranty, Ltd.	155,223	4,096,335
	Axis Capital Holdings, Ltd.	12,378	638,457
	CNA Financial Corp.	3,363	139,329
	Endurance Specialty Holdings, Ltd.	78,888	4,823,212
	Everest Re Group, Ltd.	5,781	1,005,894
	FNF Group	1,200	44,112
	Lincoln National Corp.	110,812	6,367,258
	Reinsurance Group of America, Inc.	1,832	170,724
	StanCorp Financial Group, Inc.	34,743	2,383,370
	Validus Holdings, Ltd.	20,205	850,631
	W.R. Berkley Corp.	834	42,125
	White Mountains Insurance Group, Ltd.	601	411,397
			36,717,639
	Internet & Catalog Retail 1.4%
	Expedia, Inc.	68,315	6,430,491
	Groupon, Inc. (a)	388,174	2,798,734
	Liberty Interactive Corp. Class A (a)	70,456	2,056,611
	Netflix, Inc. (a)	4,298	1,790,934
	Zulily, Inc. Class A (a)	35,320	458,807
			13,535,577
	Internet Software & Services 2.4%
	AOL, Inc. (a)	142,879	5,659,437
	HomeAway, Inc. (a)	27,468	828,710
	IAC/InterActiveCorp	42,437	2,863,224
	Rackspace Hosting, Inc. (a)	107,621	5,552,167
	Twitter, Inc. (a)	36,984	1,852,159
	VeriSign, Inc. (a)	98,675	6,608,265
			23,363,962
	IT Services 3.6%
	Amdocs, Ltd.	12,036	654,758
	Booz Allen Hamilton Holding Corp.	58,948	1,705,955
	Broadridge Financial Solutions, Inc.	30,317	1,667,738
	Computer Sciences Corp.	101,000	6,593,280
	CoreLogic, Inc. (a)	141,451	4,988,977
	Leidos Holdings, Inc.	127,188	5,336,809
	Total System Services, Inc.	1,915	73,057
	Vantiv, Inc. Class A (a)	17,139	646,140
	Western Union Co. (The)	351,370	7,312,010
	Xerox Corp.	494,364	6,352,578
			35,331,302
	Life Sciences Tools & Services 0.7%
	Agilent Technologies, Inc.	47,914	1,990,827
	Illumina, Inc. (a)	20,035	3,719,297
	VWR Corp. (a)	48,167	1,251,860
			6,961,984
	Machinery 1.1%
	AGCO Corp.	32,598	1,552,969
	Allison Transmission Holdings, Inc.	134,171	4,285,422
	Dover Corp.	23,924	1,653,627
	Flowserve Corp.	3,007	169,865
	Stanley Black & Decker, Inc.	8,320	793,395
	Terex Corp.	23,146	615,452
	Trinity Industries, Inc.	53,955	1,915,942
			10,986,672
	Media 2.2%
	Cablevision Systems Corp. Class A	216,672	3,965,098
	Cinemark Holdings, Inc.	66,243	2,985,572
	Clear Channel Outdoor Holdings, Inc. Class A	9,751	98,680
	Discovery Communications, Inc. Class A (a)	33,015	1,015,542
	Discovery Communications, Inc. Class C (a)	32,950	971,201
	Gannett Co., Inc.	36,263	1,344,632
	Interpublic Group of Cos., Inc. (The)	204,385	4,520,996
	John Wiley & Sons, Inc. Class A	13,829	845,505
	Liberty Media Corp. Class C (a)	27,264	1,041,485
	News Corp. Class A (a)	92,718	1,484,415
	Omnicom Group, Inc.	8,831	688,641
	Regal Entertainment Group Class A	100,454	2,294,369
			21,256,136
	Metals & Mining 0.8%
	Alcoa, Inc.	114,557	1,480,076
	Newmont Mining Corp.	71,708	1,556,781
	Nucor Corp.	16,005	760,718
	Steel Dynamics, Inc.	180,593	3,629,919
	United States Steel Corp.	10,589	258,372
			7,685,866
	Multi-Utilities 1.6%
	Ameren Corp.	1,168	49,290
	Consolidated Edison, Inc.	96,067	5,860,087
	DTE Energy Co.	9,831	793,263
	Public Service Enterprise Group, Inc.	183,878	7,708,166
	Vectren Corp.	14,951	659,937
			15,070,743
	Multiline Retail 2.2%
	Big Lots, Inc.	114,982	5,522,585
	Dillard's, Inc. Class A	40,178	5,484,699
	Dollar General Corp. (a)	28,678	2,161,748
	Kohl's Corp.	103,375	8,089,094
			21,258,126
	Oil, Gas & Consumable Fuels 3.1%
	Cabot Oil & Gas Corp.	24,772	731,517
	Cheniere Energy, Inc. (a)	34,201	2,647,158
	Chesapeake Energy Corp.	127,501	1,805,414
	Continental Resources, Inc. (a)	20,969	915,716
	CVR Energy, Inc.	133,532	5,683,122
	Kosmos Energy, Ltd. (a)	61,874	489,423
	Murphy Oil Corp.	122,078	5,688,835
	Newfield Exploration Co. (a)	6,554	229,980
	Noble Energy, Inc.	73	3,570
	ONEOK, Inc.	29,793	1,437,214
	PBF Energy, Inc. Class A	39,954	1,355,240
	SM Energy Co.	33,021	1,706,525
	Tesoro Corp.	70,921	6,474,378
	WPX Energy, Inc. (a)	41,198	450,294
			29,618,386
	Paper & Forest Products 0.9%
	Domtar Corp.	96,063	4,440,032
	International Paper Co.	77,489	4,299,864
			8,739,896
	Personal Products 0.2%
	Herbalife, Ltd. (a)	37,514	1,604,099

	Pharmaceuticals 1.0%
	Mallinckrodt PLC (a)	52,177	6,608,217
	Mylan N.V. (a)	49,800	2,955,630
			9,563,847
	Professional Services 0.5%
	IHS, Inc. Class A (a)	28,610	3,254,673
	Robert Half International, Inc.	18,892	1,143,344
			4,398,017
	Real Estate Investment Trusts 6.2%
	Annaly Capital Management, Inc.	240,285	2,498,964
	AvalonBay Communities, Inc.	3,128	545,054
	Boston Properties, Inc.	466	65,464
	Brixmor Property Group, Inc.	21,383	567,719
	CBL & Associates Properties, Inc.	243,144	4,814,251
	Columbia Property Trust, Inc.	30,796	832,108
¤	Crown Castle International Corp.	101,628	8,388,375
	Digital Realty Trust, Inc.	86,413	5,699,801
	Equity Commonwealth (a)	462	12,266
	Equity Lifestyle Properties, Inc.	92,150	5,063,642
	Extra Space Storage, Inc.	23,818	1,609,382
	Gaming and Leisure Properties, Inc.	59,141	2,180,529
	HCP, Inc.	688	29,728
	Health Care REIT, Inc.	22,237	1,720,254
	Home Properties, Inc.	5,353	370,909
	Hospitality Properties Trust	130,092	4,291,735
	Host Hotels & Resorts, Inc.	222,853	4,497,174
	Iron Mountain, Inc.	90,943	3,317,601
	Lamar Advertising Co. Class A	91,780	5,439,801
	National Retail Properties, Inc.	431	17,658
	Omega Healthcare Investors, Inc.	5,185	210,355
	Plum Creek Timber Co., Inc.	1,118	48,577
	ProLogis, Inc.	1,627	70,872
	Taubman Centers, Inc.	11,584	893,474
	Ventas, Inc.	1,726	126,033
	Vornado Realty Trust	3,593	402,416
	Weyerhaeuser Co.	185,045	6,134,242
	WP GLIMCHER, Inc.	41,679	693,122
			60,541,506
	Real Estate Management & Development 0.8%
	CBRE Group, Inc. Class A (a)	40,598	1,571,549
	Jones Lang LaSalle, Inc.	37,392	6,371,597
	Realogy Holdings Corp. (a)	5,215	237,178
			8,180,324
	Road & Rail 0.6%
	Avis Budget Group, Inc. (a)	101,531	5,991,852

	Semiconductors & Semiconductor Equipment 3.7%
	Avago Technologies, Ltd.	13,416	1,703,564
	First Solar, Inc. (a)	47,309	2,828,605
	Lam Research Corp.	52,983	3,721,261
	Microchip Technology, Inc.	52,042	2,544,854
	NVIDIA Corp.	313,254	6,554,840
	ON Semiconductor Corp. (a)	497,716	6,027,341
¤	Skyworks Solutions, Inc.	86,192	8,471,811
	Teradyne, Inc.	204,885	3,862,082
			35,714,358
	Software 3.4%
	Activision Blizzard, Inc.	141,538	3,216,451
	Cadence Design Systems, Inc. (a)	45,202	833,525
	Citrix Systems, Inc. (a)	106,905	6,828,022
¤	Electronic Arts, Inc. (a)	138,652	8,154,817
	Intuit, Inc.	22,263	2,158,621
	Nuance Communications, Inc. (a)	412,489	5,919,217
	PTC, Inc. (a)	51,541	1,864,238
	Synopsys, Inc. (a)	83,388	3,862,532
			32,837,423
	Specialty Retail 6.3%
	Abercrombie & Fitch Co. Class A	10,427	229,811
	Ascena Retail Group, Inc. (a)	98,460	1,428,655
	Bed Bath & Beyond, Inc. (a)	74,676	5,733,250
	Best Buy Co., Inc.	173,712	6,564,576
	Chico's FAS, Inc.	167,193	2,957,644
	CST Brands, Inc.	129,326	5,668,359
	Dick's Sporting Goods, Inc.	60,293	3,436,098
	Foot Locker, Inc.	50,018	3,151,134
	GameStop Corp. Class A	8,432	320,079
	Gap, Inc. (The)	162,135	7,025,309
	Michaels Cos., Inc. (The) (a)	192,015	5,195,926
	Murphy USA, Inc. (a)	80,609	5,833,673
	O'Reilly Automotive, Inc. (a)	12,070	2,610,017
	Ross Stores, Inc.	26,952	2,839,663
	Signet Jewelers, Ltd.	11,542	1,601,914
	Staples, Inc.	406,664	6,622,523
			61,218,631
	Technology Hardware, Storage & Peripherals 0.6%
	Lexmark International, Inc. Class A	62,427	2,643,159
	Western Digital Corp.	33,040	3,006,971
			5,650,130
	Textiles, Apparel & Luxury Goods 0.6%
	Coach, Inc.	9,546	395,491
	Deckers Outdoor Corp. (a)	74,349	5,417,811
			5,813,302
	Trading Companies & Distributors 0.1%
	United Rentals, Inc. (a)	5,718	521,253
	Veritiv Corp. (a)	7,539	332,696
			853,949
	Wireless Telecommunication Services 0.1%
	Telephone & Data Systems, Inc.	25,815	642,793

	Total Common Stocks (Cost $817,458,178)		961,554,578

	Exchange-Traded Funds 0.8% (b)
	S&P 500 Index - SPDR Trust Series 1	12,036	2,484,591
	S&P Midcap 400 Index - Midcap SPDR Trust Series 1	19,169	5,314,414
	Total Exchange-Traded Funds (Cost $7,707,859)		7,799,005

	Number of Rights
Rights 0.0%‡
Food & Staples Retailing 0.0%‡
Safeway Casa Ley CVR
Expires 1/30/19 (c)(d)	24,754	25,123
Safeway PDC, LLC CVR
Expires 1/30/17 (c)(d)	24,754	1,208

Total Rights (Cost $26,331)		26,331

	Principal Amount
Short-Term Investment 0.0%‡
Repurchase Agreement 0.0%‡
State Street Bank and Trust Co. 0.00%, dated 3/31/15 due 4/1/15 Proceeds at Maturity $296,051 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $305,000 and a Market Value of $302,795)	$296,051	296,051
Total Short-Term Investment (Cost $296,051)		296,051
Total Investments (Cost $825,488,419) (e)	100.0%	969,675,965
Other Assets, Less Liabilities	0.0 ‡	319,526
Net Assets	100.0%	$969,995,491

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2015, the total market value of these securities was $26,331, which represented less than one-tenth of a percent of the Portfolio's net assets.
(d)	Illiquid security - As of March 31, 2015, the total market value of these securities was $26,331, which represented less than one-tenth of a percent of the Portfolio's net assets.
(e)	As of March 31, 2015, cost was $830,041,913 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$153,634,273
Gross unrealized depreciation	(14,000,221)
Net unrealized appreciation	$139,634,052

The following abbreviations are used in the preceding pages:
CVR	—Contingent Value Right
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Common Stocks	$961,554,578	$—	$—	$961,554,578
Exchange-Traded Funds	7,799,005	—	—	7,799,005
Rights (b)	—	—	26,331	26,331
Short-Term Investment
Repurchase Agreement	—	296,051	—	296,051
Total Investments in Securities	$969,353,583	$296,051	$26,331	$969,675,965

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $26,331 are held in Food & Staples Retailing within the Rights section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases (a)	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2015
Rights
Food & Staples Retailing	$-	$-	$-	$-	$26,331	$-	$-	$-	$26,331	$-
Total	$-	$-	$-	$-	$26,331	$-	$-	$-	$26,331	$-

(a)	Purchases include securities received from a corporate action.

MainStay VP Moderate Allocation Portfolio

Portfolio of Investments March 31, 2015 (Unaudited)

	Shares	Value
Affiliated Investment Companies 94.5% †
Equity Funds 58.8%
MainStay Cushing MLP Premier Fund Class I	375,787	$7,891,523
MainStay Cushing Renaissance Advantage Fund Class I (a)	911,526	20,700,763
MainStay Emerging Markets Opportunities Fund Class I (a)	1,964,233	19,347,698
MainStay Epoch Global Choice Fund Class I (a)	1,801,891	36,037,830
MainStay Epoch U.S. All Cap Fund Class I (a)	2,039,916	60,095,914
MainStay ICAP Equity Fund Class I	822,661	42,449,313
MainStay ICAP International Fund Class I	1,886,713	65,204,813
MainStay International Opportunities Fund Class I (a)	6,166,193	54,015,848
MainStay MAP Fund Class I	1,404,266	63,402,614
MainStay U.S. Equity Opportunities Fund Class I (a)	7,133,967	61,423,457
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	800,060	11,172,731
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	3,483,179	28,964,957
MainStay VP International Equity Portfolio Initial Class (a)	1,511,824	21,083,710
MainStay VP Large Cap Growth Portfolio Initial Class (a)	2,976,378	68,951,746
MainStay VP Marketfield Portfolio Initial Class (a)	2,238,367	21,957,356
MainStay VP Mid Cap Core Portfolio Initial Class (a)	1,810,823	29,767,998
MainStay VP S&P 500 Index Portfolio Initial Class	369,031	15,632,530
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	5,030,589	69,134,877
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	1,234,449	17,197,305
Total Equity Funds (Cost $676,681,232)		714,432,983
Fixed Income Funds 35.7%
MainStay Short Duration High Yield Fund Class I (a)	3,709,893	36,913,440
MainStay Total Return Bond Fund Class I (a)	4,515,269	48,764,908
MainStay VP Bond Portfolio Initial Class (a)	15,289,006	225,680,192
MainStay VP Floating Rate Portfolio Initial Class (a)	4,062,176	37,188,549
MainStay VP High Yield Corporate Bond Portfolio Initial Class	2,449,752	24,720,706
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	1,366,286	12,127,771
MainStay VP Unconstrained Bond Portfolio Initial Class (a)	4,793,115	48,705,001
Total Fixed Income Funds (Cost $433,602,434)		434,100,567
Total Affiliated Investment Companies (Cost $1,110,283,666)		1,148,533,550

	Principal Amount
Short-Term Investment 5.5%
Repurchase Agreement 5.5%
State Street Bank and Trust Co. 0.00%, dated 3/31/15 due 4/1/15 Proceeds at Maturity $67,434,034 (Collateralized by a Federal National Mortgage Association security with a rate of 2.11% and a maturity date of 11/7/22, with a Principal Amount of $69,410,000 and a Market Value of $68,786,698)	$67,434,034	67,434,034
Total Short-Term Investment (Cost $67,434,034)		67,434,034
Total Investments (Cost $1,177,717,700) (b)	100.0%	1,215,967,584
Other Assets, Less Liabilities	(0.0)‡	(377,038)
Net Assets	100.0%	$1,215,590,546

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	As of March 31, 2015, cost was $1,178,680,849 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$44,627,075
Gross unrealized depreciation	(7,340,340)
Net unrealized appreciation	$37,286,735

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$714,432,983	$—	$—	$714,432,983
Fixed Income Funds	434,100,567	—	—	434,100,567
Short-Term Investment
Repurchase Agreement	—	67,434,034	—	67,434,034
Total Investments in Securities	$1,148,533,550	$67,434,034	$—	$1,215,967,584

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Growth Allocation Portfolio

Portfolio of Investments March 31, 2015 (Unaudited)

	Shares	Value
Affiliated Investment Companies 94.4% †
Equity Funds 78.8%
MainStay Cushing MLP Premier Fund Class I	613,399	$12,881,382
MainStay Cushing Renaissance Advantage Fund Class I (a)	1,873,796	42,553,909
MainStay Emerging Markets Opportunities Fund Class I (a)	4,123,499	40,616,465
MainStay Epoch Global Choice Fund Class I (a)	2,942,845	58,856,907
MainStay Epoch U.S. All Cap Fund Class I (a)	4,306,184	126,860,183
MainStay ICAP Equity Fund Class I (a)	1,576,696	81,357,516
MainStay ICAP International Fund Class I (a)	4,136,938	142,972,591
MainStay International Opportunities Fund Class I (a)	13,536,898	118,583,229
MainStay MAP Fund Class I (a)	2,862,575	129,245,261
MainStay U.S. Equity Opportunities Fund Class I (a)	14,986,518	129,033,923
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	5,025,460	70,179,879
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	7,266,734	60,427,747
MainStay VP International Equity Portfolio Initial Class (a)	3,322,200	46,330,985
MainStay VP Large Cap Growth Portfolio Initial Class (a)	5,862,514	135,812,940
MainStay VP Marketfield Portfolio Initial Class (a)(b)	3,651,931	35,823,770
MainStay VP Mid Cap Core Portfolio Initial Class (a)	5,232,026	86,008,943
MainStay VP S&P 500 Index Portfolio Initial Class	725,388	30,728,210
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	10,437,606	143,442,971
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	5,273,368	73,464,121
Total Equity Funds (Cost $1,447,543,814)		1,565,180,932

Fixed Income Funds 15.6%
MainStay Short Duration High Yield Fund Class I (a)	6,105,312	60,747,857
MainStay Total Return Bond Fund Class I (a)	4,734,539	51,133,021
MainStay VP Floating Rate Portfolio Initial Class (a)	6,316,243	57,824,160
MainStay VP High Yield Corporate Bond Portfolio Initial Class (a)	4,036,165	40,729,366
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	2,269,378	20,144,024
MainStay VP Unconstrained Bond Portfolio Initial Class (a)	7,804,450	79,304,531

Total Fixed Income Funds (Cost $313,017,326)		309,882,959

Total Affiliated Investment Companies (Cost $1,760,561,140)		1,875,063,891

	Principal Amount
Short-Term Investment 5.6%
Repurchase Agreement 5.6%
State Street Bank and Trust Co. 0.00%, dated 3/31/15 due 4/1/15 Proceeds at Maturity $112,467,606 (Collateralized by a Federal National Mortgage Association security with a rate of 2.12% and a maturity date of 11/7/22, with a Principal Amount of $115,690,000 and a Market Value of $114,719,361)	$112,467,606	112,467,606

Total Short-Term Investment (Cost $112,467,606)		112,467,606

Total Investments (Cost $1,873,028,746) (c)	100.0%	1,987,531,497

Other Assets, Less Liabilities	(0.0)‡	(814,532)
Net Assets	100.0%	$1,986,716,965

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of March 31, 2015, cost was $1,879,807,871 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$126,927,213
Gross unrealized depreciation	(19,203,587)
Net unrealized appreciation	$107,723,626

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$1,565,180,932	$—	$—	$1,565,180,932
Fixed Income Funds	309,882,959	—	—	309,882,959
Short-Term Investment
Repurchase Agreement	—	112,467,606	—	112,467,606
Total Investments in Securities	$1,875,063,891	$112,467,606	$—	$1,987,531,497

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP PIMCO Real Return Portfolio

Portfolio of Investments March 31, 2015 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 134.1%†
	Asset-Backed Securities 0.8%
	Other ABS 0.8%
	First Franklin Mortgage Loan Asset Backed Certificates
	Series 2005-FF8, Class A2D 0.551%, due 9/25/35 (a)		$119,619	$119,480
	Series 2005-FF11, Class A2D 0.551%, due 11/25/35 (a)		1,256,252	1,247,585
	Onemain Financial Issuance Trust Series 2014-2A, Class A 2.47%, due 9/18/24 (b)		1,600,000	1,595,888
				2,962,953
	Total Asset-Backed Securities (Cost $2,813,230)			2,962,953
	Corporate Bonds 11.6%
	Banks 8.1%
	Banca Monte dei Paschi di Siena S.p.A Series Reg S 4.875%, due 9/15/16	EUR	100,000	114,483
	Banco Bilbao Vizcaya 1.007%, due 10/23/15		$3,500,000	3,497,270
¤	Bank of America N.A. 0.676%, due 5/8/17 (a)		3,600,000	3,593,866
	Bankia S.A.
	0.255%, due 1/25/16 (a)	EUR	100,000	107,122
	3.50%, due 12/14/15		2,200,000	2,418,399
	Series Reg S 3.50%, due 1/17/19		400,000	468,478
	BNP Paribas S.A. 0.566%, due 11/7/15 (a)		$2,500,000	2,501,375
	BPCE S.A. 0.826%, due 11/18/16 (a)		1,400,000	1,402,607
	BPE Financiaciones S.A.
	2.50%, due 2/1/17	EUR	300,000	330,298
	2.875%, due 5/19/16		800,000	877,148
¤	China Construction Bank Corp. 1.70%, due 4/16/15		$3,600,000	3,602,095
	Citigroup, Inc. 0.775%, due 5/1/17 (a)		3,600,000	3,590,305
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
	0.586%, due 4/28/17 (a)		3,500,000	3,499,906
	4.00%, due 9/10/15	GBP	50,000	75,188
	Credit Agricole S.A.
	Series Reg S 7.50%, due 4/29/49 (a)		400,000	608,194
	Series Reg S 7.875%, due 1/29/49 (a)		$1,400,000	1,481,277
	Depfa ACS Bank 3.875%, due 11/14/16	EUR	100,000	113,937
	Eksportfinans ASA 2.375%, due 5/25/16		$500,000	501,785
	Intesa Sanpaolo S.p.A
	3.125%, due 1/15/16		400,000	405,448
	6.50%, due 2/24/21 (b)		400,000	475,105
	LBG Capital No.2 PLC 15.00%, due 12/21/19	GBP	390,000	815,909
	Sberbank Of Russia Via Sb Capital S.A. Series Reg S 5.499%, due 7/7/15		$200,000	200,250
				30,680,445
	Finance - Investment Banker/Broker 0.4%
	Bear Stearns Cos. LLC (The) 7.25%, due 2/1/18		1,200,000	1,381,514
	Oil & Gas 0.8%
	BG Energy Capital PLC Series Reg S 6.50%, due 11/30/72 (a)	GBP	200,000	317,388
	California Resources Corp. 5.50%, due 9/15/21 (b)		$800,000	709,760
	Canadian Natural Resources, Ltd. 0.648%, due 3/30/16 (a)		700,000	699,007
	Chesapeake Energy Corp. 3.503%, due 4/15/19 (a)		100,000	96,250
	Gazprom Oao Via Gaz Capital S.A. 5.875%, due 6/1/15 (b)	EUR	100,000	107,918
	Novatek OAO via Novatek Finance, Ltd. 4.422%, due 12/13/22 (b)		$200,000	156,499
	Petrobras Global Finance B.V.
	1.881%, due 5/20/16 (a)		100,000	94,510
	4.875%, due 3/17/20		900,000	808,200
	6.625%, due 1/16/34	GBP	100,000	124,286
				3,113,818
	Pipelines 0.4%
	TransCapitalInvest, Ltd. for OJSC AK Transneft 8.70%, due 8/7/18 (b)		$1,500,000	1,579,575
				1,579,575
	Telecommunications 1.8%
¤	AT&T, Inc. 0.693%, due 3/30/17 (a)		3,600,000	3,593,628
	BellSouth Corp. 4.182%, due 4/26/21 (b)		3,400,000	3,407,011
				7,000,639
	Transportation 0.1%
	Hellenic Railways Organization S.A. 4.028%, due 3/17/17 (c)	EUR	400,000	296,769
	Russian Railways via RZD Capital PLC Series Reg S 5.739%, due 4/3/17		$100,000	100,000
				396,769
	Total Corporate Bonds (Cost $45,827,157)			44,152,760

	Foreign Government Bonds 14.6%
	Brazil 0.3%
	Brazil Notas do Tesouro Nacional Series F 10.00%, due 1/1/21	BRL	4,200,000	1,196,184

	Canada 0.1%
	Province of Ontario Canada 3.45%, due 6/2/45	CAD	600,000	534,284

	France 1.5%
¤	France Government Bond OAT
	0.10%, due 7/25/21	EUR	1,597,760	1,843,165
	0.25%, due 7/25/18		1,532,580	1,732,575
	0.25%, due 7/25/24		1,497,015	1,786,874
	Series Reg S 0.70%, due 7/25/30 (b)		98,518	130,929
	1.00%, due 7/25/17		336,141	381,055
				5,874,598
	Germany 1.6%
¤	Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond 0.75%, due 4/15/18		5,220,550	5,913,827

	Greece 0.2%
	Hellenic Republic Government Bond
	Series Reg S 4.75%, due 4/17/19 (b)		700,000	497,503
	5.25%, due 2/1/16	JPY	51,900,000	296,324
				793,827
	Italy 4.2%
¤	Italy Buoni Poliennali Del Tesoro
	Series Reg S 1.70%, due 9/15/18	EUR	1,092,531	1,271,332
	Series Reg S 2.10%, due 9/15/17		1,598,548	1,843,060
	Series Reg S 2.25%, due 4/22/17		2,974,320	3,338,857
	Series Reg S 2.35%, due 9/15/19		435,024	527,539
	Series Reg S 2.35%, due 9/15/24 (b)		5,232,796	6,873,975
	Series Reg S 2.55%, due 10/22/16		495,720	554,509
	Series Reg S 2.55%, due 9/15/41		640,452	1,019,676
	Series Reg S 3.10%, due 9/15/26		104,189	150,261
	Series Reg S 5.00%, due 9/1/40		100,000	170,427
	5.50%, due 11/1/22		100,000	142,573
				15,892,209
	Mexico 1.3%
	Mexican Bonos de Proteccion al Ahorro 3.05%, due 1/4/18 (a)	MXN	32,600,000	2,152,858
	Mexican Udibonos
	4.00%, due 11/15/40		6,683,688	480,504
	4.50%, due 12/4/25		12,779,852	956,729
	4.50%, due 11/22/35		18,807,144	1,451,041
				5,041,132
	New Zealand 0.8%
	New Zealand Government Bond
	2.00%, due 9/20/25	NZD	2,100,000	1,658,835
	Series Reg S 2.50%, due 9/20/35		800,000	662,708
	3.00%, due 9/20/30 (c)		700,000	620,412
				2,941,955
	Slovenia 0.9%
	Slovenia Government International Bond
	4.70%, due 11/1/16 (b)	EUR	700,000	806,140
	Series Reg S 5.25%, due 2/18/24		$2,100,000	2,410,275
				3,216,415
	Spain 1.6%
	Autonomous Community of Catalonia 4.95%, due 2/11/20	EUR	500,000	614,682
	Spain Government Bond
	Series Reg S 3.80%, due 4/30/24 (b)		1,700,000	2,244,265
	Series Reg S 5.40%, due 1/31/23 (b)		700,000	1,001,133
	Spain Government Inflation Linked Bond
	Series Reg S 0.55%, due 11/30/19 (b)		688,639	776,971
	Series Reg S 1.00%, due 11/30/30 (b)(c)		1,275,404	1,517,284
				6,154,335
	United Kingdom 2.1%
¤	United Kingdom Gilt Inflation Linked 0.125%, due 3/22/24	GBP	4,953,001	8,148,870

	Total Foreign Government Bonds (Cost $61,632,726)			55,707,636

	Mortgage-Backed Securities 2.3%
	Agency Collateral (Collateralized Mortgage Obligation) 0.3%
	Federal Home Loan Mortgage Corporation Strips Series 278, Class F1 0.625%, due 9/15/42 (a)		$1,196,117	1,201,741

	Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.1%
	Hercules Eclipse PLC Series 2006-4 0.805%, due 10/25/18 (a)	GBP	373,977	548,100

	Whole Loan Collateral (Collateralized Mortgage Obligations) 1.9%
¤	BCAP LLC Trust Series 2011-RR5, Class 5A1 5.25%, due 8/26/37 (b)		$4,810,717	4,995,295
	Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10, Class 21A1 2.807%, due 1/25/35 (d)		2,102,203	2,105,291
				7,100,586
	Total Mortgage-Backed Securities (Cost $8,500,592)			8,850,427

	U.S. Government & Federal Agencies 104.8%
	Federal National Mortgage Association (Mortgage Pass-Through Securities)
	1.328%, due 6/1/43 (a)		704,463	720,912
	2.486%, due 11/1/34		1,114,854	1,194,010
	4.36%, due 12/1/36 (a)		1,152,640	1,228,985
				3,143,907
	United States Treasury Bonds
	2.50%, due 2/15/45		1,200,000	1,188,937

¤	United States Treasury Inflation - Indexed Bonds
	0.625%, due 2/15/43 (e)		4,727,516	4,631,859
	0.75%, due 2/15/42 (e)		3,599,851	3,640,350
	0.75%, due 2/15/45 (e)		7,444,650	7,570,278
	1.375%, due 2/15/44 (e)		23,522,274	27,647,870
	1.75%, due 1/15/28 (e)		22,314,600	26,116,807
	2.00%, due 1/15/26 (e)		24,495,536	29,029,121
	2.125%, due 2/15/40 (e)		1,038,778	1,386,849
	2.125%, due 2/15/41 (e)		961,173	1,295,556
	2.375%, due 1/15/25 (e)		15,260,357	18,496,025
	2.375%, due 1/15/27 (e)		2,898,269	3,575,739
	2.50%, due 1/15/29 (e)		4,139,416	5,287,458
	3.625%, due 4/15/28 (e)		289,036	407,676
	3.875%, due 4/15/29 (e)		341,244	501,176
				129,586,764
¤	United States Treasury Inflation - Indexed Notes
	0.125%, due 4/15/16 (e)		29,576,692	29,874,766
	0.125%, due 4/15/17 (e)		10,496,922	10,683,893
	0.125%, due 4/15/18 (e)		8,898,296	9,077,650
	0.125%, due 4/15/19 (e)		32,519,550	33,121,682
	0.125%, due 1/15/22 (e)		13,012,398	13,119,139
	0.125%, due 7/15/22 (e)		40,250,628	40,665,692
	0.125%, due 1/15/23 (e)		38,176,905	38,340,951
	0.25%, due 1/15/25 (e)		1,578,976	1,589,831
	0.375%, due 7/15/23 (e)(f)		11,148,840	11,431,920
	0.50%, due 4/15/15 (e)		1,510,026	1,512,504
	0.625%, due 7/15/21 (e)		5,707,240	5,981,456
	1.125%, due 1/15/21 (e)		46,046,120	49,427,655
	1.375%, due 1/15/20 (e)(f)		5,083,161	5,497,358
	1.875%, due 7/15/15 (e)		1,202,390	1,220,990
	1.875%, due 7/15/19 (e)		9,858,150	10,868,610
	2.00%, due 1/15/16 (e)(f)		1,059,912	1,086,990
	2.625%, due 7/15/17 (e)		1,241,284	1,347,666
				264,848,753
	Total U.S. Government & Federal Agencies (Cost $404,146,187)			398,768,361
	Total Long-Term Bonds (Cost $522,919,892)			510,442,137

	Notional Amount
Purchased Options 0.0%‡
Purchased Call Options 0.0%‡
Call-U.S. Treasury Note (5 Year) Strike Price $126.25, Expires 5/22/15, American Style	83,000	649
Call-U.S. Treasury Note (10 Year) Strike Price $142.00, Expires 5/22/15, American Style	53,000	828
Total Purchased Options (Cost $1,164)		1,477

	Principal Amount
Short-Term Investments 46.8%
Foreign Government 0.4%
Hellenic Republic Treasury Bill (zero coupon), due 4/14/15 (g)	EUR	1,300,000	1,385,859
Total Foreign Government (Cost $1,653,972)			1,385,859
Other Commercial Paper 0.3%
Itau Unibanco Holding S.A. 1.15%, due 6/4/15 (g)		$1,200,000	1,199,880
Total Other Commercial Paper (Cost $1,200,000)			1,199,880
Repurchase Agreements 45.3%
Credit Agricole Corp. 0.25%, dated 3/31/15 due 4/1/15 Proceeds at Maturity $47,500,330 (Collateralized by a United States Treasury Note with a rate of 2.75% and a maturity date of 2/15/19, with a Principal Amount of $45,625,000 and a Market Value of $48,348,265)		47,500,000	47,500,000
RBC Capital Markets LLC 0.32%, dated 3/31/15 due 4/1/15 Proceeds at Maturity $29,800,265 (Collateralized by United States Treasury securities with rates between 0.88% and 3.13% and maturity dates between 5/15/19 and 7/31/19, with a Principal Amount of $29,727,000 and a Market Value of $30,295,933)		29,800,000	29,800,000
Societe Generale 0.18%, dated 3/31/15 due 4/1/15 Proceeds at Maturity $47,500,238 (Collateralized by a United States Treasury Inflation Protected Note with a rate of 0.13% and a maturity date of 4/15/18, with a Principal Amount of $47,535,102 and a Market Value of $48,508,098)		47,500,000	47,500,000
Standard Chartered Bank 0.28%, dated 3/31/15 due 4/1/15 Proceeds at Maturity $47,500,369 (Collateralized by United States Treasury securities with rates between 2.38% and 3.00% and maturity dates between 8/31/16 and 8/15/24, with a Principal Amount of $46,619,600 and a Market Value of $48,458,789)		47,500,000	47,500,000
Total Repurchase Agreements (Cost $172,300,000)			172,300,000

U.S. Government & Federal Agencies 0.6%
Federal Agencies 0.2%
Federal Home Loan Bank Discount Notes
0.065%, due 6/3/15 (g)		100,000	99,989
0.068%, due 5/15/15 (g)		100,000	99,992
0.07%, due 5/14/15 (g)		500,000	499,958

			699,939
United States Treasury Bills 0.4%
0.011%, due 6/11/15 (g)		1,681,000	1,680,949
0.016%, due 6/4/15 (g)		406,000	405,988
			2,086,937
Total U.S. Government & Federal Agencies (Cost $2,786,891)			2,786,876
Total Short-Term Investments (Cost $177,940,863)			177,672,615
Total Investments, Before Investments Sold Short (k) (Cost $700,861,919)		180.9%	688,116,229

Long Term Bonds Sold Short (2.2%)
U.S. Government & Federal Agency Sold Short (2.2%)
Federal National Mortgage Association (Mortgage Pass-Through Security) 3.50%, due 4/1/45 TBA (h)		(8,000,000)	(8,402,500)
Total Investments Sold Short (Proceeds $8,357,500)		(2.2)%	(8,402,500)
Total Investments (Cost $692,504,419)		178.7	679,713,729
Other Assets, Less Liabilities		(78.7)	(299,251,525)
Net Assets		100.0%	$380,462,204

	Contracts Long	Unrealized Appreciation (Depreciation) (i)
Futures Contracts (0.1%)
U.S. Ultra Bond June 2015 (j)	32	$52,169
Total Futures Contracts Long (Notional Amount $5,436,000)		52,169

	Contracts Short
90 - Day Eurodollar
June 2015 (j)	(135)	(9,513)
September 2015 (j)	(88)	(10,301)
December 2015 (j)	(251)	(10,149)
March 2016 (j)	(315)	(72,155)
June 2016 (h)	(44)	(12,759)
September 2016 (j)	(40)	(12,504)
December 2016 (j)	(40)	(12,004)
United States Treasury Notes June 2015 (5 Year) (j)	(83)	(123,283)
June 2015 (10 Year) (j)	(78)	(71,308)
Euro-Bund (German Federal Government) June 2015 (j)	(56)	(81,534)
Total Futures Contracts Short (Notional Amount $256,175,985)		(415,510)
Total Futures Contracts (Notional Amount $250,739,985)		$(363,341)

¤	Among the Portfolio's 10 largest issuers held, as of March 31, 2015, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of March 31, 2015.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Illiquid security - As of March 31, 2015, the total market value of these securities was $2,434,465, which represented 0.6% of the Portfolio's net assets.
(d)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2015.
(e)	Delayed delivery security.
(f)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio’s custodian as collateral for swap and future contracts.
(g)	Interest rate shown represents yield to maturity.
(h)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2015, the total market value of these securities was $(8,402,500), which represented (2.2)% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(i)	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2015.
(j)	As of March 31, 2015, cash in the amount of $515,374 is on deposit with broker for futures transactions.
(k)	As of March 31, 2015, cost was $ 700,907,145 for federal income tax purposes and net unrealized depreciation was as follows:
Gross unrealized appreciation	$5,048,852
Gross unrealized depreciation	(17,839,768)
Net unrealized depreciation	$(12,790,916)

As of March 31, 2015, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)

Brazilian Real vs. U.S. Dollar	4/2/15	Credit Suisse International	BRL	12,490,553	$3,933,363	$(19,730)
Brazilian Real vs. U.S. Dollar	5/5/15	Credit Suisse International		19,578,249	6,007,272	76,686
Brazilian Real vs. U.S. Dollar	4/2/15	JPMorgan Chase Bank		10,527,690	3,510,000	(211,387)
Brazilian Real vs. U.S. Dollar	5/5/15	JPMorgan Chase Bank		10,527,690	3,247,283	24,206
Euro vs. U.S. Dollar	5/19/15	Credit Suisse International	EUR	642,000	726,019	(35,281)
Euro vs. U.S. Dollar	5/19/15	JPMorgan Chase Bank		2,239,000	2,534,005	(125,025)
Indian Rupee vs. U.S. Dollar	4/13/15	JPMorgan Chase Bank	INR	325,945,820	5,116,889	81,920
Indian Rupee vs. U.S. Dollar	6/26/15	JPMorgan Chase Bank		117,127,744	1,847,732	(8,069)
Japanese Yen vs. U.S. Dollar	4/2/15	Credit Suisse International	JPY	599,100,000	5,009,511	(14,306)
Mexican Peso vs. U.S. Dollar	5/5/15	Credit Suisse International	MXN	17,576,000	1,164,166	(14,180)
Mexican Peso vs. U.S. Dollar	5/5/15	JPMorgan Chase Bank		19,605,000	1,260,479	22,264
Polish Zloty vs. Euro	7/30/15	JPMorgan Chase Bank	PLN	4,172,000	1,110,963	(14,299)
Pound Sterling vs. U.S. Dollar	4/2/15	Credit Suisse International	GBP	7,936,000	11,807,411	(35,148)

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Brazilian Real vs. U.S. Dollar	4/2/15	Credit Suisse International	BRL	12,490,554	$3,862,261	$(51,370)
Brazilian Real vs. U.S. Dollar	7/2/15	Credit Suisse International		22,785,478	8,347,858	1,400,643
Brazilian Real vs. U.S. Dollar	4/2/15	JPMorgan Chase Bank		10,527,690	3,274,554	(24,060)
Brazilian Real vs. U.S. Dollar	7/2/15	JPMorgan Chase Bank		7,663,453	2,819,519	482,958
Brazilian Real vs. U.S. Dollar	4/4/16	JPMorgan Chase Bank		11,628,590	3,510,000	226,525
Canadian Dollar vs. U.S. Dollar	4/2/15	JPMorgan Chase Bank	CAD	828,000	662,139	8,400
Euro vs. U.S. Dollar	5/19/15	Credit Suisse International	EUR	2,982,000	3,263,532	55,146
Euro vs. U.S. Dollar	5/19/15	JPMorgan Chase Bank		46,642,000	53,006,180	2,823,235
Hungarian Forint vs. U.S. Dollar	4/30/15	JPMorgan Chase Bank	HUF	468,622,315	1,684,722	8,726
Japanese Yen vs. U.S. Dollar	5/8/15	Credit Suisse International	JPY	599,100,000	5,011,636	13,970
Japanese Yen vs. U.S. Dollar	4/2/15	JPMorgan Chase Bank		599,100,000	5,006,032	10,826
Mexican Peso vs. U.S. Dollar	4/22/15	Credit Suisse International	MXN	38,128,809	2,597,773	100,813
Mexican Peso vs. U.S. Dollar	5/5/15	Credit Suisse International		77,142,152	5,150,317	102,954
Mexican Peso vs. U.S. Dollar	5/5/15	JPMorgan Chase Bank		2,978,000	195,206	357
New Zealand Dollar vs. U.S. Dollar	4/2/15	JPMorgan Chase Bank	NZD	3,529,000	2,652,058	13,778
Pound Sterling vs. U.S. Dollar	4/2/15	Credit Suisse International	GBP	7,936,000	12,210,194	437,932
Pound Sterling vs. U.S. Dollar	5/6/15	Credit Suisse International		8,209,000	12,212,863	38,347
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$5,376,831

Written Inflation-Capped Option
Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium Received	Market Value
Floor-OTC USA Non-Revised Consumer Price Index-Urban (CPI-U)	JPMorgan Chase Bank	234.781	Maximum of [0, Final Index/Initial Index(1 + 4.000%)10]	5/16/24	$(300,000)	$(2,085)	$(581)

Swap Contracts

As of March 31, 2015, the Portfolio held the following OTC inflation swap agreements:

Notional Amount	Currency	Expiration Date	Counterparty	Payments made by Portfolio	Payments Received by Portfolio	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation / (Depreciation)
$200,000	USD	10/31/2016	Credit Suisse International	Fixed 1.94%	12-Month USD-CPI	$—	$(6,288)	$(6,288)
$8,000,000	USD	11/16/2017	Credit Suisse International	Fixed 2.32%	12-Month USD-CPI	—	(478,581)	(478,581)
£800,000	GBP	9/23/2044	Credit Suisse International	UK RPI	Fixed 3.53%	(2,251)	122,733	124,984
£1,500,000	GBP	10/15/2044	Credit Suisse International	UK RPI	Fixed 3.50%	(21,981)	201,226	223,207
£100,000	GBP	11/15/2044	Credit Suisse International	UK RPI	Fixed 3.55%	389	16,407	16,018
£2,000,000	GBP	12/11/2024	Credit Suisse International	UK RPI	Fixed 3.10%	16,995	96,659	79,664
£200,000	GBP	11/15/2044	Credit Suisse International	UK RPI	Fixed 3.45%	(710)	18,184	18,894
£600,000	GBP	11/15/2044	Credit Suisse International	UK RPI	Fixed 3.530%	4,947	88,113	83,166
£500,000	GBP	1/12/2045	Credit Suisse International	12-Month USD-LIBOR	Fixed 3.33%	5,371	(727)	(6,098)
						$2,760	$57,726	$54,966

As of March 31, 2015, the Portfolio held the following centrally cleared interest rate swap agreements(1):

Notional Amount		Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation / (Depreciation)
C$	2,500,000	CAD	9/18/2017	Fixed 1.25%	3-Month USD-LIBOR	$(12,766)	$(13,448)	$(682)
	£47,700,000	GBP	6/17/2017	Fixed 1.25%	6-Month USD-LIBOR	(345,804)	(399,003)	(53,199)
M$	104,800,000	MXN	11/9/2021	MXN TIIE	Fixed 5.67%	—	6,975	6,975
	£2,300,000	GBP	3/18/2025	Fixed 2.75%	6-Month USD-LIBOR	(260,410)	(341,893)	(81,483)
	€12,700,000	EUR	9/16/2025	Fixed 0.75%	6-Month EUR-LIBOR	(214,281)	(203,036)	11,245
	$700,000	USD	6/19/2043	Fixed 2.75%	3-Month USD-LIBOR	44,664	(54,270)	(98,934)
	$6,200,000	USD	12/18/2043	Fixed 3.50%	3-Month USD-LIBOR	(1,320,957)	(1,491,800)	(170,843)
	$2,300,000	USD	12/17/2044	Fixed 3.50%	3-Month USD-LIBOR	(89,577)	(564,691)	(475,114)
	£700,000	GBP	3/18/2045	Fixed 2.00%	6-Month USD-LIBOR	20,677	(4,653)	(25,330)
	$8,600,000	USD	6/17/2045	Fixed 3.25%	3-Month USD-LIBOR	(1,224,090)	(1,595,811)	(371,721)
						$(3,402,544)	$(4,661,630)	$(1,259,086)

As of March 31, 2015, the Portfolio held the following centrally cleared credit default swap contract1:

Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/Receive Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ Depreciation[5]

Markit CDX North American High Yield Series 23	6/20/2020	Buy	$6,500	1.00%	$(157,965)	$(156,848)	$1,117

1. As of March 31, 2015, cash in the amount of $2,020,000 was on deposit with brokers for centrally cleared swap agreements.

2. Buy—Portfolio pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Sell—Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3. The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

4. The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

5. Represents the difference between the value of the credit default swap contract at the time they were opened and the value at March 31, 2015.

The following abbreviations are used in the preceding pages:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
HUF	—Hungarian Forint
INR	—Indian Rupee
JPY	—Japanese Yen
MXN	—Mexican Peso
NZD	—New Zealand Dollar
MXN	—Mexican Peso
PLN	—Polish Zloty

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$2,962,953	$—	$2,962,953
Corporate Bonds	—	44,152,760	—	44,152,760
Foreign Government Bonds	—	55,707,636	—	55,707,636
Mortgage-Backed Securities	—	8,850,427	—	8,850,427
U.S. Government & Federal Agencies	—	398,768,361	—	398,768,361
Total Long-Term Bonds	—	510,442,137	—	510,442,137
Purchased Call Options	1,477	—	—	1,477
Short-Term Investments
Foreign Government Bond	—	1,385,859	—	1,385,859
Other Commercial Paper	—	1,199,880	—	1,199,880
Repurchase Agreements	—	172,300,000	—	172,300,000
U.S. Government & Federal Agencies	—	2,786,876	—	2,786,876
Total Short-Term Investments	—	177,672,615	—	177,672,615
Total Investments in Securities	1,477	688,114,752	—	688,116,229
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	5,929,686	—	5,929,686
Futures Contracts Long (b)	52,169	—	—	52,169
Inflation Swap Contracts	—	544,322	—	544,322
Interest Rate Swap Contracts	—	6,975	—	6,975
Total Other Financial Instruments	52,169		—
Total Investments in Securities and Other Financial Instruments	$53,646	$—	$—	$—

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Long-Term Bonds Sold Short
U.S. Government & Federal Agency Sold Short	$—	$(8,402,500)	$—	$(8,402,500)
Total Investments in Securities Sold Short	—	(8,402,500)	—	(8,402,500)
Other Financial Instruments
Credit Default Swap Contracts	—	(156,848)	—	(156,848)
Foreign Currency Forward Contracts (b)	—	(552,855)	—	(552,855)
Futures Contracts Short (b)	(415,510)	—	—	(415,510)
Inflation-Capped Option	(581)	—	—	(581)
Inflation Swap Contracts	—	(485,596)		(485,596)
Interest Rate Swap Contracts	—	(4,668,605)	—	(4,668,605)
Total Other Financial Instruments	(416,091)	(5,863,904)	—	(6,279,995)
Total Investments in Securities Sold Short and Other Financial Instruments	$(416,091)	$(14,266,404)	$—	$(14,682,495)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP S&P 500 Index Portfolio

Portfolio of Investments March 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 94.1% †
	Aerospace & Defense 2.6%
	Boeing Co. (The)	45,774	$6,869,762
	General Dynamics Corp.	22,002	2,986,332
	Honeywell International, Inc.	54,705	5,706,279
	L-3 Communications Holdings, Inc.	5,765	725,179
	Lockheed Martin Corp.	18,792	3,814,024
	Northrop Grumman Corp.	13,895	2,236,539
	Precision Castparts Corp.	9,906	2,080,260
	Raytheon Co.	21,474	2,346,035
	Rockwell Collins, Inc.	9,357	903,418
	Textron, Inc.	19,468	863,016
	United Technologies Corp.	57,743	6,767,480
			35,298,324
	Air Freight & Logistics 0.7%
	C.H. Robinson Worldwide, Inc.	10,251	750,578
	Expeditors International of Washington, Inc.	13,399	645,564
	FedEx Corp.	18,410	3,045,935
	United Parcel Service, Inc. Class B	48,561	4,707,503
			9,149,580
	Airlines 0.5%
	American Airlines Group, Inc.	50,066	2,642,483
	Delta Air Lines, Inc.	57,597	2,589,561
	Southwest Airlines Co.	47,236	2,092,555
			7,324,599
	Auto Components 0.4%
	BorgWarner, Inc.	15,764	953,407
	Delphi Automotive PLC	20,284	1,617,446
	Goodyear Tire & Rubber Co. (The)	19,130	518,040
	Johnson Controls, Inc.	46,185	2,329,572
			5,418,465
	Automobiles 0.7%
	Ford Motor Co.	276,788	4,467,358
	General Motors Co.	94,321	3,537,038
	Harley-Davidson, Inc.	14,974	909,521
			8,913,917
	Banks 5.4%
	Bank of America Corp.	734,968	11,311,157
	BB&T Corp.	50,136	1,954,803
	Citigroup, Inc.	211,993	10,921,879
	Comerica, Inc.	12,668	571,707
	Fifth Third Bancorp	56,932	1,073,168
	Huntington Bancshares, Inc.	56,913	628,889
¤	JPMorgan Chase & Co.	260,519	15,782,241
	KeyCorp	59,767	846,301
	M&T Bank Corp.	9,233	1,172,591
	PNC Financial Services Group, Inc.	36,384	3,392,444
	Regions Financial Corp.	94,549	893,488
	SunTrust Banks, Inc.	36,443	1,497,443
	U.S. Bancorp	124,462	5,435,255
¤	Wells Fargo & Co.	327,619	17,822,474
	Zions Bancorporation	14,093	380,511
			73,684,351
	Beverages 2.0%
	Brown-Forman Corp. Class B	11,005	994,302
	Coca-Cola Co. (The)	274,586	11,134,462
	Coca-Cola Enterprises, Inc.	15,162	670,160
	Constellation Brands, Inc. Class A (a)	11,778	1,368,721
	Dr. Pepper Snapple Group, Inc.	13,483	1,058,146
	Molson Coors Brewing Co. Class B	11,137	829,150
	Monster Beverage Corp. (a)	10,250	1,418,549
	PepsiCo., Inc.	103,582	9,904,511
			27,378,001
	Biotechnology 2.9%
	Alexion Pharmaceuticals, Inc. (a)	14,125	2,447,862
	Amgen, Inc.	53,026	8,476,206
	Biogen, Inc. (a)	16,394	6,922,203
	Celgene Corp. (a)	55,942	6,448,994
	Gilead Sciences, Inc. (a)	104,073	10,212,683
	Regeneron Pharmaceuticals, Inc. (a)	5,155	2,327,379
	Vertex Pharmaceuticals, Inc. (a)	16,916	1,995,581
			38,830,908
	Building Products 0.1%
	Allegion PLC	6,693	409,411
	Masco Corp.	24,725	660,157
			1,069,568
	Capital Markets 2.1%
	Affiliated Managers Group, Inc. (a)	3,848	826,473
	Ameriprise Financial, Inc.	12,753	1,668,603
	Bank of New York Mellon Corp. (The)	77,834	3,132,040
	BlackRock, Inc.	8,865	3,243,172
	Charles Schwab Corp. (The)	80,618	2,454,012
	E*TRADE Financial Corp. (a)	19,891	567,988
	Franklin Resources, Inc.	27,439	1,408,169
	Goldman Sachs Group, Inc. (The)	28,308	5,321,055
	Invesco, Ltd.	30,130	1,195,860
	Legg Mason, Inc.	7,099	391,865
	Morgan Stanley	107,732	3,844,955
	Northern Trust Corp.	15,336	1,068,152
	State Street Corp.	28,809	2,118,326
	T. Rowe Price Group, Inc.	18,228	1,476,103
			28,716,773
	Chemicals 2.2%
	Air Products & Chemicals, Inc.	13,475	2,038,498
	Airgas, Inc.	4,724	501,264
	CF Industries Holdings, Inc.	3,304	937,279
	Dow Chemical Co. (The)	76,041	3,648,447
	E.I. du Pont de Nemours & Co.	63,314	4,525,052
	Eastman Chemical Co.	10,460	724,460
	Ecolab, Inc.	18,783	2,148,399
	FMC Corp.	9,232	528,532
	International Flavors & Fragrances, Inc.	5,645	662,723
	LyondellBasell Industries, N.V. Class A	27,819	2,442,508
	Monsanto Co.	33,831	3,807,341
	Mosaic Co. (The)	21,729	1,000,838
	PPG Industries, Inc.	9,507	2,144,209
	Praxair, Inc.	20,179	2,436,412
	Sherwin-Williams Co. (The)	5,636	1,603,442
	Sigma-Aldrich Corp.	8,290	1,146,092
			30,295,496
	Commercial Services & Supplies 0.4%
	ADT Corp. (The)	12,159	504,842
	Cintas Corp.	6,730	549,370
	Pitney Bowes, Inc.	13,990	326,247
	Republic Services, Inc.	17,592	713,531
	Stericycle, Inc. (a)	5,936	833,592
	Tyco International PLC	29,460	1,268,548
	Waste Management, Inc.	29,762	1,613,993
			5,810,123
	Communications Equipment 1.5%
	Cisco Systems, Inc.	356,698	9,818,112
	F5 Networks, Inc. (a)	5,041	579,413
	Harris Corp.	7,298	574,791
	Juniper Networks, Inc.	25,298	571,229
	Motorola Solutions, Inc.	13,329	888,644
	QUALCOMM, Inc.	115,265	7,992,475
			20,424,664
	Construction & Engineering 0.1%
	Fluor Corp.	10,334	590,691
	Jacobs Engineering Group, Inc. (a)	9,121	411,904
	Quanta Services, Inc. (a)	14,588	416,196
			1,418,791
	Construction Materials 0.1%
	Martin Marietta Materials, Inc.	4,230	591,354
	Vulcan Materials Co.	9,204	775,897
			1,367,251
	Consumer Finance 0.7%
	American Express Co.	61,246	4,784,537
	Capital One Financial Corp.	38,543	3,037,959
	Discover Financial Services	31,251	1,760,994
	Navient Corp.	28,338	576,112
			10,159,602
	Containers & Packaging 0.2%
	Avery Dennison Corp.	6,204	328,254
	Ball Corp.	9,569	675,954
	MeadWestvaco Corp.	11,714	584,177
	Owens-Illinois, Inc. (a)	11,428	266,501
	Sealed Air Corp.	14,769	672,876
			2,527,762
	Distributors 0.1%
	Genuine Parts Co.	10,694	996,574

	Diversified Consumer Services 0.0%‡
	H&R Block, Inc.	18,928	607,021

	Diversified Financial Services 1.9%
¤	Berkshire Hathaway, Inc. Class B (a)	127,432	18,390,986
	CME Group, Inc.	22,158	2,098,584
	Intercontinental Exchange, Inc.	7,827	1,825,804
	Leucadia National Corp.	22,118	493,010
	McGraw Hill Financial, Inc.	19,111	1,976,078
	Moody's Corp.	12,424	1,289,611
	NASDAQ OMX Group, Inc. (The)	8,006	407,826
			26,481,899
	Diversified Telecommunication Services 2.1%
	AT&T, Inc.	362,506	11,835,821
	CenturyLink, Inc.	39,718	1,372,257
	Frontier Communications Corp.	69,224	488,029
	Level 3 Communications, Inc. (a)	20,233	1,089,345
	Verizon Communications, Inc.	290,363	14,120,353
	Windstream Holdings, Inc.	33,028	244,407
			29,150,212
	Electric Utilities 1.6%
	American Electric Power Co., Inc.	34,213	1,924,481
	Duke Energy Corp.	49,431	3,795,312
	Edison International	22,770	1,422,442
	Entergy Corp.	12,613	977,382
	Eversource Energy	22,141	1,118,563
	Exelon Corp.	59,784	2,009,340
	FirstEnergy Corp.	29,409	1,031,080
	NextEra Energy, Inc.	30,987	3,224,197
	Pepco Holdings, Inc.	17,587	471,859
	Pinnacle West Capital Corp.	7,618	485,648
	PPL Corp.	46,250	1,556,775
	Southern Co. (The)	63,579	2,815,278
	Xcel Energy, Inc.	35,202	1,225,382
			22,057,739
	Electrical Equipment 0.5%
	AMETEK, Inc.	16,911	888,504
	Eaton Corp. PLC	33,163	2,253,094
	Emerson Electric Co.	47,879	2,710,909
	Rockwell Automation, Inc.	9,488	1,100,513
			6,953,020
	Electronic Equipment, Instruments & Components 0.4%
	Amphenol Corp. Class A	21,863	1,288,387
	Corning, Inc.	88,836	2,014,800
	FLIR Systems, Inc.	9,882	309,109
	TE Connectivity, Ltd.	28,423	2,035,655
			5,647,951
	Energy Equipment & Services 1.2%
	Baker Hughes, Inc.	30,356	1,930,034
	Cameron International Corp. (a)	13,799	622,611
	Diamond Offshore Drilling, Inc.	4,813	128,940
	Ensco PLC Class A	16,179	340,892
	FMC Technologies, Inc. (a)	16,387	606,483
	Halliburton Co.	59,248	2,599,802
	Helmerich & Payne, Inc.	7,529	512,499
	Nabors Industries, Ltd.	16,126	220,120
	National Oilwell Varco, Inc.	28,645	1,431,964
	Noble Corp. PLC	17,551	250,628
	Schlumberger, Ltd.	89,114	7,435,672
	Transocean, Ltd.	23,479	344,437
			16,424,082
	Food & Staples Retailing 2.4%
	Costco Wholesale Corp.	30,781	4,663,168
	CVS Health Corp.	78,628	8,115,196
	Kroger Co. (The)	34,321	2,631,048
	Sysco Corp.	41,085	1,550,137
	Wal-Mart Stores, Inc.	110,378	9,078,590
	Walgreens Boots Alliance, Inc.	60,916	5,158,367
	Whole Foods Market, Inc.	25,165	1,310,593
			32,507,099
	Food Products 1.6%
	Archer-Daniels-Midland Co.	44,523	2,110,390
	Campbell Soup Co.	12,439	579,036
	ConAgra Foods, Inc.	29,690	1,084,576
	General Mills, Inc.	42,195	2,388,237
	Hershey Co. (The)	10,375	1,046,941
	Hormel Foods Corp.	9,323	530,013
	J.M. Smucker Co. (The)	6,816	788,816
	Kellogg Co.	17,616	1,161,775
	Keurig Green Mountain, Inc.	8,485	948,029
	Kraft Foods Group, Inc.	41,271	3,595,323
	McCormick & Co., Inc.	8,963	691,137
	Mead Johnson Nutrition Co.	14,119	1,419,383
	Mondelez International, Inc. Class A	115,479	4,167,637
	Tyson Foods, Inc. Class A	20,468	783,924
			21,295,217
	Gas Utilities 0.0%‡
	AGL Resources, Inc.	8,228	408,520

	Health Care Equipment & Supplies 2.1%
	Abbott Laboratories	105,283	4,877,761
	Baxter International, Inc.	37,775	2,587,587
	Becton, Dickinson and Co.	14,589	2,094,835
	Boston Scientific Corp. (a)	92,474	1,641,413
	C.R. Bard, Inc.	5,199	870,053
	DENTSPLY International, Inc.	9,883	502,946
	Edwards Lifesciences Corp. (a)	7,476	1,065,031
	Intuitive Surgical, Inc. (a)	2,557	1,291,362
	Medtronic PLC	99,578	7,766,088
	St. Jude Medical, Inc.	19,727	1,290,146
	Stryker Corp.	20,833	1,921,844
	Varian Medical Systems, Inc. (a)	6,948	653,737
	Zimmer Holdings, Inc.	11,836	1,390,967
			27,953,770
	Health Care Providers & Services 2.6%
	Aetna, Inc.	24,575	2,617,975
	AmerisourceBergen Corp.	14,520	1,650,488
	Anthem, Inc.	18,642	2,878,511
	Cardinal Health, Inc.	23,208	2,094,986
	Cigna Corp.	18,059	2,337,557
	DaVita HealthCare Partners, Inc. (a)	11,968	972,759
	Express Scripts Holding Co. (a)	50,793	4,407,309
	HCA Holdings, Inc. (a)	20,572	1,547,632
	Henry Schein, Inc. (a)	5,881	821,105
	Humana, Inc.	10,454	1,861,021
	Laboratory Corporation of America Holdings (a)	6,963	877,965
	McKesson Corp.	16,270	3,680,274
	Patterson Cos., Inc.	5,776	281,811
	Quest Diagnostics, Inc.	10,070	773,879
	Tenet Healthcare Corp. (a)	6,870	340,134
	UnitedHealth Group, Inc.	66,640	7,882,846
	Universal Health Services, Inc. Class B	6,355	748,047
			35,774,299
	Health Care Technology 0.1%
	Cerner Corp. (a)	21,143	1,548,936

	Hotels, Restaurants & Leisure 1.6%
	Carnival Corp.	31,372	1,500,836
	Chipotle Mexican Grill, Inc. (a)	2,164	1,407,769
	Darden Restaurants, Inc.	8,667	600,970
	Marriott International, Inc. Class A	14,433	1,159,259
	McDonald's Corp.	67,159	6,543,973
	Royal Caribbean Cruises, Ltd.	11,588	948,478
	Starbucks Corp.	52,297	4,952,526
	Starwood Hotels & Resorts Worldwide, Inc.	12,097	1,010,099
	Wyndham Worldwide Corp.	8,424	762,119
	Wynn Resorts, Ltd.	5,596	704,424
	Yum! Brands, Inc.	30,264	2,382,382
			21,972,835
	Household Durables 0.4%
	D.R. Horton, Inc.	23,102	657,945
	Garmin, Ltd.	8,519	404,823
	Harman International Industries, Inc.	4,795	640,756
	Leggett & Platt, Inc.	9,561	440,666
	Lennar Corp. Class A	12,475	646,330
	Mohawk Industries, Inc. (a)	4,313	801,140
	Newell Rubbermaid, Inc.	19,072	745,143
	PulteGroup, Inc.	23,155	514,736
	Whirlpool Corp.	5,436	1,098,398
			5,949,937
	Household Products 1.7%
	Clorox Co. (The)	9,177	1,013,049
	Colgate-Palmolive Co.	59,580	4,131,277
	Kimberly-Clark Corp.	25,537	2,735,268
¤	Procter & Gamble Co. (The)	188,845	15,473,960
			23,353,554
	Independent Power & Renewable Electricity Producers 0.1%
	AES Corp. (The)	45,169	580,422
	NRG Energy, Inc.	23,533	592,796
			1,173,218
	Industrial Conglomerates 2.2%
	3M Co.	44,354	7,316,192
	Danaher Corp.	42,795	3,633,296
¤	General Electric Co.	703,295	17,448,749
	Roper Industries, Inc.	6,999	1,203,828
			29,602,065
	Insurance 2.5%
	ACE, Ltd.	22,874	2,550,222
	Aflac, Inc.	30,832	1,973,556
	Allstate Corp. (The)	29,098	2,070,905
	American International Group, Inc.	95,900	5,254,361
	Aon PLC	19,704	1,893,949
	Assurant, Inc.	4,812	295,505
	Chubb Corp. (The)	16,163	1,634,079
	Cincinnati Financial Corp.	10,349	551,395
	Genworth Financial, Inc. Class A (a)	34,234	250,251
	Hartford Financial Services Group, Inc. (The)	29,373	1,228,379
	Lincoln National Corp.	17,916	1,029,453
	Loews Corp.	20,860	851,714
	Marsh & McLennan Cos., Inc.	37,648	2,111,676
	MetLife, Inc.	78,082	3,947,045
	Principal Financial Group, Inc.	18,963	974,129
	Progressive Corp. (The)	37,491	1,019,755
	Prudential Financial, Inc.	31,724	2,547,755
	Torchmark Corp.	8,887	488,074
	Travelers Cos., Inc. (The)	22,432	2,425,572
	Unum Group	17,748	598,640
	XL Group PLC	17,949	660,523
			34,356,938
	Internet & Catalog Retail 1.3%
	Amazon.com, Inc. (a)	26,608	9,900,837
	Expedia, Inc.	6,910	650,438
	Netflix, Inc. (a)	4,227	1,761,349
	Priceline Group, Inc. (The) (a)	3,629	4,224,700
	TripAdvisor, Inc. (a)	7,674	638,247
			17,175,571
	Internet Software & Services 3.2%
	Akamai Technologies, Inc. (a)	12,397	880,745
	eBay, Inc. (a)	76,943	4,438,072
	Equinix, Inc.	3,946	918,826
	Facebook, Inc. Class A (a)	146,687	12,059,872
¤	Google, Inc. Class A (a)	19,954	11,068,484
¤	Google, Inc. Class C (a)	19,996	10,957,808
	VeriSign, Inc. (a)	7,359	492,832
	Yahoo!, Inc. (a)	60,833	2,703,114
			43,519,753
	IT Services 3.2%
	Accenture PLC Class A	43,854	4,108,681
	Alliance Data Systems Corp. (a)	4,389	1,300,241
	Automatic Data Processing, Inc.	33,128	2,837,082
	Cognizant Technology Solutions Corp. Class A (a)	42,556	2,655,069
	Computer Sciences Corp.	9,819	640,984
	Fidelity National Information Services, Inc.	19,914	1,355,347
	Fiserv, Inc. (a)	16,673	1,323,836
	International Business Machines Corp.	64,232	10,309,236
	MasterCard, Inc. Class A	68,212	5,892,835
	Paychex, Inc.	22,762	1,129,337
	Teradata Corp. (a)	10,229	451,508
	Total System Services, Inc.	11,566	441,243
	Visa, Inc. Class A	135,554	8,866,587
	Western Union Co. (The)	36,902	767,930
	Xerox Corp.	72,942	937,305
			43,017,221
	Leisure Products 0.1%
	Hasbro, Inc.	7,999	505,857
	Mattel, Inc.	23,437	535,535
			1,041,392
	Life Sciences Tools & Services 0.4%
	Agilent Technologies, Inc.	23,465	974,971
	PerkinElmer, Inc.	7,785	398,125
	Thermo Fisher Scientific, Inc.	27,726	3,724,711
	Waters Corp. (a)	5,849	727,147
			5,824,954
	Machinery 1.4%
	Caterpillar, Inc.	42,310	3,386,069
	Cummins, Inc.	11,769	1,631,654
	Deere & Co.	23,723	2,080,270
	Dover Corp.	11,393	787,484
	Flowserve Corp.	9,413	531,740
	Illinois Tool Works, Inc.	24,349	2,365,262
	Ingersoll-Rand PLC	18,400	1,252,672
	Joy Global, Inc.	6,966	272,928
	PACCAR, Inc.	24,748	1,562,589
	Pall Corp.	7,440	746,902
	Parker Hannifin Corp.	10,018	1,189,938
	Pentair PLC	12,677	797,257
	Snap-on, Inc.	4,024	591,769
	Stanley Black & Decker, Inc.	10,887	1,038,184
	Xylem, Inc.	12,778	447,486
			18,682,204
	Media 3.3%
	Cablevision Systems Corp. Class A	14,828	271,352
	CBS Corp. Class B	31,968	1,938,220
	Comcast Corp. Class A	177,559	10,026,757
	DIRECTV (a)	34,985	2,977,223
	Discovery Communications, Inc. Class A (a)	10,306	317,013
	Discovery Communications, Inc. Class C (a)	18,748	552,597
	Gannett Co., Inc.	15,784	585,271
	Interpublic Group of Cos., Inc. (The)	28,813	637,344
	News Corp. Class A (a)	34,477	551,977
	Omnicom Group, Inc.	17,240	1,344,375
	Scripps Networks Interactive, Inc. Class A	6,839	468,882
	Time Warner Cable, Inc.	19,603	2,938,098
	Time Warner, Inc.	58,033	4,900,306
	Twenty-First Century Fox, Inc. Class A	127,767	4,323,635
	Viacom, Inc. Class B	25,518	1,742,879
	Walt Disney Co. (The)	109,258	11,460,072
			45,036,001
	Metals & Mining 0.3%
	Alcoa, Inc.	85,406	1,103,445
	Allegheny Technologies, Inc.	7,480	224,475
	Freeport-McMoRan, Inc.	72,315	1,370,369
	Newmont Mining Corp.	34,484	748,648
	Nucor Corp.	22,038	1,047,466
			4,494,403
	Multi-Utilities 1.1%
	Ameren Corp.	16,802	709,044
	CenterPoint Energy, Inc.	29,684	605,851
	CMS Energy Corp.	19,153	668,631
	Consolidated Edison, Inc.	20,286	1,237,446
	Dominion Resources, Inc.	41,097	2,912,544
	DTE Energy Co.	12,245	988,049
	Integrys Energy Group, Inc.	5,527	398,055
	NiSource, Inc.	22,064	974,346
	PG&E Corp.	33,203	1,762,083
	Public Service Enterprise Group, Inc.	35,366	1,482,543
	SCANA Corp.	9,963	547,865
	Sempra Energy	16,216	1,767,868
	TECO Energy, Inc.	16,239	315,037
	Wisconsin Energy Corp.	15,687	776,507
			15,145,869
	Multiline Retail 0.8%
	Dollar General Corp. (a)	21,116	1,591,724
	Dollar Tree, Inc. (a)	14,413	1,169,543
	Family Dollar Stores, Inc.	6,697	530,670
	Kohl's Corp.	14,118	1,104,733
	Macy's, Inc.	23,800	1,544,858
	Nordstrom, Inc.	9,911	796,052
	Target Corp.	44,516	3,653,428
			10,391,008
	Oil, Gas & Consumable Fuels 6.4%
	Anadarko Petroleum Corp.	35,395	2,931,060
	Apache Corp.	26,312	1,587,403
	Cabot Oil & Gas Corp.	29,172	861,449
	Chesapeake Energy Corp.	36,172	512,195
	Chevron Corp.	131,379	13,792,167
	Cimarex Energy Co.	6,059	697,330
	ConocoPhillips	86,026	5,355,979
	CONSOL Energy, Inc.	15,854	442,168
	Denbury Resources, Inc.	19,587	142,789
	Devon Energy Corp.	27,002	1,628,491
	EOG Resources, Inc.	38,299	3,511,635
	EQT Corp.	10,565	875,522
¤	Exxon Mobil Corp.	293,108	24,914,180
	Hess Corp.	16,977	1,152,229
	Kinder Morgan, Inc.	119,071	5,008,126
	Marathon Oil Corp.	47,176	1,231,765
	Marathon Petroleum Corp.	18,979	1,943,260
	Murphy Oil Corp.	11,771	548,529
	Newfield Exploration Co. (a)	11,113	389,955
	Noble Energy, Inc.	27,025	1,321,522
	Occidental Petroleum Corp.	53,843	3,930,539
	ONEOK, Inc.	14,490	698,998
	Phillips 66	37,977	2,984,992
	Pioneer Natural Resources Co.	10,407	1,701,649
	QEP Resources, Inc.	11,542	240,651
	Range Resources Corp.	11,742	611,054
	Southwestern Energy Co. (a)	26,741	620,124
	Spectra Energy Corp.	46,692	1,688,850
	Tesoro Corp.	8,728	796,779
	Valero Energy Corp.	35,978	2,288,920
	Williams Cos., Inc. (The)	46,849	2,370,091
			86,780,401
	Paper & Forest Products 0.1%
	International Paper Co.	29,744	1,650,495

	Personal Products 0.1%
	Avon Products, Inc.	24,036	192,048
	Estee Lauder Cos., Inc. (The) Class A	15,671	1,303,200
			1,495,248
	Pharmaceuticals 6.0%
	AbbVie, Inc.	111,349	6,518,371
	Actavis PLC (a)	27,285	8,120,562
	Bristol-Myers Squibb Co.	116,142	7,491,159
	Eli Lilly & Co.	68,415	4,970,350
	Endo International PLC (a)	12,404	1,112,639
	Hospira, Inc. (a)	11,978	1,052,148
¤	Johnson & Johnson	194,289	19,545,473
	Mallinckrodt PLC (a)	8,139	1,030,804
	Merck & Co., Inc.	198,321	11,399,491
	Mylan N.V. (a)	26,038	1,545,355
	Perrigo Co. PLC	9,837	1,628,515
	Pfizer, Inc.	428,259	14,899,131
	Zoetis, Inc.	35,036	1,621,816
			80,935,814
	Professional Services 0.2%
	Dun & Bradstreet Corp.	2,534	325,264
	Equifax, Inc.	8,429	783,897
	Nielsen N.V.	22,159	987,627
	Robert Half International, Inc.	9,599	580,931
			2,677,719
	Real Estate Investment Trusts 2.4%
	American Tower Corp.	29,527	2,779,967
	Apartment Investment & Management Co. Class A	10,953	431,110
	AvalonBay Communities, Inc.	9,226	1,607,631
	Boston Properties, Inc.	10,699	1,502,996
	Crown Castle International Corp.	23,332	1,925,823
	Equity Residential	25,421	1,979,279
	Essex Property Trust, Inc.	4,527	1,040,757
	General Growth Properties, Inc.	43,713	1,291,719
	HCP, Inc.	31,961	1,381,035
	Health Care REIT, Inc.	24,419	1,889,054
	Host Hotels & Resorts, Inc.	52,927	1,068,067
	Iron Mountain, Inc.	12,987	473,766
	Kimco Realty Corp.	28,375	761,869
	Macerich Co. (The)	9,818	827,952
	Plum Creek Timber Co., Inc.	12,252	532,349
	ProLogis, Inc.	36,006	1,568,421
	Public Storage	10,090	1,989,143
	Simon Property Group, Inc.	21,721	4,249,496
	SL Green Realty Corp.	6,892	884,795
	Ventas, Inc.	23,261	1,698,518
	Vornado Realty Trust	12,202	1,366,624
	Weyerhaeuser Co.	36,634	1,214,417
			32,464,788
	Real Estate Management & Development 0.1%
	CBRE Group, Inc. Class A (a)	19,281	746,367

	Road & Rail 0.9%
	CSX Corp.	69,217	2,292,467
	Kansas City Southern	7,633	779,177
	Norfolk Southern Corp.	21,558	2,218,749
	Ryder System, Inc.	3,643	345,684
	Union Pacific Corp.	61,581	6,669,838
			12,305,915
	Semiconductors & Semiconductor Equipment 2.3%
	Altera Corp.	21,025	902,183
	Analog Devices, Inc.	21,871	1,377,873
	Applied Materials, Inc.	85,856	1,936,911
	Avago Technologies, Ltd.	17,929	2,276,624
	Broadcom Corp. Class A	38,089	1,649,063
	First Solar, Inc. (a)	5,234	312,941
	Intel Corp.	330,932	10,348,244
	KLA-Tencor Corp.	11,538	672,550
	Lam Research Corp.	11,247	789,933
	Linear Technology Corp.	16,615	777,582
	Microchip Technology, Inc.	14,045	686,801
	Micron Technology, Inc. (a)	75,021	2,035,320
	NVIDIA Corp.	35,862	750,412
	Skyworks Solutions, Inc.	13,304	1,307,650
	Texas Instruments, Inc.	73,170	4,184,227
	Xilinx, Inc.	18,268	772,736
			30,781,050
	Software 3.4%
	Adobe Systems, Inc. (a)	33,342	2,465,307
	Autodesk, Inc. (a)	15,864	930,265
	CA, Inc.	22,502	733,790
	Citrix Systems, Inc. (a)	11,250	718,538
	Electronic Arts, Inc. (a)	21,898	1,287,931
	Intuit, Inc.	19,437	1,884,612
¤	Microsoft Corp.	573,247	23,305,357
	Oracle Corp.	224,001	9,665,643
	Red Hat, Inc. (a)	12,865	974,524
	Salesforce.com, Inc. (a)	42,279	2,824,660
	Symantec Corp.	48,204	1,126,286
			45,916,913
	Specialty Retail 2.3%
	AutoNation, Inc. (a)	5,243	337,282
	AutoZone, Inc. (a)	2,240	1,528,038
	Bed Bath & Beyond, Inc. (a)	12,946	993,929
	Best Buy Co., Inc.	20,165	762,035
	Carmax, Inc. (a)	14,740	1,017,207
	GameStop Corp. Class A	7,584	287,889
	Gap, Inc. (The)	18,650	808,105
	Home Depot, Inc. (The)	92,099	10,463,367
	L Brands, Inc.	17,106	1,612,925
	Lowe's Cos., Inc.	67,994	5,058,074
	O'Reilly Automotive, Inc. (a)	7,090	1,533,142
	Ross Stores, Inc.	14,463	1,523,822
	Staples, Inc.	44,714	728,167
	Tiffany & Co.	7,836	689,646
	TJX Cos., Inc. (The)	47,704	3,341,665
	Tractor Supply Co.	9,663	821,935
	Urban Outfitters, Inc. (a)	7,090	323,659
			31,830,887
	Technology Hardware, Storage & Peripherals 4.6%
¤	Apple, Inc. (b)	407,010	50,644,254
	EMC Corp.	138,920	3,550,795
	Hewlett-Packard Co.	127,004	3,957,445
	NetApp, Inc.	22,005	780,297
	SanDisk Corp.	14,735	937,441
	Seagate Technology PLC	22,826	1,187,637
	Western Digital Corp.	15,175	1,381,077
			62,438,946
	Textiles, Apparel & Luxury Goods 0.9%
	Coach, Inc.	19,087	790,774
	Fossil Group, Inc. (a)	3,243	267,385
	Hanesbrands, Inc.	28,006	938,481
	Michael Kors Holdings, Ltd. (a)	14,028	922,341
	NIKE, Inc. Class B	48,769	4,892,994
	PVH Corp.	5,758	613,573
	Ralph Lauren Corp.	4,226	555,719
	Under Armour, Inc. Class A (a)	11,588	935,731
	VF Corp.	24,022	1,809,097
			11,726,095
	Thrifts & Mortgage Finance 0.1%
	Hudson City Bancorp, Inc.	33,517	351,258
	People's United Financial, Inc.	21,579	328,001
			679,259
	Tobacco 1.3%
	Altria Group, Inc.	137,608	6,883,152
	Lorillard, Inc.	25,149	1,643,487
	Philip Morris International, Inc.	108,093	8,142,646
	Reynolds American, Inc.	21,466	1,479,222
			18,148,507
	Trading Companies & Distributors 0.2%
	Fastenal Co.	18,908	783,453
	United Rentals, Inc. (a)	6,772	617,336
	W.W. Grainger, Inc.	4,194	988,987
			2,389,776
	Total Common Stocks (Cost $492,320,176)		1,279,299,617	(c)

	Principal Amount
Short-Term Investments 6.0%
Repurchase Agreement 0.0%‡
State Street Bank and Trust Co. 0.00%, dated 3/31/15 due 4/1/15 Proceeds at Maturity $30,929 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $35,000 and a Market Value of $34,747)	$30,929	30,929
Total Repurchase Agreement (Cost $30,929)		30,929

U.S. Government 6.0%
United States Treasury Bills 6.0%
0.001 - 0.021%, due 4/9/15 (d)	63,600,000	63,599,870
0.008 - 0.013%, due 4/30/15 (b)(d)	4,000,000	3,999,962
0.01 - 0.035%, due 7/9/15 (b)(d)	14,300,000	14,298,856
Total U.S. Government (Cost $81,899,103)		81,898,688
Total Short-Term Investments (Cost $81,930,032)		81,929,617
Total Investments (Cost $574,250,208) (f)	100.1%	1,361,229,234
Other Assets, Less Liabilities	(0.1)	(884,971)
Net Assets	100.0%	$1,360,344,263

	Contracts Long	Unrealized Appreciation (Depreciation)(e)
Futures Contracts (0.1%)

Standard & Poor’s 500 Index Mini June 2015	773	$(693,354)
Total Futures Contracts (Notional Amount $79,649,920) (c)		$(693,354)

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2015, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Represents a security, or a portion thereof, which is maintained at a broker as collateral for futures contracts.
(c)	The combined market value of common stocks and notional amount of Standard & Poor's 500 Index futures contracts represents 99.9% of net assets.
(d)	Interest rate shown represents yield to maturity.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2015.
(f)	As of March 31, 2015, cost is $597,248,513 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$794,813,393
Gross unrealized depreciation	(30,832,672)
Net unrealized appreciation	$763,980,721

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,279,299,617	$—	$—	$1,279,299,617
Short-Term Investments
Repurchase Agreement	—	30,929	—	30,929
U.S. Government	—	81,898,688	—	81,898,688
Total Short-Term Investments	—	81,929,617	—	81,929,617
Total Investments in Securities	$1,279,299,617	$81,929,617	$—	$1,361,229,234

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Long (b)	$(693,354)	$—	$—	$(693,354)
Total Other Financial Instruments	$(693,354)	$—	$—	$(693,354)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP T. Rowe Price Equity Income Portfolio

Portfolio of Investments March 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 95.7% †
	Aerospace & Defense 2.5%
	Boeing Co. (The)	72,900	$10,940,832
	Honeywell International, Inc.	90,300	9,419,193
			20,360,025
	Air Freight & Logistics 1.1%
	United Parcel Service, Inc. Class B	90,000	8,724,600

	Auto Components 0.7%
	Johnson Controls, Inc.	114,800	5,790,512

	Automobiles 1.2%
	Ford Motor Co.	286,400	4,622,496
	General Motors Co.	137,308	5,149,050
			9,771,546
	Banks 11.6%
¤	Bank of America Corp.	850,800	13,093,812
¤	JPMorgan Chase & Co.	368,300	22,311,614
¤	PNC Financial Services Group, Inc.	144,200	13,445,208
	Regions Financial Corp.	305,400	2,886,030
	SunTrust Banks, Inc.	218,600	8,982,274
¤	U.S. Bancorp	343,400	14,996,278
¤	Wells Fargo & Co.	340,700	18,534,080
			94,249,296
	Beverages 0.8%
	PepsiCo., Inc.	72,100	6,894,202

	Building Products 1.1%
	Masco Corp.	206,800	5,521,560
	USG Corp. (a)	114,200	3,049,140
			8,570,700
	Capital Markets 1.3%
	Bank of New York Mellon Corp. (The)	8,300	333,992
	Northern Trust Corp.	129,900	9,047,535
	Och-Ziff Capital Management Group LLC Class A	65,500	827,920
			10,209,447
	Chemicals 1.1%
	E.I. du Pont de Nemours & Co.	75,500	5,395,985
	Potash Corporation of Saskatchewan, Inc.	107,500	3,466,875
			8,862,860
	Communications Equipment 3.5%
	Cisco Systems, Inc.	303,200	8,345,580
	Harris Corp.	118,100	9,301,556
	Motorola Solutions, Inc.	22,000	1,466,740
	QUALCOMM, Inc.	130,100	9,021,134
			28,135,010
	Construction Materials 1.0%
	Vulcan Materials Co.	99,300	8,370,990

	Consumer Finance 0.9%
	American Express Co.	95,200	7,437,024

	Containers & Packaging 0.6%
	MeadWestvaco Corp.	99,600	4,967,052

	Distributors 0.6%
	Genuine Parts Co.	55,400	5,162,726

	Diversified Telecommunication Services 3.4%
	AT&T, Inc.	346,100	11,300,165
	CenturyLink, Inc.	127,300	4,398,215
	Telefonica S.A.	247,042	3,522,280
	Verizon Communications, Inc.	175,575	8,538,212
			27,758,872
	Electric Utilities 4.6%
	Duke Energy Corp.	134,345	10,315,009
	Entergy Corp.	114,100	8,841,609
	Exelon Corp.	202,500	6,806,025
	FirstEnergy Corp.	165,900	5,816,454
	Xcel Energy, Inc.	168,400	5,862,004
			37,641,101
	Electrical Equipment 1.6%
	Eaton Corp. PLC	63,184	4,292,721
	Emerson Electric Co.	146,900	8,317,478
			12,610,199
	Electronic Equipment, Instruments & Components 1.0%
	Corning, Inc.	346,600	7,860,888

	Energy Equipment & Services 1.1%
	Diamond Offshore Drilling, Inc.	107,400	2,877,246
	Schlumberger, Ltd.	68,300	5,698,952
			8,576,198
	Food Products 2.5%
	Archer-Daniels-Midland Co.	182,900	8,669,460
	Campbell Soup Co.	92,800	4,319,840
	ConAgra Foods, Inc.	28,300	1,033,799
	Kellogg Co.	38,500	2,539,075
	McCormick & Co., Inc.	47,400	3,655,014
			20,217,188
	Health Care Providers & Services 0.5%
	Quest Diagnostics, Inc.	54,400	4,180,640

	Hotels, Restaurants & Leisure 2.1%
	Carnival Corp.	179,400	8,582,496
	Las Vegas Sands Corp.	64,100	3,528,064
	McDonald's Corp.	50,700	4,940,208
			17,050,768
	Household Products 0.8%
	Clorox Co. (The)	61,000	6,733,790

	Independent Power & Renewable Electricity Producers 0.4%
	AES Corp. (The)	223,900	2,877,115

	Industrial Conglomerates 2.8%
¤	General Electric Co.	908,800	22,547,328

	Insurance 4.3%
	Chubb Corp. (The)	42,000	4,246,200
	Loews Corp.	151,800	6,197,994
	Marsh & McLennan Cos., Inc.	219,900	12,334,191
	MetLife, Inc.	128,300	6,485,565
	Sun Life Financial, Inc.	96,200	2,964,884
	Willis Group Holdings PLC	56,500	2,722,170
			34,951,004
	IT Services 1.7%
	Computer Sciences Corp.	45,000	2,937,600
	International Business Machines Corp.	43,100	6,917,550
	Western Union Co. (The)	199,700	4,155,757
			14,010,907
	Leisure Products 0.9%
	Mattel, Inc.	308,400	7,046,940

	Machinery 4.8%
	Deere & Co.	71,700	6,287,373
	Flowserve Corp.	57,800	3,265,122
¤	Illinois Tool Works, Inc.	132,100	12,832,194
	Joy Global, Inc.	93,200	3,651,576
	Stanley Black & Decker, Inc.	77,400	7,380,864
	Xylem, Inc.	148,800	5,210,976
			38,628,105
	Media 4.2%
	Cablevision Systems Corp. Class A	212,700	3,892,410
	Comcast Corp. Class A	72,500	4,094,075
	New York Times Co. (The) Class A	186,200	2,562,112
	News Corp. Class A (a)	177,400	2,840,174
	Pearson PLC	104,362	2,246,302
	Time Warner, Inc.	129,900	10,968,756
	Viacom, Inc. Class B	28,500	1,946,550
	Walt Disney Co. (The)	48,700	5,108,143
			33,658,522
	Metals & Mining 1.3%
	Newmont Mining Corp.	172,000	3,734,120
	Nucor Corp.	143,800	6,834,814
			10,568,934
	Multi-Utilities 1.5%
	NiSource, Inc.	267,200	11,799,552

	Multiline Retail 2.0%
	Kohl's Corp.	122,900	9,616,925
	Macy's, Inc.	106,800	6,932,388
			16,549,313
	Oil, Gas & Consumable Fuels 11.0%
	Anadarko Petroleum Corp.	62,400	5,167,344
	Apache Corp.	200,500	12,096,165
	BP PLC, Sponsored ADR	101,600	3,973,576
	Canadian Natural Resources, Ltd.	47,000	1,443,370
¤	Chevron Corp.	141,600	14,865,168
	ConocoPhillips	48,100	2,994,706
	CONSOL Energy, Inc.	183,700	5,123,393
¤	Exxon Mobil Corp.	154,400	13,124,000
	Hess Corp.	150,300	10,200,861
	Murphy Oil Corp.	141,000	6,570,600
	Royal Dutch Shell PLC, Sponsored ADR	167,000	9,961,550
	Talisman Energy, Inc.	420,900	3,232,512
			88,753,245
	Paper & Forest Products 1.5%
	International Paper Co.	212,500	11,791,625

	Personal Products 0.3%
	Avon Products, Inc.	303,000	2,420,970

	Pharmaceuticals 6.4%
	Bristol-Myers Squibb Co.	165,000	10,642,500
	GlaxoSmithKline PLC	185,320	4,250,011
¤	Johnson & Johnson	133,600	13,440,160
	Merck & Co., Inc.	191,200	10,990,176
	Pfizer, Inc.	367,400	12,781,846
			52,104,693
	Real Estate Investment Trusts 1.7%
	Digital Realty Trust, Inc.	64,200	4,234,632
	Rayonier, Inc.	113,200	3,051,872
	Weyerhaeuser Co.	198,200	6,570,330
			13,856,834
	Semiconductors & Semiconductor Equipment 2.7%
	Analog Devices, Inc.	104,100	6,558,300
	Applied Materials, Inc.	363,700	8,205,072
	Texas Instruments, Inc.	131,600	7,525,546
			22,288,918
	Software 1.2%
	CA, Inc.	86,700	2,827,287
	Microsoft Corp.	178,900	7,273,179
			10,100,466
	Specialty Retail 0.9%
	Staples, Inc.	411,800	6,706,163
	Tiffany & Co.	5,300	466,453
			7,172,616
	Textiles, Apparel & Luxury Goods 0.3%
	Coach, Inc.	55,300	2,291,079

	Wireless Telecommunication Services 0.2%
	Vodafone Group PLC	475,011	1,553,360

	Total Common Stocks (Cost $642,775,259)		775,107,160

	Number of Rights
Rights 0.0%‡
Diversified Telecommunication Services 0.0%‡
Telefonica S.A. Expires 4/10/15 (a)	247,042	39,845

Total Rights (Cost $0)		39,845

	Principal Amount
Short-Term Investment 4.9%
Repurchase Agreement 4.9%
State Street Bank and Trust Co. 0.00%, dated 3/31/15 due 4/1/15 Proceeds at Maturity $39,648,868 (Collateralized by a United States Treasury Note with a rate of 0.625% and a maturity date of 12/15/16, with a Principal Amount of $40,295,000 and a Market Value of $40,446,106)	$39,648,868	39,648,868
Total Short-Term Investment (Cost $39,648,868)		39,648,868
Total Investments (Cost $682,424,127) (b)	100.6%	814,795,873
Other Assets, Less Liabilities	(0.6)	(5,258,039)
Net Assets	100.0%	$809,537,834

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	As of March 31, 2015, cost was $682,734,955 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$161,421,379
Gross unrealized depreciation	(29,360,461)
Net unrealized appreciation	$132,060,918

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$775,107,160	$—	$—	$775,107,160
Rights	39,845	—	—	39,845
Short-Term Investment
Repurchase Agreement	—	39,648,868	—	39,648,868
Total Investments in Securities	$775,147,005	$39,648,868	$—	$814,795,873

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 31, 2015, certain foreign securities with a market value of $11,429,135 were transferred from Level 2 to Level 1 as the prices of these securities were based on observable quoted prices in active markets.

As of March 31, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP U.S. Small Cap Portfolio

Portfolio of Investments March 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 96.4% †
	Aerospace & Defense 2.7%
	Curtiss-Wright Corp.	51,265	$3,790,534
¤	Hexcel Corp.	144,535	7,431,990
			11,222,524
	Auto Components 2.0%
	Dana Holding Corp.	182,385	3,859,267
	Visteon Corp. (a)	43,480	4,191,472
			8,050,739
	Banks 12.4%
¤	Bank of Hawaii Corp.	127,835	7,824,780
¤	BankUnited, Inc.	280,180	9,173,093
	CVB Financial Corp.	312,217	4,976,739
	First Financial Bancorp	215,675	3,841,172
¤	Investors Bancorp, Inc.	700,682	8,211,993
	LegacyTexas Financial Group, Inc.	296,465	6,738,649
	Texas Capital Bancshares, Inc. (a)	112,420	5,469,233
	Umpqua Holdings Corp.	273,659	4,701,462
			50,937,121
	Building Products 3.1%
¤	Armstrong World Industries, Inc. (a)	134,940	7,755,002
	Simpson Manufacturing Co., Inc.	128,600	4,805,782
			12,560,784
	Capital Markets 2.4%
	Diamond Hill Investment Group, Inc.	36,390	5,822,400
	Waddell & Reed Financial, Inc. Class A	84,130	4,167,800
			9,990,200
	Chemicals 2.7%
	Chemtura Corp. (a)	123,705	3,375,909
	Flotek Industries, Inc. (a)	198,875	2,931,418
	Innophos Holdings, Inc.	83,490	4,705,496
			11,012,823
	Commercial Services & Supplies 1.5%
	Waste Connections, Inc.	127,500	6,137,850

	Communications Equipment 1.8%
¤	Harmonic, Inc. (a)	983,063	7,284,497

	Construction Materials 0.5%
	United States Lime & Minerals, Inc.	29,335	1,892,107

	Containers & Packaging 1.5%
	Silgan Holdings, Inc.	104,480	6,073,422

	Diversified Consumer Services 1.4%
	Service Corp. International	224,655	5,852,263

	Diversified Financial Services 0.7%
	CBOE Holdings, Inc.	50,365	2,891,203

	Diversified Telecommunication Services 1.0%
	Lumos Networks Corp.	257,170	3,924,414

	Electric Utilities 2.2%
	Great Plains Energy, Inc.	181,630	4,845,888
	Westar Energy, Inc.	106,105	4,112,630
			8,958,518
	Electronic Equipment, Instruments & Components 3.7%
	National Instruments Corp.	130,014	4,165,648
	OSI Systems, Inc. (a)	68,260	5,068,988
	Universal Display Corp. (a)	126,085	5,894,474
			15,129,110
	Energy Equipment & Services 1.3%
	Dril-Quip, Inc. (a)	41,846	2,861,848
	Oil States International, Inc. (a)	58,500	2,326,545
			5,188,393
	Food & Staples Retailing 1.3%
	SpartanNash Co.	167,192	5,276,580

	Food Products 1.3%
	B&G Foods, Inc.	187,985	5,532,399

	Health Care Equipment & Supplies 7.3%
	Greatbatch, Inc. (a)	83,650	4,839,152
¤	Integra LifeSciences Holdings Corp. (a)	114,366	7,050,664
	Sirona Dental Systems, Inc. (a)	57,039	5,132,940
	Teleflex, Inc.	55,955	6,761,043
	Tornier N.V. (a)	53,630	1,406,178
	Wright Medical Group, Inc. (a)	184,390	4,757,262
			29,947,239
	Health Care Providers & Services 4.5%
	Bio-Reference Laboratories, Inc. (a)	166,605	5,871,160
	U.S. Physical Therapy, Inc.	122,969	5,841,028
	WellCare Health Plans, Inc. (a)	72,370	6,618,960
			18,331,148
	Hotels, Restaurants & Leisure 4.1%
¤	Brinker International, Inc.	134,160	8,258,889
	Life Time Fitness, Inc. (a)	57,225	4,060,686
	Monarch Casino & Resort, Inc. (a)	225,649	4,318,922
			16,638,497
	Household Durables 1.3%
	M/I Homes, Inc. (a)	217,345	5,181,505

	Insurance 0.3%
	eHealth, Inc. (a)	118,530	1,111,811

	Internet Software & Services 1.0%
	Monster Worldwide, Inc. (a)	630,473	3,997,199

	IT Services 2.4%
	EVERTEC, Inc.	260,970	5,704,804
	Forrester Research, Inc.	114,995	4,229,516
			9,934,320
	Life Sciences Tools & Services 1.0%
	Bio-Rad Laboratories, Inc. Class A (a)	30,955	4,184,497

	Machinery 6.1%
	John Bean Technologies Corp.	155,400	5,550,888
¤	Mueller Industries, Inc.	227,818	8,231,064
	Mueller Water Products, Inc. Class A	467,455	4,604,432
	Woodward, Inc.	128,245	6,541,778
			24,928,162
	Media 1.6%
	Morningstar, Inc.	86,167	6,454,770

	Multi-Utilities 1.9%
¤	Vectren Corp.	173,330	7,650,786

	Paper & Forest Products 1.1%
	KapStone Paper and Packaging Corp.	144,355	4,740,618

	Real Estate Investment Trusts 2.4%
	Blackstone Mortgage Trust, Inc. Class A	129,850	3,683,844
	CubeSmart	107,750	2,602,163
	NorthStar Realty Finance Corp.	208,255	3,773,581
			10,059,588
	Road & Rail 1.4%
	Werner Enterprises, Inc.	182,122	5,720,452

	Semiconductors & Semiconductor Equipment 3.7%
	CEVA, Inc. (a)	93,582	1,995,168
	Cypress Semiconductor Corp. (a)	478,845	6,756,503
	Teradyne, Inc.	103,700	1,954,745
	Veeco Instruments, Inc. (a)	150,505	4,597,928
			15,304,344
	Software 1.2%
	CommVault Systems, Inc. (a)	109,930	4,803,941

	Specialty Retail 3.8%
	Big 5 Sporting Goods Corp.	256,610	3,405,215
	Brown Shoe Co., Inc.	201,205	6,599,524
	Express, Inc. (a)	209,550	3,463,861
	Pier 1 Imports, Inc.	146,350	2,045,973
			15,514,573
	Textiles, Apparel & Luxury Goods 3.3%
	Iconix Brand Group, Inc. (a)	109,130	3,674,407
	Movado Group, Inc.	145,721	4,155,963
	Steven Madden, Ltd. (a)	154,470	5,869,860
			13,700,230
	Thrifts & Mortgage Finance 4.5%
	Brookline Bancorp, Inc.	500,565	5,030,678
	Capitol Federal Financial, Inc.	338,150	4,226,875
	Northwest Bancshares, Inc.	364,225	4,316,066
	TrustCo Bank Corp.	730,780	5,027,767
			18,601,386
	Total Common Stocks (Cost $327,687,446)		394,720,013

	Principal Amount
Short-Term Investment 4.5%
Repurchase Agreement 4.5%
State Street Bank and Trust Co. 0.00%, dated 3/31/15 due 4/1/15 Proceeds at Maturity $18,385,795 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $19,230,000 and a Market Value of $18,757,134)	$18,385,795	18,385,795
Total Short-Term Investment (Cost $18,385,795)		18,385,795
Total Investments (Cost $346,073,241) (b)	100.9%	413,105,808
Other Assets, Less Liabilities	(0.9)	(3,572,449)
Net Assets	100.0%	$409,533,359

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of March 31, 2015, cost was $346,447,950 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$74,794,687
Gross unrealized depreciation	(8,136,829)
Net unrealized appreciation	$66,657,858

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$394,720,013	$—	$—	$394,720,013
Short-Term Investment
Repurchase Agreement	—	18,385,795	—	18,385,795
Total Investments in Securities	$394,720,013	$18,385,795	$—	$413,105,808

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2015, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Unconstrained Bond Portfolio

Portfolio of Investments March 31, 2015 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 90.0%†
	Asset-Backed Securities 0.2%
	Home Equity 0.1%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.231%, due 10/25/36 (a)		$83,956	$75,577
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.241%, due 5/25/37 (a)		34,754	21,793
	First NLC Trust Series 2007-1, Class A1 0.241%, due 8/25/37 (a)(b)		94,647	53,575
	GSAA Home Equity Trust Series 2006-14, Class A1 0.221%, due 9/25/36 (a)		203,983	109,100
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.301%, due 4/25/37 (a)		33,267	31,845
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.271%, due 4/25/37 (a)		33,610	33,012
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.271%, due 3/25/47 (a)		43,745	27,120
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.221%, due 11/25/36 (a)		24,785	11,698
	Morgan Stanley ABS Capital I Trust
	Series 2006-HE6, Class A2B 0.271%, due 9/25/36 (a)		85,065	47,560
	Series 2006-HE8, Class A2B 0.271%, due 10/25/36 (a)		44,548	27,620
	Series 2007-HE4, Class A2A 0.281%, due 2/25/37 (a)		23,059	11,092
	Series 2007-NC2, Class A2FP 0.321%, due 2/25/37 (a)		88,783	53,162
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37 (c)		204,797	109,305
	Securitized Asset Backed Receivables LLC Trust Series 2007-BR4, Class A2A 0.261%, due 5/25/37 (a)		107,790	70,083
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.251%, due 6/25/37 (a)		92,368	54,998
	Series 2006-EQ2, Class A2 0.281%, due 1/25/37 (a)		59,590	40,793
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.281%, due 9/25/37 (a)		610,654	296,087
				1,074,420
	Student Loans 0.1%
	KeyCorp Student Loan Trust Series 2000-A, Class A2 0.582%, due 5/25/29 (a)		316,483	306,499
	Total Asset-Backed Securities (Cost $1,698,300)			1,380,919

	Convertible Bonds 1.4%
	Airlines 0.1%
	AirtTran Holdings, Inc. 5.25%, due 11/1/16		250,000	756,719

	Biotechnology 0.1%
	Gilead Sciences, Inc. 1.625%, due 5/1/16		115,000	495,651

	Commercial Services 0.0%‡
	Live Nation Entertainment, Inc. 2.50%, due 5/15/19 (b)		240,000	252,450

	Distribution & Wholesale 0.0%‡
	WESCO International, Inc. 6.00%, due 9/15/29		100,000	247,562

	Health Care - Products 0.1%
	Teleflex, Inc. 3.875%, due 8/1/17		322,000	634,340

	Health Care - Services 0.1%
	Anthem, Inc. 2.75%, due 10/15/42		160,000	331,300

	Internet 0.1%
	Priceline Group, Inc. (The) 1.00%, due 3/15/18		305,000	408,510
	Yahoo!, Inc. (zero coupon), due 12/1/18		275,000	298,031
				706,541
	Leisure Time 0.4%
	Jarden Corp.
	1.125%, due 3/15/34		2,500,000	2,981,250
	1.875%, due 9/15/18		310,000	532,619
				3,513,869
	Lodging 0.0%‡
	MGM Resorts International 4.25%, due 4/15/15		215,000	245,100

	Miscellaneous - Manufacturing 0.1%
	Danaher Corp. (zero coupon), due 1/22/21		266,000	655,690

	Oil & Gas Services 0.1%
	Helix Energy Solutions Group, Inc. 3.25%, due 3/15/32		381,000	380,762
¤	JPMorgan Chase & Co. (Convertible into Schlumberger, Ltd.) (zero coupon), due 5/5/15 (b)(d)		400,000	590,200
				970,962
	Pharmaceuticals 0.1%
	Pacira Pharmaceuticals, Inc. 3.25%, due 2/1/19		45,000	160,875
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26		295,000	438,075
				598,950
	Real Estate Investment Trusts 0.1%
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (b)		250,000	393,125

	Semiconductors 0.0%‡
	Novellus Systems, Inc. 2.625%, due 5/15/41		95,000	194,453

	Software 0.1%
	Cornerstone OnDemand, Inc. 1.50%, due 7/1/18		225,000	219,516
	Nuance Communications, Inc. 2.75%, due 11/1/31		345,000	344,137
	Salesforce.com, Inc. 0.25%, due 4/1/18		190,000	228,000
				791,653
	Telecommunications 0.0%‡
	JDS Uniphase Corp. 0.625%, due 8/15/33		260,000	270,237

	Total Convertible Bonds (Cost $8,694,167)			11,058,602

	Corporate Bonds 72.0%
	Advertising 0.5%
	Lamar Media Corp. 5.00%, due 5/1/23		3,825,000	3,911,063

	Aerospace & Defense 0.8%
	KLX, Inc. 5.875%, due 12/1/22 (b)		3,685,000	3,675,788
	TransDigm, Inc.
	6.00%, due 7/15/22		2,300,000	2,300,000
	7.50%, due 7/15/21		300,000	322,500
				6,298,288
	Airlines 0.8%
	Continental Airlines, Inc.
	5.983%, due 10/19/23		689,374	776,407
	7.875%, due 1/2/20		193,799	204,691
	9.558%, due 3/1/21		16,343	18,141
	9.798%, due 10/1/22		559,528	632,267
	Delta Air Lines, Inc.
	Series 2011-1 Class A Pass Through Trust 5.30%, due 10/15/20		251,891	273,931
	Series 2010-1 Class A Pass Through Trust 6.20%, due 1/2/20		62,468	68,715
	Series 2010-2, Class B Pass Through Trust 6.75%, due 5/23/17		563,000	580,059
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21		71,029	82,343
	U.S. Airways Group, Inc. Series 2010-1 Class A, Pass Through Trust 6.25%, due 10/22/24		1,277,173	1,449,592
	U.S. Airways, Inc. Series 2012-1 Class A, Pass Through Trust 5.90%, due 4/1/26		1,680,416	1,919,875
	United Airlines, Inc. Series 2009-2, Class A 9.75%, due 7/15/18		87,852	97,516
				6,103,537
	Auto Manufacturers 1.1%
	Chrysler Group LLC / CG Co-Issuer, Inc. 8.25%, due 6/15/21		3,510,000	3,892,976
	Ford Holdings LLC 9.30%, due 3/1/30		294,000	451,535
	Ford Motor Co.
	6.625%, due 10/1/28		51,000	65,535
	7.45%, due 7/16/31		525,000	724,810
	8.90%, due 1/15/32		135,000	196,295
	9.98%, due 2/15/47		133,000	218,268
	Navistar International Corp. 8.25%, due 11/1/21		3,215,000	3,126,588
				8,676,007
	Auto Parts & Equipment 2.1%
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (b)		1,450,000	1,496,104
	Dana Holding Corp. 5.375%, due 9/15/21		3,950,000	4,108,000
	Goodyear Tire & Rubber Co. (The) 8.25%, due 8/15/20		3,730,000	3,944,475
	MPG Holdco I, Inc. 7.375%, due 10/15/22 (b)		3,335,000	3,564,281
	Schaeffler Finance B.V.
	4.75%, due 5/15/21 (b)		2,000,000	2,020,000
	4.75%, due 5/15/23 (b)		1,370,000	1,383,700
				16,516,560
	Banks 7.0%
	Banco do Brasil S.A.
	5.875%, due 1/26/22 (b)		900,000	882,000
	5.875%, due 1/19/23 (b)		600,000	586,500
	Banco Santander Mexico S.A. 4.125%, due 11/9/22 (b)		1,715,000	1,747,156
¤	Bank of America Corp.
	1.515%, due 5/6/19 (a)	EUR	1,000,000	1,081,616
	5.125%, due 12/29/49 (a)		$2,335,000	2,293,904
	5.625%, due 7/1/20		1,390,000	1,602,496
	6.11%, due 1/29/37		1,203,000	1,464,882
	7.625%, due 6/1/19		95,000	114,664
	8.57%, due 11/15/24		455,000	612,060
	Barclays Bank PLC 5.14%, due 10/14/20		2,463,000	2,736,432
	BBVA Bancomer S.A. 6.75%, due 9/30/22 (b)		1,510,000	1,707,357
	CIT Group, Inc.
	3.875%, due 2/19/19		360,000	356,400
	4.25%, due 8/15/17		3,700,000	3,746,250
	Citigroup, Inc.
	3.375%, due 3/1/23		1,225,000	1,255,416
	6.30%, due 12/29/49 (a)		2,615,000	2,670,569
	Citizens Financial Group, Inc. 4.15%, due 9/28/22 (b)		1,450,000	1,523,297
	Discover Bank
	7.00%, due 4/15/20		1,055,000	1,252,418
	8.70%, due 11/18/19		420,000	517,304
¤	Goldman Sachs Group, Inc. (The)
	3.625%, due 1/22/23		2,813,000	2,909,691
	6.75%, due 10/1/37		2,830,000	3,715,940
	HSBC Holdings PLC 6.375%, due 12/29/49 (a)		3,115,000	3,181,194
¤	JPMorgan Chase & Co.
	6.125%, due 12/29/49 (a)		2,660,000	2,712,934
	7.90%, due 4/29/49 (a)		2,500,000	2,690,625
	Mellon Capital III 6.369%, due 9/5/66 (a)	GBP	1,400,000	2,159,830
	Mizuho Financial Group Cayman 3, Ltd. 4.60%, due 3/27/24 (b)		$2,000,000	2,147,572
¤	Morgan Stanley
	4.875%, due 11/1/22		1,931,000	2,108,965
	5.00%, due 11/24/25		1,450,000	1,601,750
	5.45%, due 7/29/49 (a)		2,600,000	2,619,500
	Royal Bank of Scotland Group PLC
	5.125%, due 5/28/24		1,194,000	1,252,639
	6.125%, due 12/15/22		970,000	1,092,313
	Wells Fargo & Co. 5.90%, due 12/29/49 (a)		2,100,000	2,186,625
				56,530,299
	Beverages 0.1%
	Embotelladora Andina S.A. 5.00%, due 10/1/23 (b)		950,000	1,042,922

	Building Materials 2.0%
	Associated Materials LLC / AMH New Finance, Inc. 9.125%, due 11/1/17		1,252,000	1,089,240
	Building Materials Corporation of America 5.375%, due 11/15/24 (b)		3,430,000	3,481,450
	Cemex Finance LLC 6.00%, due 4/1/24 (b)		3,075,000	3,067,312
	Masco Corp. 7.125%, due 3/15/20		1,100,000	1,289,750
	Masonite International Corp. 5.625%, due 3/15/23 (b)		4,000,000	4,100,000
	USG Corp.
	5.50%, due 3/1/25 (b)		320,000	326,400
	5.875%, due 11/1/21 (b)		1,451,000	1,541,688
	6.30%, due 11/15/16		280,000	293,300
	9.75%, due 1/15/18		582,000	673,665
				15,862,805
	Chemicals 1.4%
	Ashland, Inc. 4.75%, due 8/15/22		3,925,000	3,983,875
	Dow Chemical Co. (The) 8.55%, due 5/15/19		596,000	746,203
	Hexion U.S. Finance Corp. 6.625%, due 4/15/20		985,000	901,275
	Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18		806,000	711,295
	Huntsman International LLC 8.625%, due 3/15/21		1,845,000	1,974,150
	Rockwood Specialties Group, Inc. 4.625%, due 10/15/20		1,500,000	1,561,875
	WR Grace & Co. 5.125%, due 10/1/21 (b)		1,725,000	1,789,687
				11,668,360
	Coal 0.0%‡
	Alpha Natural Resources, Inc. 7.50%, due 8/1/20 (b)(e)		188,000	76,561

	Commercial Services 2.1%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.125%, due 6/1/22 (b)		389,000	392,882
	5.50%, due 4/1/23		3,120,000	3,209,700
	Hertz Corp. (The)
	6.25%, due 10/15/22		2,245,000	2,317,962
	7.375%, due 1/15/21		1,570,000	1,648,500
	Iron Mountain Europe PLC 6.125%, due 9/15/22 (b)	GBP	1,625,000	2,538,765
	Iron Mountain, Inc.
	5.75%, due 8/15/24		$560,000	567,000
	6.00%, due 8/15/23		340,000	357,850
	8.375%, due 8/15/21		277,000	288,426
¤	United Rentals North America, Inc.
	4.625%, due 7/15/23		1,350,000	1,365,188
	5.75%, due 11/15/24		1,000,000	1,032,500
	6.125%, due 6/15/23		1,489,000	1,576,479
	8.375%, due 9/15/20		1,240,000	1,333,372
				16,628,624
	Computers 1.0%
	NCR Corp. 5.00%, due 7/15/22		4,075,000	4,115,750
	SunGard Data Systems, Inc.
	6.625%, due 11/1/19		3,450,000	3,553,500
	7.625%, due 11/15/20		325,000	343,687
				8,012,937
	Cosmetics & Personal Care 0.3%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (b)		1,900,000	2,037,750

	Diversified Financial Services 0.1%
	GE Capital Trust I 6.375%, due 11/15/67 (a)		475,000	514,188
	GE Capital Trust IV Series Reg S 4.625%, due 9/15/66 (a)	EUR	277,000	309,221
	General Electric Capital Corp. Series Reg S 6.50%, due 9/15/67 (a)	GBP	185,000	297,046
				1,120,455
	Electric 2.1%
	Abu Dhabi National Energy Co. 3.625%, due 1/12/23 (b)		$2,150,000	2,184,938
	Calpine Corp. 5.75%, due 1/15/25		3,825,000	3,853,687
	Duquesne Light Holdings, Inc. 5.90%, due 12/1/21 (b)		1,494,000	1,756,922
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (b)		3,160,000	3,557,297
	Great Plains Energy, Inc.
	4.85%, due 6/1/21		1,455,000	1,627,243
	5.292%, due 6/15/22 (c)		795,000	912,646
	Puget Energy, Inc. 5.625%, due 7/15/22		585,000	680,547
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (a)		2,689,000	2,694,324
				17,267,604
	Engineering & Construction 0.1%
	MasTec, Inc. 4.875%, due 3/15/23		1,190,000	1,112,650

	Entertainment 0.8%
	Isle of Capri Casinos, Inc.
	7.75%, due 3/15/19		1,031,000	1,070,307
	8.875%, due 6/15/20		950,000	1,026,000
	Mohegan Tribal Gaming Authority 9.75%, due 9/1/21		1,321,000	1,400,260
	Pinnacle Entertainment, Inc. 8.75%, due 5/15/20		975,000	1,024,969
	Scientific Games International, Inc.
	7.00%, due 1/1/22 (b)		185,000	189,162
	10.00%, due 12/1/22 (b)		1,925,000	1,799,875
				6,510,573
	Finance - Auto Loans 1.4%
	Ally Financial, Inc.
	3.50%, due 1/27/19		2,750,000	2,715,625
	8.00%, due 11/1/31		1,415,000	1,768,750
	Ford Motor Credit Co. LLC 8.125%, due 1/15/20		1,584,000	1,979,216
	General Motors Financial Co., Inc. 3.25%, due 5/15/18		4,491,000	4,575,206
				11,038,797
	Finance - Commercial 0.3%
	Textron Financial Corp. 6.00%, due 2/15/67 (a)(b)		2,500,000	2,237,500

	Finance - Consumer Loans 1.6%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (a)		2,350,000	2,388,775
	Navient Corp.
	5.00%, due 10/26/20		510,000	500,437
	7.25%, due 1/25/22		625,000	659,375
	8.00%, due 3/25/20		1,348,000	1,496,415
	8.45%, due 6/15/18		250,000	277,500
	OneMain Financial Holdings, Inc. 7.25%, due 12/15/21 (b)		3,515,000	3,638,025
	Springleaf Finance Corp.
	5.25%, due 12/15/19		1,140,000	1,127,175
	6.00%, due 6/1/20		1,000,000	1,005,000
	7.75%, due 10/1/21		1,390,000	1,522,050
				12,614,752
	Finance - Credit Card 0.3%
	American Express Co. 6.80%, due 9/1/66 (a)		2,267,000	2,380,804
	Discover Financial Services 3.85%, due 11/21/22		300,000	307,789
				2,688,593
	Finance - Investment Banker/Broker 0.2%
	Jefferies Group LLC
	5.125%, due 1/20/23		552,000	572,978
	6.45%, due 6/8/27		750,000	810,000
				1,382,978
	Finance - Other Services 0.5%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22		1,310,000	1,349,300
	6.00%, due 8/1/20		2,670,000	2,773,596
				4,122,896
	Food 2.1%
	Aramark Services, Inc. 5.75%, due 3/15/20		2,575,000	2,690,875
	Grupo Bimbo S.A.B. de C.V. 4.50%, due 1/25/22 (b)		3,137,000	3,382,313
	HJ Heinz Co. 4.875%, due 2/15/25 (b)		3,755,000	4,069,481
	Kerry Group Financial Services 3.20%, due 4/9/23 (b)		2,151,000	2,154,102
	Pilgrim's Pride Corp. 5.75%, due 3/15/25 (b)		2,705,000	2,765,863
	Smithfield Foods, Inc.
	6.625%, due 8/15/22		490,000	524,300
	7.75%, due 7/1/17		794,000	883,325
	Virgolino de Oliveira Finance S.A.
	10.875%, due 1/13/20 (b)(f)		1,465,000	260,770
	11.75%, due 2/9/22 (b)(g)		1,775,000	71,000
				16,802,029
	Forest Products & Paper 0.6%
	Domtar Corp. 10.75%, due 6/1/17		887,000	1,039,685
	Georgia-Pacific LLC 8.00%, due 1/15/24		2,180,000	2,892,330
	International Paper Co. 7.30%, due 11/15/39		157,000	209,467
	MeadWestvaco Corp. 7.375%, due 9/1/19		900,000	1,069,673
				5,211,155
	Gas 0.2%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	6.25%, due 8/20/19		1,360,000	1,411,000
	6.50%, due 5/20/21		168,000	175,560
				1,586,560
	Health Care - Products 1.4%
	Alere, Inc.
	6.50%, due 6/15/20		2,868,000	2,961,210
	7.25%, due 7/1/18		1,000,000	1,061,250
	Kinetic Concepts, Inc. / KCI U.S.A., Inc. 10.50%, due 11/1/18		1,635,000	1,769,887
	Mallinckrodt International Finance S.A. 4.75%, due 4/15/23		1,190,000	1,133,475
	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC 5.75%, due 8/1/22 (b)		2,680,000	2,767,100
	Zimmer Holdings, Inc. 2.70%, due 4/1/20		1,190,000	1,206,596
				10,899,518
	Health Care - Services 1.9%
	CHS / Community Health Systems, Inc. 5.125%, due 8/1/21		3,000,000	3,090,000
	DaVita HealthCare Partners, Inc. 5.75%, due 8/15/22		2,525,000	2,682,812
¤	HCA, Inc.
	5.00%, due 3/15/24		3,450,000	3,657,000
	5.875%, due 3/15/22		1,000,000	1,107,190
	7.50%, due 2/15/22		1,350,000	1,574,438
	Tenet Healthcare Corp. 6.00%, due 10/1/20		3,150,000	3,339,000
				15,450,440
	Home Builders 3.6%
	Beazer Homes USA, Inc.
	5.75%, due 6/15/19		1,114,000	1,088,935
	7.25%, due 2/1/23		1,250,000	1,193,750
	8.125%, due 6/15/16		186,000	196,695
	D.R. Horton, Inc. 3.75%, due 3/1/19		3,350,000	3,391,875
	K Hovnanian Enterprises, Inc.
	7.00%, due 1/15/19 (b)		1,365,000	1,310,400
	7.25%, due 10/15/20 (b)		1,080,000	1,134,000
	KB Home 8.00%, due 3/15/20		1,925,000	2,079,000
	Lennar Corp.
	4.50%, due 6/15/19		2,125,000	2,194,063
	4.50%, due 11/15/19		1,300,000	1,335,750
	6.95%, due 6/1/18		46,000	50,600
	MDC Holdings, Inc.
	5.50%, due 1/15/24		2,425,000	2,364,375
	5.625%, due 2/1/20		1,072,000	1,141,680
	Shea Homes, L.P. / Shea Homes Funding Corp. 5.875%, due 4/1/23 (b)		3,545,000	3,607,037
	Standard Pacific Corp.
	8.375%, due 5/15/18		885,000	1,011,113
	8.375%, due 1/15/21		1,100,000	1,273,250
	Toll Brothers Finance Corp. 5.875%, due 2/15/22		1,340,000	1,470,650
	TRI Pointe Holdings, Inc. 4.375%, due 6/15/19 (b)		4,230,000	4,129,537
				28,972,710
	Insurance 3.9%
	Allstate Corp. (The) 6.50%, due 5/15/67 (a)		3,047,000	3,526,902
	American International Group, Inc.
	Series A3 4.875%, due 3/15/67 (a)	EUR	2,000,000	2,237,596
	Series A2 5.75%, due 3/15/67 (a)	GBP	450,000	697,302
	Chubb Corp. (The) 6.375%, due 3/29/67 (a)		$2,495,000	2,644,700
	Genworth Holdings, Inc.
	6.15%, due 11/15/66 (a)		1,350,000	796,500
	7.20%, due 2/15/21		450,000	467,437
	7.625%, due 9/24/21		1,840,000	1,913,600
	Liberty Mutual Group, Inc.
	7.00%, due 3/7/67 (a)(b)		800,000	820,400
	7.80%, due 3/7/87 (b)		102,000	124,695
	10.75%, due 6/15/88 (a)(b)		987,000	1,510,110
	Lincoln National Corp. 7.00%, due 5/17/66 (a)		1,468,000	1,409,280
	Oil Insurance, Ltd. 3.255%, due 12/29/49 (a)(b)		1,648,000	1,466,720
	Pacific Life Insurance Co. 9.25%, due 6/15/39 (b)		1,046,000	1,668,157
	Progressive Corp. (The) 6.70%, due 6/15/67 (a)		138,000	145,504
	Protective Life Corp. 8.45%, due 10/15/39		1,564,000	2,376,065
	Prudential Financial, Inc. 5.625%, due 6/15/43 (a)		1,245,000	1,319,700
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (a)(b)		129,000	135,450
	Validus Holdings, Ltd. 8.875%, due 1/26/40		1,655,000	2,347,215
	Voya Financial, Inc.
	2.90%, due 2/15/18		495,000	510,744
	5.50%, due 7/15/22		1,110,000	1,282,713
	XLIT, Ltd.
	4.45%, due 3/31/25		2,665,000	2,682,248
	6.50%, due 10/29/49 (a)		1,516,000	1,341,660
				31,424,698
	Internet 0.4%
	Alibaba Group Holding, Ltd. 3.125%, due 11/28/21 (b)		3,400,000	3,423,970

	Iron & Steel 1.7%
	AK Steel Corp.
	7.625%, due 5/15/20		800,000	688,000
	7.625%, due 10/1/21		2,860,000	2,316,600
	Allegheny Ludlum Corp. 6.95%, due 12/15/25		157,000	174,080
	ArcelorMittal
	7.00%, due 2/25/22		1,575,000	1,724,625
	7.75%, due 10/15/39		1,500,000	1,575,000
	Cliffs Natural Resources, Inc.
	5.90%, due 3/15/20		760,000	433,200
	5.95%, due 1/15/18 (c)		1,324,000	1,026,100
	8.25%, due 3/31/20 (b)		1,870,000	1,757,800
	Steel Dynamics, Inc. 5.25%, due 4/15/23		2,100,000	2,126,250
	United States Steel Corp. 7.375%, due 4/1/20		1,750,000	1,776,775
				13,598,430
	Leisure Time 0.3%
	NCL Corp., Ltd. 5.25%, due 11/15/19 (b)		1,725,000	1,768,125
	Royal Caribbean Cruises, Ltd. 7.25%, due 3/15/18		600,000	669,000
				2,437,125
	Lodging 1.6%
	Caesars Entertainment Operating Co., Inc. 9.00%, due 2/15/20 (f)		2,269,000	1,679,060
	MGM Resorts International
	6.00%, due 3/15/23		1,650,000	1,695,375
	6.75%, due 10/1/20		1,194,000	1,280,565
	8.625%, due 2/1/19		475,000	541,500
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18		185,000	211,810
	7.15%, due 12/1/19		1,334,000	1,580,643
¤	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
	4.25%, due 5/30/23 (b)		1,150,000	1,098,250
	5.375%, due 3/15/22		1,800,000	1,863,000
	5.50%, due 3/1/25 (b)		2,790,000	2,824,875
				12,775,078
	Machinery - Construction & Mining 0.1%
	Terex Corp. 6.00%, due 5/15/21		1,015,000	1,040,375

	Machinery - Diversified 0.5%
	Zebra Technologies Corp. 7.25%, due 10/15/22 (b)		3,775,000	4,067,563

	Media 2.1%
	CCO Holdings LLC / CCO Holdings Capital Corp. 7.25%, due 10/30/17		500,000	521,250
	CCOH Safari LLC
	5.50%, due 12/1/22		1,475,000	1,508,188
	5.75%, due 12/1/24		375,000	386,250
	Clear Channel Worldwide Holdings, Inc.
	Series B 6.50%, due 11/15/22		3,006,000	3,163,815
	Series B 7.625%, due 3/15/20		1,300,000	1,368,250
	Cox Communications, Inc. 6.95%, due 6/1/38 (b)		509,000	650,532
	DISH DBS Corp.
	4.25%, due 4/1/18		2,500,000	2,512,500
	6.75%, due 6/1/21		1,400,000	1,491,000
	7.125%, due 2/1/16		185,000	192,169
	iHeartCommunications, Inc.
	9.00%, due 12/15/19		1,000,000	990,000
	9.00%, due 3/1/21		3,330,000	3,188,475
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		740,000	994,368
				16,966,797
	Mining 0.9%
	Aleris International, Inc.
	7.625%, due 2/15/18		2,045,000	2,080,787
	7.875%, due 11/1/20		621,000	631,868
	FMG Resources (August 2006) Pty, Ltd.
	6.875%, due 2/1/18 (b)		177,778	174,222
	8.25%, due 11/1/19 (b)		1,665,000	1,431,900
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19		1,000,000	1,268,109
	Vedanta Resources PLC
	7.125%, due 5/31/23 (b)		700,000	579,250
	8.25%, due 6/7/21 (b)		870,000	789,525
				6,955,661
	Miscellaneous - Manufacturing 1.0%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (b)		1,860,000	1,871,625
	Bombardier, Inc.
	6.00%, due 10/15/22 (b)		2,430,000	2,281,162
	6.125%, due 1/15/23 (b)		1,300,000	1,228,500
	Gates Global Llc / Gates Global Co. 6.00%, due 7/15/22 (b)		2,665,000	2,515,094
				7,896,381
	Oil & Gas 5.3%
	Anadarko Petroleum Corp. (zero coupon), due 10/10/36		6,555,000	2,589,225
	Berry Petroleum Co., LLC 6.75%, due 11/1/20		752,000	611,000
	BP Capital Markets PLC 3.20%, due 3/11/16		3,700,000	3,785,385
	California Resources Corp. 5.00%, due 1/15/20 (b)		1,745,000	1,574,862
	Chesapeake Energy Corp.
	4.875%, due 4/15/22		2,595,000	2,432,812
	5.375%, due 6/15/21		650,000	630,500
	6.625%, due 8/15/20		1,055,000	1,089,288
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (b)		1,975,000	1,915,750
	Concho Resources, Inc.
	5.50%, due 4/1/23		700,000	705,180
	6.50%, due 1/15/22		500,000	523,750
	7.00%, due 1/15/21		3,000	3,143
	Denbury Resources, Inc. 6.375%, due 8/15/21		2,035,000	1,917,987
	ENI S.p.A. 4.15%, due 10/1/20 (b)		1,280,000	1,358,849
	EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, due 5/1/20		1,325,000	1,387,938
	Hilcorp Energy I, L.P. / Hilcorp Finance Co.
	7.625%, due 4/15/21 (b)		700,000	728,000
	8.00%, due 2/15/20 (b)		700,000	724,500
	Linn Energy LLC / Linn Energy Finance Corp.
	6.50%, due 5/15/19		850,000	714,531
	7.75%, due 2/1/21		2,140,000	1,701,300
	8.625%, due 4/15/20		365,000	311,163
	Murphy Oil USA, Inc. 6.00%, due 8/15/23		3,023,000	3,242,167
	Parker Drilling Co. 6.75%, due 7/15/22		2,090,000	1,656,325
	Petrobras Global Finance B.V. 6.25%, due 3/17/24		2,500,000	2,357,000
	Petrobras International Finance Co. S.A. 5.375%, due 1/27/21		490,000	444,504
	Precision Drilling Corp.
	6.50%, due 12/15/21		487,000	451,693
	6.625%, due 11/15/20		882,000	831,285
	Samson Investment Co. 9.75%, due 2/15/20		1,300,000	351,000
	Sanchez Energy Corp. 6.125%, due 1/15/23		2,670,000	2,399,662
	SM Energy Co.
	5.00%, due 1/15/24		1,300,000	1,223,950
	6.125%, due 11/15/22 (b)		2,445,000	2,432,775
	Sunoco, L.P. / Sunoco Finance Corp. 6.375%, due 4/1/23 (b)		2,215,000	2,281,450
	Swift Energy Co. 8.875%, due 1/15/20		1,042,000	437,640
				42,814,614
	Oil & Gas Services 1.1%
	Basic Energy Services, Inc.
	7.75%, due 2/15/19		2,070,000	1,593,900
	7.75%, due 10/15/22		500,000	370,000
	CGG S.A. 6.50%, due 6/1/21		1,950,000	1,555,125
	Hiland Partners, L.P. / Hiland Partners Finance Corp. 5.50%, due 5/15/22 (b)		3,430,000	3,515,750
	PHI, Inc. 5.25%, due 3/15/19		2,295,000	2,076,975
				9,111,750
	Packaging & Containers 2.3%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.75%, due 1/31/21 (b)		3,945,000	3,994,313
	Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, due 1/15/23		1,500,000	1,513,125
	Crown European Holdings S.A. 4.00%, due 7/15/22 (b)	EUR	2,150,000	2,496,731
	Novelis, Inc.
	8.375%, due 12/15/17		$386,000	403,370
	8.75%, due 12/15/20		1,642,000	1,758,993
	Owens-Brockway Glass Container, Inc. 5.00%, due 1/15/22 (b)		4,030,000	4,105,159
	Reynolds Group Issuer, Inc.
	7.875%, due 8/15/19		475,000	501,719
	8.50%, due 5/15/18		625,000	641,406
	9.875%, due 8/15/19		826,000	883,820
	Sealed Air Corp.
	4.875%, due 12/1/22 (b)		1,875,000	1,912,500
	8.375%, due 9/15/21 (b)		500,000	562,500
				18,773,636
	Pharmaceuticals 1.5%
	Actavis Funding SCS 3.45%, due 3/15/22		4,165,000	4,266,114
	Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc. 6.00%, due 2/1/25 (b)		3,850,000	3,965,500
¤	Valeant Pharmaceuticals International, Inc.
	5.50%, due 3/1/23 (b)		1,075,000	1,083,062
	6.375%, due 10/15/20 (b)		1,075,000	1,116,656
	7.50%, due 7/15/21 (b)		1,500,000	1,622,340
				12,053,672
	Pipelines 3.5%
	Access Midstream Partners, L.P. / ACMP Finance Corp.
	4.875%, due 5/15/23		490,000	493,675
	5.875%, due 4/15/21		2,475,000	2,584,049
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp. 6.625%, due 10/1/20		1,350,000	1,390,500
	Crestwood Midstream Partners, L.P. / Crestwood Midstream Finance Corp. 6.25%, due 4/1/23 (b)		3,155,000	3,186,550
	Energy Transfer Equity, L.P. 7.50%, due 10/15/20		1,100,000	1,232,000
	Energy Transfer Partners, L.P. 7.60%, due 2/1/24		383,000	477,176
	Kinder Morgan, Inc. 7.75%, due 1/15/32		3,250,000	3,999,925
	Panhandle Eastern Pipe Line Co., L.P. 8.125%, due 6/1/19		463,000	562,740
	Penn Virginia Resource Partners, L.P. / Penn Virginia Resource Finance Corp. 6.50%, due 5/15/21		490,000	515,725
	Regency Energy Partners, L.P. / Regency Energy Finance Corp.
	5.00%, due 10/1/22		490,000	509,600
	5.50%, due 4/15/23		750,000	774,375
	5.75%, due 9/1/20		885,000	955,800
	5.875%, due 3/1/22		850,000	922,250
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24		818,000	898,303
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.125%, due 11/15/19 (b)		750,000	746,250
	5.00%, due 1/15/18 (b)		1,600,000	1,648,000
	5.25%, due 5/1/23		950,000	954,750
	6.375%, due 8/1/22		861,000	901,898
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.
	5.50%, due 10/15/19 (b)		615,000	633,450
	5.875%, due 10/1/20		3,249,000	3,330,225
	Williams Cos., Inc. (The) 3.70%, due 1/15/23		1,350,000	1,247,941
				27,965,182
	Real Estate Investment Trusts 0.8%
	Geo Group, Inc. (The) 6.625%, due 2/15/21		3,829,000	4,058,740
	Host Hotels & Resorts, L.P.
	3.75%, due 10/15/23		329,000	333,472
	5.875%, due 6/15/19		1,200,000	1,245,352
	Ventas Realty, L.P. / Ventas Capital Corp. 2.70%, due 4/1/20		991,000	1,001,772
				6,639,336
	Retail 1.9%
	AmeriGas Finance LLC / AmeriGas Finance Corp.
	6.75%, due 5/20/20		800,000	842,000
	7.00%, due 5/20/22		950,000	1,018,875
	AutoNation, Inc. 6.75%, due 4/15/18		830,000	932,689
	CVS Health Corp. 4.75%, due 5/18/20		1,305,000	1,474,979
	Family Tree Escrow LLC 5.75%, due 3/1/23 (b)		3,655,000	3,846,887
	Macy's Retail Holdings, Inc. 3.875%, due 1/15/22		1,300,000	1,387,659
	QVC, Inc. 4.85%, due 4/1/24		2,300,000	2,390,979
	Suburban Propane Partners L.P. / Suburban Energy Finance Corp.
	5.50%, due 6/1/24		3,395,000	3,479,875
	5.75%, due 3/1/25		105,000	107,100
				15,481,043
	Semiconductors 0.8%
	Freescale Semiconductor, Inc.
	5.00%, due 5/15/21 (b)		325,000	342,875
	6.00%, due 1/15/22 (b)		2,909,000	3,167,174
	Sensata Technologies B.V. 5.00%, due 10/1/25 (b)		3,040,000	3,081,800
				6,591,849
	Software 0.4%
	First Data Corp.
	7.375%, due 6/15/19 (b)		2,042,000	2,133,890
	8.875%, due 8/15/20 (b)		320,000	340,800
	10.625%, due 6/15/21		779,000	886,113
				3,360,803
	Special Purpose Entity 0.1%
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (b)		560,000	568,082

	Telecommunications 4.7%
	CC Holdings GS V LLC / Crown Castle GS III Corp. 2.381%, due 12/15/17		1,523,000	1,535,752
	Colombia Telecomunicaciones S.A. ESP 5.375%, due 9/27/22 (b)		550,000	560,148
	Comcel Trust 6.875%, due 2/6/24 (b)		2,500,000	2,663,750
	CommScope Holding Co., Inc. 6.625%, due 6/1/20 (b)(h)		1,000,000	1,025,000
	CommScope, Inc. 5.00%, due 6/15/21 (b)		1,563,000	1,561,046
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19		250,000	271,250
	7.625%, due 6/15/21		1,398,000	1,537,800
	Inmarsat Finance PLC 4.875%, due 5/15/22 (b)		2,500,000	2,500,000
	Intelsat Luxembourg S.A. 8.125%, due 6/1/23		3,801,000	3,496,920
	Sprint Capital Corp.
	6.90%, due 5/1/19		738,000	762,908
	8.75%, due 3/15/32		1,830,000	1,889,475
	Sprint Corp. 7.25%, due 9/15/21		1,000,000	1,005,000
	T-Mobile USA, Inc.
	6.125%, due 1/15/22		3,050,000	3,145,312
	6.542%, due 4/28/20		1,235,000	1,299,837
	Telecom Italia Capital S.A. 7.721%, due 6/4/38		305,000	356,088
	Telefonica Emisiones SAU
	4.57%, due 4/27/23		1,781,000	1,959,825
	5.462%, due 2/16/21		279,000	318,851
	UPCB Finance L.V., Ltd. 5.375%, due 1/15/25 (b)		2,090,000	2,090,000
¤	Verizon Communications, Inc.
	3.00%, due 11/1/21		2,635,000	2,687,563
	3.50%, due 11/1/24		2,505,000	2,563,529
	5.15%, due 9/15/23		1,722,000	1,974,245
	ViaSat, Inc. 6.875%, due 6/15/20		1,255,000	1,322,456
	Virgin Media Secured Finance PLC 5.50%, due 1/15/25 (b)		850,000	880,813
				37,407,568
	Transportation 0.7%
	CHC Helicopter S.A. 9.25%, due 10/15/20		2,257,200	1,907,334
	Hornbeck Offshore Services, Inc.
	5.00%, due 3/1/21		2,525,000	2,007,375
	5.875%, due 4/1/20		659,000	566,740
	Ukraine Railways Via Shortline PLC 9.50%, due 5/21/18 (b)		2,075,000	767,750
				5,249,199
	Total Corporate Bonds (Cost $584,001,774)			578,987,735

	Foreign Bonds 0.6%
	Ireland 0.2%
	UT2 Funding PLC 5.321%, due 6/30/16	EUR	1,600,000	1,750,508

	United Kingdom 0.4%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	GBP	401,000	808,240
	Rexam PLC 6.75%, due 6/29/67 (a)	EUR	222,000	245,031
	Santander UK PLC 4.814%, due 9/28/49 (a)	GBP	1,150,000	1,722,969
				2,776,240
	Total Foreign Bonds (Cost $4,672,962)			4,526,748

	Loan Assignments 15.3% (i)
	Advertising 0.4%
	CBS Outdoor Americas Capital LLC Term Loan B 3.00%, due 1/31/21		$3,000,000	2,982,000

	Aerospace & Defense 0.1%
	Transdigm, Inc. Term Loan C 3.75%, due 2/28/20		492,443	491,443

	Airlines 0.1%
	United Airlines, Inc. New Term Loan B 3.50%, due 4/1/19		416,500	413,689

	Auto Parts & Equipment 1.4%
	Allison Transmission, Inc. New Term Loan B3 3.50%, due 8/23/19		2,715,625	2,713,363
	TI Group Automotive Systems LLC 2014 Term Loan B 4.25%, due 7/2/21		3,721,875	3,717,223
	Visteon Corp. Delayed Draw Term Loan B 3.50%, due 4/9/21		4,466,250	4,456,482
				10,887,068
	Building Materials 0.5%
	Quikrete Holdings, Inc.
	1st Lien Term Loan 4.00%, due 9/28/20		3,607,785	3,601,771
	2nd Lien Term Loan 7.00%, due 3/26/21		574,737	577,610
				4,179,381
	Chemicals 1.0%
	Axalta Coating Systems US Holdings, Inc. USD Term Loan 3.75%, due 2/1/20		4,263,538	4,234,951
	ECO Services Operations LLC Term Loan B 4.75%, due 12/4/21		997,500	999,994
	PQ Corp. 2014 Term Loan 4.00%, due 8/7/17		977,500	973,057
	WR Grace & Co.
	Delayed Draw Term Loan 2.75%, due 2/3/21		523,687	523,220
	USD Exit Term Loan 2.75%, due 2/3/21		1,463,910	1,462,602
				8,193,824
	Commercial Services 0.9%
	Allied Security Holdings LLC New 2nd Lien Term Loan 8.00%, due 8/13/21		2,178,082	2,170,823
	KAR Auction Services, Inc. Term Loan B2 3.50%, due 3/11/21		2,476,377	2,465,027
	Neff Rental LLC 2nd Lien Term Loan 7.25%, due 6/9/21		2,499,130	2,455,396
				7,091,246
	Electric 0.1%
	NRG Energy, Inc. REFI Term Loan B 2.75%, due 7/2/18		686,000	682,189

	Electrical Components & Equipment 0.4%
	Generac Power Systems, Inc. Term Loan B 3.25%, due 5/31/20		3,626,622	3,613,022

	Entertainment 1.0%
	Mohegan Tribal Gaming Authority New Term Loan B 5.50%, due 11/19/19		987,500	980,835
	Scientific Games International, Inc. 2014 Term Loan B1 6.00%, due 10/18/20		3,308,125	3,313,441
	SeaWorld Parks & Entertainment, Inc. Term Loan B2 3.00%, due 5/14/20		4,107,606	3,997,214
				8,291,490
	Food Services 0.2%
	Aramark Services, Inc. USD Term Loan F 3.25%, due 2/24/21		1,834,602	1,830,474

	Hand & Machine Tools 0.4%
	Milacron LLC New Term Loan 4.00%, due 3/28/20		3,065,526	3,023,375

	Health Care - Products 1.1%
	Hologic, Inc. New Term Loan B 3.25%, due 8/1/19		2,916,213	2,915,303
	Kinetic Concepts, Inc. USD Term Loan E1 4.50%, due 5/4/18		1,984,925	1,989,268
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21		4,223,088	4,180,198
				9,084,769
	Health Care - Services 1.1%
	Amsurg Corp. 1st Lien Term Loan B 3.75%, due 7/16/21		3,970,000	3,974,963
	DaVita HealthCare Partners, Inc. Term Loan B 3.50%, due 6/24/21		992,500	994,095
	MPH Acquisition Holdings LLC Term Loan 3.75%, due 3/31/21		4,068,925	4,055,119
				9,024,177
	Household Products & Wares 0.7%
	KIK Custom Products, Inc. New 1st Lien Term Loan 5.50%, due 4/29/19		1,777,427	1,774,650
	Prestige Brands, Inc. Term Loan B2 4.50%, due 9/3/21		3,712,500	3,718,997
				5,493,647
	Iron & Steel 0.6%
	Signode Industrial Group US Inc. USD Term Loan B 3.75%, due 5/1/21		4,574,462	4,531,577

	Lodging 1.1%
	Boyd Gaming Corp. Term Loan B 4.00%, due 8/14/20		1,630,417	1,631,181
¤	Hilton Worldwide Finance LLC USD Term Loan B2 3.50%, due 10/26/20		6,393,844	6,399,554
	MGM Resorts International Term Loan B 3.50%, due 12/20/19		734,972	732,522
				8,763,257
	Machinery - Diversified 0.6%
	Husky Injection Molding Systems Ltd. 1st Lien Term Loan 4.25%, due 6/30/21		4,477,500	4,459,111

	Media 0.5%
	Charter Communications Operating LLC Term Loan F 3.00%, due 1/3/21		1,977,387	1,968,118
	Virgin Media Bristol LLC USD Term Loan B 3.50%, due 6/7/20		2,060,091	2,056,943
				4,025,061
	Mining 0.3%
	FMG Resources (August 2006) Pty, Ltd New Term Loan B 3.75%, due 6/30/19		1,480,018	1,336,773
	Noranda Aluminum Acquisition Corp. New Term Loan B 5.75%, due 2/28/19		1,567,677	1,457,940
				2,794,713
	Miscellaneous - Manufacturing 0.2%
	Gates Global, Inc. Term Loan B 4.25%, due 7/5/21		1,930,300	1,921,855

	Oil & Gas 0.5%
	Fieldwood Energy LLC
	1st Lien Term Loan 3.875%, due 9/28/18		1,984,895	1,850,915
	2nd Lien Term Loan 8.375%, due 9/30/20		3,000,000	2,182,500
				4,033,415
	Packaging & Containers 0.2%
	Reynolds Group Holdings, Inc. New Dollar Term Loan 4.50%, due 12/1/18		1,692,850	1,698,291

	Pharmaceuticals 0.1%
¤	Valeant Pharmaceuticals International, Inc. Series E Term Loan B 3.50%, due 8/5/20		1,035,056	1,034,570

	Pipelines 0.3%
	Energy Transfer Equity, L.P. New Term Loan 3.25%, due 12/2/19		2,750,000	2,708,750

	Real Estate 0.6%
	Realogy Corp. New Term Loan B 3.75%, due 3/5/20		4,466,080	4,458,265

	Software 0.1%
	First Data Corp. New 2018 Extended Term Loan 3.674%, due 3/24/18		1,000,000	998,958

	Telecommunications 0.8%
	Intelsat Jackson Holdings S.A. Term Loan B2 3.75%, due 6/30/19		500,000	497,875
	Level 3 Financing Inc. Incremental Term Loan B5 4.50%, due 1/31/22		1,600,000	1,607,142
	SBA Senior Finance II LLC Term Loan B1 3.25%, due 3/24/21		4,410,349	4,384,359
				6,489,376
	Total Loan Assignments (Cost $124,754,405)			123,198,993

	Mortgage-Backed Securities 0.0%‡
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.0%‡
	Banc of America Commercial Mortgage, Inc. Series 2005-J, Class 1A1 2.547%, due 11/25/35 (j)		65,689	58,140
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 2.629%, due 7/25/36 (j)		42,917	41,360
	Residential Mortgages (Collateralized Mortgage Obligations) 0.0%‡
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)		25,301	23,904
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 1.959%, due 11/25/36 (j)		38,157	33,692
	Total Mortgage-Backed Securities (Cost $149,389)			157,096

	U.S. Government & Federal Agencies 0.5%
	Federal Home Loan Bank 0.5%
	1.125%, due 9/28/16		3,820,000	3,833,061

	Total U.S. Government & Federal Agencies (Cost $3,837,103)			3,833,061
	Total Long-Term Bonds (Cost $727,808,100)			723,143,154

		Shares
	Common Stock 0.1%
	Auto Manufacturers 0.1%
	General Motors Co.	14,784	554,400
	Total Common Stock (Cost $450,610)		554,400

	Convertible Preferred Stocks 0.2%
	Banks 0.1%
¤	Bank of America Corp. 7.25% Series L	400	462,800
	Wells Fargo & Co. 7.50% Series L	400	489,200
			952,000
	Hand & Machine Tools 0.0%‡
	Stanley Black & Decker, Inc. 4.75%	2,800	375,900

	Iron & Steel 0.1%
	ArcelorMittal 6.00%	36,000	540,720

	Total Convertible Preferred Stocks (Cost $2,064,210)		1,868,620

	Number of Warrants
Warrants 0.0%‡
Auto Manufacturers 0.0%‡
General Motors Co.
Strike Price $10.00 Expires 7/10/16 (k)	7,425	206,043
Strike Price $10.00 Expires 7/10/19 (k)	3,655	71,821
Total Warrants (Cost $233,707)		277,864

	Principal Amount
Short-Term Investment 8.5%
Repurchase Agreement 8.5%
State Street Bank and Trust Co. 0.00%, dated 3/31/15 due 4/1/15 Proceeds at Maturity $68,142,004 (Collateralized by a United States Treasury Note security with a rate of 2.125% and a maturity date of 1/31/21, with a Principal Amount of $67,255,000 and a Market Value of $69,505,554)	$68,142,004	68,142,004
Total Short-Term Investment (Cost $68,142,004)		68,142,004
Total Investments (Cost $798,698,631) (n)	98.8%	793,986,042
Other Assets, Less Liabilities	1.2	9,578,324
Net Assets	100.0%	$803,564,366

	Contracts Short	Unrealized Appreciation (Depreciation)(l)
Futures Contracts (0.2%)
Euro-Bund June 2015 (m)	(135)	$(51,714)
United States Treasury Note June 2015 (2 Year) (m)	(2,266)	(1,851,409)
Total Futures Contracts (Notional Amount $519,653,472)		$(1,903,123)

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2015, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of March 31, 2015.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of March 31, 2015.
(d)	Synthetic Convertible Bond - Security structured by an investment bank that provides exposure to a specific company's stock, represents 0.1% of the Portfolio's net assets.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2015, the total market value of this security was $76,561, which represented less than one-tenth of a percent of the Portfolio's net assets.
(f)	Issue in default.
(g)	Illiquid security - As of March 31, 2015, the total market value of this security was $71,000, which represented less than one-tenth of a percent of the Portfolio's net assets.
(h)	PIK ("Payment in Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(i)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of March 31, 2015.
(j)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2015.
(k)	Non-income producing security.
(l)	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2015.
(m)	As of March 31, 2015, cash in the amount of $1,870,258 was on deposit with brokers for futures transactions.
(n)	As of March 31, 2015, cost was $799,063,652 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$17,132,179
Gross unrealized depreciation	(22,209,789)
Net unrealized depreciation	$(5,077,610)

As of March 31, 2015, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Sale Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased	Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	5/7/15	JPMorgan Chase Bank	EUR	9,026,000	$10,269,512	$559,849
Pound Sterling vs. U.S. Dollar	5/7/15	JPMorgan Chase Bank	GBP	5,614,000	8,621,644	295,753
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$855,602

Swap Contracts

As of March 31, 2015, the Portfolio held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Upfront Premiums Received/ (Paid)	Unrealized Appreciation / (Depreciation	Value
$50,000,000	USD	3/24/2017	Fixed 0.842%	3-Month USD-LIBOR	$(1,265)	$(42,145)	$(43,410)
$50,000,000	USD	3/23/2017	Fixed 0.843%	3-Month USD-LIBOR	(1,663)	(44,375)	(46,039)
$50,000,000	USD	9/11/2016	Fixed 0.777%	3-Month USD-LIBOR	—	(116,680)	(116,680)
$50,000,000	USD	9/15/2016	Fixed 0.795%	3-Month USD-LIBOR	—	(128,889)	(128,889)
$30,000,000	USD	9/17/2016	Fixed 0.786%	3-Month USD-LIBOR	—	(72,497)	(72,497)
$120,000,000	USD	10/1/2016	Fixed 0.821%	3-Month USD-LIBOR	—	(339,439)	(339,439)
$120,000,000	USD	10/1/2016	Fixed 0.824%	3-Month USD-LIBOR	—	(343,932)	(343,932)
$87,000,000	USD	11/19/2016	Fixed 0.723%	3-Month USD-LIBOR	—	(56,002)	(56,002)
$50,000,000	USD	2/6/2017	Fixed 0.768%	3-Month USD-LIBOR	—	(7,220)	(7,220)
					$(2,928)	$(1,151,179)	$(1,154,108)

As of March 31, 2015, the Portfolio held the following centrally cleared credit default swap contract1:

Index	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/Receive Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ Depreciation[5]

Markit iTraxx Europe Series 23	6/20/2020	Buy	5,000	(5.00)%	$(588,680)	$(588,683)	$(3)

1. As of March 31, 2015, cash in the amount of $2,262,496 was on deposit with a broker for centrally cleared swap agreements.

2. Buy—Portfolio pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Sell—Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3. The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

4. The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

5. Represents the difference between the value of the credit default swap contract at the time they were opened and the value at March 31, 2015.

The following abbreviations are used in the preceding pages:
EUR	—Euro
GBP	—British Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$1,380,919	$—	$1,380,919
Convertible Bonds	—	11,058,602	—	11,058,602
Corporate Bonds	—	578,987,735	—	578,987,735
Foreign Bonds	—	4,526,748	—	4,526,748
Loan Assignments (b)	—	121,621,389	1,577,604	123,198,993
Mortgage-Backed Securities	—	157,096	—	157,096
U.S. Government & Federal Agencies	—	3,833,061	—	3,833,061
Total Long-Term Bonds	—	721,565,550	1,577,604	723,143,154
Common Stock	554,400	—	—	554,400
Convertible Preferred Stocks	1,868,620	—	—	1,868,620
Warrants	277,864	—	—	277,864
Short-Term Investment
Repurchase Agreement	—	68,142,004	—	68,142,004
Total Investments in Securities	2,700,884	789,707,554	1,577,604	793,986,042
Other Financial Instruments
Foreign Currency Forward Contract (c)	—	855,602	—	855,602
Total Investments in Securities and Other Financial Instruments	$2,700,884	$790,563,156	$1,577,604	$794,841,644

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (c)	$(1,903,123)	$—	$—	$(1,903,123)
Credit Default Swap Contracts	—	(588,683)	—	(588,683)
Interest Rate Swap Contracts	—	(1,151,179)	—	(1,151,179)
Total Other Financial Instruments	$(1,903,123)	$(1,739,862)	$—	$(3,642,985)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	Includes $577,610, and $999,994 of Level 3 securities held in Building Materials and Chemicals, respectively, which represents Loan Assignments whose value was obtained from an independent pricing service which utilize a single broker quote to determine such value as referenced in the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 31, 2015, a security with a market value of $570,426 transferred from Level 2 to Level 3. The transfer occurred as a result of the value for certain Loan Assignments obtained from an independent pricing service utilizing significant unobservable inputs. The fair value obtained for this security from an independent pricing service as of December 31, 2014, utilized the average of multiple bid quotations.

As of March 31, 2015, securities with a market value of $17,221,205 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of December 31, 2014, the fair value obtained for these Loan Assignments, from an independent pricing service, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2015
Long-Term Bonds
Loan Assignments
Auto Parts & Equipment	$3,665,953	$-	$-	$-	$-	$-		$-	$(3,665,953)	$-	$-
Building Material	-	(435)	-	7,619	-	-		570,426	-	577,610	7,619
Chemicals	985,000	175	12	17,307	-	(2,500	)(a)	-	-	999,994	17,282
Commercial Services	2,449,148	-	-	-	-	-		-	(2,449,148)	-	-
Electrical Components & Equipment	3,665,710	-	-	-	-	-		-	(3,665,710)	-	-
Hand & Machine Tools	2,981,069	-	-	-	-	-		-	(2,981,069)	-	-
Iron & Steel	4,459,325	-	-	-	-	-		-	(4,459,325)	-	-
Total	$18,206,205	$(260)	$12	$24,926	$-	$(2,500)		$570,426	$(17,221,205)	$1,577,604	$24,901

(a) Sales include principal reductions.

MainStay VP Van Eck Global Hard Assets Portfolio

Portfolio of Investments March 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 96.5% †
	Canada 11.7%
	Agnico Eagle Mines, Ltd. (Metals & Mining)	135,593	$3,783,279
	Agrium, Inc. (Chemicals)	87,200	9,092,344
	Barrick Gold Corp. (Metals & Mining)	357,000	3,912,720
	Eldorado Gold Corp. (Metals & Mining)	1,015,000	4,658,850
	First Quantum Minerals, Ltd. (Metals & Mining)	1,228,800	14,892,487
	Goldcorp, Inc. (Metals & Mining)	768,000	13,916,160
	New Gold, Inc. (Metals & Mining) (a)	1,033,700	3,504,243
	Osisko Gold Royalties, Ltd. (Metals & Mining)	46,720	617,499
	Yamana Gold, Inc. (Metals & Mining)	804,431	2,887,907
			57,265,489
	Norway 1.2%
	Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	140,400	4,672,512
	Seadrill, Ltd. (Energy Equipment & Services)	128,700	1,203,345
			5,875,857
	Switzerland 4.9%
¤	Glencore PLC (Metals & Mining) (a)	5,599,830	23,749,106

	United Kingdom 2.5%
	Genel Energy PLC (Oil, Gas & Consumable Fuels) (a)	184,700	1,289,095
	Ophir Energy PLC (Oil, Gas & Consumable Fuels) (a)	1,120,000	2,239,578
	Randgold Resources, Ltd., ADR (Metals & Mining)	124,500	8,624,115
			12,152,788
	United States 76.2%
	Advanced Drainage Systems, Inc. (Building Products)	114,200	3,419,148
¤	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	220,000	18,218,200
	Antero Resources Corp. (Oil, Gas & Consumable Fuels) (a)	132,800	4,690,496
	Baker Hughes, Inc. (Energy Equipment & Services)	85,100	5,410,658
	Cameron International Corp. (Energy Equipment & Services) (a)	49,800	2,246,976
	CF Industries Holdings, Inc. (Chemicals)	22,800	6,467,904
¤	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	186,800	21,498,812
	Commercial Metals Co. (Metals & Mining)	357,000	5,779,830
¤	Concho Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	184,700	21,410,424
¤	CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	566,600	15,802,474
	CSX Corp. (Road & Rail)	70,600	2,338,272
	Cummins, Inc. (Machinery)	66,400	9,205,696
¤	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	199,300	15,314,212
	Dril-Quip, Inc. (Energy Equipment & Services) (a)	64,300	4,397,477
¤	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	199,300	18,273,817
	Freeport-McMoRan, Inc. (Metals & Mining)	388,100	7,354,495
	Gulfport Energy Corp. (Oil, Gas & Consumable Fuels) (a)	122,500	5,623,975
¤	Halliburton Co. (Energy Equipment & Services)	379,800	16,665,624
	Helmerich & Payne, Inc. (Energy Equipment & Services)	41,500	2,824,905
	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	238,700	10,039,722
	Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels) (a)	423,800	5,526,352
	Louisiana-Pacific Corp. (Paper & Forest Products) (a)	541,700	8,943,467
	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	323,800	8,454,418
	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	51,900	5,314,041
	Nabors Industries, Ltd. (Energy Equipment & Services)	595,700	8,131,305
	Newfield Exploration Co. (Oil, Gas & Consumable Fuels) (a)	157,700	5,533,693
	Parsley Energy, Inc. Class A (Oil, Gas & Consumable Fuels) (a)	147,400	2,355,452
	Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	365,300	1,797,276
	Phillips 66 (Oil, Gas & Consumable Fuels)	66,400	5,219,040
¤	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	122,500	20,029,975
	Royal Gold, Inc. (Metals & Mining)	95,500	6,027,005
¤	Schlumberger, Ltd. (Energy Equipment & Services)	242,800	20,259,232
	Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	226,200	2,130,804
	SemGroup Corp. Class A (Oil, Gas & Consumable Fuels)	137,000	11,143,580
	SM Energy Co. (Oil, Gas & Consumable Fuels)	242,800	12,547,904
	SolarEdge Technologies, Inc. (Semiconductors & Semiconductor Equipment) (a)	20,700	453,951
	Steel Dynamics, Inc. (Metals & Mining)	260,300	5,232,030
	SunEdison, Inc. (Semiconductors & Semiconductor Equipment) (a)	498,100	11,954,400
	Superior Energy Services, Inc. (Energy Equipment & Services)	342,500	7,651,450
	Union Pacific Corp. (Road & Rail)	20,800	2,252,848
	United States Steel Corp. (Metals & Mining)	209,600	5,114,240
	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	197,200	12,545,864
	Westmoreland Coal Co. (Oil, Gas & Consumable Fuels) (a)	37,400	1,000,824
	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels) (a)	172,300	5,324,070
			371,926,338
	Total Common Stocks (Cost $519,291,155)		470,969,578

	Principal Amount
Short-Term Investment 4.8%
Repurchase Agreement 4.8%
United States 4.8%
State Street Bank and Trust Co. 0.00%, dated 3/31/15 due 4/1/15 Proceeds at Maturity $ 23,508,033 (Collateralized by a United States Treasury Note with a rate of 0.25% and a maturity date of 9/30/15, with a Principal Amount of $23,980,000 and a Market Value of $23,980,000) (Capital Markets)	$23,508,033	23,508,033
Total Short-Term Investment (Cost $23,508,033)		23,508,033

Total Investments (Cost $542,799,188) (b)	101.3%	494,477,611
Other Assets, Less Liabilities	(1.3)	(6,418,061)
Net Assets	100.0%	$488,059,550

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of March 31, 2015, cost was $543,423,795 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$54,494,558
Gross unrealized depreciation	(103,440,742)
Net unrealized depreciation	$(48,946,184)

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$470,969,578	$—	$—	$470,969,578
Short-Term Investment
Repurchase Agreement	—	23,508,033	—	23,508,033
Total Investments in Securities	$470,969,578	$23,508,033	$—	$494,477,611

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 31, 2015, certain foreign securities with a market value of $29,417,985 were transferred from Level 2 to Level 1 as the prices of these securities were based on observable quoted prices in active markets.

As of March 31, 2015, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS March 31, 2015 (Unaudited)

SECURITIES VALUATION.

MainStay VP Funds Trust is comprised of twenty-nine separate series (each a "Portfolio" and collectively, the "Portfolios"). Each Portfolio prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Portfolios are open for business ("valuation date").

The Board of Trustees (the "Board") of MainStay VP Funds Trust adopted procedures establishing methodologies for the valuation of each Portfolio’s securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Portfolios (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolio assets (including fair value measurements for the Portfolios' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Portfolio.

To assess the appropriateness of security valuations, the Manager, Subadvisor(s) or the Portfolios' third party service provider, who is subject to oversight by the Manager regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security is submitted by the Valuation Committee to the Board for its review and ratification, if appropriate, at its next regularly scheduled meeting.

“Fair value” is defined as the price a Portfolio would receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Portfolio. Unobservable inputs reflect each Portfolio's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for an identical asset or liability

• Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the Portfolios' own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

As of March 31, 2015, the aggregate value by input level of the Portfolios' assets and liabilities is included at the end of each Portfolio’s respective Portfolio of Investments.

The Portfolios may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark Yields	• Reported Trades
• Broker Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids / Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Portfolios generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Portfolios may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Due to the inherent uncertainty of such assets or liabilities, fair values may differ significantly from values that would have been used had an active market existed. During the period ended March 31, 2015, there have been no material changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of March 31, 2015, the Balanced, Bond, Emerging Markets Equity, Government, High Yield Corporate Bond, Income Builder and Mid Cap Core Portfolios held securities with values of $10,636, $996,300, $1,089,047, $880,811, $17,390,971, $335,014 and $26,331, respectively, that were valued in such a manner.

Certain securities held by certain Portfolios may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolios' net asset values ("NAV(s)") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds an established threshold. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of March 31, 2015, no foreign equity securities were fair valued in such a manner.

Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities and Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s), if any. Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s), if any, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Securities held by the Cash Management Portfolio are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. These securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. As of March 31, 2015, the Floating Rate, High Yield Corporate Bond and Unconstrained Bond Portfolios held Level 3 securities with a value of $30,132,742, $21,119,634 and $1,577,604, respectively, that were valued by utilizing significant unobservable inputs.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued within seven days. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor(s) might wish to sell and these securities could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary from the amount that a Portfolio could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Portfolio. Under the supervision of the Board, the Manager or Subadvisor(s) measure the liquidity of a Portfolio's investments; in doing so, the Manager or Subadvisor(s) may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued by methods deemed reasonable in good faith in such a manner as the Board deems appropriate to reflect their fair value.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY VP FUNDS TRUST

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:             May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:             May 29, 2015

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:            May 29, 2015